      As filed with the Securities and Exchange Commission on April 6, 2006
                                           REGISTRATION STATEMENT NO. 333-101777
                                                                       811-21263

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 7


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 AMENDMENT NO. 7


                                 --------------

              TIC SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                 --------------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000


                                 Marie C. Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116


                     (Name and Address of Agent for Service)

                                 --------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]   on May 1, 2006 pursuant to paragraph (b) of Rule 485.


[ ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   on ______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Invidual Variable Annuity Contracts


================================================================================

                 PIONEER ANNUISTAR VARIABLE ANNUITY PROSPECTUS:
         METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES



This Prospectus describes PIONEER ANNUISTAR VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:


 AIM VARIABLE INSURANCE FUNDS - SERIES II                              Pioneer Cullen Value VCT Portfolio
   AIM V.I. Capital Appreciation Fund                                  Pioneer Emerging Markets VCT Portfolio
   AIM V.I. Mid Cap Core Equity Fund                                   Pioneer Equity Income VCT Portfolio
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2        Pioneer Equity Opportunity VCT Portfolio
   Franklin Rising Dividends Securities Fund                           Pioneer Europe VCT Portfolio
   Franklin Small-Mid Cap Growth Securities Fund                       Pioneer Fund VCT Portfolio
   Templeton Foreign Securities Fund                                   Pioneer Global High Yield VCT Portfolio
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - CLASS II+           Pioneer Growth Shares VCT Portfolio
   Legg Mason Partners Variable All Cap Portfolio+                     Pioneer High Yield VCT Portfolio
   Legg Mason Partners Variable Total Return Portfolio+                Pioneer Ibbotson Aggressive Allocation VCT Portfolio
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS II - CLASS II+                Pioneer Ibbotson Growth Allocation VCT Portfolio
   Legg Mason Partners Variable Aggressive Growth Portfolio+           Pioneer Ibbotson Moderate Allocation VCT Portfolio
 MET INVESTORS SERIES TRUST - CLASS B                                  Pioneer International Value VCT Portfolio
   Oppenheimer Capital Appreciation Portfolio+                         Pioneer Mid Cap Value VCT Portfolio
 METROPOLITAN SERIES FUND, INC.                                        Pioneer Oak Ridge Large Cap Growth VCT Portfolio
   BlackRock Money Market Portfolio - Class A+                         Pioneer Real Estate Shares VCT Portfolio
   Oppenheimer Global Equity Portfolio - Class B+                      Pioneer Small and Mid Cap Growth VCT Portfolio
 PIONEER VARIABLE CONTRACTS TRUST - CLASS II                           Pioneer Small Cap Value VCT Portfolio+
   Pioneer America Income VCT Portfolio                                Pioneer Small Company VCT Portfolio+
   Pioneer AmPac Growth VCT Portfolio                                  Pioneer Strategic Income VCT Portfolio
   Pioneer Balanced VCT Portfolio                                      Pioneer Value VCT Portfolio



(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.



------------
* THE TRAVELERS LIFE INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain contract features and/or some of the funding options may not be available in all states.



This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-866-547-3793 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary..................................................        3
Summary..................................................         4
Fee Table.................................................        8
Condensed Financial Information...........................       13
The Annuity Contract......................................       13
   Contract Owner Inquiries...............................       14
   Purchase Payments......................................       14
   Accumulation Units.....................................       15
   The Variable Funding Options...........................       15
   The Fixed Account......................................       19
Charges and Deductions....................................       19
   General................................................       19
   Withdrawal Charge......................................       19
   Free Withdrawal Allowance..............................       20
   Administrative Charges.................................       20
   Mortality and Expense Risk Charge......................       21
   Enhanced Stepped-Up Provision Charge...................       21
   Guaranteed Minimum Withdrawal Benefit
    Charge................................................       21
    Guaranteed Minimum Withdrawal Benefit
     For Life Charge......................................       21
   Guaranteed Minimum Accumulation Benefit
    Charge................................................       21
   Variable Liquidity Benefit Charge......................       21
   Transfer Charge........................................       21
   Variable Funding Option Expenses.......................       22
   Premium Tax............................................       22
   Changes in Taxes Based upon
     Premium or Value.....................................       22
Transfers.................................................       22
   Market Timing/Excessive Trading........................       22
   Dollar Cost Averaging..................................       24
Access to Your Money......................................       25
   Systematic Withdrawals.................................       25
   Managed Distribution Program...........................       26
   Loans..................................................       26
Ownership Provisions......................................       26
   Types of Ownership.....................................       26
     Contract Owner.......................................       26
     Beneficiary..........................................       26
     Annuitant............................................       26
Death Benefit.............................................       27
   Death Proceeds before the Maturity Date................       27
   Enhanced Stepped-Up Provision..........................       29
   Payment of Proceeds....................................       30
   Spousal Contract Continuance...........................       31
   Beneficiary Contract Continuance.......................       32
   Planned Death Benefit..................................       32
   Death Proceeds after the Maturity Date.................       33
Living Benefits...........................................       33
   Guaranteed Minimum Withdrawal Benefit..................       33
    Guaranteed Minimum Withdrawal Benefit
      For Life Benefit....................................       38
   Guaranteed Minimum Accumulation Benefit................       53
The Annuity Period........................................       53
   Maturity Date..........................................       53
   Allocation of Annuity..................................       53
     Variable Annuity.....................................       54
     Fixed Annuity........................................       54
Payment Options...........................................       54
     Election of Options..................................       54
     Annuity Options......................................       55
     Variable Liquidity Benefit ..........................       55
Miscellaneous Contract Provisions.........................       56
     Right to Return......................................       56
     Termination..........................................       56
     Required Reports.....................................       56
     Suspension of Payments...............................       56
The Separate Accounts.....................................       56
     Performance Information..............................       57
Federal Tax Considerations................................       57
     General Taxation of Annuities........................       58
     Types of Contracts: Qualified and
       Non-qualified......................................       58
     Qualified Annuity Contracts..........................       58
       Taxation of Qualified Annuity Contracts............       59
       Mandatory Distributions for Qualified Plans........       59
     Non-qualified Annuity Contracts......................       60
       Diversification Requirements for Variable
         Annuities........................................       61
       Ownership of the Investments.......................       61
       Taxation of Death Benefit Proceeds.................       61
     Other Tax Considerations.............................       61
       Treatment of Charges for Optional Benefits.........       61
       Puerto Rico Tax Considerations.....................       62
       Non-Resident Aliens................................       62
  Other Information.......................................       62
     The Insurance Companies..............................       62
     Financial Statements.................................       63
     Distribution of Variable Annuity Contracts...........       63
     Conformity with State and Federal Laws...............       65
     Voting Rights........................................       65
     Restrictions on Financial Transactions...............       65
     Legal Proceedings....................................       65
  Appendix A: Condensed Financial Information
     for MetLife Insurance Company of Connecticut: Separate
       Account Thirteen...................................      A-1
  Appendix B: Condensed Financial Information
     for MetLife Life and Annuity Company of Connecticut:
       Separate Account Fourteen..........................      B-1
  Appendix C: The Fixed Account...........................      C-1
  Appendix D: Waiver of Withdrawal Charge
     for Nursing Home Confinement.........................      D-1
  Appendix E: Contents of the Statement of
     Additional Information...............................      E-1

                                    GLOSSARY


ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS - a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted. CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403 or 408 of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                       PIONEER ANNUISTAR VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company), ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Thirteen for Variable Annuities ("Separate Account Thirteen"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account Fourteen for Variable Annuities ("Separate Account Fourteen"). When we refer to the Separate Account, we are referring to either Separate Account Thirteen or Separate Account Fourteen, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.


You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.


The contract is not available for purchase if the owner or Annuitant is age 81 or older.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified in your Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.40% for the Standard Death Benefit and 1.60% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% after seven full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are four GMWB rider options. The current charge for GMWB I, II and III, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.



If you elect the Guaranteed Minimum Withdrawal Benefit for Life ("GMWB for Life") rider, a charge will be deducted daily from amounts in the Variable Funding Options. The charge depends on whether you purchase the Single Life Option or the Joint Life Option. The current charge, on an annual basis, is 0.65% for the Single Life Option and 0.80% for the Joint Life Option. The charge can increase but will never exceed 1.50%.


If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.


      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue

            Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.


      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.


      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.



      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE"). For an additional charge, we will guarantee a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year. The guarantee is based on Purchase Payments received within two years of your initial purchase. Depending on when you elect to take your first withdrawal, the maximum amount of your investment that you may receive each year is 5%, 6%, or 7%. Payments are guaranteed for your life when you reach age 59-1/2 if you purchase the benefit alone (the "Single Life Option"), or guaranteed for the life of both you and your spouse (the "Joint Life Option") when both you and your spouse reach age 65 if you purchase the benefit with your spouse. The base guarantee increases each year automatically on your anniversary if your Contract Value is greater than the base guarantee. The guarantee is subject to restrictions on withdrawals, and you are required to remain invested in a limited number of specified Variable Funding Options. Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract, and once you purchase the GMWB for Life rider, you cannot cancel it. Guaranteed withdrawals are also available before the qualifying age, however these payments are not guaranteed for life. There is also a guaranteed lump sum feature available after ten years in lieu of guaranteed periodic payments.



      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB" OR "ACCUMULATION ADVANTAGE"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE........................................        6%(1)

(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE..........................................        $10(2)

(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE........................        6%(3)

(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE....................        $30(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE              WITHDRAWAL CHARGE
------------------------------------------         -----------------
Greater than or Equal to     But less than
           0 years                2 years                     6%
           2 years                4 years                     5%
           4 years                5 years                     4%
           5 years                6 years                     3%
           6 years                7 years                     2%
          7 + years                                           0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT             WITHDRAWAL CHARGE
-------------------------------------------         -----------------
Greater than or Equal to     But less than
           0 years                2 years                     6%
           2 years                4 years                     5%
           4 years                5 years                     4%
           5 years                6 years                     3%
           6 years                7 years                     2%
          7 + years                                           0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES


(as a percentage of the average daily net assets of the Separate Account) We will assess a minimum mortality and expense ("M & E") risk charge of 1.40% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, a 0.25% charge for GMWB III, a 0.65% current charge (maximum of 1.50% upon reset) for GMWB for Life (Single Life Option), and a 0.80% current charge (maximum of 1.50% upon reset) for GMWB for Life (Joint Life Option). Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:



                                                                                            STANDARD DEATH        ENHANCED DEATH
                                                                                               BENEFIT                BENEFIT
                                                                                            --------------        --------------
Mortality and Expense Risk Charge..............................................                1.40%                 1.60%
Administrative Expense Charge..................................................                0.15%                 0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......                1.55%                 1.75%
Optional E.S.P. Charge.........................................................                0.20%                 0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................                1.75%                 1.95%
Optional GMAB Charge...........................................................                0.50%                 0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED..................                2.05%                 2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5) ........                2.25%                 2.45%
Optional GMWB I Charge (maximum upon reset)....................................                1.00%(6)              1.00%(6)
Optional GMWB II Charge (maximum upon reset)...................................                1.00%(6)              1.00%(6)
Optional GMWB III Charge.......................................................                0.25%                 0.25%
Optional GMWB for Life (Single Life Option) Charge (maximum upon reset)                        1.50%(6)              1.50%(6)
Optional GMWB for Life (Joint Life Option) Charge (maximum upon reset)                         1.50%(6)              1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................                2.55%                 2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............                2.55%                 2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............                1.80%                 2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (SINGLE LIFE OPTION)
ONLY SELECTED..................................................................                3.05%                 3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (JOINT LIFE OPTION)
ONLY SELECTED..................................................................                3.05%                 3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........                2.75%                 2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........                2.75%                 2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........                2.00%                 2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR LIFE (SINGLE LIFE
OPTION) SELECTED...............................................................                3.25%                 3.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR LIFE (JOINT LIFE
OPTION) SELECTED...............................................................                3.25%                 3.45%


----------

(5) GMAB and GMWB cannot both be elected.



(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are as follows:

GMWB RIDER                                CURRENT CHARGE
GMWB I                                        0.40%
GMWB II                                       0.50%
GMWB for Life (Single Life Option)            0.65%
GMWB for Life (Joint Life Option)             0.80%



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated)



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-547-3793.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                              MINIMUM      MAXIMUM
                                                              -------      -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)          0.42%       38.61%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                 DISTRIBUTION                                CONTRACTUAL FEE         NET TOTAL
                                                    AND/OR                    TOTAL ANNUAL        WAIVER               ANNUAL
                                  MANAGEMENT     SERVICE(12b-1)    OTHER       OPERATING      AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                     FEE             FEES         EXPENSES      EXPENSES      REIMBURSEMENT          EXPENSES**
--------------------------------  ----------     --------------   --------    ------------   ---------------      -----------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital
     Appreciation Fund - Series
     II*                            0.61%            0.25%         0.29%         1.15%              --                  1.15%(1)
   AIM V.I. Mid Cap Core Equity
     Fund - Series II*              0.72%            0.25%         0.31%         1.28%              --                  1.28%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends
     Securities Fund - Class 2*     0.62%            0.25%         0.02%         0.89%            0.02%                 0.87%(2)(3)
   Franklin Small-Mid Cap
     Growth Securities Fund -
     Class 2*                       0.48%            0.25%         0.28%         1.01%            0.02%                 0.99%(2)(3)
   Templeton Foreign Securities
     Fund - Class 2*                0.65%            0.25%         0.17%         1.07%            0.05%                 1.02%(3)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable
     All Cap Portfolio - Class
     II*                            0.75%            0.25%         0.07%         1.07%              --                  1.07%
   Legg Mason Partners Variable
     Total Return Portfolio -
     Class II*                      0.75%            0.25%         0.30%         1.30%              --                  1.30%(4)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable
     Aggressive Growth
     Portfolio - Class II*          0.75%            0.25%         0.18%         1.18%              --                  1.18%(4)
MET INVESTORS SERIES TRUST
   Oppenheimer Capital
     Appreciation Portfolio -
     Class B*                       0.59%            0.25%         0.10%         0.94%              --                  0.94%(5)
METROPOLITAN SERIES FUND, INC.

   BlackRock Money Market
     Portfolio - Class A            0.35%              --          0.07%         0.42%            0.01%                 0.41%(6)
   Oppenheimer Global Equity
     Portfolio - Class B*           0.60%            0.25%         0.33%         1.18%              --                  1.18%
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT
     Portfolio - Class II*          0.50%            0.25%         0.28%         1.03%              --                  1.03%
   Pioneer AmPac Growth VCT
     Portfolio - Class II*          0.75%            0.25%         5.62%         6.62%            5.67%                 0.95%(7)
   Pioneer Balanced VCT
     Portfolio - Class II*          0.65%            0.25%         0.29%         1.19%              --                  1.19%
   Pioneer Cullen Value VCT
     Portfolio - Class II*          0.70%            0.25%         4.76%         5.71%            4.71%                 1.00%(7)
   Pioneer Emerging Markets VCT
     Portfolio - Class II*          1.15%            0.25%         0.59%         1.99%              --                  1.99%
   Pioneer Equity Income VCT
     Portfolio - Class II*          0.65%            0.25%         0.06%         0.96%              --                  0.96%
   Pioneer Equity Opportunity
     VCT Portfolio - Class II*      0.75%            0.25%        37.61%        38.61%           37.36%                 1.25%(7)
   Pioneer Europe VCT Portfolio
     - Class II*                    0.85%            0.25%         0.76%         1.86%              --                  1.86%
   Pioneer Fund VCT Portfolio -
     Class II*                      0.65%            0.25%         0.05%         0.95%              --                  0.95%
   Pioneer Global High Yield
     VCT Portfolio - Class II*      0.65%            0.25%         4.75%         5.65%            4.65%                 1.00%(7)
   Pioneer Growth Shares VCT
     Portfolio - Class II*          0.70%            0.25%         0.29%         1.24%              --                  1.24%
   Pioneer High Yield VCT
     Portfolio - Class II*          0.65%            0.25%         0.12%         1.02%              --                  1.02%
   Pioneer International Value
     VCT Portfolio - Class II*      0.85%            0.25%         0.59%         1.69%              --                  1.69%
   Pioneer Mid Cap Value VCT
     Portfolio - Class II*          0.65%            0.25%         0.05%         0.95%              --                  0.95%
   Pioneer Oak Ridge Large Cap
     Growth VCT Portfolio -
     Class II*                      0.75%            0.25%         0.93%         1.93%            0.98%                 0.95%(7)
   Pioneer Real Estate Shares
     VCT Portfolio - Class II*      0.80%            0.25%         0.13%         1.18%              --                  1.18%
   Pioneer Small and Mid Cap
     Growth VCT Portfolio -
     Class II*                      0.75%            0.25%         2.25%         3.25%            2.25%                 1.00%(7)
   Pioneer Small Cap Value VCT
     Portfolio - Class II*          0.75%            0.25%         0.39%         1.39%              --                  1.39%
   Pioneer Small Company VCT
     Portfolio - Class II*          0.75%            0.25%         0.83%         1.83%              --                  1.83%(8)
   Pioneer Strategic Income VCT
     Portfolio - Class II*          0.65%            0.25%         0.24%         1.14%              --                  1.14%
   Pioneer Value VCT Portfolio
     - Class II*                    0.75%            0.25%         0.43%         1.43%            0.13%                 1.30%(7)




                                                                                                                       NET TOTAL
                                                                                                                        ANNUAL
                                                                                                                       OPERATING
                                              DISTRIBUTION                                                             EXPENSES
                                                 AND/OR                  TOTAL    CONTRACTUAL FEE    NET TOTAL       INCLUDING NET
                                                 SERVICE                ANNUAL         WAIVER         ANNUAL          EXPENSES OF
                                 MANAGEMENT      (12b-1)      OTHER    OPERATING   AND/OR EXPENSE    OPERATING         UNDERLYING
       UNDERLYING FUND:              FEE          FEES      EXPENSES   EXPENSES    REIMBURSEMENT    EXPENSES**         PORTFOLIOS
-----------------------------    ----------   ------------  --------   ---------  ---------------   ----------      ----------------
PIONEER VARIABLE CONTRACTS
 TRUST
Pioneer Ibbotson Aggressive
 Allocation VCT Portfolio -
 Class II*...............           0.17%         0.25%       0.70%      1.12%         0.38%           0.74%         1.62%(7)(9)(10)
Pioneer Ibbotson Growth
 Allocation VCT Portfolio -
 Class II*...............           0.17%         0.25%       0.32%      0.74%           --            0.74%         1.58%(9)(10)

Pioneer Ibbotson Moderate
 Allocation VCT Portfolio -
 Class II*...............           0.17%         0.25%       0.32%      0.74%          ---            0.74%         1.54%(9)(10)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).


** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



NOTES



(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.



(2) While the maximum amount payable under the Fund's Class rule 12b-1 plan is 0.35% per year of the Fund's Class average annual net assets, the Board has set the current rate at 0.25% per year.



(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC) .



(4) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on November 1, 2005, for the Legg Mason Partners Variable Aggressive Growth Portfolio and October 1, 2005 for the Legg Mason Partners Variable Total Return Portfolio.



(5) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.00%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.05%.



(6) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.



(7) Net Total Annual Operating Expenses reflect a contractual expense limitation in effect through May 1, 2007 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to the percentages of the average daily net assets attributable to Class II shares listed in the table below. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2007. See the statement of additional information for the Underlying Fund for details regarding the expense limitation agreement.



                                                            CONTRACTUAL FEE AND/OR
VARIABLE FUNDING OPTION                                      EXPENSE LIMITATION
-------------------------------------------------------     ----------------------
Pioneer AmPac Growth VCT Portfolio.....................             0.95%
Pioneer Cullen Value VCT Portfolio.....................             1.00%
Pioneer Equity Opportunity VCT Portfolio...............             1.25%
Pioneer Global High Yield VCT Portfolio................             1.00%
Pioneer Oak Ridge Large Cap Growth VCT Portfolio.......             0.95%
Pioneer Small and Mid Cap Growth VCT Portfolio.........             1.00%
Pioneer Value VCT Portfolio............................             1.50%
Pioneer Ibbotson Aggressive Allocation VCT Portfolio...             0.74%



(8) Pioneer Small Company VCT Portfolio is expected to merge into Pioneer Small Cap Value VCT Portfolio as of approximately May 24, 2006.



(9) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer Investment Management, Inc. ("Pioneer") and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets.



(10) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios ("underlying portfolios"). In addition to their own operating expenses, these portfolios indirectly pay a portion of the expenses incurred by the underlying portfolios. The average expense ratio of underlying portfolios below is an estimate based upon (i) Ibbotson Associates, LLC's ("Ibbotson's") initial target allocation of the portfolios' assets among underlying portfolios and (ii) the historical expense ratio of the underlying portfolios based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of this Prospectus. The actual indirect expenses incurred by a shareholder will vary based upon the portfolios' actual allocation of its assets and the actual expenses of the underlying portfolios. Certain of the underlying portfolios have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying portfolio. The average expense ratio of underlying portfolios is estimated to be 0.88% for the Pioneer Ibbotson Aggressive Allocation VCT Portfolio, 0.84% for the Pioneer Ibbotson Growth Allocation VCT Portfolio and 0.80% for the Pioneer Ibbotson Moderate Allocation VCT Portfolio, in each case based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying portfolios and (ii) the historical gross expense ratio of the underlying portfolios for their most recent fiscal year. The portfolios only invest in class shares of the underlying portfolios that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying portfolio, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying portfolios ranges from 0.57% - 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying portfolio, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying portfolios ranges from 0.57% - 1.21% of average daily net assets.

EXAMPLE



The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit for Life rider (assuming the maximum 1.50% charge applies in all Contract Years).



                                                                                   IF CONTRACT IS NOT SURRENDERED OR
                                          IF CONTRACT IS SURRENDERED AT THE END    ANNUITIZED AT THE END OF PERIOD
                                                     OF PERIOD SHOWN:                             SHOWN:
                                          --------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS  10 YEARS
--------------------------------------    ------   -------    -------   --------  -------    -------    -------  --------
Underlying Fund with Minimum Total
Annual Operating Expenses.............       994     1,639      2,354      4,056      394      1,189      1,994     4,056
Underlying Fund with Maximum Total
Annual Operating Expenses.............     4,165     8,237     10,192     11,394    3,565      7,787      9,232    11,394


                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Pioneer Annuistar Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries.

Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                               MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
DEATH BENEFIT/OPTIONAL FEATURE                       ANNUITANT ON THE CONTRACT/RIDER DATE
-------------------------------------         ------------------------------------------------
Standard Death Benefit                                           80
Enhanced Death Benefit                                           75
Enhanced Stepped-Up Provision (E.S.P)                            75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial or personal tax advisor to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-291-2474.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of all subsequent Purchase Payments may total over $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



Administrative, Marketing and Support Service Fees. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-866-547-3793 or through your financial advisor. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



                FUNDING                                 INVESTMENT                                INVESTMENT
                OPTION                                  OBJECTIVE                             ADVISER/SUBADVISER
-------------------------------------   ----------------------------------------- ----------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital Appreciation Fund   The Fund's investment objective is growth  A I M Advisors, Inc.
     - Series II                        of capital.
   AIM V.I. Mid Cap Core Equity Fund -  The Fund's investment objective is         A I M Advisors, Inc.
     Series II                          long-term growth of capital.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Rising Dividends            Seeks long-term capital appreciation,      Franklin Advisory Services, LLC
     Securities Fund - Class 2          with preservation of capital as an
                                        important consideration.
   Franklin Small-Mid Cap Growth        Seeks long-term capital growth.            Franklin Advisers, Inc.
     Securities Fund - Class 2
   Templeton Foreign Securities Fund -  Seeks long-term capital growth.            Templeton Investment Counsel, LLC
     Class 2                                                                       Subadviser: Franklin Templeton
                                                                                   Investment Management Limited
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All     Seeks capital appreciation through         Salomon Brothers Asset Management Inc
     Cap Portfolio - Class II           investments.
   Legg Mason Partners Variable Total   Seeks to obtain above-average income.      Salomon Brothers Asset Management Inc
     Return Portfolio - Class II

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable         Seeks capital appreciation.                Salomon Brothers Asset Management Inc
     Aggressive Growth Portfolio -
     Class II

MET INVESTORS SERIES TRUST
   Oppenheimer Capital Appreciation     Seeks capital appreciation.                Met Investors Advisory LLC
     Portfolio - Class B                                                           Subadviser: OppenheimerFunds, Inc.

METROPOLITAN SERIES FUND, INC.
   BlackRock Money Market Portfolio -   Seeks a high level of current income       MetLife Advisers, LLC
     Class A                            consistent with preservation of capital.   Subadviser: BlackRock Advisors, Inc.
   Oppenheimer Global Equity Portfolio  Seeks capital appreciation.                MetLife Advisers, LLC
     - Class B                                                                     Subadviser: OppenheimerFunds, Inc.

PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT           Seeks as high a level of current income    Pioneer Investment Management, Inc.
     Portfolio - Class II               as is consistent with preservation of
                                        capital.
   Pioneer AmPac Growth VCT Portfolio   Seeks long term capital growth.            Pioneer Investment Management, Inc.
     - Class II                                                                    Subadviser: L. Roy Papp & Associates,
                                                                                   LLP
   Pioneer Balanced VCT Portfolio -     Seeks capital growth and current income    Pioneer Investment Management, Inc.
     Class II                           by actively managing investments in a      Subadviser: Prudential Investment
                                        diversified portfolio of equity            Management, Inc.
                                        securities.
   Pioneer Cullen Value VCT Portfolio   Seeks capital appreciation, with current   Pioneer Investment Management, Inc.
     - Class II                         income as a secondary objective.           Subadviser: Cullen Capital Management,
                                                                                   Inc.
   Pioneer Emerging Markets VCT         Seeks long-term growth of capital.         Pioneer Investment Management, Inc.
     Portfolio - Class II
   Pioneer Equity Income VCT Portfolio  Seeks current income and long-term growth  Pioneer Investment Management, Inc.
     - Class II                         of capital from a portfolio consisting
                                        primarily of income producing equity
                                        securities of U.S. corporations.
   Pioneer Equity Opportunity VCT       Seeks long-term capital growth. As a       Pioneer Investment Management, Inc.
     Portfolio - Class II               secondary objective, the portfolio may
                                        seek income.

   Pioneer Europe VCT Portfolio -       Invests in equity securities of European   Pioneer Investment Management, Inc.
     Class II                           issuers for long-term growth of capital.
   Pioneer Fund VCT Portfolio - Class   Invests in a broad list of carefully       Pioneer Investment Management, Inc.
     II                                 selected, reasonably priced securities
                                        for reasonable income and capital growth.
   Pioneer Global High Yield VCT        Seeks to maximize total return through a   Pioneer Investment Management, Inc.
     Portfolio - Class II               combination of income and capital
                                        appreciation.
   Pioneer Growth Shares VCT Portfolio  Invests primarily in equity securities of  Pioneer Investment Management, Inc.
     - Class II                         U.S. issuers for appreciation of capital.
   Pioneer High Yield VCT Portfolio -   Invests in below investment grade debt     Pioneer Investment Management, Inc.
     Class II                           securities and preferred stocks to
                                        maximize total return through a
                                        combination of income and capital
                                        appreciation.
   Pioneer Ibbotson Aggressive          Invests in equity securities of European   Pioneer Investment Management, Inc.
     Allocation VCT Portfolio - Class   issuers for long-term growth of capital.   Subadviser: Ibbotson Associates, LLC
     II
   Pioneer Ibbotson Growth Allocation   Seeks long-term capital growth and         Pioneer Investment Management, Inc.
     VCT Portfolio - Class II           current income.                            Subadviser: Ibbotson Associates, LLC
   Pioneer Ibbotson Moderate            Seeks long-term capital growth and         Pioneer Investment Management, Inc.
     Allocation VCT Portfolio - Class   current income.                            Subadviser: Ibbotson Associates, LLC
     II
   Pioneer International Value VCT      Invests primarily in equity securities of  Pioneer Investment Management, Inc.
     Portfolio - Class II               non-U.S. issuers for long-term growth of
                                        capital.
   Pioneer Mid Cap Value VCT Portfolio  Seeks capital appreciation by investing    Pioneer Investment Management, Inc.
     - Class II                         in a diversified portfolio of securities
                                        consisting primarily of common stocks.
   Pioneer Oak Ridge Large Cap Growth   Seeks capital appreciation.                Pioneer Investment Management, Inc.
     VCT Portfolio - Class II                                                      Subadviser: Oak Ridge Investments, LLC
   Pioneer Real Estate Shares VCT       Invests primarily in equity securities of  Pioneer Investment Management, Inc.
     Portfolio - Class II               REITs and other real estate industry       Subadviser: AEW Management and
                                        issuers for long-term growth of capital.   Advisors, L.P.
                                        Current income is the portfolio's
                                        secondary investment objective.
   Pioneer Small and Mid Cap Growth     Seeks long term capital growth.            Pioneer Investment Management, Inc.
     VCT Portfolio - Class II                                                      Subadviser: L. Roy Papp & Associates,
                                                                                   LLP
   Pioneer Small Cap Value VCT          Seeks capital growth by investing in a     Pioneer Investment Management, Inc.
     Portfolio - Class II               diversified portfolio of securities,
                                        consisting primarily of equity securities
                                        of small companies.
   Pioneer Small Company VCT Portfolio  Seeks capital growth by investing in a     Pioneer Investment Management, Inc.
                                        diversified portfolio of securities,
                                        consisting primarily of equity securities
                                        of small companies.
   Pioneer Strategic Income VCT         Invests in debt securities for a high      Pioneer Investment Management, Inc.
     Portfolio - Class II               level of current income.
   Pioneer Value VCT Portfolio - Class  Seeks reasonable income and capital        Pioneer Investment Management, Inc.
     II                                 growth.

      ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



Underlying Fund Name Changes



                    FORMER NAME                                                       NEW NAME
---------------------------------------------------         -----------------------------------------------------------
GREENWICH STREET SERIES FUND                                LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Salomon Brothers Variable Aggressive Growth Fund           Legg Mason Partners Variable Aggressive Growth Portfolio
SALOMON BROTHERS Variable SERIES FUND INC                   LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                               Legg Mason Partners Variable All Cap Portfolio
   Total Return Fund                                          Legg Mason Partners Variable Total Return Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.



           FORMER UNDERLYING FUND                                     NEW UNDERLYING FUND
-------------------------------------------                 -------------------------------------
                                                            METROPOLITAN SERIES FUND, INC.
MONEY MARKET PORTFOLIO                                        BlackRock Money Market Portfolio
PIONEER VARIABLE CONTRACTS TRUST                            PIONEER VARIABLE CONTRACTS TRUST
     Pioneer Small Company VCT Portfolio*                     Pioneer Small Cap Value Portfolio*



UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.



             FORMER UNDERLYING FUND                                  NEW UNDERLYING FUND
----------------------------------------------            ---------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS                        MET INVESTORS SERIES TRUST
     Oppenheimer Capital Appreciation Fund/VA               Oppenheimer Capital Appreciation Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS                        METROPOLITAN SERIES FUND, INC.
     Oppenheimer Global Securities Fund/VA                  Oppenheimer Global Equity Portfolio



* Pioneer Small Company VCT Portfolio is expected to merge into Pioneer Small Cap Value VCT Portfolio as of approximately May 24, 2006.


                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix A for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts, and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent, and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value, and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven full years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

     YEARS SINCE PURCHASE PAYMENT MADE            WITHDRAWAL CHARGE
-------------------------------------------   -------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN
------------------------     --------------
        0 years                 2 years                      6%
        2 years                 4 years                      5%
        4 years                 5 years                      4%
        5 years                 6 years                      3%
        6 years                 7 years                      2%
       7 + years                                             0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun

      - if you elect Annuity Payments for a fixed period of at least five year's duration, or

      -     under our Managed Distribution Program

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal amount is not cumulative from year to year.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.


ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e., calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:


      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.40% for the Standard Death Benefit and 1.60% for the Enhanced Death Benefit annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II:
0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE CHARGE



If you elect the GMWB for Life rider, a charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is 0.65% if you select the Single Life Option, or 0.80% if you select the Joint Life Option. Your current charge may increase when your benefits automatically reset, unless you notify us not to reset your benefits (see "Living Benefits-- Guaranteed Minimum Withdrawal Benefit for Life" ). The charge will never exceed 1.50%. The charge will continue until termination of the rider or Contract. You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination").


GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

     YEARS SINCE PURCHASE PAYMENT MADE            WITHDRAWAL CHARGE
-------------------------------------------   --------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN
------------------------     --------------
        0 years                 2 years                      6%
        2 years                 4 years                      5%
        4 years                 5 years                      4%
        5 years                 6 years                      3%
        6 years                 7 years                      2%
       7 + years                                             0%

Please refer to Payment Options for a description of this benefit.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, Oppenheimer Global Equity Portfolio, Pioneer AmPac Growth VCT Portfolio, Pioneer Emerging Markets VCT Portfolio, Pioneer Europe VCT Portfolio, Pioneer Global High Yield VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer International Value VCT Portfolio, Pioneer Small and Mid Cap Growth VCT Portfolio, Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio and Pioneer Strategic Income VCT Portfolio -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or



      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest will accrue up to 12 months only on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.


You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.


All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.


SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


MANAGED DISTRIBUTION PROGRAM


Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death;

      -     the Contingent Annuitant becomes the Annuitant; and

      -     all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "Owner". All death benefits will be reduced by any premium tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT


We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:


      (1)   the Contract Value

      (2)   your Adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

If the Annuitant dies before age 80, the death
benefit will be the greatest of:                  -  the Contract Value;
                                                  -  your Adjusted Purchase Payment (see below)*;
                                                  -  the Step-Up Value, if any, as described below or
                                                  -  the Roll-Up Death Benefit Value (as described below)

If the Annuitant dies on or after age 80, the
death benefit will be the greatest of:            -  the Contract Value;
                                                  -  your Adjusted Purchase Payment (see below)* or
                                                  -  the Step-Up Value, if any, as described below or
                                                  -  the Roll-Up Death Benefit Value (as described below) on the Annuitant's 80th birthday, plus any additional
                                                     Purchase Payments and minus any partial surrender
                                                     reductions (as described below) that occur after the
                                                     Annuitant's 80th birthday


----------
* If you have elected a GMWB Rider (Principal Guarantee) your Adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider. If you purchased the GMWB for Life rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB for Life rider is added to your Contract.


ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made during the previous Contract Year

      c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made since the previous Contract Date anniversary

      c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

----------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

      50,000 x (10,000/55,000) = $9,090

Your new Adjusted Purchase Payment would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:


      50,000 x (10,000/30,000) = $16,666


Your new Adjusted Purchase Payment would be 50,000-16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


      50,000 x (10,000/55,000) = $9,090


Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


      50,000 x (10,000/30,000) = $16,666


Your new Step-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

THE RIDER EFFECTIVE DATE is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

      50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

      50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                             MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                 PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                   UNLESS. . .                    APPLY*
--------------------------------       ------------------------     ----------------------------------      ------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary(ies),        Unless, the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)           The beneficiary(ies),        Unless, the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                  Yes
NOT THE ANNUITANT)                     owner.

                                                                                                             MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                 PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                   UNLESS. . .                    APPLY*
--------------------------------       ------------------------     ----------------------------------      ------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary(ies),        Unless the beneficiary elects to        Yes
THE ANNUITANT)                         or if none, to the           continue the Contract rather than
                                       surviving joint owner.       receive the distribution.

SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to             Yes
THE ANNUITANT)                         owner.                       continue the Contract.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary(ies)         Unless the spouse elects to             Yes
ANNUITANT)                             or, if none, to the          continue the Contract.
                                       surviving joint owner.

                                                                    A spouse who is not the
                                                                    beneficiary may decline to
                                                                    continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary who may elect to
                                                                    continue the Contract.

ANNUITANT (WHO IS NOT THE              The beneficiary(ies),        Unless the beneficiary elects to        Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive the distribution.

                                                                    But, if there is a Contingent
                                                                    Annuitant, then, the Contingent
                                                                    Annuitant becomes the Annuitant
                                                                    and the Contract continues in
                                                                    effect (generally using the
                                                                    original Maturity Date). The
                                                                    proceeds will then be paid upon
                                                                    the death of the Contingent
                                                                    Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                              Yes
OWNER)                                 is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A            The beneficiary(ies) or                                              Yes.  Death
NON-NATURAL ENTITY/TRUST)              if none, to the owner.                                               of Annuitant
                                                                                                            is treated
                                                                                                            as death of
                                                                                                            the owner in
                                                                                                            these
                                                                                                            circumstances.

BENEFICIARY                            No death proceeds are                                                N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                N/A
                                       payable; Contract
                                       continues.

                               QUALIFIED CONTRACTS


                                                                                                              MANDATORY
     BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                PAYOUT RULES
       UPON THE DEATH OF THE              PAY THE PROCEEDS TO:      UNLESS. . .                                APPLY*
--------------------------------       ------------------------     ----------------------------------      ------------
OWNER / ANNUITANT                       The beneficiary(ies), or    Unless the beneficiary elects to        Yes
                                        if none, to the Contract    continue the Contract rather than
                                        Owner's estate.             receive a distribution.


BENEFICIARY                             No death proceeds are                                               N/A
                                        payable; Contract
                                        continues.

                                                                                                              MANDATORY
     BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                PAYOUT RULES
       UPON THE DEATH OF THE              PAY THE PROCEEDS TO:      UNLESS. . .                                APPLY*
--------------------------------       ------------------------     ----------------------------------      ------------
CONTINGENT BENEFICIARY                  No death proceeds are                                               N/A
                                        payable; Contract
                                        continues.


----------
* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5-year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.


Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy; or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.



AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers four different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The four GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", "GMWB III" and GMWB for Life (described separately below); we may refer to any one of these as GMWB. The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS


       NAME OF RIDER:                    GMWB I                         GMWB II                          GMWB III
-------------------------   -------------------------------   ---------------------------      ----------------------------
ALSO CALLED:                Principal                         Principal                        Principal
                            Guarantee                         Guarantee 5/10                   Guarantee 5

AVAILABILITY:               Not available for purchase on     Available on or after March      Available on or after March
                            or after March 21, 2005, unless   21, 2005 if approved             21, 2005 if approved in your
                            GMWB II is not approved in        in your state                    state
                            your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                     GMWB I              GMWB II            GMWB III
                                                               -------------------  ------------------- ------------------
If you make your first withdrawal BEFORE the 3rd                   5% of RBB            5% of RBB           5% of RBB
anniversary after you purchase GMWB:
If you make your first withdrawal AFTER the 3rd anniversary
after you purchase GMWB:                                           10% of RBB           10% of RBB          5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.


However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:



IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                     ------------------------------------------------------- ---------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                     ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF

INITIAL GMWB          $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
PURCHASE

IMMEDIATELY PRIOR     $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
TO WITHDRAWAL

PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 x (1-         N/A           (100,000            [5,000 x
REDUCTION (PWR)                    x 10,000/115,000)=    90,000/100,000)]=                x 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE        $10,000          $10,000                $500           $10,000          $11,765              $588
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)

VALUE IMMEDIATELY     $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
AFTER WITHDRAWAL



                          WITHDRAWAL EXAMPLE FOR GMWB I


                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                     ------------------------------------------------------- ---------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE            RBB               AWB (5%)
                     ------------ --------------------- -------------------- ----------- ------------------- -------------------
VALUES AS OF

INITIAL GMWB          $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
PURCHASE

IMMEDIATELY PRIOR     $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
TO WITHDRAWAL

IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                  [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 x
                                   x10,000/115,000)]     x91,304/100,000)]                    (100,000       (88,235/100,000)]
                                                                                          x10,000/85,000)]
CHANGE IN VALUE        $10,000           $8,696                $435           $10,000         $11,265               $588
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  -     a qualified retirement plan (Code Section 401),

                  -     a tax-sheltered annuity (Code Section 403(b)),

                  -     an individual retirement account (Code Sections 408(a)),

                  - an individual retirement annuity (Code Section 408(b)), or

                  -     a qualified deferred compensation plan (Code Section
                        457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:


      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution

            Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.



            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.


                                                           GMWB I                 GMWB II                GMWB III
                                                    ---------------------- ----------------------  ---------------------
Current Annual Charge............................           0.40%                  0.50%                  0.25%
Maximum Annual Charge After a Reset..............           1.00%                  1.00%                   N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.


                                  GMWB I                         GMWB II                      GMWB III
                          ---------------------  ----------------------------   ----------------------------
AWB                        5% of RBB if first         5% of RBB if first                5% of RBB
                          withdrawal before 3rd     withdrawal before 3rd
                               anniversary               anniversary
                           10% of RBB if first       10% of RBB if first
                          withdrawal after 3rd       withdrawal after 3rd
                               anniversary               anniversary

ANNUAL CHARGE                  0.40%                      0.50%                           0.25%

RESET                           Yes                        Yes                              No

CAN I CANCEL MY GMWB?           No                    Yes, after the 5th             Yes, after the 5th
                                                 anniversary of GMWB purchase   anniversary of GMWB purchase

INVESTMENT RESTRICTIONS         No                         Yes                             Yes

WAIVER OF RECALCULATION         No                         Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE")



SUMMARY OF BENEFITS At the time you purchase the Contract, for an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or "GMWB for Life". The GMWB for Life rider is designed to protect your investment from poor market performance. The GMWB for Life rider:



      - Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year;



      -     Can be purchased for you alone or with your spouse;



      -     Can accommodate tax-qualified distributions from your Contract;



      - Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;



      - Can provide an income until your guaranteed amount is recovered if your circumstances change before you reach the minimum age to begin lifetime income, as long as you do not withdraw more than a certain amount from your Contract each year;



      - Offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments if your circumstances change.



You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. Also, to be eligible for the guarantees you are permitted to invest only in a limited number of specified Variable Funding Options. Only Purchase Payments that you make within two years of purchase are eligible for the guarantees. See below for details.



Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may allow Contract Owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider many not be available in all states. You may not elect the GMWB for Life rider if you have a loan outstanding, and you may not take out a loan once you elect the GMWB for Life rider. Once you purchase the GMWB for Life rider, you cannot cancel it.



In written materials other than this Prospectus, we may refer to the GMWB for Life rider using different names. These names are "Living Income Guarantee" and "Living Income Guarantee for 2". These names refer to the same GMWB for Life rider described in this Prospectus.



SINGLE LIFE OPTION OR JOINT LIFE OPTION The GMWB for Life rider is designed for use by you alone (the "Single Life Option"), or you and your spouse (the "Joint Life Option"). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.



The Single Life Option is available to all Contract Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.



The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your Contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.

REMAINING BENEFIT BASE ("RBB") The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the "remaining benefit base" or "RBB."



Your initial RBB is equal to your initial Purchase Payment if you elect GMWB for Life when you purchase your Contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider. The RBB is not a lump sum guarantee, rather, it is used to determine the amount that we return to you through a series of payments that annually do not exceed a percentage of your RBB.



Your RBB is subject to a maximum of $5,000,000 for all deferred variable annuities issued by us in the same calendar year to you.



LIFETIME WITHDRAWAL BENEFIT ("LWB") The annual percentage of your RBB that is available for withdrawal is called the "Lifetime Withdrawal Benefit" or "LWB. " Each year you may take withdrawals that do not exceed your LWB.



The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your Contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.



                          MINIMUM AGE TO BE ELIGIBLE TO
                                   RECEIVE LWB
                          -----------------------------
 Single Life Option                59-1/2 years

 Joint Life Option                   65 years



Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:



                                        SINGLE LIFE OPTION                                                LWB
-----------------------------------------------------------------------------------------------------  ---------
If you make your first withdrawal BEFORE the 5th anniversary after you purchase GMWB for Life:         5% of RBB

If you make your first withdrawal ON OR AFTER the 5th anniversary, but before the 10th anniversary:    6% of RBB

If you make your first withdrawal ON OR AFTER the 10th anniversary:                                    7% of RBB

JOINT LIFE OPTION

If you make your first withdrawal BEFORE the 8th anniversary after you purchase GMWB for Life:         5% of RBB

If you make your first withdrawal ON OR AFTER the 8th anniversary, but before the 15th anniversary:    6% of RBB

If you make your first withdrawal ON OR AFTER the 15th anniversary:                                    7% of RBB



You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.



As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death, even if the aggregate payments exceed your RBB. Under the Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.

You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).



ADDITIONAL PREMIUM Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new LWB is equal to the LWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.



Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider. However, additional Purchase Payments will be added to your Contract Value and would be reflected in any reset of the RBB (see the Reset section below).



WITHDRAWALS When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or "GMWB for Life Anniversary"), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.



However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.



To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.



To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.



These recalculations magnify the effect of a withdrawal when your Contract Value is less than your RBB, as shown in the example below.



WITHDRAWAL EXAMPLES The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:



                               WITHDRAWAL EXAMPLE



                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                     ------------------------------------------------------- ---------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                LWB (5%)           VALUE            RBB              LWB (5%)
                     ------------ --------------------- -------------------- ----------- ------------------- -------------------
VALUES AS OF

INITIAL GMWB          $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
PURCHASE

IMMEDIATELY PRIOR
TO WITHDRAWAL AND
AFTER THE FIRST
GMWB ANNIVERSARY      $115,000          $115,000              $5,750          $85,000         $100,000             $5,000

PARTIAL WITHDRAWAL       n/a            $10,000                $500             n/a           $11,765               $588
REDUCTION
                                  $115,000 x ($10,000      $5,750 x (1 -                     $100,000 x        $5,000 x (1 -
                                      / $115,000)           ($105,000 /                      ($10,000 /          ($88,235 /
                                                            $115,000))                        $85,000)           $100,000)

GREATER OF PWR OR                       $10,000                                               $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                  ($10,000 = $10,000)                                       ($11,765 >
                                                                                              $10,000)

CHANGE IN VALUE        $10,000          $10,000                $500           $10,000         $11,765               $588
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $105,000              $5,250          $75,000         $88,235              $4,412



RESET On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.



You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. This can happen since the rate you pay for the rider will be changed to the rate in effect at the time of reset and that may be higher than the rate before the reset. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.



Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.



GUARANTEED PRINCIPAL OPTION If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and receive an adjustment to your Contract Value. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.



The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):



      a) Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a "Percentage Reduction in the Contract Value" attributable to any partial withdrawals taken.



            We compute the "Percentage Reduction in Contract Value" attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.

      b) Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.



For example, assume you make a single Purchase Payment of $100,000 and elect the GMWB for Life rider. Also assume that you make no withdrawals, and that ten years later your Contract Value has declined to $80,000. If you elect to receive the Guaranteed Principal Option, we will apply $20,000 to your Contract Value to restore it to $100,000.



To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.



The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.



If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.



Only Purchase Payments credited within 120 days after you purchase the GMWB for Life rider are taken into consideration in determining the amount paid under the Guaranteed Principal Option. If you anticipate making Purchase Payments after the 120-day period, you should understand that such payments will not increase the amount paid under the Guaranteed Principal Option. However, Purchase Payments credited after 120 days are added to your Contract Value and will impact whether or not any benefit is due. Therefore, GMWB for Life may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMWB for Life rider for this feature.



REQUIRED ALLOCATION OF YOUR CONTRACT VALUE AND PREMIUM PAYMENTS If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options that would otherwise be available to you while the rider is in effect. In addition, you may not allocate any portion of your Contract Value or Premium Payments to the Fixed Account.



You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the following Variable Funding Options. Some of these Variable Funding Options invest in mutual funds that invest in other mutual funds, also known as "funds of funds." Please see the section in this Prospectus entitled "Variable Funding Options" for a description of the investment objectives of these Variable Funding Options, as well as the section entitled "FEE TABLE" for the charges associated with these Variable Funding Options .



PERMITTED VARIABLE FUNDING OPTIONS:



      LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.



            Legg Mason Partners Variable Total Return Portfolio



      METROPOLITAN SERIES FUND, INC.



            Black Rock Money Market Portfolio



      PIONEER VARIABLE CONTRACTS TRUST



            Pioneer Ibbotson Growth Allocation VCT Portfolio



            Pioneer Ibbotson Moderate Allocation VCT Portfolio



            Pioneer America Income VCT Portfolio



            Pioneer Global High Yield VCT Portfolio



            Pioneer Strategic Income VCT Portfolio



            Pioneer High Yield VCT Portfolio



            Pioneer Balanced VCT Portfolio



We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.



We may make additions to or deletions from the list of permitted Variable Funding Options.



GMWB FOR LIFE CHARGE The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" above). The charge may increase to the charge applicable to current Contract purchases at the time of reset but will never exceed 1.50%.



                                                        CURRENT CHARGE
                                                        --------------
GMWB for Life (Single Life Option)                           0.65%
GMWB for Life (Joint Life Option)                            0.80%



ANNUAL WITHDRAWAL BENEFIT ("AWB") If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an "Annual Withdrawal Benefit" or "AWB" which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.



The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled "Lifetime Withdrawal Benefit ("LWB")", except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the "Additional Premium Payments" section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the "Reset" section above.



Withdrawals affect your AWB in the same manner as your LWB as described in the "Withdrawals" section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.



SHOULD I TAKE WITHDRAWALS UNDER LWB OR AWB? The GMWB for Life rider works best, and is designed, for the Contract Owner who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.



AWB is designed for the Contract Owner who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.



If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.



IF YOU CONTINUE TO MAKE WITHDRAWALS IN EXCESS OF THE LWB ONCE THE MINIMUM AGE TO QUALIFY FOR LWB HAS BEEN REACHED, YOU MAY EVENTUALLY LOSE ANY BENEFIT UNDER LWB.



Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your Contract. You should consult with your financial adviser to determine which method is best for you.



TAX-QUALIFIED DISTRIBUTION PROGRAMS Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified

Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, but will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:



      1) distributions relating to this Contract intended to satisfy the required minimum distribution rules under Section 401(a)(9) of the Code and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code Section 403(b)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation
            Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate, or as otherwise required to be calculated under the Code and the regulations thereunder;



      2) distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a non-qualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life, or over a period no longer than the remaining life expectancy, of a designated beneficiary relating to this Contract;



      3) distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of such participant and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract; or



      4) distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from non-qualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract.



You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for

Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB for Life Anniversary.



You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.



ANY WITHDRAWALS OUTSIDE THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a "GMWB for Life Year"). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.



DISTRIBUTIONS UNDER THE TAX-QUALIFIED DISTRIBUTION PROGRAM WILL BE DETERMINED AS IF YOUR CONTRACT UNDER WHICH YOUR GMWB FOR LIFE RIDER WAS ISSUED WERE THE ONLY CONTRACT SUBJECT TO THE ABOVE TAX RULES.



TERMINATION Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:



      - you make a full withdrawal of your Contract Value (outside the program);



      -     you apply all of your Contract Value to an Annuity Option;



      - the Contract Owner dies and a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;



      - the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;



      - you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;



      -     you opt to take the Guaranteed Principal Option; or



      -     you terminate your Contract.



Charges for the rider cease upon termination.



OTHER INFORMATION You should also consider the following before you purchase the GMWB for Life rider:



      - The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.



      - Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.



      - The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.



      - If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.



      - If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.

EFFECT ON THE DEATH BENEFIT The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see "Contract Continuation by Beneficiary" and "Contract Value Reduces to Zero" below).



However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the "Death Benefit" section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.



If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.



Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.



Notwithstanding anything in the GMWB for Life rider to the contrary:



      a) In order to comply with section 72(s) of the Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, any death benefit paid out under the terms of the GMWB for Life rider to a non-spousal Beneficiary upon the death of the owner (or to a payee other than the spouse of the Annuitant on the death of the Annuitant, where the Contract is owned by a non-natural person) (including payments made under the "Contract Continuation by the Beneficiary" provision, "Contract Value Reset to Zero" provision, and any other payments of the AWB and RBB otherwise made after a death) will be paid out in non-increasing annual installments over a period no longer than the remaining single life expectancy of the Beneficiary under the appropriate IRS life expectancy table under Code Section 72 and the regulation thereunder or as otherwise provided under the tax law for non-qualified annuities and under Code Section 72(s). Such payments must begin within 12 months of the date of death in all cases.



      b) Where the Beneficiary or other payee under paragraph (a) is not a natural person, such period may not extend beyond the fifth anniversary of the date of the death.



      c) If the GMWB for Life rider is issued under a Qualified Contract and the death occurs on or after the Required Beginning Date of distributions to the participant under Code Section 401(a)(9), the period for the payments described in paragraph (a) above may not exceed the longer of: (i) the Beneficiary's or other payee's remaining life expectancy or (ii) the deceased Annuitant's remaining life expectancy in the year of his or her death, reduced by one for each calendar year thereafter.



      d) Where under other sections of the GMWB for Life rider, any payment described in this section ("Effect on Death Benefits") is payable over a shorter period of time, required to begin at an earlier date, or would otherwise be paid more rapidly than under this section ("Effect on Death Benefit"), then such payment will be made under the terms of such other provision.



If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of the GMWB for Life rider. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.



You should consult with your tax advisor prior to purchasing a variable annuity contract and optional rider such as the GMWB for Life.



CONTRACT CONTINUATION BY THE BENEFICIARY Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.



Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.



Payments made under the Continuation by the Beneficiary provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner (or upon the death of the Annuitant where the owner is not a natural person), the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.



For riders issued under a Qualified Contract, the payments under the Continuation by the Beneficiary provision of the GMWB for Life rider must be paid out at regular intervals in non-increasing annual payments made over a period no longer than that permitted under Code Section 401(a)(9) and the regulations thereunder.



Payments to the Beneficiary or to the owner's estate on the death of the owner, or payments to the Beneficiary's estate (or to the successor beneficiary) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.



CONTRACT VALUE REDUCES TO ZERO If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive unless you elect to receive annual payments equal to the AWB as set forth below. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Alternatively, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in good order at our Home Office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in good order in our Home Office.



If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.



Upon your death (or your or your spouse's death under the Joint Life Option), your Beneficiary(s) will receive the following:



      1) Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner's death. The death benefit under the Contract is cancelled. Upon the beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.



      2) Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse's death, the LWB will be set to $0.00 and the spousal beneficiary's estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.



      3) Payments made under the "Contract value reduces to Zero" provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner, the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.



      4) For riders issued under a Contract that is issued to an Individual Retirement Account under Code Section 408(a), an Individual Retirement Annuity under Code Section 408(b), a Roth IRA annuity under Code Section 408A, a SIMPLE IRA annuity under Code Section 408(p) or any other annuity under an employer's retirement plan that is subject to the required minimum distribution rules under Code
            Section 401(a)(9), including the after-death distribution rules under Code Section 401(a)(9)(B) ("Qualified Contracts"), The payments under this provision of the GMWB for Life rider will be adjusted as required to be paid out in a non-increasing annual payments over a period no longer than permitted under Code Section 401(a)(9).



Payments to the Beneficiary (or to the owner's estate on the death of the owner), or payments to the successor beneficiary (or to the Beneficiary's estate) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.



GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB" OR "ACCUMULATION ADVANTAGE")


We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.


Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected a GMWB Rider offered under the Contract.


BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


      - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.



      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.


Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                INCREASING CONTRACT VALUE                       DECLINING CONTRACT VALUE
                      --------------------------------------------    -------------------------------------------
                                          BASE                                             BASE
                                       CALCULATION                                     CALCULATION
                      CONTRACT VALUE     AMOUNT       BENEFIT BASE    CONTRACT VALUE      AMOUNT     BENEFIT BASE
                      --------------   -----------    ------------    --------------   -----------   ------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                                                      Not                                           Not
                         $100,000        $100,000      Applicable       $100,000        $100,000     Applicable

VALUE AS OF RIDER
MATURITY DATE            $115,000        $100,000        $100,000       $85,000         $100,000       $100,000

AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                            $0(1)                                           $15,000(2)

--------------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT


                         ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS         ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                      ------------------------------------------------     ----------------------------------------------
                                                              BASE                                               BASE
                                            PURCHASE       CALCULATION                       PURCHASE         CALCULATION
                       CONTRACT VALUE       PAYMENT          AMOUNT        CONTRACT VALUE     PAYMENT           AMOUNT

VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000           $100,000        $100,000          $100,000       $100,000          $100,000

VALUE BEFORE
ADDITIONAL                                    Not                                             Not
PURCHASE PAYMENT         $120,000          Applicable       $100,000          $120,000      Applicable         $100,000

VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000           $ 10,000        $110,000          $130,000       $ 10,000          $100,000

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                                                           ASSUMING INCREASING CONTRACT VALUE
                              ---------------------------------------------------------------------------------------------
                                                                                                             REDUCTION TO
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER    BASE CALCULATION
                                VALUE            AMOUNT               AMOUNT              REDUCTION             AMOUNT
                              --------      ----------------    ------------------    -----------------    ----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable      Not Applicable

VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable      Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696              $10,000

                                                            ASSUMING DECLINING CONTRACT VALUE
                              ---------------------------------------------------------------------------------------------
                                                                                                             REDUCTION TO
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER    BASE CALCULATION
                                VALUE            AMOUNT               AMOUNT              REDUCTION             AMOUNT
                              --------      ----------------    ------------------    -----------------    ----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable      Not Applicable

VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $ 85,000          $100,000          Not Applicable        Not Applicable      Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $ 75,000          $88,235               $10,000              $11,765              $11,765

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:


      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.


      - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.



      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.


Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Class B Subaccounts that are currently offered under the Contract. The remaining Subaccounts are classified as Class A.



                      CLASS B SUBACCOUNTS/UNDERLYING FUNDS



METROPOLITAN SERIES FUND, INC.
   BlackRock Money Market Portfolio
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT Portfolio
   Pioneer Global High Yield VCT Portfolio
   Pioneer High Yield VCT Portfolio
   Pioneer Strategic Income VCT Portfolio


GMAB RIDER LIQUIDITY OPTION


During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.


This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

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      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION


The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.


The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

      - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

      - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

      - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

      - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

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                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments,
(c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts, 70th birthday for Qualified Contracts, or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to


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that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum

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periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected.

Option 6 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

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We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Thirteen and Separate Account Fourteen, respectively. References to "Separate Account" refer either to Separate Account Thirteen or Separate Account Fourteen, depending on the issuer of your Contract. Both Separate Account Thirteen and Separate Account Fourteen were established on November 14, 2002 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Thirteen and Separate Account Fourteen for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is


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conceivable that in the future it may be disadvantageous to do so. Although the
Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.



PERFORMANCE INFORMATION


In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon

                                       62
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the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax


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benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value,


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including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



   -     a non-taxable return of your purchase payment; or




      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.


If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS (IF AVAILABLE WITH YOUR CONTRACT): If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS: At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103 3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS



The financial statements for the Company and the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street

Securities, Inc. and New England Securities Corporation. See the Statement of Additional Information -- "DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received additional compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC, Met Investors Advisory LLC and Pioneer Investment Management, Inc. MetLife Investment Funds Management LLC, MetLife Advisers, LLC, and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



         METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Money Market Portfolio (8/03)                               2005        0.989           1.002                 127,661
                                                               2004        0.994           0.989                  55,015
                                                               2003        1.000           0.994                  13,810

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.283           1.371                  61,224
                                                               2004        1.225           1.283                  39,093
                                                               2003        1.000           1.225                  16,655

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2005        1.392           1.470                  75,943
                                                               2004        1.244           1.392                   4,645
                                                               2003        1.000           1.244                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.329           1.353                 371,617
                                                               2004        1.216           1.329                 259,711
                                                               2003        1.000           1.216                  33,517

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/03)                                              2005        1.465           1.512                 163,746
                                                               2004        1.335           1.465                 142,176
                                                               2003        1.000           1.335                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.562           1.694                 159,523
                                                               2004        1.338           1.562                 136,647
                                                               2003        1.000           1.338                  10,473

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.346           1.453                 143,457
                                                               2004        1.257           1.346                  47,535
                                                               2003        1.000           1.257                   1,293

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.295           1.337                 372,259
                                                               2004        1.233           1.295                 247,784
                                                               2003        1.000           1.233                  29,629

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.654           1.858                 201,739
                                                               2004        1.413           1.654                 130,771
                                                               2003        1.000           1.413                   2,962

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)       2005        1.002           0.998                   6,230
                                                               2004        0.994           1.002                       -

   Pioneer America Income VCT Portfolio - Class II Shares
   (12/03)                                                     2005        1.010           1.012                 177,201
                                                               2004        0.996           1.010                 114,631
                                                               2003        1.000           0.996                   8,327

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.143           1.168                  66,867
                                                               2004        1.110           1.143                  31,780
                                                               2003        1.000           1.110                       -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (7/05)                                                      2005        1.020           1.086                  59,240

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.765           2.391                  18,563
                                                               2004        1.510           1.765                  19,451
                                                               2003        1.000           1.510                       -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.377           1.430                 130,534
                                                               2004        1.205           1.377                 114,770
                                                               2003        1.000           1.205                  12,289

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------      ----    -------------    -------------      ---------------
Pioneer Europe VCT Portfolio - Class II Shares (9/03)          2005        1.493           1.585                       -
                                                               2004        1.283           1.493                       -
                                                               2003        1.000           1.283                       -

Pioneer Fund VCT Portfolio - Class II Shares (9/03)            2005        1.324           1.382                 162,705
                                                               2004        1.213           1.324                  53,093
                                                               2003        1.000           1.213                   5,141

Pioneer Global High Yield VCT Portfolio - Class II
Shares (7/05)                                                  2005        1.026           1.041                  77,824

Pioneer Growth Shares VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.208           1.228                  90,378
                                                               2004        1.154           1.208                  65,311
                                                               2003        1.000           1.154                       -

Pioneer High Yield VCT Portfolio - Class II Shares (9/03)      2005        1.223           1.224                 171,546
                                                               2004        1.153           1.223                 137,405
                                                               2003        1.000           1.153                  14,646

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (7/05)                                         2005        1.014           1.085                       -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                               2005        0.991           1.065                       -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.976           1.050                  56,719

Pioneer International Value VCT Portfolio - Class II
Shares (1/04)                                                  2005        1.504           1.706                  17,330
                                                               2004        1.290           1.504                  17,330
                                                               2003        1.000           1.290                       -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.587           1.682                 286,391
                                                               2004        1.324           1.587                 223,479
                                                               2003        1.000           1.324                  11,380

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (5/04)                                            2005        1.095           1.167                 148,247
                                                               2004        1.023           1.095                  61,245

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2005        1.681           1.901                  61,710
                                                               2004        1.261           1.681                  53,949
                                                               2003        1.000           1.261                       -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (7/04)                                                   2005        1.074           1.106                  45,136
                                                               2004        1.050           1.074                  27,027

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.599           1.749                  30,295
                                                               2004        1.355           1.599                  26,176
                                                               2003        1.000           1.355                   7,387

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.433           1.434                       -
                                                               2004        1.285           1.433                       -
                                                               2003        1.000           1.285                       -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.179           1.190                 206,023
                                                               2004        1.089           1.179                 174,929
                                                               2003        1.000           1.089                  18,718

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2005        1.307           1.347                  36,932
                                                               2004        1.192           1.307                  38,899
                                                               2003        1.000           1.192                   3,492

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.951           1.037                  49,141

   Total Return Fund - Class II (6/03)                         2005        1.191           1.207                 119,061
                                                               2004        1.115           1.191                  74,720
                                                               2003        1.000           1.115                  42,640

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------    -------------      ---------------
   Money Market Portfolio (8/03)                               2005        0.994           0.998                  -
                                                               2004        1.000           0.994                  -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.054           1.117                  -
                                                               2004        1.000           1.054                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2005        1.065           1.115                  -
                                                               2004        1.000           1.065                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.072           1.082                  -
                                                               2004        1.000           1.072                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/03)                                              2005        1.084           1.109                  -
                                                               2004        1.000           1.084                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.155           1.242                  -
                                                               2004        1.000           1.155                  -

Greenwich Street Series Fund

   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.052           1.126                  -
                                                               2004        1.000           1.052                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.046           1.071                  -
                                                               2004        1.000           1.046                  -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.168           1.300                  -
                                                               2004        1.000           1.168                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------    -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)       2005        0.992           0.979                  -
                                                               2004        0.989           0.992                  -

   Pioneer America Income VCT Portfolio - Class II Shares
   (12/03)                                                     2005        1.032           1.025                  -
                                                               2004        1.000           1.032                  -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.025           1.038                  -
                                                               2004        1.000           1.025                  -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (7/05)                                                      2005        1.017           1.078                  -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.295           1.738                  -
                                                               2004        1.000           1.295                  -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.124           1.158                  -
                                                               2004        1.000           1.124                  -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.177           1.238                  -
                                                               2004        1.000           1.177                  -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2005        1.090           1.127                  -
                                                               2004        1.000           1.090                  -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (7/05)                                               2005        1.023           1.033                  -

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.081           1.088                  -
                                                               2004        1.000           1.081                  -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2005        1.084           1.076                  -
                                                               2004        1.000           1.084                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------      ----    -------------    -------------      ---------------
Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (7/05)                                         2005        1.012           1.077                  -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                               2005        0.991           1.058                  -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.975           1.043                  -

Pioneer International Value VCT Portfolio - Class II
Shares (1/04)                                                  2005        1.170           1.315                  -
                                                               2004        1.000           1.170                  -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.143           1.201                  -
                                                               2004        1.000           1.143                  -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                               2005        1.070           1.129                  -
                                                               2004        1.000           1.070                  -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (9/03)                                                  2005        1.307           1.465                  -
                                                               2004        1.000           1.307                  -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class
II (7/04)                                                      2005        1.010           1.031                  -
                                                               2004        0.992           1.010                  -

Pioneer Small Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.153           1.250                  -
                                                               2004        1.000           1.153                  -

Pioneer Small Company VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.107           1.098                  -
                                                               2004        1.000           1.107                  -

Pioneer Strategic Income VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.098           1.098                  -
                                                               2004        1.000           1.098                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2005        1.086           1.109                  -
                                                               2004        1.000           1.086                  -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.949           1.029                  -

   Total Return Fund - Class II (6/03)                         2005        1.053           1.058                  -
                                                               2004        1.000           1.053                  -


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.


"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.


If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 08/05: Pioneer Papp Small and Mid Cap Growth VCT portfolio - Class II Shares changed it name to Pioneer Small and Mid Cap Growth VCT portfolio - Class II Shares.



Effective 08/05: Pioneer Papp America - Pacific Rim Fund VCT - Class II Shares changed it name to Pioneer AmPac Growth VCT portfolio - Class II Shares.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION


         METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------    -------------      ---------------
   Money Market Portfolio (6/03)                               2005        0.989           1.002                  17,323
                                                               2004        0.994           0.989                  60,459
                                                               2003        1.000           0.994                  59,552

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2005        1.283           1.371                  90,361
                                                               2004        1.225           1.283                  70,363
                                                               2003        1.000           1.225                 102,973

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2005        1.392           1.470                 138,051
                                                               2004        1.244           1.392                 138,541
                                                               2003        1.000           1.244                  16,060

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.329           1.353                 464,455
                                                               2004        1.216           1.329                 415,254
                                                               2003        1.000           1.216                 263,583

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (6/03)                                               2005        1.465           1.512                 178,373
                                                               2004        1.335           1.465                 206,802
                                                               2003        1.000           1.335                 121,712

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.562           1.694                 181,047
                                                               2004        1.338           1.562                  97,374
                                                               2003        1.000           1.338                  46,950

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (7/03)                                            2005        1.346           1.453                 275,500
                                                               2004        1.257           1.346                 265,847
                                                               2003        1.000           1.257                 135,300

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.295           1.337                 210,125
                                                               2004        1.233           1.295                 245,463
                                                               2003        1.000           1.233                 346,877

   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.654           1.858                 106,627
                                                               2004        1.413           1.654                  91,372
                                                               2003        1.000           1.413                  96,013

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)       2005        1.002           0.998                       -
                                                               2004        1.027           1.002                       -

   Pioneer America Income VCT Portfolio - Class II Shares
   (7/03)                                                      2005        1.010           1.012                 190,197
                                                               2004        0.996           1.010                 186,533
                                                               2003        1.000           0.996                  75,439

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2005        1.143           1.168                 114,955
                                                               2004        1.110           1.143                  57,039
                                                               2003        1.000           1.110                 107,929

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (7/05)                                                      2005        1.006           1.086                  35,442

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.765           2.391                  37,073
                                                               2004        1.510           1.765                  28,063
                                                               2003        1.000           1.510                  27,892

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.377           1.430                 268,042
                                                               2004        1.205           1.377                 227,382
                                                               2003        1.000           1.205                 477,856

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------      ----    -------------    -------------      ---------------
Pioneer Europe VCT Portfolio - Class II Shares (9/03)          2005        1.493           1.585                  10,286
                                                               2004        1.283           1.493                  11,186
                                                               2003        1.000           1.283                  11,186

Pioneer Fund VCT Portfolio - Class II Shares (6/03)            2005        1.324           1.382                 451,670
                                                               2004        1.213           1.324                 827,946
                                                               2003        1.000           1.213                 224,211

Pioneer Global High Yield VCT Portfolio - Class II
Shares (9/05)                                                  2005        1.034           1.041                       -

Pioneer Growth Shares VCT Portfolio - Class II Shares
(7/03)                                                         2005        1.208           1.228                  57,046
                                                               2004        1.154           1.208                  60,163
                                                               2003        1.000           1.154                  30,996

Pioneer High Yield VCT Portfolio - Class II Shares (6/03)      2005        1.223           1.224                 952,907
                                                               2004        1.153           1.223               1,312,795
                                                               2003        1.000           1.153                 987,536

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (3/05)                                         2005        0.987           1.085                 101,347

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (7/05)                                               2005        1.019           1.065                  67,694

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.999           1.050                       -

Pioneer International Value VCT Portfolio - Class II
Shares (7/03)                                                  2005        1.504           1.706                  13,270
                                                               2004        1.290           1.504                  13,236
                                                               2003        1.000           1.290                  13,806

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.587           1.682                 213,464
                                                               2004        1.324           1.587                 221,978
                                                               2003        1.000           1.324                 102,907

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------    -------------      ---------------
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (4/04)                                            2005        1.095           1.167                  29,435
                                                               2004        1.039           1.095                  55,286

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2005        1.681           1.901                  38,066
                                                               2004        1.261           1.681                  17,124
                                                               2003        1.000           1.261                   7,399

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (3/04)                                                   2005        1.074           1.106                  25,157
                                                               2004        0.990           1.074                  48,035

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (8/03)                                                      2005        1.599           1.749                 100,795
                                                               2004        1.355           1.599                  92,203
                                                               2003        1.000           1.355                  79,274

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.433           1.434                   3,771
                                                               2004        1.285           1.433                   4,694
                                                               2003        1.000           1.285                   2,996

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.179           1.190                 505,065
                                                               2004        1.089           1.179                 434,953
                                                               2003        1.000           1.089                  73,086

   Pioneer Value VCT Portfolio - Class II Shares (7/03)        2005        1.307           1.347                  32,323
                                                               2004        1.192           1.307                  49,476
                                                               2003        1.000           1.192                  22,290

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (11/05)   2005        1.018           1.037                       -

   Total Return Fund - Class II (6/03)                         2005        1.191           1.207                 111,751
                                                               2004        1.115           1.191                 122,812
                                                               2003        1.000           1.115                  18,372

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.45%


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------    -------------      ---------------
   Money Market Portfolio (6/03)                               2005        0.994           0.998                   -
                                                               2004        1.000           0.994                   -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2005        1.054           1.117                   -
                                                               2004        1.000           1.054                   -

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2005        1.065           1.115                   -
                                                               2004        1.000           1.065                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.072           1.082                   -
                                                               2004        1.000           1.072                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (6/03)                                               2005        1.084           1.109                   -
                                                               2004        1.000           1.084                   -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.155           1.242                   -
                                                               2004        1.000           1.155                   -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (7/03)                                            2005        1.052           1.126                   -
                                                               2004        1.000           1.052                   -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.046           1.071                   -
                                                               2004        1.000           1.046                   -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.168           1.300                   -
                                                               2004        1.000           1.168                   -

Pioneer Variable Contracts Trust

   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)       2005        0.992           0.979                   -
                                                               2004        1.000           0.992                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------    -------------      ---------------
Pioneer America Income VCT Portfolio - Class II Shares
(7/03)                                                         2005        1.032           1.025                   -
                                                               2004        1.000           1.032                   -

Pioneer Balanced VCT Portfolio - Class II Shares (6/03)        2005        1.025           1.038                   -
                                                               2004        1.000           1.025                   -

Pioneer Cullen Value VCT Portfolio - Class II Shares
(7/05)                                                         2005        1.003           1.078                   -

Pioneer Emerging Markets VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.295           1.738                   -
                                                               2004        1.000           1.295                   -

Pioneer Equity Income VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.124           1.158                   -
                                                               2004        1.000           1.124                   -

Pioneer Europe VCT Portfolio - Class II Shares (9/03)          2005        1.177           1.238                   -
                                                               2004        1.000           1.177                   -

Pioneer Fund VCT Portfolio - Class II Shares (6/03)            2005        1.090           1.127                   -
                                                               2004        1.000           1.090                   -

Pioneer Global High Yield VCT Portfolio - Class II
Shares (9/05)                                                  2005        1.030           1.033                   -

Pioneer Growth Shares VCT Portfolio - Class II Shares
(7/03)                                                         2005        1.081           1.088                   -
                                                               2004        1.000           1.081                   -

Pioneer High Yield VCT Portfolio - Class II Shares (6/03)      2005        1.084           1.076                   -
                                                               2004        1.000           1.084                   -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (3/05)                                         2005        0.987           1.077                   -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (7/05)                                               2005        1.016           1.058                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------    -------------      ---------------
   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        0.999           1.043                   -

   Pioneer International Value VCT Portfolio - Class II
   Shares (7/03)                                               2005        1.170           1.315                   -
                                                               2004        1.000           1.170                   -

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.143           1.201                   -
                                                               2004        1.000           1.143                   -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (4/04)                                            2005        1.070           1.129                   -
                                                               2004        1.000           1.070                   -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2005        1.307           1.465                   -
                                                               2004        1.000           1.307                   -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (3/04)                                                   2005        1.010           1.031                   -
                                                               2004        1.000           1.010                   -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (8/03)                                                      2005        1.153           1.250                   -
                                                               2004        1.000           1.153                   -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.107           1.098                   -
                                                               2004        1.000           1.107                   -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.098           1.098                   -
                                                               2004        1.000           1.098                   -

   Pioneer Value VCT Portfolio - Class II Shares (7/03)        2005        1.086           1.109                   -
                                                               2004        1.000           1.086                   -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (11/05)   2005        1.011           1.029                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Total Return Fund - Class II (6/03)                         2005        1.053           1.058                  -
                                                               2004        1.000           1.053                  -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 08/05: Pioneer Papp Small and Mid Cap Growth VCT portfolio - Class II Shares changed it name to Pioneer Small and Mid Cap Growth VCT portfolio - Class II Shares.



Effective 08/05: Pioneer Papp America - Pacific Rim Fund VCT - Class II Shares changed it name to Pioneer AmPac Growth VCT portfolio - Class II Shares.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

                                   APPENDIX D

                  WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME
          CONFINEMENT (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER
                      ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

      (a)   is Medicare approved as a provider of skilled nursing care services;
            and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is licensed;

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d) provides, as a primary function, nursing care and room and board; and charges for these services;

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Registered Public Accounting Firm Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum St., 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-72-73-87, and for the MetLife Life and Annuity Statement of Additional Information please request MLAC-Book-72-73-87.


Name: ______________________________________

Address: ___________________________________

         ___________________________________



Check Box:

[  ] MIC-Book-72-73-87

[  ] MLAC-Book-72-73-87

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Book 72                                                              May 1, 2006
                                                                   19196-00-0506

                   PORTFOLIO ARCHITECT II ANNUITY PROSPECTUS:
         METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES



This prospectus describes PORTFOLIO ARCHITECT II ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts".



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for Contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES - Class 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
DREYFUS VARIABLE INVESTMENT FUND - Initial Shares
   Dreyfus Variable Investment Fund Appreciation
     Portfolio
   Dreyfus Variable Investment Fund Developing Leaders
     Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - Class 2
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES - Service Shares
   Global Technology Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - Class I+
   Legg Mason Partners Variable All Cap Portfolio+
   Legg Mason Partners Variable Investors Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+ Legg Mason Partners Variable Small Cap Growth Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Aggressive Growth Portfolio
     - Class I+
   Legg Mason Partners Variable Equity Index Portfolio -
     Class II+
   Legg Mason Partners Variable Growth and Income Portfolio
     - Class I+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income
     Portfolio+
   Legg Mason Partners Variable Social Awareness Stock
     Portfolio+
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock Portfolio - Class A+
   Dreman Small-Cap Value Portfolio - Class A+
   Federated High Yield Portfolio - Class A+
   Harris Oakmark International Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Legg Mason Partners Managed Assets Portfolio - Class A+ Lord Abbett Bond Debenture Portfolio - Class A+
   Lord Abbett Growth and Income Portfolio - Class B+
   Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   Met/AIM Small Cap Growth Portfolio - Class A+
   MFS(R) Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class A+
   Pioneer Fund Portfolio - Class A+
   Pioneer Mid-Cap Value Portfolio - Class A+
   Pioneer Strategic Income Portfolio - Class A+
   Third Avenue Small Cap Value Portfolio - Class B+ METROPOLITAN SERIES FUND, INC.+
   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class A+
   BlackRock Money Market Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS Total Return Portfolio - Class F+
   Oppenheimer Global Equity Portfolio - Class B+
   Western Asset Management High Yield Bond Portfolio -
     Class A+
   Western Asset Management U.S. Government Portfolio -
     Class A+
PIMCO VARIABLE INSURANCE TRUST - Administrative Class
   Real Return Portfolio
   Total Return Portfolio
PUTNAM VARIABLE TRUST - Class IB
   Putnam VT Small Cap Value Fund
VAN KAMPEN LIFE INVESTMENT TRUST - Class II
   Comstock Portfolio
VARIABLE INSURANCE PRODUCTS FUND - Service Class 2
   VIP Contrafund(R) Portfolio
   VIP Mid Cap Portfolio - Service Class 2
METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS -
Class B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+ MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+ MetLife Aggressive Allocation Portfolio+



--------------
+ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract - The Variable Funding Options" for more information



The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-4015 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary...............................................     3
Summary................................................     5
Fee Table..............................................     9
Condensed Financial Information........................    18
The Annuity Contract...................................    18
   Contract Owner Inquiries............................    19
   Purchase Payments...................................    19
   Accumulation Units..................................    19
   The Variable Funding Options........................    20
The Fixed Account......................................    26
Charges and Deductions.................................    26
   General.............................................    26
   Withdrawal Charge...................................    27
   Free Withdrawal Allowance...........................    27
   Administrative Charges..............................    27
   Mortality and Expense Risk Charge...................    28
   Enhanced Stepped-Up Provision Charge................    28
   Guaranteed Minimum Withdrawal Benefit Charge........    28
   Guaranteed Minimum Accumulation Benefit Charge......    28
   Variable Liquidity Benefit Charge...................    28
   Transfer Charge.....................................    29
   Variable Funding Option Expenses....................    29
   Premium Tax.........................................    29
   Changes in Taxes Based upon Premium or Value........    29
Transfers..............................................    29
   Market Timing/Excessive Trading.....................
   Dollar Cost Averaging...............................    30
Access to Your Money...................................    31
   Systematic Withdrawals..............................    32
   Managed Distribution Program........................    32
   Loans...............................................    32
Ownership Provisions...................................    32
   Types of Ownership..................................    32
     Contract Owner....................................    32
     Beneficiary.......................................    33
     Annuitant.........................................    33
Death Benefit..........................................    33
   Death Proceeds before the Maturity Date.............    33
   Enhanced Stepped-Up Provision.......................    36
   Payment of Proceeds.................................    36
   Spousal Contract Continuance........................    38
   Beneficiary Contract Continuance....................    38
   Planned Death Benefit...............................    39
   Death Proceeds after the Maturity Date..............    39
 Living Benefits.......................................    39
   Guaranteed Minimum Withdrawal Benefit...............    39
   Guaranteed Minimum Accumulation Benefit.............    45
The Annuity Period.....................................    52
   Maturity Date.......................................    52
   Allocation of Annuity...............................    52
   Variable Annuity....................................    53
   Fixed Annuity.......................................    53
Payment Options........................................    53
   Election of Options.................................    53
   Annuity Options.....................................    54
   Variable Liquidity Benefit .........................    54
Miscellaneous Contract Provisions......................    55
   Right to Return.....................................    55
   Termination.........................................    55
   Required Reports....................................    55
   Suspension of Payments..............................    55
The Separate Accounts..................................    55
   Performance Information.............................    56
Federal Tax Considerations.............................    56
   General Taxation of Annuities.......................    56
   Types of Contracts: Qualified
     and Non-qualified.................................    57
   Qualified Annuity Contracts.........................    57
     Taxation of Qualified Annuity Contracts...........    57
     Mandatory Distributions for
       Qualified Plans.................................    57
   Non-qualified Annuity Contracts.....................    58
     Diversification Requirements for
       Variable Annuities..............................    58
     Ownership of the Investments......................    59

     Taxation of Death Benefit Proceeds................    59
   Other Tax Considerations............................    59
     Treatment of Charges for Optional
       Benefits........................................    59
     Penalty Tax for Premature Distribution............    59
     Puerto Rico Tax Considerations....................    59
     Non-Resident Aliens...............................    60
Other Information......................................    60
   The Insurance Companies.............................    60
   Financial Statements................................    60
   Distribution of Variable Annuity Contracts..........    61
   Conformity with State and Federal Laws..............    63
   Voting Rights.......................................    63
   Restrictions on Financial Transactions..............    63
   Legal Proceedings ..................................    63
Appendix A: Condensed Financial Information for MetLife
     of CT Separate Account Thirteen...................   A-1
Appendix B: Condensed Financial Information for MetLife
     of CT Separate Account Fourteen...................   B-1
Appendix C: The Fixed Account..........................   C-1
Appendix D: Waiver of Withdrawal Charge
   for Nursing Home Confinement........................   D-1
Appendix E: Contents of the Statement of
   Additional Information..............................   E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:


                         PORTFOLIO ARCHITECT II ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Thirteen for Variable Annuities ("Separate Account Thirteen"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Fourteen for Variable Annuities ("Separate Account Fourteen"). When we refer to the Separate Account, we are referring to either Separate Account Thirteen or Separate Account Fourteen, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.


The Contract is not available for purchase if the owner or Annuitant is age 81 or older.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified in your Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.30% for the Standard Death Benefit, 1.40% for the Step-Up Death Benefit, and 1.60% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% after seven full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.



For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

            - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE.........................................................     6%(1)
      (as a percentage of the Purchase Payments withdrawn)

      TRANSFER CHARGE...........................................................  $ 10(2)
      (assessed on transfers that exceed 12 per year)

      VARIABLE LIQUIDITY BENEFIT CHARGE.........................................     6%(3)
      (as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE.....................   $30(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

         YEARS SINCE PURCHASE PAYMENT MADE
-------------------------------------------------         WITHDRAWAL CHARGE
GREATER THAN OR EQUAL TO            BUT LESS THAN         -----------------
         0 years                       2 years                    6%
         2 years                       4 years                    5%
         4 years                       5 years                    4%
         5 years                       6 years                    3%
         6 years                       7 years                    2%
        7 + years                                                 0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

       YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------------         WITHDRAWAL CHARGE
GREATER THAN OR EQUAL TO            BUT LESS THAN         -----------------
         0 years                       2 years                    6%
         2 years                       4 years                    5%
         4 years                       5 years                    4%
         5 years                       6 years                    3%
         6 years                       7 years                    2%
        7 + years                                                 0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES

(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.30% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features, there is a maximum charge of 0.20% for E.S.P., a 0.50% charge for GMAB, and a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II and a 0.25% charge for GMWB III). Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                                           STANDARD DEATH          STEP-UP DEATH         ROLL-UP DEATH
                                                               BENEFIT                BENEFIT               BENEFIT
                                                           --------------          -------------         -------------
Mortality and Expense Risk Charge                               1.30%*                 1.40%                 1.60%
Administrative Expense Charge                                   0.15%                  0.15%                 0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
OPTIONAL FEATURES SELECTED                                      1.45%                  1.55%                 1.75%
Optional E.S.P. Charge                                          0.20%                  0.20%                 0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
ONLY SELECTED                                                   1.65%                  1.75%                 1.95%
Optional GMAB Charge                                            0.50%                  0.50%                 0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED                                                        1.95%                  2.05%                 2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMAB SELECTED(5)                                                2.15%                  2.25%                 2.45%
Optional GMWB I Charge                                          1.00%(6)               1.00%(6)              1.00%(6)
Optional GMWB II Charge                                         1.00%(6)               1.00%(6)              1.00%(6)
Optional GMWB III Charge                                        0.25%                  0.25%                 0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I
ONLY SELECTED                                                   2.45%                  2.55%                 2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II
ONLY SELECTED                                                   2.45%                  2.55%                 2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
ONLY SELECTED                                                   1.70%                  1.80%                 2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB I SELECTED                                                 2.65%                  2.75%                 2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB II SELECTED                                                2.65%                  2.75%                 2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB III SELECTED                                               1.90%                  2.00%                 2.20%


-------------
(5)   GMAB and GMWB cannot both be elected.


(6) The current charges for the available GMWB riders with reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



* We are waiving the following amount of the Mortality and Expense Risk Charge on the following Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio; and an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-4015.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                            MINIMUM             MAXIMUM
                                                            -------             -------
      TOTAL ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM UNDERLYING FUND
 ASSETS, INCLUDING MANAGEMENT FEES, DISTRIBUTION
   AND/OR SERVICE FEES (12b-1) FEES, AND OTHER
                    EXPENSES.                                0.42%               4.47%


UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)



                                                                                            CONTRACTUAL
                                                DISTRIBUTION                   TOTAL            FEE            NET TOTAL
                                                   AND/OR                     ANNUAL          WAIVER            ANNUAL
                                MANAGEMENT     SERVICE(12b-1)     OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE             FEES        EXPENSES      EXPENSES     REIMBURSEMENT      EXPENSES**
---------------------------     ----------     --------------   --------     ---------    --------------      ----------
AMERICAN FUNDS INSURANCE
SERIES
   American Funds Global
     Growth Fund - Class 2*        0.58%           0.25%          0.04%        0.87%             --            0.87%
   American Funds Growth
     Fund - Class 2*               0.33%           0.25%          0.02%        0.60%             --            0.60%
   American Funds
     Growth-Income Fund -
     Class 2*                      0.28%           0.25%          0.01%        0.54%             --            0.54%
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund
     Appreciation Portfolio
     - Initial Shares              0.75%             --           0.05%        0.80%             --            0.80%
   Dreyfus Variable
     Investment Fund
     Developing Leaders
     Portfolio - Initial
     Shares                        0.75%             --           0.06%        0.81%             --            0.81%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Templeton Developing
     Markets Securities
     Fund - Class 2*               1.24%           0.25%          0.29%        1.78%             --            1.78%
   Templeton Foreign
     Securities Fund -
     Class 2*                      0.65%           0.25%          0.17%        1.07%           0.05%           1.02%(1)
JANUS ASPEN SERIES
   Global Life Sciences
     Portfolio - Service
     Shares*+                      0.64%           0.25%          0.31%        1.20%             --            1.20%
   Global Technology
     Portfolio - Service
     Shares*                       0.64%           0.25%          0.09%        0.98%             --            0.98%
   Worldwide Growth
     Portfolio - Service
     Shares*+                      0.60%           0.25%          0.01%        0.86%             --            0.86%(2)
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement Small
     Cap Portfolio*                0.75%           0.25%          0.22%        1.22%             --            1.22%

LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS I,
   INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio - Class I           0.75%             --           0.07%        0.82%             --            0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio - Class I           0.65%             --           0.06%        0.71%             --            0.71%
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio -
     Class I                       0.75%             --           0.72%        1.47%             --            1.47%(3)
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio - Class I    0.75%             --           0.22%        0.97%             --            0.97%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS II
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio -
     Class I                       0.75%             --           0.18%        0.93%             --            0.93%(4)
   Legg Mason Partners
     Variable Equity Index
     Portfolio - Class II*         0.31%           0.25%          0.03%        0.59%             --            0.59%
   Legg Mason Partners
     Variable Growth and
     Income Portfolio -
     Class I                       0.65%             --           0.52%        1.17%             --            1.17%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS III,
   INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income Portfolio*++      0.55%           0.25%          0.28%        1.08%             --            1.08%(5)
   Legg Mason Partners
     Variable Social
     Awareness Stock
     Portfolio++                   0.71%             --           0.04%        0.75%             --            0.75%(4)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap
     Stock Portfolio -
     Class A                       0.70%             --           0.10%        0.80%             --            0.80%(14)
   Dreman Small-Cap Value
     Portfolio - Class A           0.83%             --           3.64%        4.47%           3.37%           1.10%(6)(14)
   Federated High Yield
     Portfolio - Class A           0.60%             --           0.21%        0.81%             --            0.81%(14)
   Harris Oakmark
     International
     Portfolio - Class A           0.82%             --           0.13%        0.95%             --            0.95%
   Janus Capital
     Appreciation Portfolio
     - Class A                     0.65%             --           0.09%        0.74%             --            0.74%(14)
   Legg Mason Partners
     Managed Assets
     Portfolio                     0.50%             --           0.09%        0.59%             --            0.59%(14)
   Lord Abbett Bond
     Debenture Portfolio -
     Class A                       0.51%             --           0.05%        0.56%             --            0.56%
   Lord Abbett Growth and
     Income Portfolio -
     Class B*                      0.50%           0.25%          0.04%        0.79%             --            0.79%(15)
   Lord Abbett Mid-Cap
     Value Portfolio -
     Class B*                      0.68%           0.25%          0.08%        1.01%             --            1.01%(14)

   Mercury Large-Cap Core
     Portfolio - Class A           0.78%             --           0.12%        0.90%             --            0.90%(14)
   Met/AIM Capital
     Appreciation Portfolio
     - Class A                     0.76%             --           0.05%        0.81%             --            0.81%(14)
   Met/AIM Small Cap Growth
     Portfolio - Class A           0.90%             --           0.10%        1.00%             --            1.00%(7)
   MFS Value Portfolio -
     Class A                       0.73%             --           0.24%        0.97%             --            0.97%(14)
   Neuberger Berman Real
     Estate Portfolio -
     Class A                       0.67%             --           0.03%        0.70%             --            0.70%
   Pioneer Fund Portfolio -
     Class A                       0.75%             --           0.28%        1.03%           0.03%           1.00%(6)(14)
   Pioneer Mid-Cap Value
     Portfolio - Class A           0.75%             --           2.84%        3.59%           2.59%           1.00%(6)(14)
   Pioneer Strategic Income
     Portfolio - Class A           0.73%             --           0.09%        0.82%             --            0.82%(14)
   Third Avenue Small Cap
     Value Portfolio -
     Class B*                      0.75%           0.25%          0.05%        1.05%             --            1.05%
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Aggressive
     Growth Portfolio -
     Class D*                      0.73%           0.10%          0.06%        0.89%             --            0.89%
   BlackRock Bond Income
     Portfolio - Class A           0.40%             --           0.07%        0.47%             --            0.47%(8)
   BlackRock Money Market
     Portfolio - Class A           0.35%             --           0.07%        0.42%           0.01%           0.41%(9)
   FI Large Cap Portfolio -
     Class A                       0.80%             --           0.06%        0.86%             --            0.86%(10)
   FI Value Leaders
     Portfolio - Class D*          0.66%           0.10%          0.07%        0.83%             --            0.83%
   MFS Total Return
     Portfolio - Class F*          0.57%           0.20%          0.16%        0.93%             --            0.93%(11)
   Oppenheimer Global
     Equity Portfolio -
     Class B*                      0.60%           0.25%          0.33%        1.18%             --            1.18%
   T. Rowe Price Large Cap
     Growth Portfolio -
     Class B*+                     0.60%           0.25%          0.12%        0.97%             --            0.97%(12)
   Western Asset Management
     High Yield Bond
     Portfolio - Class A           0.48%             --           0.12%        0.60%             --            0.60%(10)
   Western Asset Management
     U.S. Government
     Portfolio - Class A           0.54%             --           0.07%        0.61%             --            0.61%

PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio -
     Administrative Class*         0.25%             --           0.41%        0.66%           --            0.66%(13)
   Total Return Portfolio -
     Administrative Class*         0.25%             --           0.40%        0.65%           --            0.65%
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund - Class
     IB*+                          0.75%           0.25%          0.18%        1.18%           --            1.18%
   Putnam VT Small Cap
     Value Fund - Class IB*        0.76%           0.25%          0.08%        1.09%           --            1.09%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II*                           0.56%           0.25%          0.03%        0.84%           --            0.84%
   Enterprise Portfolio
     Class II*+                    0.50%           0.25%          0.18%        0.93%           --            0.93%
VARIABLE INSURANCE PRODUCTS
   FUND
   VIP Contrafund(R)
     Portfolio - Service
     Class 2*                      0.57%           0.25%          0.09%        0.91%           --            0.91%
   VIP Dynamic Capital
     Appreciation Portfolio
     - Service Class 2*+           0.57%           0.25%          0.36%        1.18%           --            1.18%
   VIP Mid Cap Portfolio -
     Service Class 2*              0.57%           0.25%          0.12%        0.94%           --            0.94%



                                                                                                               NET TOTAL
                                                                                                                ANNUAL
                                                                                                               OPERATING
                                                                                                               EXPENSES
                                            DISTRIBUTION                          CONTRACTUAL                  INCLUDING
                                              AND/OR                    TOTAL      FEE WAIVER     NET TOTAL       NET
                                              SERVICE                  ANNUAL        AND/OR        ANNUAL     EXPENSES OF
                               MANAGEMENT     (12b-1)       OTHER     OPERATING     EXPENSE       OPERATING   UNDERLYING
     UNDERLYING FUND:              FEE         FEES        EXPENSES   EXPENSES   REIMBURSEMENT   EXPENSES**   PORTFOLIOS
----------------------------   ----------   ------------   --------   --------   -------------   ----------   -----------
METROPOLITAN SERIES FUND,
 INC.
MetLife Conservative
 Allocation Portfolio --
 Class B *..................      0.10%        0.25%        0.95%       1.30%        0.95%          0.35%     0.98%(a)(b)
MetLife Conservative to
 Moderate Allocation
 Portfolio -- Class B*......      0.10%        0.25%        0.31%       0.66%        0.31%          0.35%     1.00%(a)(b)
MetLife Moderate Allocation
 Portfolio -- Class B*......      0.10%        0.25%        0.19%       0.54%        0.19%          0.35%     1.04%(a)(b)
MetLife Moderate to
 Aggressive Allocation
 Portfolio -- Class B*......      0.10%        0.25%        0.24%       0.59%        0.24%          0.35%     1.06%(a)(b)
MetLife Aggressive
 Allocation Portfolio --
 Class B*...................      0.10%        0.25%        1.66%       2.01%        1.66%          0.35%     1.07%(a)(b)

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this prospectus, or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



+     Closed to new investors.



++ The fees and expenses are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.



(2) Effective February 1, 2006, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.



(3) Effective October 1, 2005, the management fee in the table has been restated to reflect a new management fee schedule.



(4) Effective December 1, 2005, the management fee in the table has been restated to reflect a new management fee schedule.



(5) The management fee in the table has been restated to reflect a new management fee schedule that became effective on November 1, 2005.



(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of Dreman Small-Cap Portfolio, Pioneer Fund Portfolio, and Pioneer Mid-Cap Value Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.10%, 1.00%, and 1.00%, respectively. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits.



(7) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.05%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04%.



(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.



(10) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(11) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.



(12) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(13) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(14) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.




(15) The management fee has been restated to reflect a new management fee schedule that became effective on January 1, 2006.







(a) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(b) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of

      December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.



EXAMPLE



The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and a GMWB rider cannot both be elected.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum 1.00% charge applies in all Contract Years).



                                     IF CONTRACT IS SURRENDERED AT THE END OF       IF CONTRACT IS NOT SURRENDERED OR
                                                 PERIOD SHOWN:                    ANNUITIZED AT THE END OF PERIOD SHOWN:
                                     -----------------------------------------  -----------------------------------------
FUNDING OPTION                       1 YEAR     3 YEARS    5 YEARS    10 YEARS  1 YEAR     3 YEARS     5 YEARS   10 YEARS
-------------------------------      ------     -------    -------    --------  ------     -------     -------   --------
Underlying Fund with Maximum
Total Annual Operating Expenses      $1,341     $ 2,673    $ 3,941     $ 6,696   $ 741     $ 2,173     $ 3,541    $ 6,696

Underlying Fund with Minimum
Total Annual Operating Expenses      $  944     $ 1,542    $ 2,155     $ 3,612   $ 344     $ 1,042     $ 1,755    $ 3,612

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Portfolio Architect II Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                             MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
  DEATH BENEFIT/OPTIONAL FEATURE                                       ANNUITANT ON THE CONTRACT DATE
-------------------------------------                        -----------------------------------------------
Deferred Annual Step Up Death Benefit
(Standard Death Benefit)                                                          75
Step Up Death Benefit                                                             85
5% Roll Up Death Benefit                                                          75
Enhanced Stepped-Up Provision (E.S.P)                                             75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of all subsequent Purchase Payments may total over $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each Variable Funding Option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to [ %]. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other Information -- Distribution of Variable Annuity Contracts.")



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-4015 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    ---------------------------------------     ---------------------------------------
AMERICAN FUNDS INSURANCE SERIES -
Class 2
   American Funds Global Growth Fund      Seeks capital appreciation through          Capital Research and Management
                                          stocks.                                     Company
   American Funds Growth Fund             Seeks capital appreciation through          Capital Research and Management
                                          stocks.                                     Company
   American Funds Growth-Income Fund      Seeks both capital appreciation and         Capital Research and Management
                                          income.                                     Company
DREYFUS VARIABLE INVESTMENT FUND -
   Initial Shares
   Dreyfus Variable Investment Fund       Seeks long-term capital growth              The Dreyfus Corporation
     Appreciation Portfolio               consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
                                          capital, with growth of current income
                                          as a secondary objective.
   Dreyfus Variable Investment Fund       Seeks capital growth.                       The Dreyfus Corporation
     Developing Leaders Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST - Class 2
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund
   Templeton Foreign Securities Fund      Seeks long-term capital growth.             Templeton Investment Counsel, LLC
                                                                                      Subadviser: Franklin Templeton
                                                                                      Investment Management Limited
JANUS ASPEN SERIES - Service Shares
   Global Life Sciences Portfolio+        Seeks long-term growth of capital.          Janus Capital Management LLC
   Global Technology Portfolio            Seeks long-term capital growth.             Janus Capital Management LLC
   Worldwide Growth Portfolio+            Seeks long-term growth of capital in a      Janus Capital Management LLC
                                          manner consistent with the preservation
                                          of capital.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All       Seeks capital appreciation.                 Salomon Brothers Asset Management
     Cap Portfolio - Class I                                                          Inc
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Salomon Brothers Asset Management Inc.
     Investors Portfolio - Class I        Secondarily, seeks current income.
   Legg Mason Partners Variable Large     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio - Class I                                                   Inc
   Legg Mason Partners Variable Small     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio - Class I                                                   Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable           Seeks capital appreciation.                 Salomon Brothers Asset Management
     Aggressive Growth Portfolio -                                                    Inc
     Class I
   Legg Mason Partners Variable           Seeks to correspond to the price and        TIMCO Asset Management Inc.
     Equity Index Portfolio - Class II    yield performance of the S&P 500 Index.
   Legg Mason Partners Variable           Seeks income and long-term capital          Salomon Brothers Asset Management
     Growth and Income Portfolio -        growth.                                     Inc
     Class I

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.

   Legg Mason Partners Variable           Seeks investment results that, before       Smith Barney Fund Management LLC
     Adjustable Rate Income               expenses, provide high current income
     Portfolio                            and to limit the degree of fluctuation
                                          of its net asset value resulting from
   Legg Mason Partners Variable           movements in interest rates. Seeks long     Smith Barney Fund Management LLC
     Social Awareness Stock               term capital appreciation and retention
     Portfolio                            of net investment income.

MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock             Seeks growth of capital.                    Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser: Batterymarch Financial
                                                                                      Management, Inc.
   Dreman Small-Cap Value Portfolio -     Seeks capital appreciation.                 Met Investors Advisory LLC
     Class A                                                                          Subadviser: Dreman Value
                                                                                      Management L.L.C.
   Federated High Yield Portfolio -       Seeks high current income.                  Met Investors Advisory LLC
     Class A                                                                          Subadviser: Federated Investment
                                                                                      Management Company
   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser: Harris Associates L.P.
   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser: Janus Capital
                                                                                      Management LLC
   Legg Mason Partners Managed Assets     Seeks high total return.                    Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser: Legg Mason Capital
                                                                                      Management, Inc.
   Lord Abbett Bond Debenture             Seeks high current income and the           Met Investors Advisory LLC
     Portfolio - Class A                  opportunity for capital appreciation to     Subadviser: Lord, Abbett & Co. LLC
                                          produce a high total return.
   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory LLC
     Portfolio - Class B                  income without excessive fluctuations       Subadviser: Lord, Abbett & Co. LLC
                                          in the market value.
   Lord Abbett Mid-Cap Value              Seeks capital appreciation through          Met Investors Advisory LLC
     Portfolio - Class B                  investments, primarily in equity            Subadviser: Lord, Abbett & Co. LLC
                                          securities which are believed to be
                                          undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio -     Seeks long-term capital growth.             Met Investors Advisory LLC
     Class A                                                                          Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio - Class A                                                               Subadviser:  AIM Capital
                                                                                      Management, Inc.
   Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital.          Met Investors Advisory LLC
     - Class A                                                                        Subadviser:  AIM Capital
                                                                                      Management, Inc.
   MFS Value Portfolio - Class A          Seeks capital appreciation and              Met Investors Advisory LLC
                                          reasonable income.                          Subadviser: Massachusetts
                                                                                      Financial Services Company
   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory LLC
     Portfolio - Class A                  investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income.
   Pioneer Fund Portfolio - Class A       Seeks reasonable income and capital         Met Investors Advisory LLC
                                          growth.                                     Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Mid-Cap Value Portfolio -      Seeks capital appreciation.                 Met Investors Advisory LLC
     Class A                                                                          Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Strategic Income Portfolio     Seeks a high level of current income.       Met Investors Advisory LLC
     - Class A                                                                        Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Third Avenue Small Cap Value           Seeks long-term capital appreciation.       Met Investors Advisory LLC
     Portfolio - Class B                                                              Subadviser: Third Avenue
                                                                                      Management LLC

METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers, LLC
     Portfolio - Class D                                                              Subadviser: BlackRock Advisors, Inc.
   BlackRock Bond Income Portfolio -      Seeks competitive total return              MetLife Advisers, LLC
     Class A                              primarily from investing in                 Subadviser: BlackRock Advisors, Inc.
   fixed-income securities.
   BlackRock Money Market Portfolio -     Seeks a high level of current income        MetLife Advisers, LLC
     Class A                              consistent with preservation of capital.    Subadviser: BlackRock Advisors, Inc.
   FI Large Cap Portfolio - Class A       Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   FI Value Leaders Portfolio - Class D   Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   MetLife Aggressive Allocation          Seeks growth of capital.                    MetLife Advisers, LLC
     Portfolio - Class B
   MetLife Conservative Allocation        Seeks a high level of current income,       MetLife Advisers, LLC
     Portfolio - Class B                  with growth of capital as a secondary
                                          objective.
   MetLife Conservative to Moderate       Seeks high total return in the form of      MetLife Advisers, LLC
     Allocation Portfolio - Class B       income and growth of capital, with a
                                          greater emphasis on income.
   MetLife Moderate Allocation            Seeks a balance between a high level of     MetLife Advisers, LLC
     Portfolio - Class B                  current income and growth of capital,
                                          with a greater emphasis on growth of
                                          capital.
   MetLife Moderate to Aggressive         Seeks growth of capital.                    MetLife Advisers, LLC
     Allocation Portfolio - Class B
   MFS Total Return Portfolio - Class     Seeks a favorable total return through      MetLife Advisers, LLC
     F+                                   investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company
   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio - Class B                                                              Subadviser: OppenheimerFunds, Inc.
   T.Rowe Price Large Cap Growth          Seeks long-term growth of capital and,      MetLife Advisers LLC
     Portfolio - Class B+*                secondarily, dividend income.               Subadviser: T. Rowe Price Associates
                                                                                      Inc.
   Western Asset Management High          Seeks high current income.                  MetLife Advisers, LLC
     Yield Bond Portfolio - Class A                                                   Subadviser: Western Asset
                                                                                      Management Company
   Western Asset Management U.S.          Seeks to maximize total return              MetLife Advisers LLC
     Government Portfolio - Class A       consistent with preservation of capital     Subadviser: Western Asset
                                          and maintenance of liquidity.               Management Company
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -                Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of  capital and           Company LLC
                                          prudent investment management.
   Total Return Portfolio -               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity         Seeks capital appreciation.                 Putnam Investment Management, LLC
     Fund - Class IB+
   Putnam VT Small Cap Value Fund -       Seeks capital appreciation.                 Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II            Seeks capital growth and income through     Van Kampen Asset Management
                                          investments in equity securities,
                                          including common stocks, preferred
                                          stocks and securities convertible into
                                          common and preferred stocks.

   Enterprise Portfolio Class II+         Seeks capital appreciation through          Van Kampen Asset Management
                                          investments in securities
                                          believed by the portfolio's investment
                                          adviser to have above-average
                                          potential for capital appreciation.
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -          Seeks long-term capital appreciation.       Fidelity Management & Research
     Service Class 2                                                                  Company
   VIP Dynamic Capital Appreciation       Seeks capital appreciation.                 Fidelity Management & Research
     Portfolio - Service Class 2+                                                     Company
   VIP Mid Cap Portfolio - Service        Seeks long-term growth of capital.          Fidelity Management & Research
     Class 2                                                                          Company



--------------
+     Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



Underlying Fund Name Changes



               FORMER NAME                                                             NEW NAME
---------------------------------------------------             ----------------------------------------------------------------
GREENWICH STREET SERIES FUND                                    LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Equity Index Portfolio                                          Legg Mason Partners Variable Equity Index Portfolio
   Salomon Brothers Variable Aggressive Growth Fund                Legg Mason Partners Variable Aggressive Growth Portfolio
   Salomon Brothers Variable Growth & Income Fund                  Legg Mason Partners Variable Growth and Income Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                     LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
    All Cap Fund                                                   Legg Mason Partners Variable All Cap Portfolio
    Investors Fund                                                 Legg Mason Partners Variable Investors Portfolio
    Large Cap Growth Fund                                          Legg Mason Partners Variable Large Cap Growth Portfolio
    Small Cap Growth Fund                                          Legg Mason Partners Variable Small Cap Growth Portfolio
TRAVELERS SERIES FUND, INC.                                     LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                             Legg Mason Partners Variable Adjustable Rate Income Portfolio
    Social Awareness Stock Portfolio                               Legg Mason Partners Variable Social Awareness Stock Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with or reorganized into the new Underlying Funds.



                    FORMER UNDERLYING FUND                                          NEW UNDERLYING FUND
------------------------------------------------------------    --------------------------------------------------------
                                                                MET INVESTORS SERIES TRUST
    Capital Appreciation Fund                                      Janus Capital Appreciation Portfolio
    Managed Assets Portfolio                                       Legg Mason Partners Managed Assets Portfolio
                                                                METROPOLITAN SERIES FUND, INC.
    High Yield Bond Trust                                          Western Asset Management High Yield Bond Portfolio
    Money Market Portfolio                                         BlackRock Money Market Portfolio
THE TRAVELERS SERIES TRUST                                      MET INVESTORS SERIES TRUST
    AIM Capital Appreciation Portfolio                             Met/AIM Capital Appreciation Portfolio
    Convertible Securities Portfolio                               Lord Abbett Bond Debenture Portfolio
    Disciplined Mid Cap Stock                                      Batterymarch Mid-Cap Stock Portfolio
    Federated High Yield Portfolio                                 Federated High Yield Portfolio
    Federated Stock Portfolio                                      Lord Abbett Growth and Income Portfolio
    Mercury Large-Cap Core Portfolio                               Mercury Large-Cap Core Portfolio
    MFS Value Portfolio                                            MFS Value Portfolio
    Mondrian International Stock Portfolio                         Harris Oakmark International Portfolio
    Pioneer Fund Portfolio                                         Pioneer Fund Portfolio
    Pioneer Mid Cap Value Portfolio                                Pioneer Mid Cap Value Portfolio
    Pioneer Strategic Income Portfolio                             Pioneer Strategic Income Portfolio
    Style Focus Series:  Small Cap Growth Portfolio                Met/AIM Cap Growth Portfolio
    Style Focus Series:  Small Cap Value Portfolio                 Dreman Small-Cap Value Portfolio
THE TRAVELERS SERIES TRUST                                      METROPOLITAN SERIES FUND, INC.
    Equity Income Portfolio                                        FI Value Leaders Portfolio
    Large Cap Portfolio                                            FI Large Cap Portfolio
    MFS Mid Cap Growth Portfolio                                   BlackRock Aggressive Growth Portfolio
    MFS Total Return Portfolio                                     MFS Total Return Portfolio
    Strategic Equity Portfolio                                     FI Large Cap Portfolio
    Travelers Quality Bond Portfolio                               BlackRock Bond Income Portfolio
    U.S. Government Securities Portfolio                           Western Asset Management U.S. Government Portfolio
    Managed Allocation Series: Aggressive Portfolio                MetLife Aggressive Allocation Portfolio
    Managed Allocation Series: Moderate-Aggressive Portfolio       MetLife Moderate to Aggressive Allocation Portfolio
    Managed Allocation Series: Moderate Portfolio                  MetLife Moderate Allocation Portfolio
    Managed Allocation Series: Moderate-Conservative Portfolio     MetLife Conservative to Moderate Allocation Portfolio
    Managed Allocation Series: Conservative Portfolio              MetLife Conservative Allocation Portfolio




UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.

              FORMER UNDERLYING FUND                                        NEW UNDERLYING FUND
----------------------------------------------------            -------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.            METROPOLITAN SERIES FUND, INC.
    AllianceBernstein Large Cap Growth Portfolio                   T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                              MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                        Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUNDS, INC.                                 METROPOLITAN SERIES FUND, INC.
    Mercury Global Allocation V.I. Fund                            Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUNDS, INC.                                 MET INVESTORS SERIES TRUST
   Mercury Value Opportunities V.I. Fund                           Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST            MET INVESTORS SERIES TRUST
    Mutual Shares Securities Fund                                  Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST            METROPOLITAN SERIES FUND, INC.
    Templeton Growth Securities Fund                               Oppenheimer Global Equity Portfolio
JANUS ASPEN SERIES                                              METROPOLITAN SERIES FUND, INC.
    Balanced Portfolio                                             MFS Total Return Portfolio
LORD ABBETT SERIES FUND, INC.                                   MET INVESTORS SERIES TRUST
     Growth and Income Portfolio                                    Lord Abbett Growth and Income Portfolio
     Mid-Cap Value Portfolio                                        Lord Abbett Mid-Cap Value Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS                              MET INVESTORS SERIES TRUST
    Oppenheimer Main Street Fund/VA                                Lord Abbett Growth and Income Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts, and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent, and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value, and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven full years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

  YEARS SINCE PURCHASE PAYMENT MADE            WITHDRAWAL CHARGE
-----------------------------------------      -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
        0 years                2 years                6%
        2 years                4 years                5%
        4 years                5 years                4%
        5 years                6 years                3%
        6 years                7 years                2%
       7 + years                                      0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun

      - if you elect Annuity Payments for a fixed period of at least five year's duration, or

      -     under our Managed Distribution Program

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal amount is not cumulative from year to year.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.


ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e., calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.30% annually. If you choose the Step-Up Death Benefit, the M&E charge is 1.40% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.60% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase. We will assess the charge as a percentage of the total benefit received as follows:

  YEARS SINCE INITIAL PURCHASE PAYMENT           WITHDRAWAL CHARGE
------------------------------------------       -----------------
GREATER THAN OR EQUAL TO     BUT LESS THAN
         0 years                2 years                  6%
         2 years                4 years                  5%
         4 years                5 years                  4%
         5 years                6 years                  3%
         6 years                7 years                  2%
        7+ years                                         0%

Please refer to "Payment Options" for a description of this benefit.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Western Asset Management High Yield Bond Portfolio, American Funds Global Growth Fund, Dreyfus VIF Developing Leaders Portfolio, Oppenheimer Global Equity Portfolio, Third Avenue Small Cap Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series Mid Cap Value Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Federated High Yield Portfolio, Harris Oakman International Portfolio, Met/AIM Small Cap Growth Portfolio, Dreman Small Cap Value Portfolio and Pioneer Strategic Income Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



- reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



- reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request, certain information about trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Funds to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.



DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest will accrue up to 12 months only on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 -1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM

Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death;

      -     the Contingent Annuitant becomes the Annuitant; and

      -     all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see "The Annuity
Contract".)

NOTE: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all referenced to "Annuitant" below with "owner". All death benefits will be reduced by any premium tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below)

STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your Adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80, the death benefit will be the greatest of:

      -     the Contract Value on the Death Report Date;

      -     your Adjusted Purchase Payment (see below)*;

      -     the Step-Up Value, if any, as described below

      -     the Roll-Up Death Benefit Value (as described below)

If the Annuitant dies on or after age 80, the death benefit will be the greatest of:

      -     the Contract Value on the Death Report Date;

      -     your Adjusted Purchase Payment (see below)* or

      -     the Step-Up Value, if any, as described below, or

      - the Roll-Up Death Benefit Value (as described below) on the Annuitant's 80th birthday, plus any additional Purchase Payments and minus any partial surrender reductions (as described below) that occur after the Annuitant's 80th birthday.

 * If you have elected a GMWB Rider (Principal Guarantee) your Adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR STANDARD DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the seventh Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the seventh Contract Date anniversary, there is no Step-Up Value.

STEP-UP VALUE (FOR STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made during the previous Contract Year

      c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made since the previous Contract Date anniversary

      c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.


ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.


For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:


      $50,000 x ($10,000/$55,000) = $9,090


Your new Adjusted Purchase Payment would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:


      $50,000 x ($10,000/$30,000) = $16,666


Your new Adjusted Purchase Payment would be $50,000-$16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


      $50,000 x ($10,000/$55,000) = $9,090


Your new Step-Up Value would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


      $50,000 x ($10,000/$30,000) = $16,666


Your new Step-Up Value would be $50,000 - $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


      $50,000 X ($10,000/$55,000) = $9,090


You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


      $50,000 X ($10,000/$30,000) = $16,666


Your new modified Purchase Payment would be $50,000 - $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                                       MANDATORY
         BEFORE THE MATURITY DATE,                 THE COMPANY WILL                                                      PAYOUT
           UPON THE DEATH OF THE                 PAY THE PROCEEDS TO:                   UNLESS. . .                   RULES APPLY*
-----------------------------------------   ------------------------------  ---------------------------------------- ---------------
OWNER (WHO IS NOT THE ANNUITANT) (WITH NO   The beneficiary(ies), or if     Unless the beneficiary elects to         Yes
JOINT OWNER)                                none, to the Contract Owner's   continue the Contract rather than
                                            estate.                         receive the distribution.

OWNER (WHO IS THE ANNUITANT) (WITH NO       The beneficiary(ies), or if     Unless the beneficiary elects to         Yes
JOINT OWNER)                                none, to the Contract Owner's   continue the Contract rather than
                                            estate.                         receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS NOT THE     The surviving joint owner.                                               Yes
ANNUITANT)

NON-SPOUSAL JOINT OWNER (WHO IS THE         The beneficiary(ies), or, if    Unless the beneficiary elects to         Yes
ANNUITANT)                                  none, to the surviving joint    continue the Contract rather than
                                            owner.                          receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT THE         The surviving joint owner.      Unless the spouse elects to continue the Yes
ANNUITANT)                                                                  Contract.

SPOUSAL JOINT OWNER (WHO IS THE ANNUITANT)  The beneficiary(ies), or if     Unless the spouse elects to continue the Yes
                                            none, to the surviving joint    Contract.
                                            owner
                                                                            A spouse who is not the beneficiary may
                                                                            decline to continue the Contract and
                                                                            instruct the Company to pay the
                                                                            beneficiary.

ANNUITANT (WHO IS NOT THE CONTRACT OWNER)   The beneficiary(ies), or if     Unless the beneficiary elects to         Yes
                                            none, to the Contract Owner.    continue the Contract rather than
                                                                            receive the distribution.

                                                                            But, if there is a Contingent Annuitant,
                                                                            then the Contingent Annuitant becomes
                                                                            the Annuitant and the Contract continues
                                                                            in effect (generally using the original
                                                                            Maturity Date). The proceeds will then
                                                                            be paid upon the death of the Contingent
                                                                            Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT OWNER)       See death of "owner who is the                                           Yes
                                            Annuitant" above.

ANNUITANT (WHERE OWNER IS A NON-NATURAL     The beneficiary(ies), or if                                              Yes (Death of
ENTITY/TRUST)                               none, to the owner.                                                      Annuitant is
                                                                                                                     treated as
                                                                                                                     death of the
                                                                                                                     owner in these
                                                                                                                     circumstances.)

CONTINGENT ANNUITANT                        No death proceeds are                                                    N/A

                                                                                                                 MANDATORY
         BEFORE THE MATURITY DATE,                 THE COMPANY WILL                                               PAYOUT
           UPON THE DEATH OF THE                 PAY THE PROCEEDS TO:                   UNLESS. . .             RULES APPLY*
-----------------------------------------   ------------------------------  ---------------------------------   ------------
(ASSUMING ANNUITANT IS STILL ALIVE)         payable; Contract continues.

BENEFICIARY                                 No death proceeds are payable;                                          N/A
                                            Contract continues.

CONTINGENT BENEFICIARY                      No death proceeds are payable;                                          N/A
                                            Contract continues.

                               QUALIFIED CONTRACTS

                                                                                                                 MANDATORY
 BEFORE THE MATURITY DATE, UPON THE DEATH       THE COMPANY WILL PAY THE                                        PAYOUT RULES
                  OF THE                              PROCEEDS TO:                    UNLESS. . .                  APPLY*
-----------------------------------------   ------------------------------  ---------------------------------   ------------
OWNER/ANNUITANT                             The beneficiary(ies), or if     Unless the beneficiary elects to     Yes
                                            none, to the Contract Owner's   continue the Contract rather than
                                            estate.                         receive a distribution.

BENEFICIARY                                 No death proceeds are payable;                                       N/A
                                            Contract continues.

CONTINGENT BENEFICIARY                      No death proceeds are payable;                                       N/A
                                            Contract continues.

----------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract

Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership;

      -     take a loan; or

      -     make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy; or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III"; we may refer to any of these as GMWB. The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS

NAME OF RIDER:                 GMWB I                                 GMWB II                               GMWB III
-------------- ------------------------------------   ------------------------------------   ------------------------------------
 ALSO CALLED:                Principal                              Principal                              Principal
                             Guarantee                              Guarantee                           Guarantee Value

AVAILABILITY:    Not available for purchase on or     Available on or after March 21, 2005   Available on or after March 21, 2005
               after March 21, 2005, unless GMWB II         if approved in your state              if approved in your state
                   is not approved in your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                        GMWB I                GMWB II               GMWB III
                                                      ---------              ----------            -----------
If you make your first withdrawal BEFORE the 3rd
anniversary after you purchase GMWB:                   5% of RBB              5% of RBB            5% of RBB

If you make your first withdrawal AFTER the 3rd
anniversary after you purchase GMWB:                  10% of RBB             10% of RBB            5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                ASSUMES 15% GAIN ON INVESTMENT                    ASSUMES 15% LOSS ON INVESTMENT
                       ------------------------------------------------  ------------------------------------------------
                       CONTRACT                                          CONTRACT
                        VALUE           RBB               AWB (5%)         VALUE          RBB                AWB (5%)
                       --------  -------------------  -----------------  --------  -----------------  -------------------
VALUES AS OF
INITIAL GMWB PURCHASE  $100,000       $100,000             $5,000        $100,000       $100,000             $5,000

IMMEDIATELY PRIOR TO
WITHDRAWAL             $115,000       $100,000             $5,000        $ 85,000       $100,000             $5,000

PARTIAL                  N/A          (100,000          [5,000 X (1-       N/A          (100,000            [5,000 X
WITHDRAWAL                       X 10,000/115,000)=   90,000/100,000)]=            X 10,000/85,000)=  (1-88,235/100,000)]=
REDUCTION (PWR)                         8,696                500                        $ 11,765             $  588

GREATER OF PWR                        $ 10,000                                          $ 11,765
OR THE DOLLAR
AMOUNT OF THE
WITHDRAWAL                         (10,000>8,696)                                   (11,765>10,000)

CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $ 10,000       $ 10,000             $  500        $ 10,000       $ 11,765             $  588

VALUE
IMMEDIATELY
AFTER WITHDRAWAL       $105,000       $ 90,000             $4,500        $ 75,000       $ 88,235             $4,412

WITHDRAWAL EXAMPLE FOR GMWB I

                               ASSUMES 15% GAIN ON INVESTMENT                    ASSUMES 15% LOSS ON INVESTMENT
                       ------------------------------------------------  ------------------------------------------------
                       CONTRACT                                          CONTRACT
                         VALUE          RBB               AWB (5%)         VALUE          RBB               AWB (5%)
                       --------  -------------------  -----------------  --------  -------------------  -----------------
VALUES AS OF
INITIAL GMWB PURCHASE  $100,000       $100,000             $5,000        $100,000        $100,000              $5,000

IMMEDIATELY PRIOR TO
WITHDRAWAL             $115,000       $100,000             $5,000        $ 85,000        $100,000              $5,000

IMMEDIATELY            $105,000         91,304             $4,565        $ 75,000        $ 88,235              $4,412
AFTER WITHDRAWAL                 [100,000 - (100,000   [5,000 - (5,000             [100,000 - (100,000       [5,000 X
                                  x10,000/115,000)]   x91,304/100,000)]             x10,000/85,000)]    (88,235/100,000)]

CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $ 10,000       $  8,696             $  435        $ 10,000        $ 11,265              $  588

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  -     a qualified retirement plan (Code Section 401),

                  -     a tax-sheltered annuity (Code Section 403(b)),

                  -     an individual retirement account (Code Sections 408(a)),

                  - an individual retirement annuity (Code Section 408(b)), or

                  -     a qualified deferred compensation plan (Code Section
                        457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code

            Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page
            526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:


      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 -1/2 before the first GMWB anniversary.


            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                       GMWB I                GMWB II                    GMWB III
                                       ------                -------                    --------
Current Annual Charge                   0.40%                 0.50%                      0.25%
Maximum Annual Charge After a           1.00%                 1.00%                       N/A
Reset

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                                           GMWB I                   GMWB II                 GMWB III
                                                   ---------------------     ---------------------     -------------------
AWB                                                 5% of RBB if first         5% of RBB if first          5% of RBB
                                                   withdrawal before 3rd     withdrawal before 3rd
                                                        anniversary               anniversary
                                                    10% of RBB if first       10% of RBB if first
                                                   withdrawal after 3rd      withdrawal after 3rd
                                                        anniversary               anniversary
ANNUAL CHARGE                                              0.40%                     0.50%                   0.25%
RESET                                                       Yes                       Yes                      No
CAN I CANCEL MY GMWB?                                       No                Yes, after the 5th       Yes, after the 5th
                                                                              anniversary of GMWB      anniversary of GMWB
                                                                                   purchase                  purchase
INVESTMENT RESTRICTIONS                                     No                        Yes                     Yes
WAIVER OF RECALCULATION OF AWB FOR                          No                        Yes                     Yes
DISTRIBUTIONS FROM TAX-QUALIFIED PLANS

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


      - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due.You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period



      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.


Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                             INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
                                  -----------------------------------------------    -----------------------------------------------
                                                       BASE                                               BASE
                                                    CALCULATION                                        CALCULATION
                                  CONTRACT VALUE       AMOUNT       BENEFIT BASE     CONTRACT VALUE       AMOUNT       BENEFIT BASE
                                  --------------    -----------    --------------    --------------    -----------    --------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                       $100,000        $100,000      Not Applicable       $100,000       $100,000       Not Applicable
VALUE AS OF RIDER MATURITY
DATE                                 $115,000        $100,000         $100,000          $ 85,000       $100,000          $100,000
AMOUNT APPLIED TO CONTRACT
VALUE DUE TO GMAB RIDER                              $0      (1)                                       $15,000 (2)

--------------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                                   ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS        ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                                  -----------------------------------------------    -----------------------------------------------
                                                                         BASE                                                BASE
                                                       PURCHASE       CALCULATION                        PURCHASE        CALCULATION
                                  CONTRACT VALUE        PAYMENT          AMOUNT      CONTRACT VALUE       PAYMENT           AMOUNT
                                  --------------    --------------    -----------    --------------    --------------    -----------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                       $100,000           $100,000        $100,000        $100,000          $100,000         $100,000
VALUE BEFORE ADDITIONAL
PURCHASE PAYMENT                     $120,000       Not Applicable      $100,000        $120,000       Not Applicable      $100,000
VALUE AFTER ADDITIONAL
PURCHASE PAYMENT                     $130,000           $ 10,000        $110,000        $130,000          $ 10,000         $100,000

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                                                               ASSUMING INCREASING CONTRACT VALUE
                                  ----------------------------------------------------------------------------------------
                                                                                                         REDUCTION TO BASE
                                  CONTRACT   BASE CALCULATION   PARTIAL WITHDRAWAL   PARTIAL SURRENDER      CALCULATION
                                    VALUE         AMOUNT             AMOUNT             REDUCTION              AMOUNT
                                  --------   ----------------   ------------------   -----------------   -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE DATE              $100,000       $100,000         Not Applicable       Not Applicable      Not Applicable
VALUE IMMEDIATELY PRIOR
TO PARTIAL WITHDRAWAL             $115,000       $100,000         Not Applicable       Not Applicable      Not Applicable
VALUE IMMEDIATELY FOLLOWING
PARTIAL WITHDRAWAL                $105,000       $ 90,000             $10,000              $8,696             $10,000

                                                               ASSUMING DECLINING CONTRACT VALUE
                                  ----------------------------------------------------------------------------------------
                                                                                                         REDUCTION TO BASE
                                  CONTRACT   BASE CALCULATION   PARTIAL WITHDRAWAL   PARTIAL SURRENDER      CALCULATION
                                    VALUE         AMOUNT             AMOUNT             REDUCTION              AMOUNT
                                  --------   ----------------   ------------------   -----------------   -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE DATE              $100,000       $100,000         Not Applicable       Not Applicable     Not Applicable
VALUE IMMEDIATELY PRIOR
TO PARTIAL WITHDRAWAL             $ 85,000       $100,000         Not Applicable       Not Applicable     Not Applicable
VALUE IMMEDIATELY FOLLOWING
PARTIAL WITHDRAWAL                $ 75,000       $ 88,235          $10,000              $11,765             $11,765

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      - If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Class B Subaccounts that are currently offered under the Contract. The remaining Subaccounts are classified as Class A.



     CLASS B SUBACCOUNTS/UNDERLYING FUNDS



     LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.



        Legg Mason Partners Variable Adjustable Rate Income Portfolio



     MET INVESTORS SERIES TRUST



        Federated High Yield Portfolio



        Pioneer Strategic Income Portfolio



     METROPOLITAN SERIES FUND, INC.



        BlackRock Money Market Portfolio



        BlackRock Bond Income Portfolio



        Western Asset Management U.S. Government Portfolio



        Western Asset Management High Yield Bond Portfolio



     PIMCO VARIABLE INSURANCE TRUST



        Real Return Portfolio -- Administrative  Class



        Total Return Portfolio -- Administrative Class

GMAB RIDER LIQUIDITY OPTION


During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.


This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

- Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

- If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

- Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

- If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. Income payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts, 70th birthday for Qualified Contracts, or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.


ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers".)


VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the

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Contract. If it would produce a larger payment, the fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 - Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 - Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 - Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 - Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

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Option 5 - Payments for a Fixed Period without Life Contingency. We will make payments for the period selected.

Option 6 - Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

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SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Thirteen and Separate Account Fourteen, respectively. References to "Separate Account" refer either to Separate Account Thirteen or Separate Account Fourteen, depending on the issuer of your Contract. Both Separate Account Thirteen and Separate Account Fourteen were established on November 14, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Thirteen and Separate Account Fourteen for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.



PERFORMANCE INFORMATION


In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

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Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any


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other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita


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and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.




NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase


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Payments, but you will not be taxed on increases in the value of your
Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS: At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax


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purposes (which may also be subject to the 10% penalty tax if you are under age
59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS



The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.



DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS



DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of Purchase Payments invested in the Contract. Alternatively, we may pay lower compensation on Purchase Payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the Funds of the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALE BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.



CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



         METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.45%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    -------------    ---------------
   Capital Appreciation Fund (10/03)                           2005        1.434            1.671             28,310
                                                               2004        1.217            1.434              8,905
                                                               2003        1.000            1.217                  -

   High Yield Bond Trust (6/04)                                2005        1.064            1.062             84,533
                                                               2004        0.992            1.064             40,139

   Managed Assets Trust (6/04)                                 2005        1.062            1.087             71,515
                                                               2004        1.000            1.062             22,944

   Money Market Portfolio (8/03)                               2005        0.991            1.005            190,821
                                                               2004        0.995            0.991            208,200
                                                               2003        1.000            0.995                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (10/03)                                                     2005        1.225            1.387              2,956
                                                               2004        1.147            1.225              2,085
                                                               2003        1.000            1.147              1,052

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.477            1.661            151,418
                                                               2004        1.321            1.477            200,251
                                                               2003        1.000            1.321              7,684

   Growth Fund - Class 2 Shares (6/03)                         2005        1.397            1.600            412,813
                                                               2004        1.260            1.397            308,829
                                                               2003        1.000            1.260                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    -------------    ---------------
   Growth-Income Fund - Class 2 Shares (6/03)                  2005        1.368            1.427            508,320
                                                               2004        1.258            1.368            432,800
                                                               2003        1.000            1.258              4,614

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2005        1.638            1.731             93,262
                                                               2004        1.265            1.638             67,949
                                                               2003        1.000            1.265              1,299

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/03)                                                      2005        1.214            1.249             31,469
                                                               2004        1.172            1.214                579
                                                               2003        1.000            1.172                  -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/03)                                               2005        1.411            1.471             54,691
                                                               2004        1.286            1.411             53,039
                                                               2003        1.000            1.286              4,790

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (12/03)     2005        1.214            1.319             17,987
                                                               2004        1.079            1.214                  -
                                                               2003        1.000            1.079                  -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.213            1.316             77,817
                                                               2004        1.072            1.213             65,270
                                                               2003        1.000            1.072                  -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2005        1.341            1.461             23,355
                                                               2004        1.208            1.341              6,716
                                                               2003        1.000            1.208                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2005        1.820            2.285             41,735
                                                               2004        1.480            1.820             10,223
                                                               2003        1.000            1.480                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    -------------    ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.564            1.699             79,354
                                                               2004        1.339            1.564             28,162
                                                               2003        1.214            1.339                  -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2005        1.519            1.630             63,830
                                                               2004        1.329            1.519             24,580
                                                               2003        1.000            1.329                  -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.318            1.354            103,763
                                                               2004        1.213            1.318             27,196
                                                               2003        1.000            1.213                  -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (7/03)                                             2005        1.370            1.484             99,560
                                                               2004        1.274            1.370             44,679
                                                               2003        1.000            1.274                  -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.313            1.342             60,643
                                                               2004        1.230            1.313             29,236
                                                               2003        1.000            1.230                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                  2005        1.169            1.241                  -
                                                               2004        1.095            1.169                  -
                                                               2003        1.000            1.095                  -

   Global Life Sciences Portfolio - Service Shares (12/03)     2005        1.343            1.487             13,910
                                                               2004        1.193            1.343             13,910
                                                               2003        1.000            1.193                  -

   Global Technology Portfolio - Service Shares (11/03)        2005        1.375            1.512             16,754
                                                               2004        1.387            1.375             16,781
                                                               2003        1.000            1.387              2,662

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    -------------    ---------------
   Worldwide Growth Portfolio - Service Shares (7/03)          2005        1.293            1.345                  -
                                                               2004        1.255            1.293                  -
                                                               2003        1.000            1.255                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)               2005        1.512            1.550             50,468
                                                               2004        1.335            1.512              4,174
                                                               2003        1.000            1.335                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2005        1.381            1.406             32,171
                                                               2004        1.244            1.381             12,953
                                                               2003        1.000            1.244                  -

   Mid-Cap Value Portfolio (6/03)                              2005        1.539            1.642             60,373
                                                               2004        1.259            1.539             25,554
                                                               2003        1.000            1.259                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2005        1.054            1.098             27,088
                                                               2004        0.979            1.054             29,728

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)         2005        1.124            1.131            134,148
                                                               2004        1.047            1.124            166,975
                                                               2003        1.000            1.047              4,343

   Total Return Portfolio - Administrative Class (5/03)        2005        1.048            1.058            240,570
                                                               2004        1.014            1.048            351,846
                                                               2003        1.000            1.014              1,174

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (6/03)                                                      2005        1.482            1.639              1,268
                                                               2004        1.294            1.482              1,272
                                                               2003        1.000            1.294              1,276

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    -------------    ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.780            1.878             88,519
                                                               2004        1.431            1.780             42,677
                                                               2003        1.000            1.431              7,026

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                               2005        1.400            1.436             45,482
                                                               2004        1.312            1.400             18,421
                                                               2003        1.000            1.312              8,628

   Investors Fund - Class I (7/03)                             2005        1.387            1.456             41,899
                                                               2004        1.275            1.387             21,357
                                                               2003        1.000            1.275                  -

   Large Cap Growth Fund - Class I (9/03)                      2005        1.297            1.345            139,039
                                                               2004        1.309            1.297            147,318
                                                               2003        1.000            1.309                  -

   Small Cap Growth Fund - Class I (8/03)                      2005        1.624            1.679             30,044
                                                               2004        1.431            1.624             13,585
                                                               2003        1.000            1.431                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/03)                  2005        1.288            1.380             11,260
                                                               2004        1.227            1.288             11,841
                                                               2003        1.000            1.227              8,005

   Convertible Securities Portfolio (7/03)                     2005        1.196            1.183              3,293
                                                               2004        1.142            1.196              3,299
                                                               2003        1.000            1.142              2,652

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.493            1.654             32,096
                                                               2004        1.301            1.493             32,126
                                                               2003        1.000            1.301              4,098

   Equity Income Portfolio (7/03)                              2005        1.338            1.378             85,963
                                                               2004        1.236            1.338             50,618
                                                               2003        1.000            1.236              8,239

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    -------------    ---------------
Federated High Yield Portfolio (9/03)                          2005        1.207            1.220             10,781
                                                               2004        1.110            1.207              5,321
                                                               2003        1.000            1.110                  -

Federated Stock Portfolio (6/03)                               2005        1.364            1.416              2,604
                                                               2004        1.252            1.364              2,677
                                                               2003        1.000            1.252                  -

Large Cap Portfolio (9/03)                                     2005        1.249            1.338             77,849
                                                               2004        1.190            1.249             86,954
                                                               2003        1.000            1.190                  -

Managed Allocation Series: Aggressive Portfolio (7/05)         2005        1.020            1.074             22,094

Managed Allocation Series: Conservative Portfolio (10/05)      2005        1.000            1.014                  -

Managed Allocation Series: Moderate Portfolio (7/05)           2005        1.000            1.031            110,150

Managed Allocation Series: Moderate-Aggressive Portfolio
(1/05)                                                         2005        1.000            1.033                  -

Managed Allocation Series: Moderate-Conservative
Portfolio (1/05)                                               2005        1.000            1.036                  -

Mercury Large Cap Core Portfolio (7/03)                        2005        1.328            1.466             22,971
                                                               2004        1.162            1.328             31,912
                                                               2003        1.000            1.162                  -

MFS Emerging Growth Portfolio (12/03)                          2005        1.331            1.291                  -
                                                               2004        1.198            1.331                  -
                                                               2003        1.000            1.198                  -

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.443            1.466             10,803
                                                               2004        1.283            1.443             12,893
                                                               2003        1.000            1.283                  -

MFS Total Return Portfolio (5/03)                              2005        1.238            1.256            263,061
                                                               2004        1.127            1.238            146,167
                                                               2003        1.000            1.127             10,090

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                 PORTFOLIO NAME                             YEAR     YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------------   ----   -------------   -------------  -----------------
 MFS Value Portfolio (7/04)                                 2005           1.112           1.167             24,554
                                                            2004           0.978           1.112                232

 Mondrian International Stock Portfolio (8/03)              2005           1.446           1.560              6,049
                                                            2004           1.267           1.446                340
                                                            2003           1.000           1.267                  -

 Pioneer Fund Portfolio (4/03)                              2005           1.306           1.364                448
                                                            2004           1.192           1.306                 74
                                                            2003           1.000           1.192                  -

 Pioneer Mid Cap Value Portfolio (8/05)                     2005           1.000           1.009              5,274

 Pioneer Strategic Income Portfolio (6/04)                  2005           1.086           1.110            252,576
                                                            2004           0.980           1.086            228,536

 Strategic Equity Portfolio (7/03)                          2005           1.336           1.344             14,208
                                                            2004           1.230           1.336                  -
                                                            2003           1.000           1.230                  -

 Style Focus Series: Small Cap Growth Portfolio (7/05)      2005           1.000           1.021                  -

 Style Focus Series: Small Cap Value Portfolio (7/05)       2005           1.000           0.979                654

 Travelers Quality Bond Portfolio (8/03)                    2005           1.034           1.036            344,564
                                                            2004           1.016           1.034            282,079
                                                            2003           1.000           1.016             10,788

 U.S. Government Securities Portfolio (8/04)                2005           1.048           1.077             59,848
                                                            2004           1.008           1.048             23,885

Travelers Series Fund Inc.
 SB Adjustable Rate Income Portfolio - Class I Shares
 (12/03)                                                    2005           0.996           1.005                  -
                                                            2004           0.999           0.996                  -
                                                            2003           1.000           0.999                  -

 Social Awareness Stock Portfolio (9/04)                    2005           1.047           1.077              6,933
                                                            2004           0.926           1.047              6,939

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR       YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------   ----   -------------   -------------  -----------------
Van Kampen Life Investment Trust
 Comstock Portfolio - Class II Shares (6/03)                2005           1.461           1.499             76,102
                                                            2004           1.262           1.461              7,312
                                                            2003           1.000           1.262                  -

 Enterprise Portfolio - Class II Shares (1/04)              2005           1.216           1.293                  -
                                                            2004           1.189           1.216                  -
                                                            2003           1.000           1.189                  -

Variable Insurance Products Fund
 Contrafund<< Portfolio - Service Class 2 (5/03)            2005           1.408           1.619            146,534
                                                            2004           1.241           1.408             20,924
                                                            2003           1.000           1.241                  -

 Dynamic Capital Appreciation Portfolio - Service Class 2
 (6/03)                                                     2005           1.184           1.409             12,028
                                                            2004           1.186           1.184             10,278
                                                            2003           1.000           1.186              1,281

 Mid Cap Portfolio - Service Class 2 (6/03)                 2005           1.735           2.018            158,010
                                                            2004           1.412           1.735             62,131
                                                            2003           1.000           1.412              3,192

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.45%



                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR       YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------  ----   -------------   -------------  -----------------
 Capital Appreciation Fund (10/03)                          2005           1.169           1.348                  -
                                                            2004           1.000           1.169                  -

 High Yield Bond Trust (6/04)                               2005           1.075           1.063             14,954
                                                            2004           1.008           1.075                  -

 Managed Assets Trust (6/04)                                2005           1.071           1.085                  -
                                                            2004           1.013           1.071                  -

 Money Market Portfolio (8/03)                              2005           0.994           0.998                  -
                                                            2004           1.000           0.994                  -

AllianceBernstein Variable Product Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Portfolio - Class B
 (10/03)                                                    2005           1.058           1.185                  -
                                                            2004           1.000           1.058                  -

American Funds Insurance Series

 Global Growth Fund - Class 2 Shares (6/03)                 2005           1.112           1.238                  -
                                                            2004           1.000           1.112                  -

 Growth Fund - Class 2 Shares (6/03)                        2005           1.085           1.230                  -
                                                            2004           1.000           1.085                  -

 Growth-Income Fund - Class 2 Shares (6/03)                 2005           1.064           1.099             35,913
                                                            2004           1.000           1.064                  -

Delaware VIP Trust

 Delaware VIP REIT Series - Standard Class (6/03)           2005           1.287           1.346                  -
                                                            2004           1.000           1.287                  -

Dreyfus Variable Investment Fund
 Dreyfus VIF - Appreciation Portfolio - Initial Shares
 (5/03)                                                     2005           1.022           1.041                  -
                                                            2004           1.000           1.022                  -

 Dreyfus VIF - Developing Leaders Portfolio - Initial
 Shares (6/03)                                              2005           1.093           1.129              6,934
                                                            2004           1.000           1.093                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                   PORTFOLIO NAME                           YEAR       YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------  ----   -------------   -------------  -----------------
FAM Variable Series Funds, Inc.
 Mercury Global Allocation V.I. Fund - Class III (12/03)    2005           1.116           1.200                  -
                                                            2004           1.000           1.116                  -

 Mercury Value Opportunities V.I. Fund - Class III (12/03)  2005           1.119           1.202                  -
                                                            2004           1.000           1.119                  -

Franklin Templeton Variable Insurance Products Trust
 Mutual Shares Securities Fund - Class 2 Shares (6/03)      2005           1.100           1.186                  -
                                                            2004           1.000           1.100                  -

 Templeton Developing Markets Securities Fund - Class 2
 Shares (7/03)                                              2005           1.261           1.568                  -
                                                            2004           1.000           1.261                  -

 Templeton Foreign Securities Fund - Class 2 Shares (9/03)  2005           1.155           1.242                  -
                                                            2004           1.000           1.155                  -

 Templeton Growth Securities Fund - Class 2 Shares (6/03)   2005           1.119           1.189                  -
                                                            2004           1.000           1.119                  -

Greenwich Street Series Fund
 Equity Index Portfolio - Class II Shares (5/03)            2005           1.069           1.088                  -
                                                            2004           1.000           1.069                  -

 Salomon Brothers Variable Aggressive Growth Fund - Class
 I Shares (7/03)                                            2005           1.054           1.130                  -
                                                            2004           1.000           1.054                  -

 Salomon Brothers Variable Growth & Income Fund - Class I
 Shares (7/03)                                              2005           1.065           1.077                  -
                                                            2004           1.000           1.065                  -

Janus Aspen Series
 Balanced Portfolio - Service Shares (7/03)                 2005           1.068           1.122                  -
                                                            2004           1.000           1.068                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR       YEAR         END OF YEAR     END OF YEAR
----------------------------------------------------------  ----   -------------   -------------  -----------------
 Global Life Sciences Portfolio - Service Shares (12/03)    2005           1.038           1.138                  -
                                                            2004           1.000           1.038                  -

 Global Technology Portfolio - Service Shares (11/03)       2005           1.052           1.145                  -
                                                            2004           1.000           1.052                  -

 Worldwide Growth Portfolio - Service Shares (7/03)         2005           1.086           1.119                  -
                                                            2004           1.000           1.086                  -

Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Portfolio (10/03)              2005           1.125           1.142                  -
                                                            2004           1.000           1.125                  -

Lord Abbett Series Fund, Inc.
 Growth and Income Portfolio (8/03)                         2005           1.099           1.107                  -
                                                            2004           1.000           1.099                  -

 Mid-Cap Value Portfolio (6/03)                             2005           1.160           1.225                  -
                                                            2004           1.000           1.160                  -

Oppenheimer Variable Account Funds
 Oppenheimer Main Street Fund/VA - Service Shares (7/04)    2005           1.062           1.096                  -
                                                            2004           0.992           1.062                  -

PIMCO Variable Insurance Trust
 Real Return Portfolio - Administrative Class (9/03)        2005           1.067           1.063                  -
                                                            2004           1.000           1.067                  -

 Total Return Portfolio - Administrative Class (5/03)       2005           1.044           1.043             41,235
                                                            2004           1.000           1.044                  -

Putnam Variable Trust
 Putnam VT International Equity Fund - Class IB Shares
 (6/03)                                                     2005           1.158           1.268                  -
                                                            2004           1.000           1.158                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)




                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR       YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------  ----   -------------   -------------  -----------------
 Putnam VT Small Cap Value Fund - Class IB Shares (6/03)    2005           1.192           1.245                  -
                                                            2004           1.000           1.192                  -

Salomon Brothers Variable Series Funds Inc.
 All Cap Fund - Class I (8/03)                              2005           1.057           1.073                  -
                                                            2004           1.000           1.057                  -

 Investors Fund - Class I (7/03)                            2005           1.079           1.122                  -
                                                            2004           1.000           1.079                  -

 Large Cap Growth Fund - Class I (9/03)                     2005           0.990           1.017                  -
                                                            2004           1.000           0.990                  -

 Small Cap Growth Fund - Class I (8/03)                     2005           1.165           1.193                  -
                                                            2004           1.000           1.165                  -

The Travelers Series Trust
 AIM Capital Appreciation Portfolio (11/03)                 2005           1.054           1.118                  -
                                                            2004           1.000           1.054                  -

 Convertible Securities Portfolio (7/03)                    2005           1.042           1.020             15,464
                                                            2004           1.000           1.042                  -

 Disciplined Mid Cap Stock Portfolio (6/03)                 2005           1.118           1.227                  -
                                                            2004           1.000           1.118                  -

 Equity Income Portfolio (7/03)                             2005           1.101           1.123                  -
                                                            2004           1.000           1.101                  -

 Federated High Yield Portfolio (9/03)                      2005           1.078           1.078                  -
                                                            2004           1.000           1.078                  -

 Federated Stock Portfolio (6/03)                           2005           1.079           1.109                  -
                                                            2004           1.000           1.079                  -

 Large Cap Portfolio (9/03)                                 2005           1.048           1.111                  -
                                                            2004           1.000           1.048                  -

 Managed Allocation Series: Aggressive Portfolio (7/05)     2005           1.019           1.068                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                                  UNIT VALUE AT                      NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                                         YEAR            YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------------     ------      -------------    -------------     ---------------
Managed Allocation Series: Conservative Portfolio (10/05)              2005          1.000            1.012                  -

Managed Allocation Series: Moderate Portfolio (7/05)                   2005          1.000            1.026                  -

Managed Allocation Series: Moderate-Aggressive Portfolio (1/05)        2005          1.000            1.029                  -

Managed Allocation Series: Moderate-Conservative Portfolio (1/05)      2005          1.000            1.030                  -

Mercury Large Cap Core Portfolio (7/03)                                2005          1.123            1.228                  -
                                                                       2004          1.000            1.123                  -

MFS Emerging Growth Portfolio (12/03)                                  2005          1.081            1.047                  -
                                                                       2004          1.000            1.081                  -

MFS Mid Cap Growth Portfolio (6/03)                                    2005          1.073            1.079                  -
                                                                       2004          1.000            1.073                  -

MFS Total Return Portfolio (5/03)                                      2005          1.095            1.100                  -
                                                                       2004          1.000            1.095                  -

MFS Value Portfolio (7/04)                                             2005          1.126            1.169                  -
                                                                       2004          0.994            1.126                  -

Mondrian International Stock Portfolio (8/03)                          2005          1.144            1.223                  -
                                                                       2004          1.000            1.144                  -

Pioneer Fund Portfolio (4/03)                                          2005          1.093            1.130                  -
                                                                       2004          1.000            1.093                  -

Pioneer Mid Cap Value Portfolio (8/05)                                 2005          1.000            1.006                  -

Pioneer Strategic Income Portfolio (6/04)                              2005          1.103            1.116                  -
                                                                       2004          1.000            1.103                  -

Strategic Equity Portfolio (7/03)                                      2005          1.097            1.092                  -
                                                                       2004          1.000            1.097                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                                UNIT VALUE AT                        NUMBER OF UNITS
                                                                                BEGINNING OF       UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                                    YEAR        YEAR             END OF YEAR         END OF YEAR
-----------------------------------------------------------------     ----      -------------      -------------     ---------------
  Style Focus Series: Small Cap Growth Portfolio (7/05)               2005          1.000               1.017                  -

  Style Focus Series: Small Cap Value Portfolio (7/05)                2005          1.000               0.974                  -

  Travelers Quality Bond Portfolio (8/03)                             2005          1.031               1.023                  -
                                                                      2004          1.000               1.031                  -

  U.S. Government Securities Portfolio (8/04)                         2005          1.072               1.091                  -
                                                                      2004          1.036               1.072                  -

Travelers Series Fund Inc.

  SB Adjustable Rate Income Portfolio - Class I Shares (12/03)        2005          0.997               0.996                  -
                                                                      2004          1.000               0.997                  -

  Social Awareness Stock Portfolio (9/04)                             2005          1.075               1.095                  -
                                                                      2004          0.953               1.075                  -

Van Kampen Life Investment Trust

  Comstock Portfolio - Class II Shares (6/03)                         2005          1.130               1.148                  -
                                                                      2004          1.000               1.130                  -

  Enterprise Portfolio - Class II Shares (1/04)                       2005          1.037               1.092                  -
                                                                      2004          1.000               1.037                  -

Variable Insurance Products Fund

  Contrafund<< Portfolio - Service Class 2 (5/03)                     2005          1.106               1.259                  -
                                                                      2004          1.000               1.106                  -

  Dynamic Capital Appreciation Portfolio - Service Class 2 (6/03)     2005          1.039               1.224                  -
                                                                      2004          1.000               1.039                  -

  Mid Cap Portfolio - Service Class 2 (6/03)                          2005          1.226               1.412             11,266
                                                                      2004          1.000               1.226                  -

                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.






On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class
II Shares and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series:
Growth - Income Fund - Class 2 Shares and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.



On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness
Stock Portfolio and is no longer available as a funding option.



On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.



Janus Aspen Series: Balanced Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series: Global Life Science Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series: Worldwide Growth Portfolio - Service Shares is no longer available to new Contract Owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new Contract Owners.

Van Kampen Life Investment Trust- Enterprise Portfolio Class II Shares is no longer available to new Contract Owners.



Janus Aspen Balanced Portfolio - Service Shares is no longer available to new contract owners.



Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 is no longer available to new contract owners.



Federated Stock Portfolio is no longer available to new contract owners.



AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



         METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.45%



                                                                              UNIT VALUE AT                          NUMBER OF UNITS
                                                                              BEGINNING OF       UNIT VALUE AT       OUTSTANDING AT
                  PORTFOLIO NAME                                    YEAR         YEAR            END OF YEAR          END OF YEAR
--------------------------------------------------------------      ----      -------------      -------------       ---------------
 Capital Appreciation Fund (6/03)                                   2005         1.434              1.671                144,925
                                                                    2004         1.217              1.434                 59,134
                                                                    2003         1.000              1.217                 22,095

 High Yield Bond Trust (6/04)                                       2005         1.064              1.062                102,579
                                                                    2004         0.985              1.064                 14,458

 Managed Assets Trust (5/04)                                        2005         1.062              1.087                      -
                                                                    2004         0.983              1.062                  2,540

 Money Market Portfolio (6/03)                                      2005         0.991              1.005                359,678
                                                                    2004         0.995              0.991                377,425
                                                                    2003         1.000              0.995                600,572

AllianceBernstein Variable Product Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Portfolio - Class B (6/03)      2005         1.225              1.387                  5,032
                                                                    2004         1.147              1.225                      -
                                                                    2003         1.000              1.147                      -

American Funds Insurance Series
 Global Growth Fund - Class 2 Shares (6/03)                         2005         1.477              1.661                142,244
                                                                    2004         1.321              1.477                 94,077
                                                                    2003         1.000              1.321                 37,036

 Growth Fund - Class 2 Shares (5/03)                                2005         1.397              1.600              1,148,861
                                                                    2004         1.260              1.397                589,788
                                                                    2003         1.000              1.260                175,834

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR       END OF YEAR
                            --------------                               ----    -------------   -------------    ---------------
   Growth-Income Fund - Class 2 Shares (6/03)                            2005        1.368           1.427           1,008,839
                                                                         2004        1.258           1.368             421,664
                                                                         2003        1.000           1.258             261,983

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)                      2005        1.638           1.731             165,437
                                                                         2004        1.265           1.638             163,900
                                                                         2003        1.000           1.265             165,625

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares (7/03)          2005        1.214           1.249             100,461
                                                                         2004        1.172           1.214             100,429
                                                                         2003        1.000           1.172              74,699

   Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (6/03)    2005        1.411           1.471              99,284
                                                                         2004        1.286           1.411             117,603
                                                                         2003        1.000           1.286              75,726

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (12/03)               2005        1.214           1.319              42,248
                                                                         2004        1.079           1.214               9,394
                                                                         2003        1.000           1.079                   -


   Mercury Value Opportunities V.I. Fund - Class III (12/03)             2005        1.213           1.316              28,923
                                                                         2004        1.072           1.213              21,992
                                                                         2003        1.000           1.072                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)                 2005        1.341           1.461             743,635
                                                                         2004        1.208           1.341             142,873
                                                                         2003        1.000           1.208              39,577

   Templeton Developing Markets Securities Fund - Class 2 Shares
   (7/03)                                                                2005        1.820           2.285             160,472
                                                                         2004        1.480           1.820              23,838
                                                                         2003        1.000           1.480                 279

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR       END OF YEAR
                            --------------                               ----    -------------   -------------    ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (6/03)             2005        1.564           1.699            915,542
                                                                         2004        1.339           1.564              1,032
                                                                         2003        1.127           1.339                  -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)              2005        1.519           1.630            212,236
                                                                         2004        1.329           1.519            129,931
                                                                         2003        1.000           1.329             27,829

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)                       2005        1.318           1.354            250,033
                                                                         2004        1.213           1.318            222,652
                                                                         2003        1.000           1.213            185,884

   Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
   (5/03)                                                                2005        1.370           1.484             31,424
                                                                         2004        1.274           1.370             60,400
                                                                         2003        1.000           1.274             15,899

   Salomon Brothers Variable Growth & Income Fund - Class I Shares
   (7/03)                                                                2005        1.313           1.342              6,505
                                                                         2004        1.230           1.313             22,447
                                                                         2003        1.000           1.230             22,497

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/03)                            2005        1.169           1.241             24,627
                                                                         2004        1.095           1.169             24,643
                                                                         2003        1.000           1.095             12,940

   Global Life Sciences Portfolio - Service Shares (6/03)                2005        1.343           1.487                  -
                                                                         2004        1.193           1.343             10,447
                                                                         2003        1.000           1.193             10,447

   Global Technology Portfolio - Service Shares (8/03)                   2005        1.375           1.512             18,622
                                                                         2004        1.387           1.375             14,101
                                                                         2003        1.000           1.387              6,694

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR       END OF YEAR
                            --------------                               ----    -------------   -------------    ---------------
   Worldwide Growth Portfolio - Service Shares (6/03)                    2005        1.293           1.345              8,720
                                                                         2004        1.255           1.293              8,257
                                                                         2003        1.000           1.255              5,185

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                          2005        1.512           1.550            431,893
                                                                         2004        1.335           1.512             11,386
                                                                         2003        1.000           1.335             20,495

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                                    2005        1.381           1.406             96,279
                                                                         2004        1.244           1.381             88,933
                                                                         2003        1.000           1.244             44,421

   Mid-Cap Value Portfolio (6/03)                                        2005        1.539           1.642            175,352
                                                                         2004        1.259           1.539            126,076
                                                                         2003        1.000           1.259             34,477

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)               2005        1.054           1.098                  -
                                                                         2004        0.993           1.054                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)                   2005        1.124           1.131            492,914
                                                                         2004        1.047           1.124            437,688
                                                                         2003        1.000           1.047             47,635

   Total Return Portfolio - Administrative Class (5/03)                  2005        1.048           1.058          1,476,618
                                                                         2004        1.014           1.048          1,753,870
                                                                         2003        1.000           1.014          1,692,427

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares (5/03)          2005        1.482           1.639             19,632
                                                                         2004        1.294           1.482             19,671
                                                                         2003        1.000           1.294             19,436

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR       END OF YEAR
                            --------------                               ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)               2005        1.780           1.878            199,627
                                                                         2004        1.431           1.780            126,858
                                                                         2003        1.000           1.431             62,905

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                                         2005        1.400           1.436             88,460
                                                                         2004        1.312           1.400             92,696
                                                                         2003        1.000           1.312             56,649

   Investors Fund - Class I (6/03)                                       2005        1.387           1.456            105,690
                                                                         2004        1.275           1.387            118,997
                                                                         2003        1.000           1.275             61,697

   Large Cap Growth Fund - Class I (6/03)                                2005        1.297           1.345             74,172
                                                                         2004        1.309           1.297             77,067
                                                                         2003        1.000           1.309             25,262

   Small Cap Growth Fund - Class I (5/03)                                2005        1.624           1.679             71,798
                                                                         2004        1.431           1.624             74,428
                                                                         2003        1.000           1.431             39,511

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/03)                             2005        1.288           1.380             11,694
                                                                         2004        1.227           1.288             23,433
                                                                         2003        1.000           1.227             37,898

   Convertible Securities Portfolio (6/03)                               2005        1.196           1.183            270,474
                                                                         2004        1.142           1.196            164,856
                                                                         2003        1.000           1.142            100,931

   Disciplined Mid Cap Stock Portfolio (6/03)                            2005        1.493           1.654             71,883
                                                                         2004        1.301           1.493             81,623
                                                                         2003        1.000           1.301             38,923

   Equity Income Portfolio (6/03)                                        2005        1.338           1.378            266,115
                                                                         2004        1.236           1.338            246,109
                                                                         2003        1.000           1.236             57,194

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR       END OF YEAR
                            --------------                               ----    -------------   -------------    ---------------
   Federated High Yield Portfolio (6/03)                                 2005        1.207           1.220            150,378
                                                                         2004        1.110           1.207            184,369
                                                                         2003        1.000           1.110            154,529

   Federated Stock Portfolio (6/03)                                      2005        1.364           1.416              2,356
                                                                         2004        1.252           1.364              2,360
                                                                         2003        1.000           1.252              2,365

   Large Cap Portfolio (6/03)                                            2005        1.249           1.338             61,960
                                                                         2004        1.190           1.249             54,442
                                                                         2003        1.000           1.190             52,765

   Managed Allocation Series: Aggressive Portfolio (6/05)                2005        1.000           1.074                  -

   Managed Allocation Series: Conservative Portfolio (1/05)              2005        1.000           1.014                  -

   Managed Allocation Series: Moderate Portfolio (10/05)                 2005        0.990           1.031                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio (8/05)       2005        1.000           1.033                  -

   Managed Allocation Series: Moderate-Conservative Portfolio (5/05)     2005        1.000           1.036                  -

   Mercury Large Cap Core Portfolio (6/03)                               2005        1.328           1.466             11,143
                                                                         2004        1.162           1.328              5,125
                                                                         2003        1.000           1.162                  -

   MFS Emerging Growth Portfolio (6/03)                                  2005        1.331           1.291                  -
                                                                         2004        1.198           1.331             10,019
                                                                         2003        1.000           1.198             11,628

   MFS Mid Cap Growth Portfolio (6/03)                                   2005        1.443           1.466             41,320
                                                                         2004        1.283           1.443             40,812
                                                                         2003        1.000           1.283             36,255

   MFS Total Return Portfolio (6/03)                                     2005        1.238           1.256            640,974
                                                                         2004        1.127           1.238            480,980
                                                                         2003        1.000           1.127            272,384

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR       END OF YEAR
                            --------------                               ----    -------------   -------------    ---------------
   MFS Value Portfolio (6/04)                                            2005        1.112           1.167             29,975
                                                                         2004        0.995           1.112                  -

   Mondrian International Stock Portfolio (6/03)                         2005        1.446           1.560             53,347
                                                                         2004        1.267           1.446             41,940
                                                                         2003        1.000           1.267             11,315

   Pioneer Fund Portfolio (4/03)                                         2005        1.306           1.364              2,175
                                                                         2004        1.192           1.306              2,094
                                                                         2003        1.000           1.192                  -

   Pioneer Mid Cap Value Portfolio (9/05)                                2005        0.980           1.009              2,111

   Pioneer Strategic Income Portfolio (7/04)                             2005        1.086           1.110             51,003
                                                                         2004        1.004           1.086                  -

   Strategic Equity Portfolio (6/03)                                     2005        1.336           1.344             16,156
                                                                         2004        1.230           1.336             17,850
                                                                         2003        1.000           1.230             18,019

   Style Focus Series: Small Cap Growth Portfolio (1/05)                 2005        1.000           1.021                  -

   Style Focus Series: Small Cap Value Portfolio (1/05)                  2005        1.000           0.979                  -

   Travelers Quality Bond Portfolio (6/03)                               2005        1.034           1.036            536,840
                                                                         2004        1.016           1.034            585,269
                                                                         2003        1.000           1.016            317,950

   U.S. Government Securities Portfolio (7/04)                           2005        1.048           1.077             19,797
                                                                         2004        1.006           1.048              2,622

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (1/04)           2005        0.996           1.005            176,247
                                                                         2004        0.999           0.996            185,835
                                                                         2003        1.000           0.999                  -

   Social Awareness Stock Portfolio (8/04)                               2005        1.047           1.077                  -
                                                                         2004        0.920           1.047                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR       END OF YEAR
                            --------------                               ----    -------------   -------------    ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                           2005        1.461            1.499           111,623
                                                                         2004        1.262            1.461            78,731
                                                                         2003        1.000            1.262            24,388

   Enterprise Portfolio - Class II Shares (6/03)                         2005        1.216            1.293                 -
                                                                         2004        1.189            1.216             4,194
                                                                         2003        1.000            1.189            23,162

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (6/03)                        2005       1.408            1.619           169,862
                                                                         2004        1.241            1.408            93,181
                                                                         2003        1.000            1.241            19,422

   Dynamic Capital Appreciation Portfolio - Service Class 2 (8/03)       2005        1.184            1.409            11,511
                                                                         2004        1.186            1.184                 -
                                                                         2003        1.000            1.186                 -

   Mid Cap Portfolio - Service Class 2 (5/03)                            2005        1.735            2.018           248,211
                                                                         2004        1.412            1.735           108,517
                                                                         2003        1.000            1.412            40,694

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.45%



                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR       END OF YEAR
                            --------------                               ----    -------------   -------------    ---------------
   Capital Appreciation Fund (6/03)                                      2005        1.169           1.348              -
                                                                         2004        1.000           1.169              -

   High Yield Bond Trust (6/04)                                          2005        1.075           1.063              -
                                                                         2004        1.000           1.075              -

   Managed Assets Trust (5/04)                                           2005        1.071           1.085              -
                                                                         2004        1.000           1.071              -

   Money Market Portfolio (6/03)                                         2005        0.994           0.998              -
                                                                         2004        1.000           0.994              -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B (6/03)         2005        1.058           1.185              -
                                                                         2004        1.000           1.058              -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                            2005        1.112           1.238              -
                                                                         2004        1.000           1.112              -

   Growth Fund - Class 2 Shares (5/03)                                   2005        1.085           1.230              -
                                                                         2004        1.000           1.085              -

   Growth-Income Fund - Class 2 Shares (6/03)                            2005        1.064           1.099              -
                                                                         2004        1.000           1.064              -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)                      2005        1.287           1.346              -
                                                                         2004        1.000           1.287              -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares (7/03)          2005        1.022           1.041              -
                                                                         2004        1.000           1.022              -

   Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (6/03)    2005        1.093           1.129              -
                                                                         2004        1.000           1.093              -

           ACCUMULATION UNIT VALUES (IN DOLLARS)



         SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNITYVALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
                       --------------                          ----    -------------   -------------    -----------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (12/03)     2005        1.116           1.200              -
                                                               2004        1.000           1.116              -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.119           1.202              -
                                                               2004        1.000           1.119              -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2005        1.100           1.186              -
                                                               2004        1.000           1.100              -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2005        1.261           1.568              -
                                                               2004        1.000           1.261              -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.155           1.242              -
                                                               2004        1.000           1.155              -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2005        1.119           1.189              -
                                                               2004        1.000           1.119              -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.069           1.088              -
                                                               2004        1.000           1.069              -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/03)                                       2005        1.054           1.130              -
                                                               2004        1.000           1.054              -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.065           1.077              -
                                                               2004        1.000           1.065              -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/03)                  2005        1.068           1.122              -
                                                               2004        1.000           1.068              -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    ------------    -------------     ---------------
   Global Life Sciences Portfolio - Service Shares (6/03)      2005        1.038           1.138                 -
                                                               2004        1.000           1.038                 -

   Global Technology Portfolio - Service Shares (8/03)         2005        1.052           1.145                 -
                                                               2004        1.000           1.052                 -

   Worldwide Growth Portfolio - Service Shares (6/03)          2005        1.086           1.119                 -
                                                               2004        1.000           1.086                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2005        1.125           1.142                 -
                                                               2004        1.000           1.125                 -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.099           1.107                 -
                                                               2004        1.000           1.099                 -

   Mid-Cap Value Portfolio (6/03)                              2005        1.160           1.225                 -
                                                               2004        1.000           1.160                 -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.062           1.096                 -
                                                               2004        1.007           1.062                 -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.067           1.063                 -
                                                               2004        1.000           1.067                 -

   Total Return Portfolio - Administrative Class (5/03)        2005        1.044           1.043                 -
                                                               2004        1.000           1.044                 -
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2005        1.158           1.268                 -
                                                               2004        1.000           1.158                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   -------------    -----------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.192           1.245               -
                                                               2004        1.000           1.192               -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.057           1.073               -
                                                               2004        1.000           1.057               -

   Investors Fund - Class I (6/03)                             2005        1.079           1.122               -
                                                               2004        1.000           1.079               -

   Large Cap Growth Fund - Class I (6/03)                      2005        0.990           1.017               -
                                                               2004        1.000           0.990               -

   Small Cap Growth Fund - Class I (5/03)                      2005        1.165           1.193               -
                                                               2004        1.000           1.165               -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/03)                   2005        1.054           1.118               -
                                                               2004        1.000           1.054               -

   Convertible Securities Portfolio (6/03)                     2005        1.042           1.020               -
                                                               2004        1.000           1.042               -

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.118           1.227               -
                                                               2004        1.000           1.118               -

   Equity Income Portfolio (6/03)                              2005        1.101           1.123               -
                                                               2004        1.000           1.101               -

   Federated High Yield Portfolio (6/03)                       2005        1.078           1.078               -
                                                               2004        1.000           1.078               -

   Federated Stock Portfolio (6/03)                            2005        1.079           1.109               -
                                                               2004        1.000           1.079               -

   Large Cap Portfolio (6/03)                                  2005        1.048           1.111               -
                                                               2004        1.000           1.048               -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.068               -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
                       --------------                          ----    -------------   -------------    -----------------
   Managed Allocation Series: Conservative Portfolio (1/05)    2005        1.000           1.012                -

   Managed Allocation Series: Moderate Portfolio (10/05)       2005        0.987           1.026                -

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (8/05)                                            2005        1.000           1.029                -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000           1.030                -

   Mercury Large Cap Core Portfolio (6/03)                     2005        1.123           1.228                -
                                                               2004        1.000           1.123                -

   MFS Emerging Growth Portfolio (6/03)                        2005        1.081           1.047                -
                                                               2004        1.000           1.081                -

   MFS Mid Cap Growth Portfolio (6/03)                         2005        1.073           1.079                -
                                                               2004        1.000           1.073                -

   MFS Total Return Portfolio (6/03)                           2005        1.095           1.100                -
                                                               2004        1.000           1.095                -

   MFS Value Portfolio (6/04)                                  2005        1.126           1.169                -
                                                               2004        1.012           1.126                -

   Mondrian International Stock Portfolio (6/03)               2005        1.144           1.223                -
                                                               2004        1.000           1.144                -

   Pioneer Fund Portfolio (4/03)                               2005        1.093           1.130                -
                                                               2004        1.000           1.093                -

   Pioneer Mid Cap Value Portfolio (9/05)                      2005        0.979           1.006                -

   Pioneer Strategic Income Portfolio (7/04)                   2005        1.103           1.116                -
                                                               2004        1.024           1.103                -

   Strategic Equity Portfolio (6/03)                           2005        1.097           1.092                -
                                                               2004        1.000           1.097                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
                       --------------                          ----    -------------   -------------    -----------------
   Style Focus Series: Small Cap Growth Portfolio (1/05)       2005        1.000           1.017                -

   Style Focus Series: Small Cap Value Portfolio (1/05)        2005        1.000           0.974                -

   Travelers Quality Bond Portfolio (6/03)                     2005        1.031           1.023                -
                                                               2004        1.000           1.031                -

   U.S. Government Securities Portfolio (7/04)                 2005        1.072           1.091                -
                                                               2004        1.034           1.072                -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (1/04)                                               2005        0.997           0.996                -
                                                               2004        1.000           0.997                -

   Social Awareness Stock Portfolio (8/04)                     2005        1.075           1.095                -
                                                               2004        0.948           1.075                -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.130           1.148                -
                                                               2004        1.000           1.130                -

   Enterprise Portfolio - Class II Shares (6/03)               2005        1.037           1.092                -
                                                               2004        1.000           1.037                -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (6/03)             2005        1.106           1.259                -
                                                               2004        1.000           1.106                -

   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/03)                                              2005        1.039           1.224                -
                                                               2004        1.000           1.039                -

   Mid Cap Portfolio - Service Class 2 (5/03)                  2005        1.226           1.412                -
                                                               2004        1.000           1.226                -

                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.






On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.



On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness Stock Portfolio and is no longer available as a funding option.



On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.



Janus Aspen Series: Balanced Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series: Global Life Science Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series: Worldwide Growth Portfolio - Service Shares is no longer available to new Contract Owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new Contract Owners.

Van Kampen Life Investment Trust- Enterprise Portfolio Class II Shares is no longer available to new Contract Owners.



Janus Aspen Balanced Portfolio - Service Shares is no longer available to new contract owners.



Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 is no longer available to new contract owners.



Federated Stock Portfolio is no longer available to new contract owners.



AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

 (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS
                                    ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

      (a) is Medicare approved as a provider of skilled nursing care services;
and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is licensed;

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d) provides, as a primary function, nursing care and room and board; and charges for these services;

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.


We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                   The Insurance Company
                   Principal Underwriter
                   Distribution and Principal Underwriting Agreement Valuation of Assets
                   Federal Tax Considerations
                   Independent Registered Public Accounting Firm
                   Condensed Financial Information
                   Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-72-73-87 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-72-73-87.


Name: _______________________________________

Address: ____________________________________

         ____________________________________


Check Box:



[ ] MIC-Book-72-73-87



[ ] MLAC-Book 72-73-87

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Book 73                                                              May 1, 2006

                PIONEER ANNUISTAR(SM) VALUE ANNUITY PROSPECTUS:


         METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES



         METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES



This prospectus describes PIONEER ANNUISTAR(SM) VALUE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts".



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for Contracts purchased on or after May 1, 2006 are:



AIM VARIABLE INSURANCE FUNDS - SERIES II                            Pioneer Cullen Value VCT Portfolio
AIM V.I. CAPITAL APPRECIATION FUND                                  Pioneer Emerging Markets VCT Portfolio
AIM V.I. MID CAP CORE EQUITY FUND                                   Pioneer Equity Income VCT Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS II     Pioneer Equity Opportunity VCT Portfolio
FRANKLIN RISING DIVIDENDS SECURITIES FUND                           Pioneer Europe VCT Portfolio
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                       Pioneer Fund VCT Portfolio
TEMPLETON FOREIGN SECURITIES FUND                                   Pioneer Global High Yield VCT Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - CLASS II+         Pioneer Growth Shares VCT Portfolio
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO+                     Pioneer High Yield VCT Portfolio
LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO+                Pioneer Ibbotson Aggressive Allocation VCT Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+                         Pioneer Ibbotson Growth Allocation VCT Portfolio
LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO+           Pioneer Ibbotson Moderate Allocation VCT Portfolio
MET INVESTORS SERIES TRUST - CLASS B                                Pioneer International Value VCT Portfolio
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO+                        Pioneer Mid Cap Value VCT Portfolio
METROPOLITAN SERIES FUND, INC.                                      Pioneer Oak Ridge Large Cap Growth VCT Portfolio
BLACKROCK MONEY MARKET PORTFOLIO - CLASS A+                         Pioneer Real Estate Shares VCT Portfolio
OPPENHEIMER GLOBAL EQUITY PORTFOLIO - CLASS B+                      Pioneer Small and Mid Cap Growth VCT Portfolio+
PIONEER VARIABLE CONTRACTS TRUST - CLASS II                         Pioneer Small Cap Value VCT Portfolio
PIONEER AMERICA INCOME VCT PORTFOLIO                                Pioneer Small Company VCT Portfolio
PIONEER AMPAC GROWTH VCT PORTFOLIO+                                 Pioneer Strategic Income VCT Portfolio
PIONEER BALANCED VCT PORTFOLIO                                      Pioneer Value VCT Portfolio



+ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.






*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain Contract features and/or some of the funding options may not be available in all states.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103- 3415, call 1-866-547-3793 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                              PROSPECTUS DATED MAY 1, 2006

                               TABLE OF CONTENTS

Glossary............................................     3
Summary.............................................     4
Fee Table...........................................     8
Condensed Financial Information.....................    15
The Annuity Contract................................    15
   Contract Owner Inquiries.........................    16
   Purchase Payments................................    16
   Accumulation Units...............................    17
   The Variable Funding Options.....................    17
   Fixed Account....................................    20
Charges and Deductions..............................    20
   General..........................................    20
   Withdrawal Charge................................    21
   Free Withdrawal Allowance........................    21
   Administrative Charges...........................    22
   Mortality and Expense Risk Charge................    22
   Enhanced Stepped-Up Provision Charge.............    22
   Guaranteed Minimum Withdrawal Benefit
    Charge..........................................    22
   Guaranteed Minimum Accumulation Benefit
    Charge..........................................    22
   Variable Liquidity Benefit Charge................    22
   Transfer Charge..................................    23
   Variable Funding Option Expenses.................    23
   Premium Tax......................................    23
   Changes in Taxes Based upon
     Premium or Value...............................    23
Transfers...........................................    23
   Market Timing/Excessive Trading..................    23
   Dollar Cost Averaging............................    25
Access to Your Money................................    26
   Systematic Withdrawals...........................    26
   Managed Distribution Program.....................    26
   Loans............................................    26
Ownership Provisions................................    27
   Types of Ownership...............................    27
     Contract Owner.................................    27
     Beneficiary....................................    27
     Annuitant......................................    27
Death Benefit.......................................    28
   Death Proceeds before the Maturity Date..........    28
   Enhanced Stepped-Up Provision....................    29


   Payment of Proceeds..............................    30
   Spousal Contract Continuance.....................    32
   Beneficiary Contract Continuance.................    32


   Planned Death Benefit............................    32
   Death Proceeds after the Maturity Date...........    33
Living Benefits.....................................    33
   Guaranteed Minimum Withdrawal Benefit............    33
   Guaranteed Minimum Accumulation Benefit..........    38
The Annuity Period..................................    45
   Maturity Date....................................    45
    Allocation of Annuity...........................    45
    Variable Annuity................................    45
    Fixed Annuity...................................    46
 Payment Options....................................    46
    Election of Options.............................    46
    Annuity Options.................................    46
    Variable Liquidity Benefit .....................    47
 Miscellaneous Contract Provisions..................    47
    Right to Return.................................    47
    Termination.....................................    48
    Required Reports................................    48
    Suspension of Payments..........................    48
 The Separate Accounts..............................    48
    Performance Information.........................    49
 Federal Tax Considerations.........................    49
    General Taxation of Annuities...................    49
    Types of Contracts: Qualified and
      Non-qualified.................................    50
    Qualified Annuity Contracts.....................    50
      Taxation of Qualified Annuity Contracts.......    50
      Mandatory Distributions for Qualified
        Plans.......................................    50
    Non-qualified Annuity Contracts.................    50
      Diversification Requirements for
        Variable Annuities..........................    51
      Ownership of the Investments..................    51
      Taxation of Death Benefit Proceeds............    52
    Other Tax Considerations........................    52
      Treatment of Charges for Optional                 52
        Benefits....................................    52
      Penalty Tax for Premature Distribution........    52
      Puerto Rico Tax Considerations................    52
      Non-Resident Aliens...........................    52
 Other Information..................................    53
    The Insurance Companies.........................    53
    Financial Statements............................    53
    Distribution of Variable Annuity Contracts......    53
    Conformity with State and Federal Laws..........    55
    Voting Rights...................................    55
    Restrictions on Financial Transactions..........    56
    Legal Proceedings ..............................    56
 Appendix A: Condensed Financial                       A-1
 Information for MetLife of CT Separate Account
 Thirteen for Variable Annuities ...................


 Appendix B: Condensed Financial Information for       B-1
 MetLife of CT Separate Account Fourteen for
 Variable Annuities.................................


 Appendix C: The Fixed Account......................   C-1
 Appendix D: Waiver of Withdrawal Charge
    for Nursing Home Confinement....................   D-1
 Appendix E: Contents of the Statement of
    Additional Information..........................   E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments. CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted. CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403 or 408 of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                      PIONEER ANNUISTAR(SM) VALUE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Thirteen for Variable Annuities ("Separate Account Thirteen"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Fourteen for Variable Annuities ("Separate Account Fourteen"). When we refer to the Separate Account, we are referring to either Separate Account Thirteen or Separate Account Fourteen, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The Contract is not available for purchase if the owner or Annuitant is age 81 or older.



The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified in your Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.35% for the Standard Death Benefit and 1.60% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% after seven full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.



If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a charge will be deducted daily from amounts in the Variable Funding Options. There are four GMWB rider options. The current charge for the GMWB I rider, GMWB II rider and GMWB III rider, on an annual basis, is as follows: 0.40%, 0.50%, and 0.25%, respectively. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.



The fourth GMWB rider is the Guaranteed Minimum Withdrawal Benefit for Life rider. If you elect the Guaranteed Minimum Withdrawal Benefit for Life ("GMWB for Life" or "Living Income Guarantee") rider, a charge will be deducted daily from amounts in the Variable Funding Options. The charge depends on whether you purchase the Single Life Option or the Joint Life Option. The current charge, on an annual basis, is 0.65% for the Single Life Option and 0.80% for the Joint Life Option. The charge can increase but will never exceed 1.50%. This charge will continue until termination of the rider or Contract. You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination").


If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.



For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. (see "Managed Distribution Programs")


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.


      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.


      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.


      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" or "Living Income Guarantee"). For an additional charge, we will guarantee a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year. The guarantee is based on Purchase Payments received within two years of your initial purchase. Depending on when you elect to take your first withdrawal, the maximum amount of your investment that you may receive each year is 5%, 6%, or 7%. Payments are guaranteed for your life when you reach age 59 1/2 if you purchase the benefit alone (the "Single Life Option"), or guaranteed for the life of both you and your spouse (the "Joint Life Option") when both you and your spouse reach age 65 if you purchase the benefit with your spouse. The base guarantee increases each year automatically on your anniversary if your Contract Value is greater than the base guarantee. The guarantee is subject to restrictions on withdrawals, and you are required to remain invested in a limited number of specified Variable Funding Options. Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract, and once you purchase the GMWB for Life rider, you cannot cancel it. Guaranteed withdrawals are also available before the qualifying age, however these payments are not guaranteed for life. There is also a guaranteed lump sum feature available after ten years in lieu of guaranteed periodic payments.


      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE...........................6%(1)
      (as a percentage of the Purchase Payments withdrawn)

      TRANSFER CHARGE.............................$10(2)
      (assessed on transfers that exceed 12 per year)

      VARIABLE LIQUIDITY BENEFIT CHARGE........................6%(3)
      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE.......$30(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

   YEARS SINCE PURCHASE PAYMENT MADE       WITHDRAWAL CHARGE
-------------------------------------      -----------------
GREATER THAN OR EQUAL
       TO                 BUT LESS THAN
     0 years                 2 years             6%
     2 years                 4 years             5%
     4 years                 5 years             4%
     5 years                 6 years             3%
     6 years                 7 years             2%
     7+years                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

 YEARS SINCE INITIAL PURCHASE PAYMENT      WITHDRAWAL CHARGE
----------------------------------------   -----------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
     0 years                 2 years             6%
     2 years                 4 years             5%
     4 years                 5 years             4%
     5 years                 6 years             3%
     6 years                 7 years             2%
     7+years                                     0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.35% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), a 0.25% charge for GMWB III, a 0.65% current charge for GMWB for Life (Single Life Option)(maximum of 1.50% upon reset), and a 0.80% current charge for GMWB for Life (Joint Life Option) (maximum of 1.50% upon reset). Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:



                                                                 STANDARD DEATH
                                                                    BENEFIT         ENHANCED DEATH BENEFIT
                                                                 --------------     ----------------------
Mortality and Expense Risk Charge                                    1.35%                  1.60%
Administrative Expense Charge                                        0.15%                  0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED                                                    1.50%                  1.75%
Optional E.S.P. Charge                                               0.20%                  0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED                                                             1.70%                  1.95%
Optional GMAB Charge                                                 0.50%                  0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED        2.00%                  2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
SELECTED(5)                                                          2.20%                  2.45%
Optional GMWB I Charge                                               1.00%(6)               1.00%(6)
Optional GMWB II Charge                                              1.00%(6)               1.00%(6)
Optional GMWB III Charge                                             0.25%                  0.25%
OPTIONAL GMWB FOR LIFE (SINGLE LIFE OPTION) CHARGE                   1.50%(6)               1.50%(6)
OPTIONAL GMWB FOR LIFE (JOINT LIFE OPTION) CHARGE                    1.50%(6)               1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED                                                             2.50%                  2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED                                                             2.50%                  2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
SELECTED                                                             1.75%                  2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
(SINGLE LIFE OPTION) ONLY SELECTED                                   3.00%                  3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
(JOINT LIFE OPTION) ONLY SELECTED                                    3.00%                  3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
SELECTED                                                             2.70%                  2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
II SELECTED                                                          2.70%                  2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
III SELECTED                                                         1.95%                  2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
FOR LIFE (SINGLE LIFE OPTION) SELECTED                               3.20%                  3.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
FOR LIFE (JOINT LIFE OPTION) SELECTED                                3.20%                  3.45%


--------------------

(5)   GMAB and GMWB cannot both be elected.


(6)   The current charges for the available GMWB riders are as follow:

GMWB RIDER                           CURRENT CHARGE
----------------------------------   --------------
GMWB I                                   0.40%
GMWB II                                  0.50%
GMWB for Life (Single Life Option)       0.65%
GMWB for Life (Joint Life Option)        0.80%



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-547-3793.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                        MINIMUM   MAXIMUM
----------------------------------------------------   --------   -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)    0.42%    38.61%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                             DISTRIBUTION
                                                AND/OR                                  CONTRACTUAL FEE   NET TOTAL
                                             SERVICE(12b-                TOTAL ANNUAL       WAIVER         ANNUAL
                                MANAGEMENT       1)           OTHER       OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                   FEE          FEES         EXPENSES     EXPENSES       REIMBURSEMENT    EXPENSES**
-----------------------------   ----------   ------------    --------    ------------   ---------------   ----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital
     Appreciation Fund -
     Series II*                   0.61%         0.25%          0.29%       1.15%             --           1.15%(1)
   AIM V.I. Mid Cap Core
     Equity Fund - Series II*     0.72%         0.25%          0.31%       1.28%             --           1.28%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends
     Securities Fund - Class
     2*                           0.62%         0.25%          0.02%       0.89%           0.02%          0.87%(2)(3)
   Franklin Small-Mid Cap
     Growth Securities Fund -
     Class 2*                     0.48%         0.25%          0.28%       1.01%           0.02%          0.99%(2)(3)
    Templeton Foreign
     Securities Fund - Class
     2*                           0.65%         0.25%          0.17%       1.07%           0.05%          1.02%(3)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap             0.75%         0.25%          0.07%       1.07%             --           1.07%

     Portfolio - Class II*
   Legg Mason Partners
     Variable Total Return
     Portfolio - Class II*        0.75%         0.25%           0.30%       1.30%             --          1.30%(4)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio -
     Class II*                    0.75%         0.25%           0.18%       1.18%             --          1.18%(5)
MET INVESTORS SERIES TRUST
   Oppenheimer Capital
     Appreciation Portfolio
     - Class B*                   0.59%         0.25%           0.10%       0.94%             --          0.94%(6)
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Money Market
     Portfolio - Class A          0.35%           --            0.07%       0.42%           0.01%         0.41%(7)
   Oppenheimer Global Equity
     Portfolio - Class B*         0.60%         0.25%           0.33%       1.18%             --          1.18%
PIONEER VARIABLE CONTRACTS
   TRUST
   Pioneer America Income
     VCT Portfolio - Class
     II*                          0.50%         0.25%           0.28%       1.03%             --          1.03%
   Pioneer AmPac Growth VCT
     Portfolio - Class II*        0.75%         0.25%             --        6.62%           5.67%         0.95%(8)
   Pioneer Balanced VCT
     Portfolio - Class II*        0.65%         0.25%           0.29%       1.19%             --          1.19%
   Pioneer Cullen Value VCT
     Portfolio - Class II*        0.70%         0.25%           4.76%       5.71%           4.71%         1.00%(8)
   Pioneer Emerging Markets
     VCT Portfolio - Class
     II*                          1.15%         0.25%           0.59%       1.99%             --          1.99%
   Pioneer Equity Income VCT
     Portfolio - Class II*        0.65%         0.25%           0.06%       0.96%             --          0.96%
   Pioneer Equity
     Opportunity VCT
     Portfolio - Class II*        0.75%         0.25%           37.61%     38.61%          37.36%         1.25%(8)
   Pioneer Europe VCT
     Portfolio - Class II*        0.85%         0.25%           0.76%       1.86%             --          1.86%
   Pioneer Fund VCT
     Portfolio - Class II*        0.65%         0.25%           0.05%       0.95%             --          0.95%
   Pioneer Global High Yield
     VCT Portfolio - Class
     II*                          0.65%         0.25%           4.75%       5.65%           4.65%         1.00%(8)
   Pioneer Growth Shares VCT
     Portfolio - Class II*        0.70%         0.25%           0.29%       1.24%             --          1.24%
   Pioneer High Yield VCT
     Portfolio - Class II*        0.65%         0.25%           0.12%       1.02%             --          1.02%
   Pioneer International
     Value VCT Portfolio -
     Class II*                    0.85%         0.25%           0.59%       1.69%             --          1.69%
   Pioneer Mid Cap Value VCT
     Portfolio - Class II*        0.65%         0.25%           0.05%       0.95%             --          0.95%
   Pioneer Oak Ridge Large
     Cap Growth VCT
     Portfolio - Class II*        0.75%         0.25%             --        1.93%           0.98%         0.95%(8)
   Pioneer Real Estate
     Shares VCT Portfolio -
     Class II*                    0.80%         0.25%           0.13%       1.18%             --          1.18%
   Pioneer Small and Mid Cap
     Growth VCT Portfolio -
     Class II*                    0.75%         0.25%             --        3.25%           2.25%         1.00%(8)
   Pioneer Small Cap Value
     VCT Portfolio - Class
     II*                          0.75%         0.25%           0.39%       1.39%             --          1.39%

   Pioneer Small Company VCT
     Portfolio - Class II*        0.75%         0.25%           0.83%       1.83%             --            1.83%(9)
   Pioneer Strategic Income
     VCT Portfolio - Class
     II*                          0.65%         0.25%           0.24%       1.14%             --            1.14%
   Pioneer Value VCT
     Portfolio - Class II*        0.75%         0.25%           0.43%       1.43%           0.13%           1.30%(8)



                                                                                                           NET TOTAL
                                                                                                            ANNUAL
                                                                                                           OPERATING
                                       DISTRIBUTION                           CONTRACTUAL                   EXPENSES
                                          AND/OR                  TOTAL       FEE WAIVER     NET TOTAL    INCLUDING NET
                                         SERVICE                  ANNUAL        AND/OR        ANNUAL       EXPENSES OF
                          MANAGEMENT     (12b-1)       OTHER     OPERATING     EXPENSE       OPERATING     UNDERLYING
     UNDERLYING FUND:        FEE          FEES        EXPENSES   EXPENSES    REIMBURSEMENT   EXPENSES**    PORTFOLIOS
-----------------------   ----------   ------------   --------   ---------   -------------   ----------   --------------
PIONEER VARIABLE
 CONTRACTS TRUST
Pioneer Ibbotson
 Aggressive Allocation
 VCT Portfolio - Class
 II*                        0.17%         0.25%        0.70%       1.12%         0.38%        0.74%       1.62%(8)(10)(11)
Pioneer Ibbotson Growth
 Allocation VCT
 Portfolio - Class II*      0.17%         0.25%        0.32%       0.74%           --         0.74%       1.58%(10)(11)
Pioneer Ibbotson
 Moderate Allocation
 VCT Portfolio - Class
 II*                        0.17%         0.25%        0.32%       0.74%           --         0.74%       1.54%(10)(11)



--------------



* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



NOTES



(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.



(2) While the maximum amount payable under the Fund's Class rule 12b-1 plan is 0.35% per year of the Fund's Class average annual net assets, the Board has set the current rate at 0.25% per year.



(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.



(4) The management fee in the table has been restated to reflect a new management fee schedule which became effective on October 1, 2005.



(5) The management fee in the table has been restated to reflect a new management fee schedule which became effective on December 1, 2005.



(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.00%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.05%.



(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and 0.015% on the next $500 million of assets.



(8) Net Total Annual Operating Expenses reflect a contractual expense limitation in effect through May 1, 2007 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to the percentages of the average daily net assets attributable to Class II shares listed in the table below. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2007. See the Statement of Additional Information for the Underlying Fund for details regarding the expense limitation agreement.



                                                            CONTRACTUAL FEE
                                                               AND/OR
                                                              EXPENSE
VARIABLE FUNDING OPTION                                      LIMITATION
---------------------------------------------------------   ---------------
Pioneer AmPac Growth VCT Portfolio.......................       0.95%
Pioneer Cullen Value VCT Portfolio.......................       1.00%

Pioneer Equity Opportunity VCT Portfolio.................       1.25%
Pioneer Global High Yield VCT Portfolio..................       1.00%
Pioneer Oak Ridge Large Cap Growth VCT Portfolio.........       0.95%
Pioneer Small and Mid Cap Growth VCT Portfolio...........       1.00%
Pioneer Value VCT Portfolio..............................       1.30%
Pioneer Ibbotson Aggressive Allocation VCT Portfolio.....       0.74%



(9) Pioneer Small Company VCT Portfolio is expected to merge into Pioneer Small Cap Value VCT Portfolio as of approximately May 24, 2006.



(10) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer Investment Management, Inc. ("Pioneer") and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets.



(11) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios ("underlying portfolios"). In addition to their own operating expenses, these portfolios indirectly pay a portion of the expenses incurred by the underlying portfolios. The average expense ratio of underlying portfolios below is an estimate based upon (i) Ibbotson Associates, LLC's ("Ibbotson's") initial target allocation of the portfolios' assets among underlying portfolios and (ii) the historical expense ratio of the underlying portfolios based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of this prospectus. The actual indirect expenses incurred by a shareholder will vary based upon the portfolios' actual allocation of its assets and the actual expenses of the underlying portfolios. Certain of the underlying portfolios have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying portfolio. The average expense ratio of underlying portfolios is estimated to be 0.88% for the Pioneer Ibbotson Aggressive Allocation VCT Portfolio, 0.84% for the Pioneer Ibbotson Growth Allocation VCT Portfolio and 0.80% for the Pioneer Ibbotson Moderate Allocation VCT Portfolio, in each case based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying portfolios and (ii) the historical gross expense ratio of the underlying portfolios for their most recent fiscal year. The portfolios only invest in class shares of the underlying portfolios that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying portfolio, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying portfolios ranges from 0.57% - 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying portfolio, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying portfolios ranges from 0.57% - 1.21% of average daily net assets.






EXAMPLE



The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and a GMWB rider cannot both be elected.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit for Life rider (assuming the maximum 1.50% charge applies in all Contract Years).

                                   IF CONTRACT IS SURRENDERED AT THE END OF     IF CONTRACT IS NOT SURRENDERED OR
                                                 PERIOD SHOWN:                ANNUITIZED AT THE END OF PERIOD SHOWN:
                                   ----------------------------------------   --------------------------------------
FUNDING OPTION                     1 YEAR    3 YEARS   5 YEARS    10 YEARS    1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------   -------   -------   --------   ---------   -------   -------   -------   --------
Underlying Fund with Maximum
Total Annual Operating Expenses..  $ 4,165   $ 8,238   $ 10,192   $ 11,394    $ 3,565   $ 7,788   $ 9,832   $ 11,394
Underlying Fund with Minimum
Total Annual Operating Expenses..  $   994   $ 1,640   $  2,356   $  4,058    $   394   $ 1,190   $ 1,996   $  4,058





                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Pioneer Annuistar(SM) Value Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


DEATH BENEFIT/OPTIONAL                      MAXIMUM AGE BASED ON THE OLDER OF THE
FEATURE                                    OWNER AND ANNUITANT ON THE CONTRACT DATE*
-----------------------                    -----------------------------------------
Standard Death Benefit                                      80
Enhanced Death Benefit                                      75
Enhanced Stepped-Up Provision (E.S.P)                       75



* The maximum age for optional death benefits may be reduced in connection with the offer of the Contracts through certain broker-dealers.


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-866-547-3793.


PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of all subsequent Purchase Payments may total over $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern Time)each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg

Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each Variable Funding Option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-866-547-3793 to request additional copies of the prospectuses.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-866-547-3793 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.



The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



FUNDIN                                                  INVESTMENT                                         INVESTMENT
OPTION                                                  OBJECTIVE                                      ADVISER/SUBADVISER
------------------------------------------ ------------------------------------------------ ----------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital Appreciation Fund -      Seeks growth of capital.                         A I M Advisors, Inc.
    Series II
 AIM V.I. Mid Cap Core Equity Fund -       Seeks long-term growth of capital.               A I M Advisors, Inc.
    Series II
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Rising Dividends Securities      Seeks long-term capital appreciation, with       Franklin Advisory Services, LLC
    Fund - Class 2                         preservation of capital as an important
                                           consideration.
 Franklin Small-Mid Cap Growth             Seeks long-term capital growth.                  Franklin Advisers, Inc.
   Securities Fund - Class 2
 Templeton Foreign Securities Fund -       Seeks long-term capital growth.                  Templeton Investment Counsel, LLC
    Class 2                                                                                 Subadviser: Franklin Templeton
                                                                                            Investment Management Limited
LEGG MASON PARTNERS VARIABLE PORTFOLIOS
 I, INC.
 Legg Mason Partners Variable All Cap      Seeks capital appreciation through investments.  Salomon Brothers Asset Management Inc
    Portfolio - Class II
 Legg Mason Partners Variable Total        Seeks to obtain above-average income.            Salomon Brothers Asset Management Inc
    Return Portfolio - Class II
LEGG MASON PARTNERS VARIABLE PORTFOLIOS
 II
 Legg Mason Partners Variable              Seeks capital appreciation.                      Salomon Brothers Asset Management Inc
    Aggressive Growth Portfolio - Class II
MET INVESTORS SERIES TRUST
 Oppenheimer Capital Appreciation          Seeks capital appreciation.                      Met Investors Advisory LLC
    Portfolio - Class B                                                                     Subadviser: OppenheimerFunds, Inc.
METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio -        Seeks a high level of current income consistent  MetLife Advisers, LLC
    Class A                                with preservation of capital.                    Subadviser: BlackRock Advisors, Inc.
 Oppenheimer Global Equity Portfolio -     Seeks capital appreciation.                      MetLife Advisers, LLC
    Class B                                                                                 Subadviser: OppenheimerFunds, Inc.
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer America Income VCT Portfolio -    Seeks as high a level of current income as is    Pioneer Investment Management, Inc.
    Class II                               consistent with preservation of capital.
 Pioneer AmPac Growth VCT Portfolio -      Seeks long term capital growth.                  Pioneer Investment Management, Inc.
    Class II                                                                                Subadviser:L.Roy Papp & Associates, LLP
 Pioneer Balanced VCT Portfolio - Class    Seeks capital growth and current income by       Pioneer Investment Management, Inc.
    II                                     actively managing investments in a diversified   Subadviser: Prudential Investment
                                           portfolio of equity securities.                  Management, Inc.


 Pioneer Cullen Value VCT Portfolio -      Seeks capital appreciation, with current         Pioneer Investment Management, Inc.
    Class II                               income as a secondary objective.                 Subadviser: Cullen Capital Management,
                                                                                            Inc.
 Pioneer Emerging Markets VCT Portfolio    Seeks long-term growth of capital.               Pioneer Investment Management, Inc.
    - Class II
 Pioneer Equity Income VCT Portfolio -     Seeks current income and long-term growth of     Pioneer Investment Management, Inc.
    Class II                               capital from a portfolio consisting primarily of
                                           income producing equity securities of U.S.
                                           corporations.
 Pioneer Equity Opportunity VCT            Seeks long-term capital growth. As a secondary   Pioneer Investment Management, Inc.
    Portfolio - Class II                   objective, the portfolio may seek income.
 Pioneer Europe VCT Portfolio - Class II   Invests in equity securities of European issuers Pioneer Investment Management, Inc.
                                           for long-term growth of capital.
 Pioneer Fund VCT Portfolio - Class II     Invests in a broad list of carefully selected,   Pioneer Investment Management, Inc.
                                           reasonably priced securities for reasonable
                                           income and capital growth.
 Pioneer Global High Yield VCT             Seeks to maximize total return through a         Pioneer Investment Management, Inc.
    Portfolio - Class II                   combination of income and capital
                                           appreciation.
 Pioneer Growth Shares VCT Portfolio -     Invests primarily in equity securities of U.S.   Pioneer Investment Management, Inc.
     Class II                              issuers for appreciation of capital.
 Pioneer High Yield VCT Portfolio -        Invests in below investment grade debt           Pioneer Investment Management, Inc.
    Class II                               securities and preferred stocks to maximize
                                           total return through a combination of income
                                           and capital appreciation.
 Pioneer Ibbotson Aggressive Allocation    Invests in equity securities of European issuers Pioneer Investment Management, Inc.
    VCT Portfolio - Class II               for long-term growth of capital.                 Subadviser: Ibbotson Associates, LLC
 Pioneer Ibbotson Growth Allocation        Seeks long-term capital growth and current       Pioneer Investment Management, Inc.
    VCT Portfolio - Class II               income.                                          Subadviser: Ibbotson Associates, LLC
 Pioneer Ibbotson Moderate Allocation      Seeks long-term capital growth and current       Pioneer Investment Management, Inc.
    VCT Portfolio - Class II               income.                                          Subadviser: Ibbotson Associates, LLC
 Pioneer International Value VCT           Invests primarily in equity securities of non-   Pioneer Investment Management, Inc.
    Portfolio - Class II                   U.S. issuers for long-term growth of capital.
 Pioneer Mid Cap Value VCT Portfolio -     Seeks capital appreciation by investing in a     Pioneer Investment Management, Inc.
    Class II                               diversified portfolio of securities consisting
                                           primarily of common stocks.
 Pioneer Oak Ridge Large Cap Growth        Seeks capital appreciation.                      Pioneer Investment Management, Inc.
    VCT Portfolio - Class II                                                                Subadviser: Oak Ridge Investments, LLC
 Pioneer Real Estate Shares VCT            Invests primarily in equity securities of REITs  Pioneer Investment Management, Inc.
    Portfolio - Class II                   and other real estate industry issuers for long- Subadviser: AEW Management and
                                           term growth of capital. Current income is the    Advisors, L.P.
                                           portfolio's secondary investment objective.
 Pioneer Small and Mid Cap Growth          Seeks long term capital growth.                  Pioneer Investment Management, Inc.
    VCT Portfolio - Class II                                                                Subadviser: L. Roy Papp & Associates,
                                                                                            LLP
 Pioneer Small Cap Value VCT Portfolio     Seeks capital growth by investing in a           Pioneer Investment Management, Inc.
    - Class II                             diversified portfolio of securities, consisting
                                           primarily of equity securities of small
                                           companies.

 Pioneer Strategic Income VCT Portfolio    Invests in debt securities for a high level of   Pioneer Investment Management, Inc.
    - Class II                             current income.
 Pioneer Value VCT Portfolio - Class II    Seeks reasonable income and capital growth.      Pioneer Investment Management, Inc.



ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



Underlying Fund Name Changes



           FORMER NAME                                                    NEW NAME
           -----------                                                    --------
GREENWICH STREET SERIES FUND                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  Salomon Brothers Variable Aggressive Growth Fund       Legg Mason Partners Variable Aggressive Growth Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
  All Cap Fund                                           Legg Mason Partners Variable All Cap Portfolio
  Total Return Fund                                      Legg Mason Partners Variable Total Return Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with or reorganized into the new Underlying Funds.



       FORMER UNDERLYING FUND                      NEW UNDERLYING FUND
       ----------------------                      -------------------
THE TRAVELERS SERIES TRUST                 METROPOLITAN SERIES FUND, INC.
  Money Market Portfolio                     Black Rock Money Market Portfolio
PIONEER VARIABLE CONTRACTS TRUST.          PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Small Company VCT Portfolio*       Pioneer Small Cap Value Portfolio*



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



        FORMER UNDERLYING FUND                              NEW UNDERLYING FUND
        ----------------------                              -------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS              METROPOLITAN SERIES FUND, INC
   Oppenheimer Global Securities Fund/VA          Oppenheimer Global Equity Portfolio/VA
OPPENHEIMER VARIABLE ACCOUNT FUNDS              MET INVESTORS SERIES TRUST
   Oppenheimer Capital Appreciation Fund/VA       Oppenheimer Capital Appreciation Portfolio/VA



* Pioneer Small Company VCT Portfolio is expected to merge into Pioneer Small Cap Value VCT Portfolio as of approximately May 24, 2006.


                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts, and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent, and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value, and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven full years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE         WITHDRAWAL CHARGE
------------------------------------------    -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
        0 years                2 years              6%
        2 years                4 years              5%
        4 years                5 years              4%
        5 years                6 years              3%
        6 years                7 years              2%
       7 + years                                    0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun

      - if you elect Annuity Payments for a fixed period of at least five year's duration, or

      -     under our Managed Distribution Program

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal amount is not cumulative from year to year.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.


ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e., calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:



      (1)   from the distribution of death proceeds;


      (2)   after an annuity payout has begun; or


      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.


We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product, and is equal to 1.35% for the Standard Death Benefit and 1.60% for the Enhanced Death Benefit annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE") CHARGE



If you elect the GMWB for Life rider, a charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is 0.65% if you select the Single Life Option, or 0.80% if you select the Joint Life Option. Your current charge may increase when your benefits automatically reset, unless you notify us not to reset your benefits (see "LIVING BENEFITS-- Guaranteed Minimum Withdrawal Benefit for Life"). The charge will never exceed 1.50%. You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination").



GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE


If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

  YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
------------------------------------------ ------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN
        0 years                 2 years              6%
        2 years                 4 years              5%
        4 years                 5 years              4%
        5 years                 6 years              3%
        6 years                 7 years              2%
       7 + years                                     0%

Please refer to Payment Options for a description of this benefit.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Templeton Foreign Securities Fund, Oppenheimer Global Securities Fund/VA, Pioneer Emerging Markets VCT Portfolio, Pioneer Europe VCT Portfolio, Pioneer Global High Yield VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer International Value VCT Portfolio, Pioneer AmPac Growth VCT Portfolio, Pioneer Small and Mid Cap Growth Portfolio VCT Portfolio, Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio and Pioneer Strategic Income VCT Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



- reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



- reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request, certain information about trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Funds to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.



DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest will accrue up to 12 months only on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).


Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


MANAGED DISTRIBUTION PROGRAM


Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See "Federal Tax Considerations"). These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program


LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death;

      -     the Contingent Annuitant becomes the Annuitant; and

      -     all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

DEATH PROCEEDS BEFORE THE MATURITY DATE

NOTE: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" below with "Owner". All death benefits described below will be reduced by any premium tax and outstanding loans not previously deducted.

STANDARD DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

If the Annuitant dies before age 80,
the death benefit will be the
greatest of:                           -     the Contract Value on the Death
                                             Report Date;

                                       -     your adjusted Purchase Payment
                                             (see below)*;

                                       -     the Step-Up Value, if any, as
                                             described below or

                                       -     the Roll-Up Death Benefit Value
                                             (as described below)

If the Annuitant dies on or after
age 80, the death benefit will be      -     the Contract Value on the Death
the greatest of:                             Report Date;

                                       -     your adjusted Purchase Payment
                                             (see below)* or

                                       -     the Step-Up Value, if any, as
                                             described below or

                                       -     the Roll-Up Death Benefit Value
                                             (as described below) on the
                                             Annuitant's 80th birthday, plus
                                             any additional Purchase Payments
                                             and minus any partial surrender
                                             reductions (as described below)
                                             that occur after the Annuitant's
                                             80th birthday


(*) If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider. If you purchased the GMWB for Life rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB for Life rider is added to your Contract.


ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      (b) is any Purchase Payment made during the previous Contract Year

      (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

(a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

(b) is any Purchase Payment made since the previous Contract Date anniversary

(c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all Partial Surrender Reductions** (as described below).

------------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).


PARTIAL SURRENDER REDUCTIONS


ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.


EXAMPLE OF PARTIAL SURRENDER REDUCTIONS. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:


       $50,000 x ($10,000/$55,000) = $9,090



Your new adjusted Purchase Payment, Step-Up or Roll-Up Value would be $50,000-$9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:


       $50,000 x ($10,000/$30,000) = $16,666



Your new adjusted Purchase Payment, Step-Up or Roll-Up Value would be $50,000-$16,666, or $33,334.


ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


       $50,000 X ($10,000/$55,000) = $9,090



You new modified Purchase Payment would be $50,000 - $9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


       $50,000 X ($10,000/$30,000) = $16,666

Your new modified Purchase Payment would be $50,000 - $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                           MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                              PAYOUT RULES
     UPON THE DEATH OF THE               PAY THE PROCEEDS TO:                   UNLESS. . .                 APPLY*
--------------------------------       ------------------------     ---------------------------------    ------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary(ies),        Unless, the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)           The beneficiary(ies),        Unless, the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                  Yes
NOT THE ANNUITANT)                     owner.

NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary(ies),        Unless the beneficiary elects to        Yes
THE ANNUITANT)                         or if none, to the           continue the Contract rather than
                                       surviving joint owner.       receive the distribution.

SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to             Yes
THE ANNUITANT)                         owner.                       continue the Contract.

                                                                                                          MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                              PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                UNLESS. . .                    APPLY*
--------------------------------       ------------------------     ---------------------------------    ------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary(ies)         Unless the spouse elects to          Yes
ANNUITANT)                             or, if none, to the          continue the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the
                                                                    beneficiary may decline
                                                                    to continue the Contract
                                                                    and instruct the Company
                                                                    to pay the beneficiary
                                                                    who may elect to continue the
                                                                    Contract.

ANNUITANT (WHO IS NOT THE              The beneficiary(ies),        Unless the beneficiary elects to     Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive the distribution.

                                                                    But, if there is a Contingent
                                                                    Annuitant, then, the Contingent
                                                                    Annuitant becomes the Annuitant
                                                                    and the Contract continues in
                                                                    effect (generally using the
                                                                    original Maturity Date). The
                                                                    proceeds will then be paid upon
                                                                    the death of the Contingent
                                                                    Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                           Yes
OWNER)                                 is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A            The beneficiary(ies) or                                           Yes (Death of
NON-NATURAL ENTITY/TRUST)              if none, to the owner.                                            Annuitant is
                                                                                                         treated as death
                                                                                                         of the owner
                                                                                                         in these
                                                                                                         circumstances.)

BENEFICIARY                            No death proceeds are                                             N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                             N/A
                                       payable; Contract
                                       continues.

                               QUALIFIED CONTRACTS

                                                                                                          MANDATORY
  BEFORE THE MATURITY DATE,            THE COMPANY WILL PAY THE                                          PAYOUT RULES
   UPON THE DEATH OF THE                     PROCEEDS TO:                     UNLESS. . .                  APPLY*
--------------------------------       ------------------------     ---------------------------------    ------------
OWNER/ANNUITANT                        The beneficiary(ies),        Unless the beneficiary elects to     Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract owner's estate.     receive a distribution.

BENEFICIARY                            No death proceeds are                                             N/A
                                       payable; Contract
                                       continues.

                                                                                                           MANDATORY
  BEFORE THE MATURITY DATE,            THE COMPANY WILL PAY THE                                          PAYOUT RULES
   UPON THE DEATH OF THE                     PROCEEDS TO:                     UNLESS. . .                   APPLY*
--------------------------------       ------------------------     ---------------------------------    ------------
CONTINGENT BENEFICIARY                 No death proceeds are                                             N/A
                                       payable; Contract
                                       continues.

------------

     (2) Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.


Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy; or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.



AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", "GMWB III", and "GMWB for Life" (described separately below); we may refer to any one of these as "GMWB". The availability of each rider is shown below.


                              AVAILABLE GMWB RIDERS

NAME OF RIDER:               GMWB I                           GMWB II                         GMWB III
--------------               ------                           -------                         --------
ALSO CALLED:               Principal                         Principal                        Principal
                           Guarantee                      Guarantee 5/10                     Guarantee 5

AVAILABILITY:   Not available for purchase on      Available on or after March      Available on or after March
                or after March 21, 2005, unless    21, 2005 if approved in your     21, 2005 if approved in your
                GMWB II is not approved in your                state                            state
                             state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.


REMAINING BENEFIT BASE ("RBB"). For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.



ANNUAL WITHDRAWAL BENEFIT ("AWB"). The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.


The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                            GMWB I              GMWB II           GMWB III
                                                                            ------              -------           --------
If you make your first withdrawal BEFORE the 3rd anniversary after         5% of RBB           5% of RBB         5% of RBB
you purchase GMWB:

If you make your first withdrawal AFTER the 3rd anniversary after         10% of RBB          10% of RBB         5% of RBB
you purchase GMWB:


ADDITIONAL PREMIUM. Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.


We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:


WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------   ------------------------------------------------------
                       CONTRACT                                               CONTRACT
                        VALUE              RBB                AWB (5%)         VALUE            RBB                AWB (5%)
                      ---------    ------------------    -----------------   ---------    ----------------    --------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000               $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000           $85,000        $100,000               $5,000

PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000               [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765               $588
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL     $ 10,000          $ 10,000              $  500          $ 10,000       $  11,765               $  588

(PARTIAL SURRENDER
REDUCTION)

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $ 90,000              $4,500          $ 75,000        $ 88,235               $4,412

WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------   --------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE              RBB                AWB (5%)         VALUE            RBB               AWB (5%)
                      ---------    ------------------    -----------------   ---------    ----------------    -----------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $ 100,000          $100,000              $5,000        $ 100,000        $ 100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $ 115,000          $100,000              $5,000        $  85,000        $ 100,000             $5,000

IMMEDIATELY AFTER
WITHDRAWAL            $ 105,000            91,304              $4,565        $  75,000        $  88,235             $4,412

                                     [100,000 --         [5,000 --(5,000                    [100,000 --          [5,000 X
                                        (100,000         x91,304/100,000)]                   (100,000         (88,235/100,000)]
                                   x10,000/115,000)]                                      x10,000/85,000)]

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $  10,000          $  8,696              $  435        $  10,000        $  11,265             $  588


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.


For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  -     a qualified retirement plan (Code Section 401),

                  -     a tax-sheltered annuity (Code Section 403(b)),

                  -     an individual retirement account (Code Sections 408(a)),

                  - an individual retirement annuity (Code Section 408(b)), or

                  -     a qualified deferred compensation plan (Code Section
                        457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury

            Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page
            526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:


      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.


            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.


RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.


Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                       GMWB I       GMWB II       GMWB III
                                       ------       -------       --------
Current Annual Charge                   0.40%        0.50%          0.25%
Maximum Annual Charge                   1.00%        1.00%           N/A
After a Reset


MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                         GMWB I                            GMWB II                         GMWB III
                             ------------------------------    -------------------------------    ----------------------------
AWB                          5% of RBB if first withdrawal     5% of RBB if first withdrawal             5% of RBB
                                 before 3rd anniversary             before 3rd anniversary
                             10% of RBB if first withdrawal          10% of RBB if first
                                  after 3rd anniversary              withdrawal after 3rd
                                                                         anniversary
ANNUAL CHARGE                            0.40%                             0.50%                           0.25%

RESET                                     Yes                               Yes                              No

CAN I CANCEL MY GMWB?                     No                         Yes, after the 5th              Yes, after the 5th
                                                                  anniversary of GMWB purchase    anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                   No                                Yes                             Yes

WAIVER OF RECALCULATION                   No                                Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS


GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" or "Living Income Guarantee")



SUMMARY OF BENEFITS. At the time you purchase the Contract, for an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or "GMWB for Life". The GMWB for Life rider is designed to protect your investment from poor market performance. The GMWB for Life rider:

      - Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year;



      -     Can be purchased for you alone or with your spouse;



      -     Can accommodate tax-qualified distributions from your Contract;



      - Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;



      - Can provide an income until your guaranteed amount is recovered if your circumstances change before you reach the minimum age to begin lifetime income, as long as you do not withdraw more than a certain amount from your Contract each year;



      - Offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments if your circumstances change.



You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. Also, to be eligible for the guarantees you are permitted to invest only in a limited number of specified Variable Funding Options. Only Purchase Payments that you make within two years of purchase are eligible for the guarantees. See below for details.



Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may allow Contract Owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider many not be available in all states. You may not elect the GMWB for Life rider if you have a loan outstanding, and you may not take out a loan once you elect the GMWB for Life rider. Once you purchase the GMWB for Life rider, you cannot cancel it.



In written materials other than this prospectus, we may refer to the GMWB for Life rider using different names. These names are "Living Income Guarantee" and "Living Income Guarantee for 2". These names refer to the same GMWB for Life rider described in this prospectus.



SINGLE LIFE OPTION OR JOINT LIFE OPTION. The GMWB for Life rider is designed for use by you alone (the "Single Life Option"), or you and your spouse (the "Joint Life Option"). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.



The Single Life Option is available to all Contract Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.



The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your Contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.



REMAINING BENEFIT BASE ("RBB"). The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the "remaining benefit base" or "RBB."



Your initial RBB is equal to your initial Purchase Payment if you elect GMWB for Life when you purchase your Contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider. The RBB is not a lump sum guarantee, rather, it is used to determine the amount that we return to you through a series of payments that annually do not exceed a percentage of your RBB.



Your RBB is subject to a maximum of $5,000,000 for all deferred variable annuities issued by us in the same calendar year to you.

LIFETIME WITHDRAWAL BENEFIT ("LWB") The annual percentage of your RBB that is available for withdrawal is called the "Lifetime Withdrawal Benefit" or "LWB. " Each year you may take withdrawals that do not exceed your LWB.



The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your Contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.



                                                         MINIMUM AGE TO BE ELIGIBLE TO
                                                                  RECEIVE LWB
                                                         -----------------------------
Single Life Option                                              59 1/2 years

Joint Life Option                                                   65 years



Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:



SINGLE LIFE OPTION                                                                                              LWB
------------------                                                                                           ---------
If you make your first withdrawal BEFORE the 5th anniversary after you purchase GMWB for Life:               5% of RBB

If you make your first withdrawal ON OR AFTER the 5th anniversary, but before the 10th anniversary:          6% of RBB

If you make your first withdrawal ON OR AFTER the 10th anniversary:                                          7% of RBB

JOINT LIFE OPTION

If you make your first withdrawal BEFORE the 8th anniversary after you purchase GMWB for Life:               5% of RBB

If you make your first withdrawal ON OR AFTER the 8th anniversary, but before the 15th anniversary:          6% of RBB

If you make your first withdrawal ON OR AFTER the 15th anniversary:                                          7% of RBB



You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.



As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death, even if the aggregate payments exceed your RBB. Under the Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.



You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).



ADDITIONAL PREMIUM. Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new LWB is equal to the LWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.



Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider. However, additional Purchase Payments will be added to your Contract Value and would be reflected in any reset of RBB (see "Reset" section below).



WITHDRAWALS. When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or "GMWB for Life Anniversary"), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.



However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.



To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.



To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.



These recalculations magnify the effect of a withdrawal when your Contract Value is less than your RBB, as shown in the example below.



WITHDRAWAL EXAMPLES. The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. The investment results shown are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:



                               WITHDRAWAL EXAMPLE



                                ASSUMES 15% GAIN ON INVESTMENT                         ASSUMES 15% LOSS ON INVESTMENT
                      --------------------------------------------------      -----------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                LWB (5%)           VALUE            RBB               LWB (5%)
                      --------   ---------------------    --------------      --------       ----------        --------------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000       $  100,000            $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL AND
AFTER THE FIRST
GMWB ANNIVERSARY      $115,000          $115,000              $5,750          $ 85,000       $  100,000            $5,000

PARTIAL WITHDRAWAL
REDUCTION                n/a            $ 10,000              $  500             n/a         $   11,765            $  588

                                  $115,000 x ($10,000     $5,750 x (1 --                     $100,000 x        $5,000 x (1 --
                                      / $115,000)           ($105,000 /                      ($10,000 /          ($88,235 /
                                                            $115,000))                        $85,000)           $100,000)

GREATER OF PWR OR                       $ 10,000                                             $   11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                 ($10,000 = $10,000)                                        ($11,765 >
                                                                                              $10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000          $ 10,000              $  500          $ 10,000       $   11,765            $  588

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $105,000              $5,250          $ 75,000       $   88,235            $4,412



RESET. On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.



You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. This can happen since the rate you pay for the rider will be changed to the rate in effect at the time of reset and that may be higher than the rate before the reset. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.



Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.



GUARANTEED PRINCIPAL OPTION. If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and receive an adjustment to your Contract Value. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.



The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):



      a) Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a "Percentage Reduction in the Contract Value" attributable to any partial withdrawals taken.



            We compute the "Percentage Reduction in Contract Value" attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.



      b) Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.



For example, assume you make a single Purchase Payment of $100,000 and elect the GMWB for Life rider. Also assume that you make no withdrawals, and that ten years later your Contract Value has declined to $80,000. If you elect to receive the Guaranteed Principal Option, we will apply $20,000 to your Contract Value to restore it to $100,000.



To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.



The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.

If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.



Only Purchase Payments credited within 120 days after you purchase the GMWB for Life rider are taken into consideration in determining the amount paid under the Guaranteed Principal Option. If you anticipate making Purchase Payments after the 120-day period, you should understand that such payments will not increase the amount paid under the Guaranteed Principal Option. However, Purchase Payments credited after 120 days are added to your Contract Value and will impact whether or not any benefit is due. Therefore, GMWB for Life may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMWB for Life rider for this feature.



REQUIRED ALLOCATION OF YOUR CONTRACT VALUE AND PREMIUM PAYMENTS. If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options that would otherwise be available to you whether the rider is in effect. In addition, you may not allocate any portion of your Contract Value or Premium Payments to the Fixed Account.



You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the following Variable Funding Options. Some of these Variable Funding Options invest in mutual funds that invest in other mutual funds, also known as "funds of funds." Please see the section in this prospectus entitled "Variable Funding Options" for a description of the investment objectives of these Variable Funding Options, as well as the section entitled "Fee Table" for the charges associated with these Variable Funding Options.



                       PERMITTED VARIABLE FUNDING OPTIONS



      LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
            Legg Mason Partners Variable Total Return Portfolio -- Class II



      METROPOLITAN SERIES FUND, INC.



            BlackRock Money Market Portfolio
      PIONEER VARIABLE CONTRACTS TRUST
            Pioneer Ibbotson Growth Allocation VCT Portfolio -- Class II Shares Pioneer Ibbotson Moderate Allocation VCT Portfolio -- Class II Shares
            Pioneer America Income VCT Portfolio -- Class II Shares
            Pioneer Global High Yield VCT Portfolio -- Class II Shares
            Pioneer Strategic Income VCT Portfolio -- Class II Shares
            Pioneer High Yield VCT Portfolio -- Class II Shares
            Pioneer Balanced VCT Portfolio -- Class II Shares



We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.



We may make additions to or deletions from the list of permitted Variable Funding Options.



GMWB FOR LIFE CHARGE. The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" above). The charge may increase to the charge applicable to current Contract purchasers at the time of reset, but it will never exceed 1.50%.



                                                        CURRENT CHARGE
                                                        --------------
GMWB for Life (Single Life Option)                           0.65%
GMWB for Life (Joint Life Option)                            0.80%

ANNUAL WITHDRAWAL BENEFIT ("AWB"). If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an "Annual Withdrawal Benefit" or "AWB" which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.



The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled "Lifetime Withdrawal Benefit ("LWB")", except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the "Additional Premium Payments" section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the "Reset" section above.



Withdrawals affect your AWB in the same manner as your LWB as described in the "Withdrawals" section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.



SHOULD I TAKE WITHDRAWALS UNDER LWB OR AWB? The GMWB for Life rider works best, and is designed, for the Contract Owner who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.



AWB is designed for the Contract Owner who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.



If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.



IF YOU CONTINUE TO MAKE WITHDRAWALS IN EXCESS OF THE LWB ONCE THE MINIMUM AGE TO QUALIFY FOR LWB HAS BEEN REACHED, YOU MAY EVENTUALLY LOSE ANY BENEFIT UNDER LWB.



Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your Contract. You should consult with your financial adviser to determine which method is best for you.



TAX-QUALIFIED DISTRIBUTION PROGRAMS. Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, but will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:



      1) distributions relating to this Contract intended to satisfy the required minimum distribution rules under Internal Revenue Code of 1986, as amended, ("Code"), Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code
            Section 403(b)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation

            Section 1.401(a)(9)-9, Q&A-1), as appropriate, or as otherwise required to be calculated under the Code and the regulations thereunder;



      2) distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life, or over a period no longer than the remaining life expectancy, of a designated beneficiary relating to this Contract;



      3) distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of such participant and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract; or



      4) distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract.



You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB for Life Anniversary.



You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.



ANY WITHDRAWALS OUTSIDE THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a "GMWB for Life Year"). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.



DISTRIBUTIONS UNDER THE TAX-QUALIFIED DISTRIBUTION PROGRAM WILL BE DETERMINED AS IF YOUR CONTRACT UNDER WHICH YOUR GMWB FOR LIFE RIDER WAS ISSUED WERE THE ONLY CONTRACT SUBJECT TO THE ABOVE TAX RULES.



TERMINATION. Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:



      -     you make a full withdrawal of your Contract Value;



      -     you apply all of your Contract Value to an Annuity Option;



      - the Contract Owner dies and a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;



      - the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;



      - you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;



      -     you opt to take the Guaranteed Principal Option; or



      -     you terminate your Contract.



Charges for the rider cease upon termination.



OTHER INFORMATION. You should also consider the following before you purchase the GMWB for Life rider:



      - The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.



      - Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.



      - The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.



      - If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.



      - If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.



EFFECT ON THE DEATH BENEFIT. The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see "Contract Continuation by Beneficiary" and "Contract Value Reduces to Zero" below).



However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the "Death Benefit" section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.



If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.



Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.



Notwithstanding anything in the GMWB for Life rider to the contrary:



      a) In order to comply with section 72(s) of the Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, any death benefit paid out under the terms of the GMWB for Life rider to a non-spousal Beneficiary upon the death of the owner (or to a payee other than the spouse of the Annuitant on the death of the Annuitant, where the Contract is owned by a non-natural person) (including payments made under the "Contract Continuation by the Beneficiary" provision, "Contract Value Reset to Zero" provision, and any other payments of the AWB and RBB otherwise made after a death) will be paid out in non-increasing annual installments over a period no longer than the remaining single life expectancy of the Beneficiary under the appropriate IRS life expectancy table under Code Section 72 and the regulation thereunder or as otherwise provided under the tax law for non-qualified annuities and under Code Section 72(s). Such payments must begin within 12 months of the date of death in all cases.



      b) Where the Beneficiary or other payee under paragraph (a) is not a natural person, such period may not extend beyond the fifth anniversary of the date of the death.



      c) If the GMWB for Life rider is issued under a Qualified Contract and the death occurs on or after the Required Beginning Date of distributions to the participant under Code Section 401(a)(9), the period for the payments described in paragraph (a) above may not exceed the longer of: (i) the Beneficiary's or other payee's remaining life expectancy or (ii) the deceased Annuitant's remaining life expectancy in the year of his or her death, reduced by one for each calendar year thereafter.



      d) Where under other sections of the GMWB for Life rider, any payment described in this section ("Effect on Death Benefits") is payable over a shorter period of time, required to begin at an earlier date, or would otherwise be paid more rapidly than under this section ("Effect on Death Benefit"), then such payment will be made under the terms of such other provision.



If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of the GMWB for Life rider. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.



You should consult with your tax advisor prior to purchasing a variable annuity contract and optional rider, such as the GMWB for Life rider.



CONTRACT CONTINUATION BY THE BENEFICIARY. Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.



Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.



Payments made under the Continuation by the Beneficiary provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner (or upon the death of the Annuitant where the owner is not a natural person), the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code
Section 72(s) in the case of a rider made a part of a non-qualified Contract.



For riders issued under a Qualified Contract, the payments under the Continuation by the Beneficiary provision of the GMWB for Life rider must be paid out at regular intervals in non-increasing annual payments made over a period no longer than that permitted under Code Section 401(a)(9) and the regulations thereunder.



Payments to the Beneficiary or to the owner's estate on the death of the owner, or payments to the Beneficiary's estate (or to the successor beneficiary) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.



CONTRACT VALUE REDUCES TO ZERO. If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive unless you elect to receive annual payments equal to the AWB as set forth below. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Alternatively, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in good order at our Home Office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in good order in our Home Office.



If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.



Upon your death (or your or your spouse's death under the Joint Life Option), your Beneficiary(s) will receive the following:



      1) Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner's death. The death benefit under the Contract is cancelled. Upon the beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.



      2) Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse's death, the LWB will be set to $0.00 and the spousal beneficiary's estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.



      3) Payments made under the "Contract value reduces to Zero" provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner, the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

      4) For riders issued under a Contract that is issued to an Individual Retirement Account under Code Section 408(a), an Individual Retirement Annuity under Code Section 408(b), a Roth IRA annuity under Code Section 408A, a SIMPLE IRA annuity under Code Section 408(p) or any other annuity under an employer's retirement plan that is subject to the required minimum distribution rules under Code
            Section 401(a)(9), including the after-death distribution rules under Code Section 401(a)(9)(B) ("Qualified Contracts"), The payments under this provision of the GMWB for Life rider will be adjusted as required to be paid out in a non-increasing annual payments over a period no longer than permitted under Code Section 401(a)(9).



Payments to the Beneficiary (or to the owner's estate on the death of the owner), or payments to the successor beneficiary (or to the Beneficiary's estate) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.


GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


      - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.


      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                  INCREASING CONTRACT VALUE                              DECLINING CONTRACT VALUE
                      -------------------------------------------------    ---------------------------------------------------
                                             BASE                                                BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE       AMOUNT           BENEFIT BASE
                      --------------     -----------     --------------    --------------     -----------       --------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                      $100,000         $100,000      Not Applicable        $100,000        $ 100,000        Not Applicable

VALUE AS OF RIDER
MATURITY DATE             $115,000         $100,000         $100,000           $ 85,000        $ 100,000           $100,000

AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                              $    0(1)                                           $15,000(2)

      (1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

      (2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                     ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                                                           BASE                                                  BASE
                                        PURCHASE        CALCULATION                         PURCHASE        CALCULATION
                   CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                  $100,000             $100,000      $100,000          $100,000             $100,000       $100,000
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT      $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT      $130,000             $ 10,000      $110,000          $130,000             $ 10,000       $100,000

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                       ASSUMING INCREASING CONTRACT VALUE

                                                                                                            REDUCTION TO BASE
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER        CALCULATION
                                VALUE            AMOUNT               AMOUNT              REDUCTION              AMOUNT
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable        Not Applicable
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable        Not Applicable
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $ 90,000                 $10,000                $8,696               $10,000

                        ASSUMING DECLINING CONTRACT VALUE

                                                                                                            REDUCTION TO BASE
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER        CALCULATION
                                VALUE            AMOUNT               AMOUNT              REDUCTION              AMOUNT
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $ 85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $ 75,000          $ 88,235                 $10,000               $11,765              $11,765

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      - If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Class B Subaccounts that are currently offered under the Contract. The remaining Subaccounts are classified as Class A.






CLASS B SUBACCOUNTS/UNDERLYING FUNDS
METROPOLITAN SERIES FUND, INC.
   BlackRock Money Market Portfolio






PIONEER VARIABLE CONTRACTS TRUST
     Pioneer America Income VCT Portfolio - Class II Shares
     Pioneer Global High Yield VCT Portfolio - Class II Shares
     Pioneer High Yield VCT Portfolio - Class II Shares
     Pioneer Strategic Income VCT Portfolio - Class II Shares



GMAB RIDER LIQUIDITY OPTION


During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.


This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new

      GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

      - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

      - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

      - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

      - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts, 70th birthday for Qualified Contracts, or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected.

Option 6 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full;

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during the remainder of the right to return period, we will refund the Contract
Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Thirteen and Separate Account Fourteen, respectively. References to "Separate Account" refer either to Separate Account Thirteen or Separate Account Fourteen, depending on the issuer of your Contract. Both Separate Account Thirteen and Separate Account Fourteen were established on November 14, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Thirteen and Separate Account Fourteen for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

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Certain variable annuity Separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between


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


the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code
Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the


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required minimum distribution rules as provided by the Code and described below.
All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules,


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


effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and
GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving


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spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS: At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


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


OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over

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your lifetime) is also calculated differently under the 1994 Code. Since Puerto
Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



                                OTHER INFORMATION


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company ) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS



The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of Purchase Payments invested in the Contract. Alternatively, we may pay lower compensation on Purchase Payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with unaffiliated broker-dealer firms identified in the Statement of Additional

Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information--DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALE BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



         METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.50%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2005        0.993           1.006                  -
                                                               2004        0.998           0.993             17,295
                                                               2003        1.000           0.998                  -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.132           1.211              7,311
                                                               2004        1.080           1.132              3,111
                                                               2003        1.000           1.080                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2005        1.196           1.264             85,591
                                                               2004        1.069           1.196             15,835
                                                               2003        1.000           1.069                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.192           1.214             89,631
                                                               2004        1.090           1.192             70,039
                                                               2003        1.000           1.090                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/03)                                              2005        1.188           1.226             46,744
                                                               2004        1.082           1.188             24,145
                                                               2003        1.000           1.082                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.301           1.412             89,892
                                                               2004        1.114           1.301             49,294
                                                               2003        1.000           1.114                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.155           1.248             19,324
                                                               2004        1.078           1.155             14,090
                                                               2003        1.000           1.078                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.144           1.182              9,572
                                                               2004        1.090           1.144             10,010
                                                               2003        1.000           1.090                  -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.354           1.521            128,778
                                                               2004        1.156           1.354             60,486
                                                               2003        1.000           1.156                  -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)       2005        1.002           0.999             11,625
                                                               2004        0.994           1.002              8,579

   Pioneer America Income VCT Portfolio - Class II Shares
   (12/03)                                                     2005        1.023           1.025              6,583
                                                               2004        1.008           1.023              2,195
                                                               2003        1.000           1.008                  -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.085           1.108             30,806
                                                               2004        1.053           1.085            134,453
                                                               2003        1.000           1.053                  -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (7/05)                                                      2005        1.020           1.086                835

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.406           1.906             13,806
                                                               2004        1.202           1.406              9,129
                                                               2003        1.000           1.202                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Pioneer Equity Income VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.249           1.299              98,631
                                                               2004        1.093           1.249              61,277
                                                               2003        1.000           1.093                   -

Pioneer Europe VCT Portfolio - Class II Shares (9/03)          2005        1.371           1.456              16,304
                                                               2004        1.177           1.371              16,467
                                                               2003        1.000           1.177                   -

Pioneer Fund VCT Portfolio - Class II Shares (9/03)            2005        1.195           1.247             150,502
                                                               2004        1.094           1.195              32,526
                                                               2003        1.000           1.094                   -

Pioneer Global High Yield VCT Portfolio - Class II
Shares (7/05)                                                  2005        1.027           1.041                   -

Pioneer Growth Shares VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.094           1.112              19,473
                                                               2004        1.044           1.094                   -
                                                               2003        1.000           1.044                   -

Pioneer High Yield VCT Portfolio - Class II Shares (9/03)      2005        1.132           1.134              86,595
                                                               2004        1.066           1.132              40,999
                                                               2003        1.000           1.066                   -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (7/05)                                         2005        1.015           1.085                   -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                               2005        0.991           1.066                   -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.976           1.051              24,040

Pioneer International Value VCT Portfolio - Class II
Shares (1/04)                                                  2005        1.345           1.526              22,250
                                                               2004        1.153           1.345               2,269
                                                               2003        1.000           1.153                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)




                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.357           1.439             130,153
                                                               2004        1.131           1.357              39,092
                                                               2003        1.000           1.131                   -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (5/04)                                            2005        1.096           1.168             243,595
                                                               2004        1.023           1.096              96,995

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2005        1.470           1.663              24,728
                                                               2004        1.102           1.470               8,334
                                                               2003        1.000           1.102                   -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (7/04)                                                   2005        1.074           1.107              53,684
                                                               2004        1.050           1.074               8,266

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.300           1.423              23,195
                                                               2004        1.101           1.300              19,409
                                                               2003        1.000           1.101                   -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.185           1.186                   -
                                                               2004        1.062           1.185                   -
                                                               2003        1.000           1.062                   -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.144           1.155              95,062
                                                               2004        1.056           1.144              15,869
                                                               2003        1.000           1.056                   -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2005        1.205           1.242              25,021
                                                               2004        1.098           1.205               8,757
                                                               2003        1.000           1.098                   -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.951           1.037                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Total Return Fund - Class II (6/03)                            2005        1.135           1.151              9,022
                                                               2004        1.062           1.135              9,357
                                                               2003        1.000           1.062                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.45%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2005        0.994           0.998                -
                                                               2004        1.000           0.994                -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.054           1.117                -
                                                               2004        1.000           1.054                -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2005        1.065           1.115                -
                                                               2004        1.000           1.065                -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.072           1.082                -
                                                               2004        1.000           1.072                -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/03)                                              2005        1.084           1.109                -
                                                               2004        1.000           1.084                -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.155           1.242                -
                                                               2004        1.000           1.155                -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.052           1.126                -
                                                               2004        1.000           1.052                -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.046           1.071                -
                                                               2004        1.000           1.046                -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.168           1.300                -
                                                               2004        1.000           1.168                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)       2005        0.992           0.979                -
                                                               2004        0.989           0.992                -

   Pioneer America Income VCT Portfolio - Class II Shares
   (12/03)                                                     2005        1.032           1.025                -
                                                               2004        1.000           1.032                -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.025           1.038                -
                                                               2004        1.000           1.025                -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (7/05)                                                      2005        1.017           1.078                -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.295           1.738                -
                                                               2004        1.000           1.295                -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.124           1.158                -
                                                               2004        1.000           1.124                -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.177           1.238                -
                                                               2004        1.000           1.177                -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2005        1.090           1.127                -
                                                               2004        1.000           1.090                -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (7/05)                                               2005        1.023           1.033                -

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.081           1.088                -
                                                               2004        1.000           1.081                -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2005        1.084           1.076                -
                                                               2004        1.000           1.084                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (7/05)                                         2005        1.012           1.077                -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                               2005        0.991           1.058                -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.975           1.043                -

Pioneer International Value VCT Portfolio - Class II
Shares (1/04)                                                  2005        1.170           1.315                -
                                                               2004        1.000           1.170                -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.143           1.201                -
                                                               2004        1.000           1.143                -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                               2005        1.070           1.129                -
                                                               2004        1.000           1.070                -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (9/03)                                                  2005        1.307           1.465                -
                                                               2004        1.000           1.307                -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class
II (7/04)                                                      2005        1.010           1.031                -
                                                               2004        0.992           1.010                -

Pioneer Small Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.153           1.250                -
                                                               2004        1.000           1.153                -

Pioneer Small Company VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.107           1.098                -
                                                               2004        1.000           1.107                -

Pioneer Strategic Income VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.098           1.098                -
                                                               2004        1.000           1.098                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2005        1.086           1.109               -
                                                               2004        1.000           1.086               -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.949           1.029               -

   Total Return Fund - Class II (6/03)                         2005        1.053           1.058               -
                                                               2004        1.000           1.053               -



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 08/05: Pioneer Papp Small and Mid Cap Growth VCT portfolio - Class II Shares changed it name to Pioneer Small and Mid Cap Growth VCT portfolio - Class II Shares.



Effective 08/05: Pioneer Papp America - Pacific Rim Fund VCT - Class II Shares changed it name to Pioneer AmPac Growth VCT portfolio - Class II Shares.

                                   APPENDIX B


                         CONDENSED FINANCIAL INFORMATION



         METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES


                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.50%



                                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
                            PORTFOLIO NAME                             YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-------------------------------------------------------------------    ----  -----------------  -------------  ---------------
   Money Market Portfolio (6/03)                                       2005        0.993            1.006           34,035
                                                                       2004        0.998            0.993           30,405
                                                                       2003        1.000            0.998                -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)               2005        1.132            1.211          159,202
                                                                       2004        1.080            1.132          120,083
                                                                       2003        1.000            1.080                -

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)                2005        1.196            1.264           42,936
                                                                       2004        1.069            1.196           35,176
                                                                       2003        1.000            1.069                -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2 Shares (6/03)   2005        1.192            1.214          159,956
                                                                       2004        1.090            1.192          154,714
                                                                       2003        1.000            1.090                -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (6/03)                                                              2005        1.188            1.226          130,992
                                                                       2004        1.082            1.188           99,721
                                                                       2003        1.000            1.082                -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)           2005        1.301            1.412          184,526
                                                                       2004        1.114            1.301          129,147
                                                                       2003        1.000            1.114                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)



                                                                                                                 NUMBER OF UNITS
                                                                               UNIT VALUE AT     UNIT VALUE AT   OUTSTANDING AT
                            PORTFOLIO NAME                             YEAR  BEGINNING OF YEAR    END OF YEAR      END OF YEAR
---------------------------------------------------------------------  ----  -----------------  ---------------  ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
   (7/03)                                                              2005        1.155             1.248           119,967
                                                                       2004        1.078             1.155            81,090
                                                                       2003        1.000             1.078                 -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service Shares (6/03)    2005        1.144             1.182            46,272
                                                                       2004        1.090             1.144            37,628
                                                                       2003        1.000             1.090                 -

   Oppenheimer Global Securities Fund/VA - Service Shares (8/03)       2005        1.354             1.521            33,070
                                                                       2004        1.156             1.354            33,598
                                                                       2003        1.000             1.156                 -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)               2005        1.002             0.999                 -
                                                                       2004        1.027             1.002                 -

   Pioneer America Income VCT Portfolio - Class II Shares (7/03)       2005        1.023             1.025           215,610
                                                                       2004        1.008             1.023           215,877
                                                                       2003        1.000             1.008                 -

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)             2005        1.085             1.108           293,225
                                                                       2004        1.053             1.085           293,506
                                                                       2003        1.000             1.053                 -

   Pioneer Cullen Value VCT Portfolio - Class II Shares (7/05)         2005        1.006             1.086            12,608

   Pioneer Emerging Markets VCT Portfolio - Class II Shares (6/03)     2005        1.406             1.906           122,512
                                                                       2004        1.202             1.406            97,075
                                                                       2003        1.000             1.202                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)



                                                                                                               NUMBER OF UNITS
                                                                              UNIT VALUE AT     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                              YEAR   BEGINNING OF YEAR    END OF YEAR     END OF YEAR
------------------------------------------------------------------   ----   -----------------   -------------  ---------------
Pioneer Equity Income VCT Portfolio - Class II Shares (6/03)         2005          1.249              1.299         187,245
                                                                     2004          1.093              1.249         166,783
                                                                     2003          1.000              1.093               -

Pioneer Europe VCT Portfolio - Class II Shares (9/03)                2005          1.371              1.456               -
                                                                     2004          1.177              1.371               -
                                                                     2003          1.000              1.177               -

Pioneer Fund VCT Portfolio - Class II Shares (6/03)                  2005          1.195              1.247         334,539
                                                                     2004          1.094              1.195         209,976
                                                                     2003          1.000              1.094               -

Pioneer Global High Yield VCT Portfolio - Class II Shares (9/05)     2005          1.035              1.041               -

Pioneer Growth Shares VCT Portfolio - Class II Shares (7/03)         2005          1.094              1.112          64,716
                                                                     2004          1.044              1.094          57,516
                                                                     2003          1.000              1.044               -

Pioneer High Yield VCT Portfolio - Class II Shares (6/03)            2005          1.132              1.134         163,155
                                                                     2004          1.066              1.132          83,301
                                                                     2003          1.000              1.066               -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
Shares (3/05)                                                        2005          0.987              1.085               -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares
(7/05)                                                               2005          1.019              1.066               -

Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II
Shares (4/05)                                                        2005          0.999              1.051               -

Pioneer International Value VCT Portfolio - Class II Shares (7/03)   2005          1.345              1.526          17,832
                                                                     2004          1.153              1.345          11,032
                                                                     2003          1.000              1.153               -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)



                                                                                                                 NUMBER OF UNITS
                                                                               UNIT VALUE AT     UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                             YEAR  BEGINNING OF YEAR    END OF YEAR      END OF YEAR
---------------------------------------------------------------------  ----  -----------------   -------------   ---------------
   Pioneer Mid Cap Value VCT Portfolio - Class II Shares (6/03)        2005       1.357              1.439           105,882
                                                                       2004       1.131              1.357            92,801
                                                                       2003       1.000              1.131                 -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
   (4/04)                                                              2005       1.096              1.168           151,766
                                                                       2004       1.039              1.096            55,611

   Pioneer Real Estate Shares VCT Portfolio - Class II Shares (7/03)   2005       1.470              1.663             5,103
                                                                       2004       1.102              1.470             4,831
                                                                       2003       1.000              1.102                 -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (3/04)    2005       1.074              1.107           151,119
                                                                       2004       0.990              1.074            56,059

   Pioneer Small Cap Value VCT Portfolio - Class II Shares (8/03)      2005       1.300              1.423            42,418
                                                                       2004       1.101              1.300            35,210
                                                                       2003       1.000              1.101                 -

   Pioneer Small Company VCT Portfolio - Class II Shares (6/03)        2005       1.185              1.186                 -
                                                                       2004       1.062              1.185                 -
                                                                       2003       1.000              1.062                 -

   Pioneer Strategic Income VCT Portfolio - Class II Shares (6/03)     2005       1.144              1.155           276,607
                                                                       2004       1.056              1.144           185,891
                                                                       2003       1.000              1.056                 -

   Pioneer Value VCT Portfolio - Class II Shares (7/03)                2005       1.205              1.242           228,645
                                                                       2004       1.098              1.205           160,295
                                                                       2003       1.000              1.098                 -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (11/05)           2005       1.018              1.037                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)



                                                                                   NUMBER OF UNITS
                                                 UNIT VALUE AT     UNIT VALUE AT    OUTSTANDING AT
          PORTFOLIO NAME               YEAR    BEGINNING OF YEAR    END OF YEAR      END OF YEAR
-----------------------------------    ----    -----------------   -------------   ---------------
Total Return Fund - Class II (6/03)    2005           1.135            1.151            1,015
                                       2004           1.062            1.135              971
                                       2003           1.000            1.062                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.45%



                                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
                            PORTFOLIO NAME                             YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
---------------------------------------------------------------------  ----  -----------------  -------------  ---------------
   Money Market Portfolio (6/03)                                       2005         0.994           0.998             -
                                                                       2004         1.000           0.994             -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)               2005         1.054           1.117             -
                                                                       2004         1.000           1.054             -

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)                2005         1.065           1.115             -
                                                                       2004         1.000           1.065             -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2 Shares (6/03)   2005         1.072           1.082             -
                                                                       2004         1.000           1.072             -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (6/03)                                                              2005         1.084           1.109             -
                                                                       2004         1.000           1.084             -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)           2005         1.155           1.242             -
                                                                       2004         1.000           1.155             -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
   (7/03)                                                              2005         1.052           1.126             -
                                                                       2004         1.000           1.052             -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service Shares (6/03)    2005         1.046           1.071             -
                                                                       2004         1.000           1.046             -

   Oppenheimer Global Securities Fund/VA - Service Shares (8/03)       2005         1.168           1.300             -
                                                                       2004         1.000           1.168             -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)




                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                           UNIT VALUE                   NUMBER OF UNITS
                                                                          AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                              YEAR    OF YEAR      END OF YEAR    END OF YEAR
------------------------------------------------------------------  ----  ------------  -------------  ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)             2005      0.992         0.979            -
                                                                     2004      1.000         0.992            -

   Pioneer America Income VCT Portfolio - Class II Shares (7/03)     2005      1.032         1.025            -
                                                                     2004      1.000         1.032            -

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)           2005      1.025         1.038            -
                                                                     2004      1.000         1.025            -

   Pioneer Cullen Value VCT Portfolio - Class II Shares (7/05)       2005      1.003         1.078            -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares (6/03)   2005      1.295         1.738            -
                                                                     2004      1.000         1.295            -

   Pioneer Equity Income VCT Portfolio - Class II Shares (6/03)      2005      1.124         1.158            -
                                                                     2004      1.000         1.124            -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)             2005      1.177         1.238            -
                                                                     2004      1.000         1.177            -

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)               2005      1.090         1.127            -
                                                                     2004      1.000         1.090            -

   Pioneer Global High Yield VCT Portfolio - Class II Shares (9/05)  2005      1.030         1.033            -

   Pioneer Growth Shares VCT Portfolio - Class II Shares (7/03)      2005      1.081         1.088            -
                                                                     2004      1.000         1.081            -

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)         2005      1.084         1.076            -
                                                                     2004      1.000         1.084            -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                           UNIT VALUE                  NUMBER OF UNITS
                                                                          AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                               YEAR    OF YEAR      END OF YEAR    END OF YEAR
------------------------------------------------------------------  ----  ------------  -------------  ---------------
Pioneer Ibbotson Aggressive Allocation VCT
Portfolio - Class II Shares (3/05)                                  2005     0.987          1.077            -

Pioneer Ibbotson Growth Allocation VCT
Portfolio - Class II Shares (7/05)                                  2005     1.016          1.058            -

Pioneer Ibbotson Moderate Allocation VCT
Portfolio - Class II Shares (4/05)                                  2005     0.999          1.043            -

Pioneer International Value VCT Portfolio - Class II Shares (7/03)  2005     1.170          1.315            -
                                                                    2004     1.000          1.170            -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares (6/03)        2005     1.143          1.201            -
                                                                    2004     1.000          1.143            -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
(4/04)                                                              2005     1.070          1.129            -
                                                                    2004     1.000          1.070            -

Pioneer Real Estate Shares VCT Portfolio - Class II Shares (7/03)   2005     1.307          1.465            -
                                                                    2004     1.000          1.307            -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (3/04)    2005     1.010          1.031            -
                                                                    2004     1.000          1.010            -

Pioneer Small Cap Value VCT Portfolio - Class II Shares (8/03)      2005     1.153          1.250            -
                                                                    2004     1.000          1.153            -

Pioneer Small Company VCT Portfolio - Class II Shares (6/03)        2005     1.107          1.098            -
                                                                    2004     1.000          1.107            -

Pioneer Strategic Income VCT Portfolio - Class II Shares (6/03)     2005     1.098          1.098            -
                                                                    2004     1.000          1.098            -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                     UNIT VALUE                  NUMBER OF UNITS
                                                                    AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                     PORTFOLIO NAME                           YEAR    OF YEAR      END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  ------------  -------------  ---------------
   Pioneer Value VCT Portfolio - Class II Shares (7/03)       2005     1.086          1.109            -
                                                              2004     1.000          1.086            -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (11/05)  2005     1.011          1.029            -

   Total Return Fund - Class II (6/03)                        2005     1.053          1.058            -
                                                              2004     1.000          1.053            -



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumlation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 08/05: Pioneer Papp Small and Mid Cap Growth VCT portfolio - Class II Shares changed it name to Pioneer Small and Mid Cap Growth VCT portfolio - Class II Shares.



Effective 08/05: Pioneer Papp America - Pacific Rim Fund VCT - Class II Shares changed it name to Pioneer AmPac Growth VCT portfolio - Class II Shares.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
  (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS
                                    ISSUED.)


If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.



An eligible nursing home is defined as an institution or special nursing unit of a hospital which:



      (a)   is Medicare approved as a provider of skilled nursing care services;
            and



      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.



                                       OR



Meets all of the following standards:



      (a) is licensed as a nursing care facility by the state in which it is licensed;



      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;



      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;



      (d) provides, as a primary function, nursing care and room and board; and charges for these services;



      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);



      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and



      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.



We will not waive withdrawal charges if confinement is due to one or more of the following causes:



      (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis



      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician



      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed



      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.



FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.



The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.



We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



              The Insurance Company
              Principal Underwriter
              Distribution and Principal Underwriting Agreement
              Valuation of Assets
              Federal Tax Considerations
              Independent Registered Public Accounting Firm
              Condensed Financial Information
              Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-72-73-87, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-72-73-87.


Name: _________________________

Address: ______________________

          _____________________


Check Box:
[   ] MIC-Book-72-73-87

[   ] MLAC Book-72-73-87

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Book 87                                                              May 1, 2006
                                                                   19027-00-0506

                           PIONEER ANNUISTARSM ANNUITY
                             PORTFOLIO ARCHITECT II
                            PIONEER ANNUISTAR(SM) VALUE

                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED



                                   MAY 1, 2006


                                       FOR


         METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES



                                    ISSUED BY



                    METLIFE INSURANCE COMPANY OF CONNECTICUT*



This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS

THE INSURANCE COMPANY...........................................................     2
PRINCIPAL UNDERWRITER...........................................................     2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...............................     3
VALUATION OF ASSETS.............................................................     3
FEDERAL TAX CONSIDERATIONS......................................................     4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................     8
CONDENSED FINANCIAL INFORMATION.................................................     9
FINANCIAL STATEMENTS............................................................     1


--------------
* The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

THE INSURANCE COMPANY



MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Separate Account Thirteen for Variable Annuities (formerly known as The TIC Separate Account Thirteen for Variable Annuities) (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Connecticut Insurance Commissioner to adopt regulations under it.
Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.



                              PRINCIPAL UNDERWRITER



Travelers Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. MLIDLLC is affiliated with the Company and the Separate Account.



                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT



Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.



Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.

                        MLIDLLC Underwriting Commissions



                                               UNDERWRITING COMMISSIONS PAID TO        AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                MLIDLLC BY THE COMPANY                     RETAINED BY MLIDLLC
----                                           --------------------------------        ----------------------------------
2005                                                     $132,588,671                                  $0

2004                                                     $132,410,000                                  $0

2003                                                     $ 73,233,000                                  $0



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,366,257 to $8,402. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $29,851,648 to $438,893. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $33,217,905 to $273,717.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:



AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.



Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a/ Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a/ Smith Barney)
Tower Square Securities, Inc.



There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

                               VALUATION OF ASSETS


FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.




THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

            (a) = investment income plus capital gains and losses (whether realized or unrealized);

            (b) = any deduction for applicable taxes (presently zero); and

            (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each funding option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each funding option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                        CALCULATION OF MONEY MARKET YIELD



From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:



        EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1



Where:



BaseReturn = (AUVChange - ContractChargeAdjustment) / PriorAUV.
AUVChange = CurrentAUV - PriorAUV.
ContractChargeAdjustment = AverageAUV * Period Charge.

AverageAUV = (CurrentAUV + PriorAUV) / 2.
PeriodCharge = AnnualContractFee * (7/365).
PriorAUV = Unit value as of 7 days prior.
CurrentAUV = Unit value as of the reporting period (last day of the month).



We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:



BaseReturn = AUVChange / PriorAUV



Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.


FOREIGN TAX CREDIT



To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70-1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant.

The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59-1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements of TIC Separate Account Thirteen for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Insurance Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of TIC Separate Account Thirteen for Variable Annuities for the year or lesser periods ended December 31, 2004, and financial highlights for the period May 21, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004 or lesser periods, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for variable interest entities in 2003.

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.75%



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------  ----   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                              2005       0.986           0.997                18,645
                                                              2004       0.993           0.986                19,865
                                                              2003       1.000           0.993                     -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)      2005       1.279           1.364                     -
                                                              2004       1.224           1.279                     -
                                                              2003       1.000           1.224                     -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)      2005       1.387           1.462                     -
                                                              2004       1.243           1.387                     -
                                                              2003       1.000           1.243                     -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                              2005       1.324           1.346                29,997
                                                              2004       1.214           1.324                35,918
                                                              2003       1.000           1.214                     -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/03)                                             2005       1.460           1.504                     -
                                                              2004       1.333           1.460                     -
                                                              2003       1.000           1.333                     -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)  2005       1.557           1.685                10,361
                                                              2004       1.336           1.557                11,039
                                                              2003       1.000           1.336                     -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                           2005       1.342           1.445                     -
                                                              2004       1.255           1.342                     -
                                                              2003       1.000           1.255                     -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                              2005       1.290           1.330                     -
                                                              2004       1.231           1.290                     -
                                                              2003       1.000           1.231                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------  ----   -------------   -------------   ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                    2005       1.649           1.848                     -
                                                              2004       1.411           1.649                     -
                                                              2003       1.000           1.411                     -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)      2005       1.000           0.994                     -
                                                              2004       0.994           1.000                     -

   Pioneer America Income VCT Portfolio - Class II Shares
   (12/03)                                                    2005       1.007           1.007                     -
                                                              2004       0.994           1.007                     -
                                                              2003       1.000           0.994                     -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)   2005       1.139           1.161                33,952
                                                              2004       1.109           1.139                36,173
                                                              2003       1.000           1.109                     -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (7/05)                                                     2005       1.020           1.084                13,651

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                    2005       1.759           2.378                 4,460
                                                              2004       1.508           1.759                 3,035
                                                              2003       1.000           1.508                     -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                     2005       1.372           1.423                10,312
                                                              2004       1.203           1.372                15,160
                                                              2003       1.000           1.203                     -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)      2005       1.488           1.577                     -
                                                              2004       1.281           1.488                     -
                                                              2003       1.000           1.281                     -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)        2005       1.320           1.374                     -
                                                              2004       1.211           1.320                     -
                                                              2003       1.000           1.211                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------  ----   -------------   -------------   ---------------
Pioneer Global High Yield VCT Portfolio - Class II
Shares (7/05)                                                 2005       1.026           1.039                14,368

Pioneer Growth Shares VCT Portfolio - Class II Shares
(11/03)                                                       2005       1.204           1.221                     -
                                                              2004       1.152           1.204                     -
                                                              2003       1.000           1.152                     -

Pioneer High Yield VCT Portfolio - Class II Shares (9/03)     2005       1.219           1.218                     -
                                                              2004       1.151           1.219                     -
                                                              2003       1.000           1.151                     -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (7/05)                                        2005       1.014           1.083                 6,195

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                              2005       0.991           1.063             1,365,800

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                        2005       0.976           1.049                     -

Pioneer International Value VCT Portfolio - Class II
Shares (1/04)                                                 2005       1.499           1.697                     -
                                                              2004       1.288           1.499                     -
                                                              2003       1.000           1.288                     -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                        2005       1.582           1.673                     -
                                                              2004       1.322           1.582                13,464
                                                              2003       1.000           1.322                     -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                              2005       1.094           1.163                12,547
                                                              2004       1.022           1.094                     -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (9/03)                                                 2005       1.676           1.891                     -
                                                              2004       1.259           1.676                 9,713
                                                              2003       1.000           1.259                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------  ----   -------------   -------------   ---------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (7/04)                                                  2005       1.072           1.102                     -
                                                              2004       1.049           1.072                     -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                     2005       1.594           1.740                 8,504
                                                              2004       1.353           1.594                13,226
                                                              2003       1.000           1.353                     -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                     2005       1.428           1.426                     -
                                                              2004       1.284           1.428                     -
                                                              2003       1.000           1.284                     -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (9/03)                                                     2005       1.175           1.184                     -
                                                              2004       1.088           1.175                     -
                                                              2003       1.000           1.088                     -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)      2005       1.303           1.340                     -
                                                              2004       1.190           1.303                     -
                                                              2003       1.000           1.190                     -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)   2005       0.950           1.035                     -

   Total Return Fund - Class II (6/03)                        2005       1.187           1.201                     -
                                                              2004       1.113           1.187                     -
                                                              2003       1.000           1.113                     -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.80%



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------  ----   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                              2005       1.000           1.010                     -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)      2005       1.000           1.081                     -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)      2005       1.000           1.054                     -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                              2005       1.000           1.018                     -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/03)                                             2005       1.000           1.055                     -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)  2005       1.000           1.076                   251

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                           2005       1.000           1.091                     -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                              2005       1.000           1.044                     -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                    2005       1.000           1.147                     -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)      2005       1.000           0.993                     -

   Pioneer America Income VCT Portfolio - Class II Shares
   (12/03)                                                    2005       1.000           0.994                     -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)   2005       1.000           1.016                     -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (7/05)                                                     2005       1.019           1.084                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------  ----   -------------   -------------   ---------------
Pioneer Emerging Markets VCT Portfolio - Class II Shares
(11/03)                                                       2005       1.000           1.297                     -

Pioneer Equity Income VCT Portfolio - Class II Shares
(9/03)                                                        2005       1.000           1.031                     -

Pioneer Europe VCT Portfolio - Class II Shares (9/03)         2005       1.000           1.041                     -

Pioneer Fund VCT Portfolio - Class II Shares (9/03)           2005       1.000           1.048                     -

Pioneer Global High Yield VCT Portfolio - Class II
Shares (7/05)                                                 2005       1.026           1.039                     -

Pioneer Growth Shares VCT Portfolio - Class II Shares
(11/03)                                                       2005       1.000           1.023                     -

Pioneer High Yield VCT Portfolio - Class II Shares (9/03)     2005       1.000           0.996                     -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (7/05)                                        2005       1.014           1.083                     -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                              2005       0.991           1.063                     -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                        2005       0.976           1.048                     -

Pioneer International Value VCT Portfolio - Class II
Shares (1/04)                                                 2005       1.000           1.128                     -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                        2005       1.000           1.061                     -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                              2005       1.000           1.098                     -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (9/03)                                                 2005       1.000           1.180                     -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class
II (7/04)                                                     2005       1.000           1.018                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------  ----   -------------   -------------   ---------------
   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                     2005       1.000           1.108                     -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                     2005       1.000           1.031                     -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (9/03)                                                     2005       1.000           1.001                     -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)      2005       1.000           1.027                     -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)   2005       0.950           1.035                     -

   Total Return Fund - Class II (6/03)                        2005       1.000           1.017                     -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.95%



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------  ----   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                              2005       0.982           0.991               555,003
                                                              2004       0.992           0.982             1,188,876
                                                              2003       1.000           0.992                90,248

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)      2005       1.274           1.357               284,977
                                                              2004       1.222           1.274               231,497
                                                              2003       1.000           1.222                     -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)      2005       1.382           1.454               183,457
                                                              2004       1.241           1.382               108,904
                                                              2003       1.000           1.241                     -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                              2005       1.320           1.339               940,154
                                                              2004       1.213           1.320               637,163
                                                              2003       1.000           1.213                     -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/03)                                             2005       1.456           1.496               192,772
                                                              2004       1.331           1.456               195,100
                                                              2003       1.000           1.331                     -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)  2005       1.551           1.676               258,807
                                                              2004       1.335           1.551               177,969
                                                              2003       1.000           1.335                     -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                           2005       1.337           1.438               656,296
                                                              2004       1.253           1.337               533,462
                                                              2003       1.000           1.253                     -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                              2005       1.286           1.322               178,734
                                                              2004       1.230           1.286               151,437
                                                              2003       1.000           1.230                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------  ----   -------------   -------------   ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                    2005       1.643           1.838               309,893
                                                              2004       1.409           1.643               181,942
                                                              2003       1.000           1.409                     -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)      2005       0.998           0.991                42,068
                                                              2004       0.993           0.998                41,461

   Pioneer America Income VCT Portfolio - Class II Shares
   (12/03)                                                    2005       1.003           1.001               653,184
                                                              2004       0.993           1.003               468,464
                                                              2003       1.000           0.993                     -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)   2005       1.136           1.155               219,105
                                                              2004       1.107           1.136               157,092
                                                              2003       1.000           1.107                     -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (7/05)                                                     2005       1.019           1.082               146,470

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                    2005       1.753           2.366               154,430
                                                              2004       1.506           1.753               140,964
                                                              2003       1.000           1.506                     -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                     2005       1.368           1.415               605,737
                                                              2004       1.202           1.368               426,769
                                                              2003       1.000           1.202                     -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)      2005       1.483           1.568                32,721
                                                              2004       1.280           1.483                13,099
                                                              2003       1.000           1.280                     -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)        2005       1.316           1.367               738,510
                                                              2004       1.209           1.316               586,630
                                                              2003       1.000           1.209                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------  ----   -------------   -------------   ---------------
Pioneer Global High Yield VCT Portfolio - Class II
Shares (7/05)                                                 2005       1.025           1.037                15,394

Pioneer Growth Shares VCT Portfolio - Class II Shares
(11/03)                                                       2005       1.200           1.215               155,730
                                                              2004       1.151           1.200               149,246
                                                              2003       1.000           1.151                     -

Pioneer High Yield VCT Portfolio - Class II Shares (9/03)     2005       1.215           1.211             1,032,790
                                                              2004       1.149           1.215               746,313
                                                              2003       1.000           1.149                     -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (7/05)                                        2005       1.013           1.081                     -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                              2005       0.991           1.062                19,966

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                        2005       0.976           1.047                     -

Pioneer International Value VCT Portfolio - Class II
Shares (1/04)                                                 2005       1.494           1.688               129,994
                                                              2004       1.286           1.494                27,095
                                                              2003       1.000           1.286                     -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                        2005       1.576           1.664               359,343
                                                              2004       1.320           1.576               236,024
                                                              2003       1.000           1.320                     -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                              2005       1.092           1.159               231,337
                                                              2004       1.022           1.092                40,688

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (9/03)                                                 2005       1.670           1.881               441,307
                                                              2004       1.258           1.670               237,566
                                                              2003       1.000           1.258                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------  ----   -------------   -------------   ---------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (7/04)                                                  2005       1.070           1.098               103,572
                                                              2004       1.049           1.070                59,182

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                     2005       1.589           1.731               274,235
                                                              2004       1.351           1.589                92,868
                                                              2003       1.000           1.351                     -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                     2005       1.423           1.419                67,239
                                                              2004       1.282           1.423                61,193
                                                              2003       1.000           1.282                     -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (9/03)                                                     2005       1.171           1.177             1,256,972
                                                              2004       1.086           1.171               848,679
                                                              2003       1.000           1.086                     -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)      2005       1.298           1.333               360,467
                                                              2004       1.188           1.298               250,563
                                                              2003       1.000           1.188                     -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)   2005       0.950           1.033                     -

   Total Return Fund - Class II (6/03)                        2005       1.183           1.194               398,222
                                                              2004       1.112           1.183               267,186
                                                              2003       1.000           1.112                     -

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.00%



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------  ----   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                              2005       0.996           1.005                     -
                                                              2004       1.000           0.996                     -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)      2005       1.057           1.125                     -
                                                              2004       1.000           1.057                     -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)      2005       1.067           1.122                33,961
                                                              2004       1.000           1.067                     -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                              2005       1.075           1.089                     -
                                                              2004       1.000           1.075                     -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/03)                                             2005       1.087           1.117                27,553
                                                              2004       1.000           1.087                     -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)  2005       1.158           1.251                 4,934
                                                              2004       1.000           1.158                     -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                           2005       1.055           1.134                     -
                                                              2004       1.000           1.055                     -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                              2005       1.049           1.078                     -
                                                              2004       1.000           1.049                     -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                    2005       1.171           1.310                24,184
                                                              2004       1.000           1.171                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------  ----   -------------   -------------   ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)      2005       0.994           0.986                 5,578
                                                              2004       0.989           0.994                     -

   Pioneer America Income VCT Portfolio - Class II Shares
   (12/03)                                                    2005       1.035           1.032                     -
                                                              2004       1.000           1.035                     -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)   2005       1.028           1.045                     -
                                                              2004       1.000           1.028                     -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (7/05)                                                     2005       1.019           1.082                     -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                    2005       1.298           1.751                     -
                                                              2004       1.000           1.298                     -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                     2005       1.127           1.166                     -
                                                              2004       1.000           1.127                     -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)      2005       1.180           1.247                     -
                                                              2004       1.000           1.180                     -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)        2005       1.093           1.134                 5,379
                                                              2004       1.000           1.093                     -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (7/05)                                              2005       1.025           1.037                     -

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (11/03)                                                    2005       1.083           1.096                26,974
                                                              2004       1.000           1.083                     -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)  2005       1.087           1.084                     -
                                                              2004       1.000           1.087                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------  ----   -------------   -------------   ---------------
Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (7/05)                                        2005       1.013           1.081                     -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                              2005       0.991           1.061                     -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                        2005       0.976           1.047                     -

Pioneer International Value VCT Portfolio - Class II
Shares (1/04)                                                 2005       1.173           1.324                     -
                                                              2004       1.000           1.173                     -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                        2005       1.146           1.209                 6,922
                                                              2004       1.000           1.146                     -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                              2005       1.072           1.137                 7,283
                                                              2004       1.000           1.072                     -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (9/03)                                                 2005       1.311           1.476                     -
                                                              2004       1.000           1.311                     -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class
II (7/04)                                                     2005       1.012           1.038                     -
                                                              2004       0.992           1.012                     -

Pioneer Small Cap Value VCT Portfolio - Class II Shares
(9/03)                                                        2005       1.156           1.259                     -
                                                              2004       1.000           1.156                     -

Pioneer Small Company VCT Portfolio - Class II Shares
(6/03)                                                        2005       1.110           1.106                     -
                                                              2004       1.000           1.110                     -

Pioneer Strategic Income VCT Portfolio - Class II Shares
(9/03)                                                        2005       1.100           1.106                37,630
                                                              2004       1.000           1.100                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------  ----   -------------   -------------   ---------------
   Pioneer Value VCT Portfolio - Class II Shares (12/03)      2005       1.088           1.117                     -
                                                              2004       1.000           1.088                     -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)   2005       0.950           1.033                     -

   Total Return Fund - Class II (6/03)                        2005       1.056           1.065                     -
                                                              2004       1.000           1.056                     -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.05%



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------  ----   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                              2005       0.981           0.989                17,032
                                                              2004       0.991           0.981                 4,000
                                                              2003       1.000           0.991                     -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)      2005       1.272           1.353                 6,194
                                                              2004       1.221           1.272                     -
                                                              2003       1.000           1.221                     -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)      2005       1.380           1.450                     -
                                                              2004       1.240           1.380                     -
                                                              2003       1.000           1.240                     -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                              2005       1.318           1.335                 4,535
                                                              2004       1.212           1.318                     -
                                                              2003       1.000           1.212                     -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/03)                                             2005       1.453           1.492                 5,606
                                                              2004       1.331           1.453                     -
                                                              2003       1.000           1.331                     -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)  2005       1.549           1.672                25,399
                                                              2004       1.334           1.549                 1,081
                                                              2003       1.000           1.334                     -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                           2005       1.335           1.434                14,380
                                                              2004       1.252           1.335                     -
                                                              2003       1.000           1.252                     -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                              2005       1.284           1.319                     -
                                                              2004       1.229           1.284                     -
                                                              2003       1.000           1.229                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------  ----   -------------   -------------   ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                    2005       1.640           1.833                 8,577
                                                              2004       1.409           1.640                     -
                                                              2003       1.000           1.409                     -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)      2005       0.998           0.989                     -
                                                              2004       0.993           0.998                     -

   Pioneer America Income VCT Portfolio - Class II Shares
   (12/03)                                                    2005       1.002           0.999                18,120
                                                              2004       0.992           1.002                     -
                                                              2003       1.000           0.992                     -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)   2005       1.134           1.152                     -
                                                              2004       1.106           1.134                     -
                                                              2003       1.000           1.106                     -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (7/05)                                                     2005       1.019           1.082                     -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                    2005       1.750           2.359                 3,819
                                                              2004       1.505           1.750                     -
                                                              2003       1.000           1.505                     -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                     2005       1.365           1.412                 8,507
                                                              2004       1.201           1.365                     -
                                                              2003       1.000           1.201                     -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)      2005       1.481           1.564                     -
                                                              2004       1.279           1.481                     -
                                                              2003       1.000           1.279                     -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)        2005       1.313           1.363                 9,164
                                                              2004       1.209           1.313                     -
                                                              2003       1.000           1.209                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------  ----   -------------   -------------   ---------------
Pioneer Global High Yield VCT Portfolio - Class II
Shares (7/05)                                                 2005       1.025           1.037                     -

Pioneer Growth Shares VCT Portfolio - Class II Shares
(11/03)                                                       2005       1.198           1.211                     -
                                                              2004       1.150           1.198                     -
                                                              2003       1.000           1.150                     -

Pioneer High Yield VCT Portfolio - Class II Shares (9/03)     2005       1.213           1.208                 4,982
                                                              2004       1.149           1.213                     -
                                                              2003       1.000           1.149                     -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (7/05)                                        2005       1.013           1.081                30,483

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                              2005       0.991           1.061                     -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                        2005       0.976           1.046               146,137

Pioneer International Value VCT Portfolio - Class II
Shares (1/04)                                                 2005       1.491           1.683                     -
                                                              2004       1.285           1.491                     -
                                                              2003       1.000           1.285                     -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                        2005       1.574           1.660                     -
                                                              2004       1.319           1.574                     -
                                                              2003       1.000           1.319                     -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                              2005       1.091           1.156                     -
                                                              2004       1.022           1.091                     -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (9/03)                                                 2005       1.667           1.876                     -
                                                              2004       1.257           1.667                     -
                                                              2003       1.000           1.257                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------  ----   -------------   -------------   ---------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (7/04)                                                  2005       1.069           1.096                     -
                                                              2004       1.048           1.069                     -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                     2005       1.586           1.726                 7,144
                                                              2004       1.350           1.586                     -
                                                              2003       1.000           1.350                     -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                     2005       1.421           1.415                     -
                                                              2004       1.281           1.421                     -
                                                              2003       1.000           1.281                     -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (9/03)                                                     2005       1.169           1.174                15,842
                                                              2004       1.086           1.169                     -
                                                              2003       1.000           1.086                     -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)      2005       1.296           1.329                18,627
                                                              2004       1.188           1.296                     -
                                                              2003       1.000           1.188                     -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)   2005       0.950           1.032                     -

   Total Return Fund - Class II (6/03)                        2005       1.181           1.191                     -
                                                              2004       1.111           1.181                     -
                                                              2003       1.000           1.111                     -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.15%



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Money Market Portfolio (8/03)                                              2005          0.979          0.986           36,823
                                                                               2004          0.990          0.979           30,323
                                                                               2003          1.000          0.990           86,167

AIM Variable Insurance Funds
    AIM V.I. Capital Appreciation Fund - Series II (9/03)                      2005          1.270          1.350           22,645
                                                                               2004          1.220          1.270           17,165
                                                                               2003          1.000          1.220           16,944

    AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)                      2005          1.378          1.446           16,578
                                                                               2004          1.239          1.378           16,578
                                                                               2003          1.000          1.239           16,578

Franklin Templeton Variable Insurance Products Trust
    Franklin Rising Dividends Securities Fund - Class 2 Shares (6/03)          2005          1.316          1.332           48,012
                                                                               2004          1.211          1.316           44,062
                                                                               2003          1.000          1.211           16,965

    Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares (11/03)     2005          1.451          1.488           24,837
                                                                               2004          1.330          1.451           25,125
                                                                               2003          1.000          1.330           15,592

    Templeton Foreign Securities Fund - Class 2 Shares (9/03)                  2005          1.546          1.667           23,966
                                                                               2004          1.333          1.546           10,885
                                                                               2003          1.000          1.333                -

Greenwich Street Series Fund
    Salomon Brothers Variable Aggressive Growth Fund - Class II Shares (9/03)  2005          1.333          1.430           23,147
                                                                               2004          1.252          1.333           26,008
                                                                               2003          1.000          1.252                -

Oppenheimer Variable Account Funds
    Oppenheimer Capital Appreciation Fund/VA - Service Shares (6/03)           2005          1.282          1.315              218
                                                                               2004          1.228          1.282            1,836
                                                                               2003          1.000          1.228                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Oppenheimer Global Securities Fund/VA - Service Shares (11/03)             2005          1.638          1.828           21,225
                                                                               2004          1.408          1.638           17,702
                                                                               2003          1.000          1.408           14,907

Pioneer Variable Contracts Trust
    Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)                      2005          0.997          0.987            3,217
                                                                               2004          0.992          0.997            3,220

    Pioneer America Income VCT Portfolio - Class II Shares (12/03)             2005          1.000          0.996           54,534
                                                                               2004          0.992          1.000           39,336
                                                                               2003          1.000          0.992                -

    Pioneer Balanced VCT Portfolio - Class II Shares (11/03)                   2005          1.132          1.149              243
                                                                               2004          1.106          1.132            2,028
                                                                               2003          1.000          1.106                -

    Pioneer Cullen Value VCT Portfolio - Class II Shares (7/05)                2005          1.018          1.081                -

    Pioneer Emerging Markets VCT Portfolio - Class II Shares (11/03)           2005          1.747          2.353              386
                                                                               2004          1.504          1.747            1,007
                                                                               2003          1.000          1.504                -

    Pioneer Equity Income VCT Portfolio - Class II Shares (9/03)               2005          1.363          1.408           29,178
                                                                               2004          1.200          1.363           29,611
                                                                               2003          1.000          1.200                -

    Pioneer Europe VCT Portfolio - Class II Shares (9/03)                      2005          1.478          1.560                -
                                                                               2004          1.278          1.478                -
                                                                               2003          1.000          1.278                -

    Pioneer Fund VCT Portfolio - Class II Shares (9/03)                        2005          1.311          1.360            7,706
                                                                               2004          1.208          1.311                -
                                                                               2003          1.000          1.208                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
Pioneer Global High Yield VCT Portfolio - Class II Shares (7/05)           2005          1.024          1.036                -

Pioneer Growth Shares VCT Portfolio - Class II Shares (11/03)              2005          1.196          1.208              240
                                                                           2004          1.149          1.196              241
                                                                           2003          1.000          1.149                -

Pioneer High Yield VCT Portfolio - Class II Shares (9/03)                  2005          1.211          1.205           38,860
                                                                           2004          1.148          1.211           39,838
                                                                           2003          1.000          1.148                -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II Shares
(7/05)                                                                     2005          1.013          1.080                -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares (4/05)  2005          0.991          1.060                -

Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares
(4/05)                                                                     2005          0.976          1.045                -

Pioneer International Value VCT Portfolio - Class II Shares (1/04)         2005          1.489          1.679                -
                                                                           2004          1.285          1.489                -
                                                                           2003          1.000          1.285                -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares (9/03)               2005          1.571          1.655           20,172
                                                                           2004          1.318          1.571           22,267
                                                                           2003          1.000          1.318                -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares (5/04)  2005          1.090          1.154           11,689
                                                                           2004          1.022          1.090           12,267

Pioneer Real Estate Shares VCT Portfolio - Class II Shares (9/03)          2005          1.664          1.871              200
                                                                           2004          1.256          1.664            1,506
                                                                           2003          1.000          1.256                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (7/04)           2005          1.069          1.094            4,531
                                                                               2004          1.048          1.069            4,534

    Pioneer Small Cap Value VCT Portfolio - Class II Shares (9/03)             2005          1.583          1.722                -
                                                                               2004          1.349          1.583            1,337
                                                                               2003          1.000          1.349                -

    Pioneer Small Company VCT Portfolio - Class II Shares (6/03)               2005          1.418          1.411              202
                                                                               2004          1.280          1.418              203
                                                                               2003          1.000          1.280                -

    Pioneer Strategic Income VCT Portfolio - Class II Shares (9/03)            2005          1.168          1.171           31,972
                                                                               2004          1.085          1.168           23,552
                                                                               2003          1.000          1.085                -

    Pioneer Value VCT Portfolio - Class II Shares (12/03)                      2005          1.294          1.326            5,586
                                                                               2004          1.187          1.294              450
                                                                               2003          1.000          1.187                -

Salomon Brothers Variable Series Funds Inc.
    Salomon Brothers Variable All Cap Fund - Class II (4/05)                   2005          0.950          1.031                -

    Total Return Fund - Class II (6/03)                                        2005          1.179          1.188              239
                                                                               2004          1.110          1.179              241
                                                                               2003          1.000          1.110                -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.20%



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Money Market Portfolio (8/03)                                              2005          0.995          1.001                -
                                                                               2004          1.000          0.995                -

AIM Variable Insurance Funds
    AIM V.I. Capital Appreciation Fund - Series II (9/03)                      2005          1.056          1.121                -
                                                                               2004          1.000          1.056                -

    AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)                      2005          1.066          1.119                -
                                                                               2004          1.000          1.066                -

Franklin Templeton Variable Insurance Products Trust
    Franklin Rising Dividends Securities Fund - Class 2 Shares (6/03)          2005          1.073          1.086                -
                                                                               2004          1.000          1.073                -

    Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares (11/03)     2005          1.086          1.113                -
                                                                               2004          1.000          1.086                -

    Templeton Foreign Securities Fund - Class 2 Shares (9/03)                  2005          1.157          1.247                -
                                                                               2004          1.000          1.157                -

Greenwich Street Series Fund
    Salomon Brothers Variable Aggressive Growth Fund - Class II Shares (9/03)  2005          1.054          1.130                -
                                                                               2004          1.000          1.054                -

Oppenheimer Variable Account Funds
    Oppenheimer Capital Appreciation Fund/VA - Service Shares (6/03)           2005          1.048          1.075                -
                                                                               2004          1.000          1.048                -

    Oppenheimer Global Securities Fund/VA - Service Shares (11/03)             2005          1.170          1.306                -
                                                                               2004          1.000          1.170                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
Pioneer Variable Contracts Trust
    Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)                      2005          0.993          0.983                -
                                                                               2004          0.989          0.993                -

    Pioneer America Income VCT Portfolio - Class II Shares (12/03)             2005          1.033          1.029                -
                                                                               2004          1.000          1.033                -

    Pioneer Balanced VCT Portfolio - Class II Shares (11/03)                   2005          1.027          1.042                -
                                                                               2004          1.000          1.027                -

    Pioneer Cullen Value VCT Portfolio - Class II Shares (7/05)                2005          1.018          1.080                -

    Pioneer Emerging Markets VCT Portfolio - Class II Shares (11/03)           2005          1.296          1.745                -
                                                                               2004          1.000          1.296                -

    Pioneer Equity Income VCT Portfolio - Class II Shares (9/03)               2005          1.126          1.162                -
                                                                               2004          1.000          1.126                -

    Pioneer Europe VCT Portfolio - Class II Shares (9/03)                      2005          1.178          1.243                -
                                                                               2004          1.000          1.178                -

    Pioneer Fund VCT Portfolio - Class II Shares (9/03)                        2005          1.091          1.131                -
                                                                               2004          1.000          1.091                -

    Pioneer Global High Yield VCT Portfolio - Class II Shares (7/05)           2005          1.024          1.035                -

    Pioneer Growth Shares VCT Portfolio - Class II Shares (11/03)              2005          1.082          1.093                -
                                                                               2004          1.000          1.082                -

    Pioneer High Yield VCT Portfolio - Class II Shares (9/03)                  2005          1.086          1.080                -
                                                                               2004          1.000          1.086                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II Shares
  (7/05)                                                                   2005          1.013          1.079                -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares (4/05)  2005          0.991          1.060                -

Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares
  (4/05)                                                                   2005          0.976          1.045                -

Pioneer International Value VCT Portfolio - Class II Shares (1/04)         2005          1.171          1.320                -
                                                                           2004          1.000          1.171                -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares (9/03)               2005          1.145          1.205                -
                                                                           2004          1.000          1.145                -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares (5/04)  2005          1.071          1.134                -
                                                                           2004          1.000          1.071                -

Pioneer Real Estate Shares VCT Portfolio - Class II Shares (9/03)          2005          1.309          1.471                -
                                                                           2004          1.000          1.309                -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (7/04)           2005          1.011          1.035                -
                                                                           2004          0.992          1.011                -

Pioneer Small Cap Value VCT Portfolio - Class II Shares (9/03)             2005          1.155          1.255                -
                                                                           2004          1.000          1.155                -

Pioneer Small Company VCT Portfolio - Class II Shares (6/03)               2005          1.109          1.103                -
                                                                           2004          1.000          1.109                -

Pioneer Strategic Income VCT Portfolio - Class II Shares (9/03)            2005          1.099          1.102                -
                                                                           2004          1.000          1.099                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Pioneer Value VCT Portfolio - Class II Shares (12/03)                      2005          1.087          1.113                -
                                                                               2004          1.000          1.087                -

Salomon Brothers Variable Series Funds Inc.
    Salomon Brothers Variable All Cap Fund - Class II (4/05)                   2005          0.949          1.031                -

    Total Return Fund - Class II (6/03)                                        2005          1.054          1.062                -
                                                                               2004          1.000          1.054                -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Money Market Portfolio (8/03)                                              2005          0.995          1.001                -
                                                                               2004          1.000          0.995                -

AIM Variable Insurance Funds
    AIM V.I. Capital Appreciation Fund - Series II (9/03)                      2005          1.055          1.120            5,464
                                                                               2004          1.000          1.055                -

    AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)                      2005          1.066          1.118            4,738
                                                                               2004          1.000          1.066                -

Franklin Templeton Variable Insurance Products Trust
    Franklin Rising Dividends Securities Fund - Class 2 Shares (6/03)          2005          1.073          1.085            2,549
                                                                               2004          1.000          1.073                -

    Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares (11/03)     2005          1.086          1.112            2,671
                                                                               2004          1.000          1.086                -

    Templeton Foreign Securities Fund - Class 2 Shares (9/03)                  2005          1.157          1.246                -
                                                                               2004          1.000          1.157                -

Greenwich Street Series Fund
    Salomon Brothers Variable Aggressive Growth Fund - Class II Shares (9/03)  2005          1.053          1.129                -
                                                                               2004          1.000          1.053                -

Oppenheimer Variable Account Funds
    Oppenheimer Capital Appreciation Fund/VA - Service Shares (6/03)           2005          1.047          1.074            5,070
                                                                               2004          1.000          1.047                -

    Oppenheimer Global Securities Fund/VA - Service Shares (11/03)             2005          1.170          1.305            4,317
                                                                               2004          1.000          1.170                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
Pioneer Variable Contracts Trust
    Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)                      2005          0.993          0.982                -
                                                                               2004          0.989          0.993                -

    Pioneer America Income VCT Portfolio - Class II Shares (12/03)             2005          1.033          1.028              493
                                                                               2004          1.000          1.033                -

    Pioneer Balanced VCT Portfolio - Class II Shares (11/03)                   2005          1.026          1.041                -
                                                                               2004          1.000          1.026                -

    Pioneer Cullen Value VCT Portfolio - Class II Shares (7/05)                2005          1.018          1.080                -

    Pioneer Emerging Markets VCT Portfolio - Class II Shares (11/03)           2005          1.296          1.744                -
                                                                               2004          1.000          1.296                -

    Pioneer Equity Income VCT Portfolio - Class II Shares (9/03)               2005          1.126          1.161            2,732
                                                                               2004          1.000          1.126                -

    Pioneer Europe VCT Portfolio - Class II Shares (9/03)                      2005          1.178          1.242                -
                                                                               2004          1.000          1.178                -

    Pioneer Fund VCT Portfolio - Class II Shares (9/03)                        2005          1.091          1.130                -
                                                                               2004          1.000          1.091                -

    Pioneer Global High Yield VCT Portfolio - Class II Shares (7/05)           2005          1.024          1.035                -

    Pioneer Growth Shares VCT Portfolio - Class II Shares (11/03)              2005          1.082          1.092            5,787
                                                                               2004          1.000          1.082                -

    Pioneer High Yield VCT Portfolio - Class II Shares (9/03)                  2005          1.086          1.079              237
                                                                               2004          1.000          1.086                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II Shares
  (7/05)                                                                   2005          1.012          1.079                -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares (4/05)  2005          0.991          1.059          285,700

Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares
  (4/05)                                                                   2005          0.975          1.045                -

Pioneer International Value VCT Portfolio - Class II Shares (1/04)         2005          1.171          1.319            4,599
                                                                           2004          1.000          1.171                -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares (9/03)               2005          1.144          1.204            2,632
                                                                           2004          1.000          1.144                -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares (5/04)  2005          1.071          1.133                -
                                                                           2004          1.000          1.071                -

Pioneer Real Estate Shares VCT Portfolio - Class II Shares (9/03)          2005          1.309          1.470            2,038
                                                                           2004          1.000          1.309                -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (7/04)           2005          1.011          1.034                -
                                                                           2004          0.992          1.011                -

Pioneer Small Cap Value VCT Portfolio - Class II Shares (9/03)             2005          1.155          1.254            2,618
                                                                           2004          1.000          1.155                -

Pioneer Small Company VCT Portfolio - Class II Shares (6/03)               2005          1.109          1.102              473
                                                                           2004          1.000          1.109                -

Pioneer Strategic Income VCT Portfolio - Class II Shares (9/03)            2005          1.099          1.101            4,712
                                                                           2004          1.000          1.099                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Pioneer Value VCT Portfolio - Class II Shares (12/03)                      2005          1.087          1.112                -
                                                                               2004          1.000          1.087                -

Salomon Brothers Variable Series Funds Inc.
    Salomon Brothers Variable All Cap Fund - Class II (4/05)                   2005          0.949          1.030                -

    Total Return Fund - Class II (6/03)                                        2005          1.054          1.061                -
                                                                               2004          1.000          1.054                -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.35%



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Money Market Portfolio (8/03)                                              2005          0.976          0.981                -
                                                                               2004          0.989          0.976                -
                                                                               2003          1.000          0.989                -

AIM Variable Insurance Funds
    AIM V.I. Capital Appreciation Fund - Series II (9/03)                      2005          1.266          1.342                -
                                                                               2004          1.219          1.266                -
                                                                               2003          1.000          1.219                -

    AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)                      2005          1.373          1.439                -
                                                                               2004          1.238          1.373                -
                                                                               2003          1.000          1.238                -

Franklin Templeton Variable Insurance Products Trust
    Franklin Rising Dividends Securities Fund - Class 2 Shares (6/03)          2005          1.311          1.325                -
                                                                               2004          1.209          1.311                -
                                                                               2003          1.000          1.209                -

    Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares (11/03)     2005          1.446          1.480                -
                                                                               2004          1.328          1.446                -
                                                                               2003          1.000          1.328                -

    Templeton Foreign Securities Fund - Class 2 Shares (9/03)                  2005          1.541          1.658                -
                                                                               2004          1.331          1.541                -
                                                                               2003          1.000          1.331                -

Greenwich Street Series Fund
    Salomon Brothers Variable Aggressive Growth Fund - Class II Shares (9/03)  2005          1.328          1.423                -
                                                                               2004          1.250          1.328                -
                                                                               2003          1.000          1.250                -

Oppenheimer Variable Account Funds
    Oppenheimer Capital Appreciation Fund/VA - Service Shares (6/03)           2005          1.277          1.308                -
                                                                               2004          1.227          1.277                -
                                                                               2003          1.000          1.227                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Oppenheimer Global Securities Fund/VA - Service Shares (11/03)             2005          1.632          1.819                -
                                                                               2004          1.406          1.632                -
                                                                               2003          1.000          1.406                -

Pioneer Variable Contracts Trust
    Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)                      2005          0.995          0.984                -
                                                                               2004          0.992          0.995                -

    Pioneer America Income VCT Portfolio - Class II Shares (12/03)             2005          0.997          0.991                -
                                                                               2004          0.990          0.997                -
                                                                               2003          1.000          0.990                -

    Pioneer Balanced VCT Portfolio - Class II Shares (11/03)                   2005          1.128          1.143                -
                                                                               2004          1.104          1.128                -
                                                                               2003          1.000          1.104                -

    Pioneer Cullen Value VCT Portfolio - Class II Shares (7/05)                2005          1.018          1.079                -

    Pioneer Emerging Markets VCT Portfolio - Class II Shares (11/03)           2005          1.741          2.340                -
                                                                               2004          1.502          1.741                -
                                                                               2003          1.000          1.502                -

    Pioneer Equity Income VCT Portfolio - Class II Shares (9/03)               2005          1.358          1.400                -
                                                                               2004          1.199          1.358                -
                                                                               2003          1.000          1.199                -

    Pioneer Europe VCT Portfolio - Class II Shares (9/03)                      2005          1.473          1.552                -
                                                                               2004          1.276          1.473                -
                                                                               2003          1.000          1.276                -

    Pioneer Fund VCT Portfolio - Class II Shares (9/03)                        2005          1.307          1.352                -
                                                                               2004          1.206          1.307                -
                                                                               2003          1.000          1.206                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
Pioneer Global High Yield VCT Portfolio - Class II Shares (7/05)           2005          1.024          1.034                -

Pioneer Growth Shares VCT Portfolio - Class II Shares (11/03)              2005          1.192          1.202                -
                                                                           2004          1.148          1.192                -
                                                                           2003          1.000          1.148                -

Pioneer High Yield VCT Portfolio - Class II Shares (9/03)                  2005          1.207          1.199                -
                                                                           2004          1.146          1.207                -
                                                                           2003          1.000          1.146                -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II Shares
  (7/05)                                                                   2005          1.012          1.078                -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares (4/05)  2005          0.991          1.058                -

Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares
  (4/05)                                                                   2005          0.975          1.044                -

Pioneer International Value VCT Portfolio - Class II Shares (1/04)         2005          1.484          1.670                -
                                                                           2004          1.283          1.484                -
                                                                           2003          1.000          1.283                -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares (9/03)               2005          1.566          1.647                -
                                                                           2004          1.317          1.566                -
                                                                           2003          1.000          1.317                -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares (5/04)  2005          1.088          1.150                -
                                                                           2004          1.021          1.088                -

Pioneer Real Estate Shares VCT Portfolio - Class II Shares (9/03)          2005          1.659          1.861                -
                                                                           2004          1.254          1.659                -
                                                                           2003          1.000          1.254                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (7/04)           2005          1.067          1.090                -
                                                                               2004          1.047          1.067                -

    Pioneer Small Cap Value VCT Portfolio - Class II Shares (9/03)             2005          1.578          1.713                -
                                                                               2004          1.348          1.578                -
                                                                               2003          1.000          1.348                -

    Pioneer Small Company VCT Portfolio - Class II Shares (6/03)               2005          1.414          1.404                -
                                                                               2004          1.278          1.414                -
                                                                               2003          1.000          1.278                -

    Pioneer Strategic Income VCT Portfolio - Class II Shares (9/03)            2005          1.164          1.165                -
                                                                               2004          1.084          1.164                -
                                                                               2003          1.000          1.084                -

    Pioneer Value VCT Portfolio - Class II Shares (12/03)                      2005          1.290          1.319                -
                                                                               2004          1.185          1.290                -
                                                                               2003          1.000          1.185                -

Salomon Brothers Variable Series Funds Inc.
    Salomon Brothers Variable All Cap Fund - Class II (4/05)                   2005          0.949          1.030                -

    Total Return Fund - Class II (6/03)                                        2005          1.175          1.182                -
                                                                               2004          1.109          1.175                -
                                                                               2003          1.000          1.109                -



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 08/05: Pioneer Papp Small and Mid Cap Growth VCT portfolio - - Class II Shares changed it name to Pioneer Small and Mid Cap Growth VCT portfolio - Class II Shares.



Effective 08/05: Pioneer Papp America - - Pacific Rim Fund VCT - - Class II Shares changed it name to Pioneer AmPac Growth VCT portfolio - Class II Shares.

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.55%



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Capital Appreciation Fund (10/03)                                          2005          1.432          1.666           24,671
                                                                               2004          1.217          1.432           15,912
                                                                               2003          1.000          1.217           15,906

    High Yield Bond Trust (6/04)                                               2005          1.063          1.060            5,995
                                                                               2004          0.992          1.063                -

    Managed Assets Trust (6/04)                                                2005          1.061          1.085           11,239
                                                                               2004          0.999          1.061                -

    Money Market Portfolio (8/03)                                              2005          0.989          1.002          127,661
                                                                               2004          0.994          0.989           55,015
                                                                               2003          1.000          0.994           13,810

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Large-Cap Growth Portfolio - Class B (10/03)             2005          1.223          1.383            5,814
                                                                               2004          1.147          1.223            5,818
                                                                               2003          1.000          1.147                -

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (6/03)                                 2005          1.475          1.657           86,909
                                                                               2004          1.320          1.475           78,283
                                                                               2003          1.000          1.320            1,971

    Growth Fund - Class 2 Shares (6/03)                                        2005          1.395          1.596          279,816
                                                                               2004          1.259          1.395          219,842
                                                                               2003          1.000          1.259           22,246

    Growth-Income Fund - Class 2 Shares (6/03)                                 2005          1.366          1.423          358,389
                                                                               2004          1.257          1.366          300,402
                                                                               2003          1.000          1.257           11,074

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (6/03)                           2005          1.636          1.726           52,370
                                                                               2004          1.264          1.636           36,978
                                                                               2003          1.000          1.264            4,454

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
Dreyfus Variable Investment Fund
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (5/03)               2005          1.212          1.245            9,218
                                                                               2004          1.172          1.212            9,224
                                                                               2003          1.000          1.172            4,928

    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (6/03)         2005          1.408          1.467           36,788
                                                                               2004          1.285          1.408           15,633
                                                                               2003          1.000          1.285                -

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (12/03)                    2005          1.213          1.316           53,526
                                                                               2004          1.079          1.213           52,646
                                                                               2003          1.000          1.079                -

    Mercury Value Opportunities V.I. Fund - Class III (12/03)                  2005          1.211          1.313           49,581
                                                                               2004          1.072          1.211           49,581
                                                                               2003          1.000          1.072                -

Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Securities Fund - Class 2 Shares (6/03)                      2005          1.339          1.457           32,356
                                                                               2004          1.207          1.339           23,724
                                                                               2003          1.000          1.207            7,501

    Templeton Developing Markets Securities Fund - Class 2 Shares (7/03)       2005          1.816          2.279           23,454
                                                                               2004          1.479          1.816           19,226
                                                                               2003          1.000          1.479                -

    Templeton Foreign Securities Fund - Class 2 Shares (9/03)                  2005          1.562          1.694          159,523
                                                                               2004          1.338          1.562          136,647
                                                                               2003          1.214          1.338           10,473

    Templeton Growth Securities Fund - Class 2 Shares (6/03)                   2005          1.517          1.626           36,782
                                                                               2004          1.328          1.517           13,897
                                                                               2003          1.000          1.328                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
Greenwich Street Series Fund
    Equity Index Portfolio - Class II Shares (5/03)                            2005          1.316          1.350           72,250
                                                                               2004          1.212          1.316           59,615
                                                                               2003          1.000          1.212            8,799

    Salomon Brothers Variable Aggressive Growth Fund - Class I Shares (7/03)   2005          1.368          1.480           27,917
                                                                               2004          1.274          1.368           20,461
                                                                               2003          1.000          1.274                -

    Salomon Brothers Variable Growth & Income Fund - Class I Shares (7/03)     2005          1.311          1.338            5,108
                                                                               2004          1.229          1.311            5,025
                                                                               2003          1.000          1.229                -

Janus Aspen Series
    Balanced Portfolio - Service Shares (7/03)                                 2005          1.167          1.237           27,515
                                                                               2004          1.095          1.167           45,470
                                                                               2003          1.000          1.095                -

    Global Life Sciences Portfolio - Service Shares (12/03)                    2005          1.341          1.483                -
                                                                               2004          1.192          1.341                -
                                                                               2003          1.000          1.192                -

    Global Technology Portfolio - Service Shares (11/03)                       2005          1.373          1.508                -
                                                                               2004          1.386          1.373                -
                                                                               2003          1.000          1.386                -

    Worldwide Growth Portfolio - Service Shares (7/03)                         2005          1.290          1.341                -
                                                                               2004          1.254          1.290                -
                                                                               2003          1.000          1.254                -

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (10/03)                              2005          1.510          1.546            6,080
                                                                               2004          1.334          1.510            4,418
                                                                               2003          1.000          1.334            6,395

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (8/03)                                         2005          1.379          1.402           58,269
                                                                               2004          1.243          1.379           46,303
                                                                               2003          1.000          1.243            6,194

    Mid-Cap Value Portfolio (6/03)                                             2005          1.537          1.638           42,675
                                                                               2004          1.258          1.537           48,606
                                                                               2003          1.000          1.258            2,100

Oppenheimer Variable Account Funds
    Oppenheimer Main Street Fund/VA - Service Shares (7/04)                    2005          1.053          1.096           22,371
                                                                               2004          0.979          1.053            6,626

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (9/03)                        2005          1.122          1.128           84,909
                                                                               2004          1.047          1.122           82,378
                                                                               2003          1.000          1.047           24,970

    Total Return Portfolio - Administrative Class (5/03)                       2005          1.046          1.055          288,448
                                                                               2004          1.013          1.046          203,667
                                                                               2003          1.000          1.013           27,766

Putnam Variable Trust
    Putnam VT International Equity Fund - Class IB Shares (6/03)               2005          1.480          1.635                -
                                                                               2004          1.294          1.480                -
                                                                               2003          1.000          1.294            2,037

    Putnam VT Small Cap Value Fund - Class IB Shares (6/03)                    2005          1.777          1.873           31,266
                                                                               2004          1.430          1.777           23,791
                                                                               2003          1.000          1.430                -

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund - Class I (8/03)                                              2005          1.398          1.432           29,576
                                                                               2004          1.311          1.398           12,599
                                                                               2003          1.000          1.311            4,572

    Investors Fund - Class I (7/03)                                            2005          1.385          1.452           50,344
                                                                               2004          1.274          1.385           31,394
                                                                               2003          1.000          1.274                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Large Cap Growth Fund - Class I (9/03)                                     2005          1.295          1.342           26,743
                                                                               2004          1.308          1.295           22,673
                                                                               2003          1.000          1.308                -

    Small Cap Growth Fund - Class I (8/03)                                     2005          1.621          1.674           37,914
                                                                               2004          1.430          1.621           38,605
                                                                               2003          1.000          1.430                -

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (11/03)                                 2005          1.286          1.376            2,046
                                                                               2004          1.226          1.286            2,050
                                                                               2003          1.000          1.226            2,051

    Convertible Securities Portfolio (7/03)                                    2005          1.194          1.180           66,715
                                                                               2004          1.141          1.194           63,779
                                                                               2003          1.000          1.141            1,542

    Disciplined Mid Cap Stock Portfolio (6/03)                                 2005          1.490          1.650           77,266
                                                                               2004          1.300          1.490           81,431
                                                                               2003          1.000          1.300            4,508

    Equity Income Portfolio (7/03)                                             2005          1.336          1.375          142,955
                                                                               2004          1.235          1.336          149,482
                                                                               2003          1.000          1.235            5,428

    Federated High Yield Portfolio (9/03)                                      2005          1.205          1.217           20,753
                                                                               2004          1.109          1.205           20,766
                                                                               2003          1.000          1.109           10,968

    Federated Stock Portfolio (6/03)                                           2005          1.362          1.413            2,035
                                                                               2004          1.251          1.362            2,040
                                                                               2003          1.000          1.251            2,041

    Large Cap Portfolio (9/03)                                                 2005          1.247          1.334            6,508
                                                                               2004          1.189          1.247            2,620
                                                                               2003          1.000          1.189                -

    Managed Allocation Series: Aggressive Portfolio (7/05)                     2005          1.020          1.074                -

    Managed Allocation Series: Conservative Portfolio (10/05)                  2005          1.000          1.014                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Managed Allocation Series: Moderate Portfolio (7/05)                       2005          1.000          1.031                -

    Managed Allocation Series: Moderate-Aggressive Portfolio (1/05)            2005          1.000          1.033                -

    Managed Allocation Series: Moderate-Conservative Portfolio (1/05)          2005          1.000          1.036                -

    Mercury Large Cap Core Portfolio (7/03)                                    2005          1.325          1.462            4,073
                                                                               2004          1.162          1.325            4,107
                                                                               2003          1.000          1.162            2,169

    MFS Emerging Growth Portfolio (12/03)                                      2005          1.329          1.289                -
                                                                               2004          1.197          1.329           18,644
                                                                               2003          1.000          1.197                -

    MFS Mid Cap Growth Portfolio (6/03)                                        2005          1.440          1.462           19,683
                                                                               2004          1.282          1.440            2,151
                                                                               2003          1.000          1.282                -

    MFS Total Return Portfolio (5/03)                                          2005          1.236          1.253          208,354
                                                                               2004          1.126          1.236          131,869
                                                                               2003          1.000          1.126           21,411

    MFS Value Portfolio (7/04)                                                 2005          1.112          1.165            2,408
                                                                               2004          0.977          1.112                -

    Mondrian International Stock Portfolio (8/03)                              2005          1.443          1.556            4,377
                                                                               2004          1.266          1.443            2,149
                                                                               2003          1.000          1.266                -

    Pioneer Fund Portfolio (4/03)                                              2005          1.304          1.361                -
                                                                               2004          1.192          1.304                -
                                                                               2003          1.000          1.192                -

    Pioneer Mid Cap Value Portfolio (8/05)                                     2005          1.000          1.009                -

    Pioneer Strategic Income Portfolio (6/04)                                  2005          1.086          1.108           12,099
                                                                               2004          0.979          1.086            4,952

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Strategic Equity Portfolio (7/03)                                          2005          1.334          1.340                -
                                                                               2004          1.229          1.334                -
                                                                               2003          1.000          1.229                -

    Style Focus Series: Small Cap Growth Portfolio (7/05)                      2005          1.000          1.021            2,540

    Style Focus Series: Small Cap Value Portfolio (7/05)                       2005          1.000          0.978                -

    Travelers Quality Bond Portfolio (8/03)                                    2005          1.033          1.033           36,909
                                                                               2004          1.015          1.033           36,710
                                                                               2003          1.000          1.015           10,399

    U.S. Government Securities Portfolio (8/04)                                2005          1.047          1.075                -
                                                                               2004          1.008          1.047                -

Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I Shares (12/03)               2005          0.995          1.003            8,853
                                                                               2004          0.999          0.995            8,860
                                                                               2003          1.000          0.999            3,839

    Social Awareness Stock Portfolio (9/04)                                    2005          1.046          1.075            6,017
                                                                               2004          0.925          1.046                -

Van Kampen Life Investment Trust
    Comstock Portfolio - Class II Shares (6/03)                                2005          1.458          1.495           21,064
                                                                               2004          1.261          1.458           14,305
                                                                               2003          1.000          1.261                -

    Enterprise Portfolio - Class II Shares (1/04)                              2005          1.214          1.290                -
                                                                               2004          1.188          1.214                -
                                                                               2003          1.000          1.188                -

Variable Insurance Products Fund
    Contrafund<< Portfolio - Service Class 2 (5/03)                            2005          1.406          1.615          109,221
                                                                               2004          1.240          1.406           67,973
                                                                               2003          1.000          1.240           32,001

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Dynamic Capital Appreciation Portfolio - Service Class 2 (6/03)            2005          1.182          1.405           14,264
                                                                               2004          1.185          1.182           19,446
                                                                               2003          1.000          1.185           15,831

    Mid Cap Portfolio - Service Class 2 (6/03)                                 2005          1.732          2.013           82,496
                                                                               2004          1.411          1.732           66,031
                                                                               2003          1.000          1.411           13,386

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.65%



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Capital Appreciation Fund (10/03)                                          2005          1.429          1.662                -
                                                                               2004          1.216          1.429                -
                                                                               2003          1.000          1.216                -

    High Yield Bond Trust (6/04)                                               2005          1.062          1.059                -
                                                                               2004          0.991          1.062                -

    Managed Assets Trust (6/04)                                                2005          1.061          1.083                -
                                                                               2004          0.999          1.061                -

    Money Market Portfolio (8/03)                                              2005          0.987          0.999                -
                                                                               2004          0.994          0.987                -
                                                                               2003          1.000          0.994                -

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Large-Cap Growth Portfolio - Class B (10/03)             2005          1.221          1.379                -
                                                                               2004          1.146          1.221                -
                                                                               2003          1.000          1.146                -

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (6/03)                                 2005          1.473          1.652                -
                                                                               2004          1.319          1.473                -
                                                                               2003          1.000          1.319                -

    Growth Fund - Class 2 Shares (6/03)                                        2005          1.392          1.592                -
                                                                               2004          1.258          1.392                -
                                                                               2003          1.000          1.258                -

    Growth-Income Fund - Class 2 Shares (6/03)                                 2005          1.364          1.420                -
                                                                               2004          1.256          1.364                -
                                                                               2003          1.000          1.256                -

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (6/03)                           2005          1.633          1.721                -
                                                                               2004          1.263          1.633                -
                                                                               2003          1.000          1.263                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
Dreyfus Variable Investment Fund
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (5/03)               2005          1.210          1.242            4,228
                                                                               2004          1.171          1.210            3,893
                                                                               2003          1.000          1.171                -

    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (6/03)         2005          1.406          1.463                -
                                                                               2004          1.284          1.406                -
                                                                               2003          1.000          1.284                -

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (12/03)                    2005          1.212          1.313                -
                                                                               2004          1.079          1.212                -
                                                                               2003          1.000          1.079                -

    Mercury Value Opportunities V.I. Fund - Class III (12/03)                  2005          1.210          1.310                -
                                                                               2004          1.072          1.210                -
                                                                               2003          1.000          1.072                -

Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Securities Fund - Class 2 Shares (6/03)                      2005          1.337          1.454                -
                                                                               2004          1.206          1.337                -
                                                                               2003          1.000          1.206                -

    Templeton Developing Markets Securities Fund - Class 2 Shares (7/03)       2005          1.813          2.273                -
                                                                               2004          1.478          1.813                -
                                                                               2003          1.000          1.478                -

    Templeton Foreign Securities Fund - Class 2 Shares (9/03)                  2005          1.559          1.690                -
                                                                               2004          1.337          1.559                -
                                                                               2003          1.213          1.337                -

    Templeton Growth Securities Fund - Class 2 Shares (6/03)                   2005          1.514          1.622                -
                                                                               2004          1.327          1.514                -
                                                                               2003          1.000          1.327                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
Greenwich Street Series Fund
    Equity Index Portfolio - Class II Shares (5/03)                            2005          1.313          1.347                -
                                                                               2004          1.211          1.313                -
                                                                               2003          1.000          1.211                -

    Salomon Brothers Variable Aggressive Growth Fund - Class I Shares (7/03)   2005          1.366          1.476                -
                                                                               2004          1.273          1.366                -
                                                                               2003          1.000          1.273                -

    Salomon Brothers Variable Growth & Income Fund - Class I Shares (7/03)     2005          1.309          1.334                -
                                                                               2004          1.228          1.309                -
                                                                               2003          1.000          1.228                -

Janus Aspen Series
    Balanced Portfolio - Service Shares (7/03)                                 2005          1.165          1.234                -
                                                                               2004          1.094          1.165                -
                                                                               2003          1.000          1.094                -

    Global Life Sciences Portfolio - Service Shares (12/03)                    2005          1.338          1.479                -
                                                                               2004          1.191          1.338                -
                                                                               2003          1.000          1.191                -

    Global Technology Portfolio - Service Shares (11/03)                       2005          1.370          1.504                -
                                                                               2004          1.385          1.370                -
                                                                               2003          1.000          1.385                -

    Worldwide Growth Portfolio - Service Shares (7/03)                         2005          1.288          1.338                -
                                                                               2004          1.253          1.288                -
                                                                               2003          1.000          1.253                -

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (10/03)                              2005          1.507          1.542                -
                                                                               2004          1.334          1.507                -
                                                                               2003          1.000          1.334                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (8/03)                                         2005          1.377          1.398                -
                                                                               2004          1.242          1.377                -
                                                                               2003          1.000          1.242                -

    Mid-Cap Value Portfolio (6/03)                                             2005          1.534          1.633                -
                                                                               2004          1.257          1.534                -
                                                                               2003          1.000          1.257                -

Oppenheimer Variable Account Funds
    Oppenheimer Main Street Fund/VA - Service Shares (7/04)                    2005          1.052          1.095                -
                                                                               2004          0.979          1.052                -

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (9/03)                        2005          1.121          1.125                -
                                                                               2004          1.046          1.121                -
                                                                               2003          1.000          1.046                -

    Total Return Portfolio - Administrative Class (5/03)                       2005          1.045          1.053                -
                                                                               2004          1.013          1.045                -
                                                                               2003          1.000          1.013                -

Putnam Variable Trust
    Putnam VT International Equity Fund - Class IB Shares (6/03)               2005          1.478          1.631                -
                                                                               2004          1.293          1.478                -
                                                                               2003          1.000          1.293                -

    Putnam VT Small Cap Value Fund - Class IB Shares (6/03)                    2005          1.774          1.868                -
                                                                               2004          1.429          1.774                -
                                                                               2003          1.000          1.429                -

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund - Class I (8/03)                                              2005          1.395          1.428                -
                                                                               2004          1.310          1.395                -
                                                                               2003          1.000          1.310                -

    Investors Fund - Class I (7/03)                                            2005          1.382          1.449                -
                                                                               2004          1.273          1.382                -
                                                                               2003          1.000          1.273                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Large Cap Growth Fund - Class I (9/03)                                     2005          1.293          1.338                -
                                                                               2004          1.307          1.293                -
                                                                               2003          1.000          1.307                -

    Small Cap Growth Fund - Class I (8/03)                                     2005          1.618          1.670                -
                                                                               2004          1.429          1.618                -
                                                                               2003          1.000          1.429                -

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (11/03)                                 2005          1.283          1.373                -
                                                                               2004          1.225          1.283                -
                                                                               2003          1.000          1.225                -

    Convertible Securities Portfolio (7/03)                                    2005          1.192          1.177                -
                                                                               2004          1.140          1.192                -
                                                                               2003          1.000          1.140                -

    Disciplined Mid Cap Stock Portfolio (6/03)                                 2005          1.488          1.645                -
                                                                               2004          1.299          1.488                -
                                                                               2003          1.000          1.299                -

    Equity Income Portfolio (7/03)                                             2005          1.334          1.371                -
                                                                               2004          1.234          1.334                -
                                                                               2003          1.000          1.234                -

    Federated High Yield Portfolio (9/03)                                      2005          1.203          1.214                -
                                                                               2004          1.108          1.203                -
                                                                               2003          1.000          1.108                -

    Federated Stock Portfolio (6/03)                                           2005          1.360          1.409                -
                                                                               2004          1.251          1.360                -
                                                                               2003          1.000          1.251                -

    Large Cap Portfolio (9/03)                                                 2005          1.245          1.331                -
                                                                               2004          1.188          1.245                -
                                                                               2003          1.000          1.188                -

    Managed Allocation Series: Aggressive Portfolio (7/05)                     2005          1.020          1.073                -

    Managed Allocation Series: Conservative Portfolio (10/05)                  2005          1.000          1.013                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Managed Allocation Series: Moderate Portfolio (7/05)                       2005          1.000          1.030                -

    Managed Allocation Series: Moderate-Aggressive Portfolio (1/05)            2005          1.000          1.032                -

    Managed Allocation Series: Moderate-Conservative Portfolio (1/05)          2005          1.000          1.035                -

    Mercury Large Cap Core Portfolio (7/03)                                    2005          1.323          1.458                -
                                                                               2004          1.161          1.323                -
                                                                               2003          1.000          1.161                -

    MFS Emerging Growth Portfolio (12/03)                                      2005          1.326          1.287                -
                                                                               2004          1.196          1.326                -
                                                                               2003          1.000          1.196                -

    MFS Mid Cap Growth Portfolio (6/03)                                        2005          1.438          1.458                -
                                                                               2004          1.281          1.438                -
                                                                               2003          1.000          1.281                -

    MFS Total Return Portfolio (5/03)                                          2005          1.234          1.250            4,201
                                                                               2004          1.125          1.234            3,929
                                                                               2003          1.000          1.125                -

    MFS Value Portfolio (7/04)                                                 2005          1.111          1.163                -
                                                                               2004          0.977          1.111                -

    Mondrian International Stock Portfolio (8/03)                              2005          1.441          1.552            3,485
                                                                               2004          1.265          1.441            3,601
                                                                               2003          1.000          1.265                -

    Pioneer Fund Portfolio (4/03)                                              2005          1.302          1.357                -
                                                                               2004          1.191          1.302                -
                                                                               2003          1.000          1.191                -

    Pioneer Mid Cap Value Portfolio (8/05)                                     2005          1.000          1.009                -

    Pioneer Strategic Income Portfolio (6/04)                                  2005          1.085          1.106                -
                                                                               2004          0.979          1.085                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Strategic Equity Portfolio (7/03)                                          2005          1.331          1.336                -
                                                                               2004          1.228          1.331                -
                                                                               2003          1.000          1.228                -

    Style Focus Series: Small Cap Growth Portfolio (7/05)                      2005          1.000          1.020                -

    Style Focus Series: Small Cap Value Portfolio (7/05)                       2005          1.000          0.978                -

    Travelers Quality Bond Portfolio (8/03)                                    2005          1.031          1.031                -
                                                                               2004          1.015          1.031                -
                                                                               2003          1.000          1.015                -

    U.S. Government Securities Portfolio (8/04)                                2005          1.046          1.074                -
                                                                               2004          1.008          1.046                -

Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I Shares (12/03)               2005          0.994          1.001                -
                                                                               2004          0.999          0.994                -
                                                                               2003          1.000          0.999                -

    Social Awareness Stock Portfolio (9/04)                                    2005          1.045          1.074                -
                                                                               2004          0.925          1.045                -

Van Kampen Life Investment Trust
    Comstock Portfolio - Class II Shares (6/03)                                2005          1.456          1.491                -
                                                                               2004          1.260          1.456                -
                                                                               2003          1.000          1.260                -

    Enterprise Portfolio - Class II Shares (1/04)                              2005          1.212          1.286                -
                                                                               2004          1.187          1.212                -
                                                                               2003          1.000          1.187                -

Variable Insurance Products Fund
    Contrafund<< Portfolio - Service Class 2 (5/03)                            2005          1.404          1.611                -
                                                                               2004          1.239          1.404                -
                                                                               2003          1.000          1.239                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Dynamic Capital Appreciation Portfolio - Service Class 2 (6/03)            2005          1.180          1.401                -
                                                                               2004          1.185          1.180                -
                                                                               2003          1.000          1.185                -

    Mid Cap Portfolio - Service Class 2 (6/03)                                 2005          1.729          2.007            2,755
                                                                               2004          1.410          1.729            3,090
                                                                               2003          1.000          1.410                -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.70%



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Capital Appreciation Fund (10/03)                                          2005          1.292          1.501                -
                                                                               2004          1.099          1.292                -
                                                                               2003          1.052          1.099                -

    High Yield Bond Trust (6/04)                                               2005          1.062          1.058                -
                                                                               2004          0.991          1.062                -

    Managed Assets Trust (6/04)                                                2005          1.060          1.082                -
                                                                               2004          0.999          1.060                -

    Money Market Portfolio (8/03)                                              2005          0.990          1.002                -
                                                                               2004          0.997          0.990                -
                                                                               2003          1.000          0.997                -

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Large-Cap Growth Portfolio - Class B (10/03)             2005          1.121          1.266                -
                                                                               2004          1.053          1.121                -
                                                                               2003          1.025          1.053                -

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (6/03)                                 2005          1.244          1.395            4,785
                                                                               2004          1.115          1.244                -
                                                                               2003          1.000          1.115                -

    Growth Fund - Class 2 Shares (6/03)                                        2005          1.203          1.374           11,876
                                                                               2004          1.088          1.203                -
                                                                               2003          1.000          1.088                -

    Growth-Income Fund - Class 2 Shares (6/03)                                 2005          1.191          1.240           12,416
                                                                               2004          1.098          1.191                -
                                                                               2003          1.000          1.098                -

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (6/03)                           2005          1.438          1.515                -
                                                                               2004          1.113          1.438                -
                                                                               2003          1.000          1.113                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
Dreyfus Variable Investment Fund
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (5/03)               2005          1.123          1.152                -
                                                                               2004          1.087          1.123                -
                                                                               2003          1.000          1.087                -

    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (6/03)         2005          1.174          1.221                -
                                                                               2004          1.072          1.174                -
                                                                               2003          1.000          1.072                -

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (12/03)                    2005          1.211          1.312                -
                                                                               2004          1.079          1.211                -
                                                                               2003          1.034          1.079                -

    Mercury Value Opportunities V.I. Fund - Class III (12/03)                  2005          1.209          1.309                -
                                                                               2004          1.072          1.209                -
                                                                               2003          1.035          1.072                -

Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Securities Fund - Class 2 Shares (6/03)                      2005          1.215          1.321            4,852
                                                                               2004          1.097          1.215                -
                                                                               2003          1.000          1.097                -

    Templeton Developing Markets Securities Fund - Class 2 Shares (7/03)       2005          1.464          1.834                -
                                                                               2004          1.194          1.464                -
                                                                               2003          1.000          1.194                -

    Templeton Foreign Securities Fund - Class 2 Shares (9/03)                  2005          1.297          1.405                -
                                                                               2004          1.113          1.297                -
                                                                               2003          1.000          1.113                -

    Templeton Growth Securities Fund - Class 2 Shares (6/03)                   2005          1.268          1.357            4,698
                                                                               2004          1.111          1.268                -
                                                                               2003          1.000          1.111                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------------------  ----  -------------  -------------  ---------------
Greenwich Street Series Fund
    Equity Index Portfolio - Class II Shares (5/03)                            2005          1.186          1.215                -
                                                                               2004          1.094          1.186                -
                                                                               2003          1.000          1.094                -

    Salomon Brothers Variable Aggressive Growth Fund - Class I Shares (7/03)   2005          1.157          1.250                -
                                                                               2004          1.079          1.157                -
                                                                               2003          1.000          1.079                -

    Salomon Brothers Variable Growth & Income Fund - Class I Shares (7/03)     2005          1.159          1.181                -
                                                                               2004          1.088          1.159                -
                                                                               2003          1.000          1.088                -

Janus Aspen Series
    Balanced Portfolio - Service Shares (7/03)                                 2005          1.128          1.194                -
                                                                               2004          1.059          1.128                -
                                                                               2003          1.000          1.059                -

    Global Life Sciences Portfolio - Service Shares (12/03)                    2005          1.184          1.308                -
                                                                               2004          1.055          1.184                -
                                                                               2003          1.038          1.055                -

    Global Technology Portfolio - Service Shares (11/03)                       2005          1.072          1.176                -
                                                                               2004          1.084          1.072                -
                                                                               2003          1.049          1.084                -

    Worldwide Growth Portfolio - Service Shares (7/03)                         2005          1.137          1.180                -
                                                                               2004          1.106          1.137                -
                                                                               2003          1.000          1.106                -

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (10/03)                              2005          1.245          1.273                -
                                                                               2004          1.102          1.245                -
                                                                               2003          1.003          1.102                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)




                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                        YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------   ----  -------------  -------------  ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                        2005      1.229          1.247               -
                                                             2004      1.109          1.229               -
                                                             2003      1.000          1.109               -

   Mid-Cap Value Portfolio (6/03)                            2005      1.347          1.433               -
                                                             2004      1.104          1.347               -
                                                             2003      1.000          1.104               -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)   2005      1.052          1.094               -
                                                             2004      0.979          1.052               -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)       2005      1.103          1.107           5,498
                                                             2004      1.030          1.103               -
                                                             2003      0.997          1.030               -

   Total Return Portfolio - Administrative Class (5/03)      2005      1.044          1.051               -
                                                             2004      1.012          1.044               -
                                                             2003      1.000          1.012               -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (6/03)                                                    2005      1.294          1.427               -
                                                             2004      1.133          1.294               -
                                                             2003      1.000          1.133               -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)   2005      1.431          1.505               -
                                                             2004      1.153          1.431               -
                                                             2003      1.000          1.153               -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                             2005      1.182          1.209               -
                                                             2004      1.110          1.182               -
                                                             2003      1.000          1.110               -

   Investors Fund - Class I (7/03)                           2005      1.212          1.270               -
                                                             2004      1.117          1.212               -
                                                             2003      1.000          1.117               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                        YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------   ----  -------------  -------------  ---------------
   Large Cap Growth Fund - Class I (9/03)                    2005      1.087          1.124              -
                                                             2004      1.100          1.087              -
                                                             2003      0.983          1.100              -

   Small Cap Growth Fund - Class I (8/03)                    2005      1.261          1.301              -
                                                             2004      1.114          1.261              -
                                                             2003      1.000          1.114              -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/03)                2005      1.132          1.210              -
                                                             2004      1.081          1.132              -
                                                             2003      1.056          1.081              -

   Convertible Securities Portfolio (7/03)                   2005      1.124          1.109              -
                                                             2004      1.075          1.124              -
                                                             2003      1.000          1.075              -

   Disciplined Mid Cap Stock Portfolio (6/03)                2005      1.261          1.394              -
                                                             2004      1.102          1.261              -
                                                             2003      1.000          1.102              -

   Equity Income Portfolio (7/03)                            2005      1.191          1.223              -
                                                             2004      1.102          1.191              -
                                                             2003      1.000          1.102              -

   Federated High Yield Portfolio (9/03)                     2005      1.144          1.154              -
                                                             2004      1.054          1.144              -
                                                             2003      1.000          1.054              -

   Federated Stock Portfolio (6/03)                          2005      1.227          1.271              -
                                                             2004      1.129          1.227              -
                                                             2003      1.000          1.129              -

   Large Cap Portfolio (9/03)                                2005      1.133          1.210              -
                                                             2004      1.081          1.133              -
                                                             2003      1.000          1.081              -

   Managed Allocation Series: Aggressive Portfolio (7/05)    2005      1.020          1.073              -

   Managed Allocation Series: Conservative Portfolio (10/05) 2005      1.000          1.013              -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                        YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------  ----  -------------  -------------  ---------------
Managed Allocation Series: Moderate Portfolio (7/05)      2005      1.000          1.030               -

Managed Allocation Series: Moderate-Aggressive Portfolio
(1/05)                                                    2005      1.000          1.032               -

Managed Allocation Series: Moderate-Conservative
Portfolio (1/05)                                          2005      1.000          1.035               -

Mercury Large Cap Core Portfolio (7/03)                   2005      1.207          1.329               -
                                                          2004      1.059          1.207               -
                                                          2003      1.000          1.059               -

MFS Emerging Growth Portfolio (12/03)                     2005      1.168          1.133               -
                                                          2004      1.054          1.168               -
                                                          2003      1.037          1.054               -

MFS Mid Cap Growth Portfolio (6/03)                       2005      1.189          1.205               -
                                                          2004      1.060          1.189               -
                                                          2003      1.000          1.060               -

MFS Total Return Portfolio (5/03)                         2005      1.163          1.177               -
                                                          2004      1.061          1.163               -
                                                          2003      1.000          1.061               -

MFS Value Portfolio (7/04)                                2005      1.111          1.162               -
                                                          2004      0.977          1.111               -

Mondrian International Stock Portfolio (8/03)             2005      1.286          1.384               -
                                                          2004      1.130          1.286               -
                                                          2003      1.000          1.130               -

Pioneer Fund Portfolio (4/03)                             2005      1.196          1.246               -
                                                          2004      1.094          1.196               -
                                                          2003      1.000          1.094               -

Pioneer Mid Cap Value Portfolio (8/05)                    2005      1.000          1.009               -

Pioneer Strategic Income Portfolio (6/04)                 2005      1.085          1.106               -
                                                          2004      0.979          1.085               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)




                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                        YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------   ----  -------------  -------------  ---------------
   Strategic Equity Portfolio (7/03)                         2005      1.159          1.162              -
                                                             2004      1.069          1.159              -
                                                             2003      1.000          1.069              -

   Style Focus Series: Small Cap Growth Portfolio (7/05)     2005      1.000          1.020              -

   Style Focus Series: Small Cap Value Portfolio (7/05)      2005      1.000          0.978              -

   Travelers Quality Bond Portfolio (8/03)                   2005      1.030          1.029              -
                                                             2004      1.014          1.030              -
                                                             2003      1.000          1.014              -

   U.S. Government Securities Portfolio (8/04)               2005      1.046          1.073              -
                                                             2004      1.008          1.046              -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (12/03)                                                   2005      0.993          0.999              -
                                                             2004      0.998          0.993              -
                                                             2003      0.998          0.998              -

   Social Awareness Stock Portfolio (9/04)                   2005      1.045          1.073              -
                                                             2004      0.925          1.045              -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)               2005      1.277          1.307              -
                                                             2004      1.106          1.277              -
                                                             2003      1.000          1.106              -

   Enterprise Portfolio - Class II Shares (1/04)             2005      1.104          1.171              -
                                                             2004      1.090          1.104              -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/03)           2005      1.242          1.424          4,602
                                                             2004      1.097          1.242              -
                                                             2003      1.000          1.097              -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)




                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                        YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------   ----  -------------  -------------  ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(6/03)                                                    2005      1.077          1.277               -
                                                          2004      1.081          1.077               -
                                                          2003      1.000          1.081               -

Mid Cap Portfolio - Service Class 2 (6/03)                2005      1.399          1.624               -
                                                          2004      1.142          1.399               -
                                                          2003      1.000          1.142               -

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.75%



                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                        YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------   ----  -------------  -------------  ---------------
   Capital Appreciation Fund (10/03)                         2005      1.427           1.658              230
                                                             2004      1.215           1.427                -
                                                             2003      1.000           1.215                -

   High Yield Bond Trust (6/04)                              2005      1.062           1.057                -
                                                             2004      0.991           1.062                -

   Managed Assets Trust (6/04)                               2005      1.060           1.081           73,056
                                                             2004      0.999           1.060                -

   Money Market Portfolio (8/03)                             2005      0.986           0.997           18,645
                                                             2004      0.993           0.986           19,865
                                                             2003      1.000           0.993                -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (10/03)                                                   2005      1.219           1.376                -
                                                             2004      1.145           1.219                -
                                                             2003      1.000           1.145                -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                2005      1.470           1.648              119
                                                             2004      1.318           1.470                -
                                                             2003      1.000           1.318                -

   Growth Fund - Class 2 Shares (6/03)                       2005      1.390           1.587                -
                                                             2004      1.258           1.390                -
                                                             2003      1.000           1.258                -

   Growth-Income Fund - Class 2 Shares (6/03)                2005      1.361           1.416           58,763
                                                             2004      1.255           1.361           58,763
                                                             2003      1.000           1.255                -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)          2005      1.630           1.717                -
                                                             2004      1.263           1.630                -
                                                             2003      1.000           1.263                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/03)                                                     2005      1.208           1.239              -
                                                              2004      1.170           1.208              -
                                                              2003      1.000           1.170              -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/03)                                              2005      1.404           1.459            130
                                                              2004      1.283           1.404              -
                                                              2003      1.000           1.283              -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (12/03)    2005      1.210           1.310              -
                                                              2004      1.078           1.210              -
                                                              2003      1.000           1.078              -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)  2005      1.208           1.308              -
                                                              2004      1.072           1.208              -
                                                              2003      1.000           1.072              -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)      2005      1.334           1.450         57,728
                                                              2004      1.206           1.334              -
                                                              2003      1.000           1.206              -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                              2005      1.810           2.267          1,497
                                                              2004      1.477           1.810          1,411
                                                              2003      1.000           1.477              -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)  2005      1.557           1.685         10,361
                                                              2004      1.336           1.557         11,039
                                                              2003      1.213           1.336              -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)   2005      1.512           1.617              -
                                                              2004      1.326           1.512              -
                                                              2003      1.000           1.326              -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------   ----  -------------  -------------  ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)            2005      1.311          1.343                -
                                                              2004      1.210          1.311                -
                                                              2003      1.000          1.210                -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (7/03)                                            2005      1.364          1.472                -
                                                              2004      1.272          1.364                -
                                                              2003      1.000          1.272                -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                              2005      1.307          1.331                -
                                                              2004      1.227          1.307                -
                                                              2003      1.000          1.227                -

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                 2005      1.163          1.231                -
                                                              2004      1.093          1.163                -
                                                              2003      1.000          1.093                -

   Global Life Sciences Portfolio - Service Shares (12/03)    2005      1.336          1.475                -
                                                              2004      1.190          1.336                -
                                                              2003      1.000          1.190                -

   Global Technology Portfolio - Service Shares (11/03)       2005      1.368          1.500                -
                                                              2004      1.384          1.368                -
                                                              2003      1.000          1.384                -

   Worldwide Growth Portfolio - Service Shares (7/03)         2005      1.286          1.334                -
                                                              2004      1.252          1.286                -
                                                              2003      1.000          1.252                -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)              2005      1.505          1.538                -
                                                              2004      1.333          1.505                -
                                                              2003      1.000          1.333                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                  UNIT VALUE AT                 NUMBER OF UNITS
                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------  ----  -------------  -------------  ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                       2005      1.374          1.394                 275
                                                            2004      1.242          1.374                   -
                                                            2003      1.000          1.242                   -

   Mid-Cap Value Portfolio (6/03)                           2005      1.532          1.629                   -
                                                            2004      1.257          1.532                   -
                                                            2003      1.000          1.257                   -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)  2005      1.052          1.093                   -
                                                            2004      0.979          1.052                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)      2005      1.119          1.122                   -
                                                            2004      1.045          1.119                   -
                                                            2003      1.000          1.045                   -

   Total Return Portfolio - Administrative Class (5/03)     2005      1.043          1.050             229,405
                                                            2004      1.012          1.043             239,136
                                                            2003      1.000          1.012             248,715

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (6/03)                                                   2005      1.475          1.626                   -
                                                            2004      1.292          1.475                   -
                                                            2003      1.000          1.292                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)  2005      1.771          1.863                   -
                                                            2004      1.428          1.771                   -
                                                            2003      1.000          1.428                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                            2005      1.393          1.424               3,212
                                                            2004      1.309          1.393               3,216
                                                            2003      1.000          1.309                   -

   Investors Fund - Class I (7/03)                          2005      1.380          1.445                   -
                                                            2004      1.272          1.380                   -
                                                            2003      1.000          1.272                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------   ----  -------------  -------------  ---------------
   Large Cap Growth Fund - Class I (9/03)                     2005      1.290         1.334              3,288
                                                              2004      1.306         1.290              3,293
                                                              2003      1.000         1.306                  -

   Small Cap Growth Fund - Class I (8/03)                     2005      1.615         1.665                  -
                                                              2004      1.428         1.615                  -
                                                              2003      1.000         1.428                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/03)                 2005      1.281         1.369                  -
                                                              2004      1.224         1.281                  -
                                                              2003      1.000         1.224                  -

   Convertible Securities Portfolio (7/03)                    2005      1.190         1.174                  -
                                                              2004      1.139         1.190                  -
                                                              2003      1.000         1.139                  -

   Disciplined Mid Cap Stock Portfolio (6/03)                 2005      1.485         1.641                  -
                                                              2004      1.298         1.485                  -
                                                              2003      1.000         1.298                  -

   Equity Income Portfolio (7/03)                             2005      1.332         1.367             58,213
                                                              2004      1.233         1.332                  -
                                                              2003      1.000         1.233                  -

   Federated High Yield Portfolio (9/03)                      2005      1.201         1.210              2,951
                                                              2004      1.107         1.201              2,954
                                                              2003      1.000         1.107                  -

   Federated Stock Portfolio (6/03)                           2005      1.358         1.405                  -
                                                              2004      1.250         1.358                  -
                                                              2003      1.000         1.250                  -

   Large Cap Portfolio (9/03)                                 2005      1.243         1.327                  -
                                                              2004      1.187         1.243                  -
                                                              2003      1.000         1.187                  -

   Managed Allocation Series: Aggressive Portfolio (7/05)     2005      1.020         1.072                  -

   Managed Allocation Series: Conservative Portfolio (10/05)  2005      1.000         1.013                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                         YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------   ----  -------------  -------------  ---------------
Managed Allocation Series: Moderate Portfolio (7/05)       2005      1.000          1.030                -

Managed Allocation Series: Moderate-Aggressive Portfolio
(1/05)                                                     2005      1.000          1.032                -

Managed Allocation Series: Moderate-Conservative
Portfolio (1/05)                                           2005      1.000          1.035                -

Mercury Large Cap Core Portfolio (7/03)                    2005      1.321          1.454                -
                                                           2004      1.160          1.321                -
                                                           2003      1.000          1.160                -

MFS Emerging Growth Portfolio (12/03)                      2005      1.324          1.284                -
                                                           2004      1.195          1.324                -
                                                           2003      1.000          1.195                -

MFS Mid Cap Growth Portfolio (6/03)                        2005      1.436          1.454                -
                                                           2004      1.280          1.436                -
                                                           2003      1.000          1.280                -

MFS Total Return Portfolio (5/03)                          2005      1.232          1.246            1,899
                                                           2004      1.125          1.232            1,901
                                                           2003      1.000          1.125                -

MFS Value Portfolio (7/04)                                 2005      1.110          1.161                -
                                                           2004      0.977          1.110                -

Mondrian International Stock Portfolio (8/03)              2005      1.438          1.548                -
                                                           2004      1.265          1.438                -
                                                           2003      1.000          1.265                -

Pioneer Fund Portfolio (4/03)                              2005      1.300          1.354                -
                                                           2004      1.190          1.300                -
                                                           2003      1.000          1.190                -

Pioneer Mid Cap Value Portfolio (8/05)                     2005      1.000          1.008                -

Pioneer Strategic Income Portfolio (6/04)                  2005      1.084          1.105                -
                                                           2004      0.979          1.084                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                         YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------   ----  -------------  -------------  ---------------
   Strategic Equity Portfolio (7/03)                       2005      1.329           1.333                -
                                                           2004      1.227           1.329                -
                                                           2003      1.000           1.227                -

   Style Focus Series: Small Cap Growth Portfolio (7/05)   2005      1.000           1.020                -

   Style Focus Series: Small Cap Value Portfolio (7/05)    2005      1.000           0.977                -

   Travelers Quality Bond Portfolio (8/03)                 2005      1.029           1.028           74,905
                                                           2004      1.014           1.029                -
                                                           2003      1.000           1.014                -

   U.S. Government Securities Portfolio (8/04)             2005      1.045           1.072                -
                                                           2004      1.007           1.045                -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (12/03)                                                 2005      0.992           0.998                -
                                                           2004      0.998           0.992                -
                                                           2003      1.000           0.998                -

   Social Awareness Stock Portfolio (9/04)                 2005      1.045           1.072                -
                                                           2004      0.925           1.045                -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)             2005      1.453           1.487              129
                                                           2004      1.259           1.453                -
                                                           2003      1.000           1.259                -

   Enterprise Portfolio - Class II Shares (1/04)           2005      1.210           1.283                -
                                                           2004      1.186           1.210                -
                                                           2003      1.000           1.186                -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/03)         2005      1.401           1.606            1,741
                                                           2004      1.238           1.401            1,744
                                                           2003      1.000           1.238                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                         YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------   ----  -------------  -------------  ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(6/03)                                                    2005      1.178           1.397                 -
                                                          2004      1.184           1.178                 -
                                                          2003      1.000           1.184                 -

Mid Cap Portfolio - Service Class 2 (6/03)                2005      1.726           2.002             2,457
                                                          2004      1.409           1.726             2,264
                                                          2003      1.000           1.409                 -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.80%



                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR       YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----   -------------  -------------  ---------------
   Capital Appreciation Fund (10/03)                          2005       1.000          1.170                -

   High Yield Bond Trust (6/04)                               2005       1.000          0.990                -

   Managed Assets Trust (6/04)                                2005       1.000          1.021                -

   Money Market Portfolio (8/03)                              2005       1.000          1.010                -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (10/03)                                                    2005       1.000          1.160                -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                 2005       1.000          1.121                -

   Growth Fund - Class 2 Shares (6/03)                        2005       1.000          1.148            1,179

   Growth-Income Fund - Class 2 Shares (6/03)                 2005       1.000          1.043                -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)           2005       1.000          1.088                -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/03)                                                     2005       1.000          1.010                -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/03)                                              2005       1.000          1.062                -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (12/03)    2005       1.000          1.081                -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)  2005       1.000          1.107                -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)      2005       1.000          1.084                -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                              2005       1.000          1.212                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (9/03)  2005       1.000         1.076               251

   Templeton Growth Securities Fund - Class 2 Shares (6/03)   2005       1.000         1.066                 -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)            2005       1.000         1.030             6,709

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (7/03)                                            2005       1.000         1.094                 -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                              2005       1.000         1.031                 -

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                 2005       1.000         1.062                 -

   Global Life Sciences Portfolio - Service Shares (12/03)    2005       1.000         1.135                 -

   Global Technology Portfolio - Service Shares (11/03)       2005       1.000         1.127                 -

   Worldwide Growth Portfolio - Service Shares (7/03)         2005       1.000         1.044                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)              2005       1.000         1.033                 -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                         2005       1.000         1.028             6,325

   Mid-Cap Value Portfolio (6/03)                             2005       1.000         1.077               989

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)    2005       1.000         1.044                 -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)        2005       1.000         0.993                 -

   Total Return Portfolio - Administrative Class (5/03)       2005       1.000         1.002                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (6/03)                                                     2005      1.000          1.100               -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)    2005      1.000          1.057             753

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                              2005      1.000          1.037               -

   Investors Fund - Class I (7/03)                            2005      1.000          1.049               -

   Large Cap Growth Fund - Class I (9/03)                     2005      1.000          1.058               -

   Small Cap Growth Fund - Class I (8/03)                     2005      1.000          1.079               -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/03)                 2005      1.000          1.084               -

   Convertible Securities Portfolio (7/03)                    2005      1.000          1.001               -

   Disciplined Mid Cap Stock Portfolio (6/03)                 2005      1.000          1.097               -

   Equity Income Portfolio (7/03)                             2005      1.000          1.032               -

   Federated High Yield Portfolio (9/03)                      2005      1.000          1.001               -

   Federated Stock Portfolio (6/03)                           2005      1.000          1.034               -

   Large Cap Portfolio (9/03)                                 2005      1.000          1.078               -

   Managed Allocation Series: Aggressive Portfolio (7/05)     2005      1.020          1.072          12,258

   Managed Allocation Series: Conservative Portfolio (10/05)  2005      1.000          1.013               -

   Managed Allocation Series: Moderate Portfolio (7/05)       2005      1.000          1.030               -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (1/05)                                                     2005      1.000          1.032               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                        YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------  ----  -------------  -------------  ---------------
   Managed Allocation Series: Moderate-Conservative
   Portfolio (1/05)                                       2005      1.000          1.034                 -

   Mercury Large Cap Core Portfolio (7/03)                2005      1.000          1.093                 -

   MFS Emerging Growth Portfolio (12/03)                  2005      1.000          0.998                 -

   MFS Mid Cap Growth Portfolio (6/03)                    2005      1.000          1.049                 -

   MFS Total Return Portfolio (5/03)                      2005      1.000          1.012               781

   MFS Value Portfolio (7/04)                             2005      1.000          1.039                 -

   Mondrian International Stock Portfolio (8/03)          2005      1.000          1.072                 -

   Pioneer Fund Portfolio (4/03)                          2005      1.000          1.048                 -

   Pioneer Mid Cap Value Portfolio (8/05)                 2005      1.000          1.008                 -

   Pioneer Strategic Income Portfolio (6/04)              2005      1.000          1.010                 -

   Strategic Equity Portfolio (7/03)                      2005      1.000          1.047                 -

   Style Focus Series: Small Cap Growth Portfolio (7/05)  2005      1.000          1.020                 -

   Style Focus Series: Small Cap Value Portfolio (7/05)   2005      1.000          0.977                 -

   Travelers Quality Bond Portfolio (8/03)                2005      1.000          0.993                 -

   U.S. Government Securities Portfolio (8/04)            2005      1.000          1.001                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (12/03)                                                2005      1.000          1.005                 -

   Social Awareness Stock Portfolio (9/04)                2005      1.000          1.047                 -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)            2005      1.000          1.032               517

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Enterprise Portfolio - Class II Shares (1/04)              2005      1.000           1.075                -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/03)            2005      1.000           1.135                -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (6/03)                                                     2005      1.000           1.181                -

   Mid Cap Portfolio - Service Class 2 (6/03)                 2005      1.000           1.143                -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.85%



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
---------------------------------------------------------     ----  -------------  -------------  ---------------
   Capital Appreciation Fund (10/03)                          2005      1.425           1.653           40,076
                                                              2004      1.214           1.425           25,833
                                                              2003      1.000           1.214                -

   High Yield Bond Trust (6/04)                               2005      1.061           1.055          190,411
                                                              2004      0.991           1.061          170,089

   Managed Assets Trust (6/04)                                2005      1.059           1.080          104,620
                                                              2004      0.999           1.059          109,870

   Money Market Portfolio (8/03)                              2005      0.984           0.994           43,974
                                                              2004      0.992           0.984           36,220
                                                              2003      1.000           0.992                -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (10/03)                                                    2005      1.217           1.372           21,531
                                                              2004      1.144           1.217           21,531
                                                              2003      1.000           1.144           21,531

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                 2005      1.468           1.644          203,231
                                                              2004      1.317           1.468          149,448
                                                              2003      1.000           1.317                -

   Growth Fund - Class 2 Shares (6/03)                        2005      1.388           1.583        1,142,869
                                                              2004      1.257           1.388          906,086
                                                              2003      1.000           1.257           53,198

   Growth-Income Fund - Class 2 Shares (6/03)                 2005      1.359           1.412        1,273,647
                                                              2004      1.254           1.359          946,118
                                                              2003      1.000           1.254           49,264

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)           2005      1.627           1.712          212,500
                                                              2004      1.262           1.627          172,018
                                                              2003      1.000           1.262           45,052

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/03)                                                     2005     1.206           1.235             23,679
                                                              2004     1.169           1.206             22,394
                                                              2003     1.000           1.169             21,793

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/03)                                              2005     1.401           1.455            152,580
                                                              2004     1.282           1.401            109,418
                                                              2003     1.000           1.282             38,167

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (12/03)    2005     1.209           1.308            171,237
                                                              2004     1.078           1.209             94,261
                                                              2003     1.000           1.078                  -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)  2005     1.207           1.305            121,514
                                                              2004     1.072           1.207            107,614
                                                              2003     1.000           1.072                  -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)      2005     1.332           1.446            226,330
                                                              2004     1.205           1.332            156,958
                                                              2003     1.000           1.205             11,224

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                              2005     1.807           2.261             36,919
                                                              2004     1.476           1.807             30,080
                                                              2003     1.000           1.476              2,147

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)  2005     1.554           1.681             77,833
                                                              2004     1.335           1.554             31,291
                                                              2003     1.213           1.335                  -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)   2005     1.509           1.613            232,706
                                                              2004     1.325           1.509            139,778
                                                              2003     1.000           1.325              7,958

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------   ----  -------------  -------------  ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)            2005      1.309           1.340          328,028
                                                              2004      1.210           1.309          335,639
                                                              2003      1.000           1.210          132,206

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (7/03)                                            2005      1.361           1.469          159,806
                                                              2004      1.271           1.361          118,346
                                                              2003      1.000           1.271           28,519

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                              2005      1.305           1.327                -
                                                              2004      1.226           1.305                -
                                                              2003      1.000           1.226                -

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                 2005      1.161           1.227            5,484
                                                              2004      1.092           1.161            5,484
                                                              2003      1.000           1.092                -

   Global Life Sciences Portfolio - Service Shares (12/03)    2005      1.334           1.471                -
                                                              2004      1.190           1.334                -
                                                              2003      1.000           1.190                -

   Global Technology Portfolio - Service Shares (11/03)       2005      1.366           1.496            4,282
                                                              2004      1.383           1.366            4,212
                                                              2003      1.000           1.383                -

   Worldwide Growth Portfolio - Service Shares (7/03)         2005      1.284           1.331           14,000
                                                              2004      1.251           1.284           13,137
                                                              2003      1.000           1.251            4,709

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)              2005      1.502           1.533           38,722
                                                              2004      1.332           1.502           17,540
                                                              2003      1.000           1.332                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------    ----  -------------  -------------  ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                         2005      1.372           1.391          259,387
                                                              2004      1.241           1.372          188,037
                                                              2003      1.000           1.241           16,267

   Mid-Cap Value Portfolio (6/03)                             2005      1.529           1.625          236,390
                                                              2004      1.256           1.529          209,822
                                                              2003      1.000           1.256           23,535

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)    2005      1.051           1.091           55,601
                                                              2004      0.978           1.051           28,670

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)        2005      1.117           1.119          107,978
                                                              2004      1.045           1.117           75,765
                                                              2003      1.000           1.045                -

   Total Return Portfolio - Administrative Class (5/03)       2005      1.041           1.047          433,544
                                                              2004      1.011           1.041          332,672
                                                              2003      1.000           1.011           85,993

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (6/03)                                                     2005      1.473           1.622           41,695
                                                              2004      1.291           1.473           42,749
                                                              2003      1.000           1.291           18,770

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)    2005      1.768           1.858          102,688
                                                              2004      1.427           1.768           75,102
                                                              2003      1.000           1.427                -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                              2005      1.391           1.421          127,836
                                                              2004      1.308           1.391          125,494
                                                              2003      1.000           1.308           18,909

   Investors Fund - Class I (7/03)                            2005      1.378           1.441          168,014
                                                              2004      1.272           1.378          161,246
                                                              2003      1.000           1.272           72,552

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------    ----  -------------  -------------  ---------------
   Large Cap Growth Fund - Class I (9/03)                     2005      1.288           1.331            81,904
                                                              2004      1.306           1.288            34,345
                                                              2003      1.000           1.306             7,268

   Small Cap Growth Fund - Class I (8/03)                     2005      1.613           1.661           140,022
                                                              2004      1.427           1.613           100,647
                                                              2003      1.000           1.427            42,389

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/03)                 2005      1.279           1.365            18,892
                                                              2004      1.224           1.279             9,313
                                                              2003      1.000           1.224                 -

   Convertible Securities Portfolio (7/03)                    2005      1.188           1.170            52,122
                                                              2004      1.139           1.188            43,059
                                                              2003      1.000           1.139             7,528

   Disciplined Mid Cap Stock Portfolio (6/03)                 2005      1.483           1.637           134,671
                                                              2004      1.297           1.483           128,859
                                                              2003      1.000           1.297            13,688

   Equity Income Portfolio (7/03)                             2005      1.330           1.364           183,501
                                                              2004      1.233           1.330           158,224
                                                              2003      1.000           1.233            20,772

   Federated High Yield Portfolio (9/03)                      2005      1.199           1.207           145,289
                                                              2004      1.107           1.199           120,456
                                                              2003      1.000           1.107            45,803

   Federated Stock Portfolio (6/03)                           2005      1.355           1.401            35,349
                                                              2004      1.249           1.355            88,981
                                                              2003      1.000           1.249                 -

   Large Cap Portfolio (9/03)                                 2005      1.241           1.324           127,209
                                                              2004      1.186           1.241           118,688
                                                              2003      1.000           1.186            51,004

   Managed Allocation Series: Aggressive Portfolio (7/05)     2005      1.020           1.072                 -

   Managed Allocation Series: Conservative Portfolio (10/05)  2005      1.000           1.013                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Managed Allocation Series: Moderate Portfolio (7/05)       2005      1.000           1.029               -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (1/05)                                                     2005      1.000           1.031               -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (1/05)                                           2005      1.000           1.034               -

   Mercury Large Cap Core Portfolio (7/03)                    2005      1.319           1.451         114,623
                                                              2004      1.159           1.319         116,929
                                                              2003      1.000           1.159               -

   MFS Emerging Growth Portfolio (12/03)                      2005      1.322           1.282               -
                                                              2004      1.195           1.322          12,041
                                                              2003      1.000           1.195           2,552

   MFS Mid Cap Growth Portfolio (6/03)                        2005      1.433           1.450          65,931
                                                              2004      1.280           1.433          39,384
                                                              2003      1.000           1.280          10,082

   MFS Total Return Portfolio (5/03)                          2005      1.230           1.243         569,608
                                                              2004      1.124           1.230         414,664
                                                              2003      1.000           1.124         231,203

   MFS Value Portfolio (7/04)                                 2005      1.109           1.159          18,855
                                                              2004      0.977           1.109          18,861

   Mondrian International Stock Portfolio (8/03)              2005      1.436           1.544          58,937
                                                              2004      1.264           1.436          55,863
                                                              2003      1.000           1.264               -

   Pioneer Fund Portfolio (4/03)                              2005      1.297           1.350           3,412
                                                              2004      1.189           1.297           3,416
                                                              2003      1.000           1.189               -

   Pioneer Mid Cap Value Portfolio (8/05)                     2005      1.000           1.008               -

   Pioneer Strategic Income Portfolio (6/04)                  2005      1.084           1.103          74,459
                                                              2004      0.979           1.084          52,334

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                        YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------  ----  -------------  -------------  ---------------
   Strategic Equity Portfolio (7/03)                      2005      1.327           1.329             5,475
                                                          2004      1.226           1.327            10,950
                                                          2003      1.000           1.226            10,950

   Style Focus Series: Small Cap Growth Portfolio (7/05)  2005      1.000           1.019                 -

   Style Focus Series: Small Cap Value Portfolio (7/05)   2005      1.000           0.977                 -

   Travelers Quality Bond Portfolio (8/03)                2005      1.027           1.025           105,771
                                                          2004      1.013           1.027            86,898
                                                          2003      1.000           1.013             4,955

   U.S. Government Securities Portfolio (8/04)            2005      1.045           1.070           118,408
                                                          2004      1.007           1.045           116,718

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (12/03)                                                2005      0.991           0.996             5,058
                                                          2004      0.998           0.991             4,481
                                                          2003      1.000           0.998                 -

   Social Awareness Stock Portfolio (9/04)                2005      1.044           1.070                 -
                                                          2004      0.924           1.044                 -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)            2005      1.451           1.483           179,991
                                                          2004      1.259           1.451           125,674
                                                          2003      1.000           1.259             1,953

   Enterprise Portfolio - Class II Shares (1/04)          2005      1.208           1.279                 -
                                                          2004      1.185           1.208                 -
                                                          2003      1.000           1.185                 -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/03)        2005      1.399           1.602           161,829
                                                          2004      1.237           1.399           115,023
                                                          2003      1.000           1.237             1,947

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Dynamic Capital Appreciation Portfolio - Service Class 2
   (6/03)                                                     2005     1.176           1.394                 -
                                                              2004     1.183           1.176                 -
                                                              2003     1.000           1.183                 -

   Mid Cap Portfolio - Service Class 2 (6/03)                 2005     1.723           1.997           228,557
                                                              2004     1.408           1.723           161,983
                                                              2003     1.000           1.408            18,696

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.90%



                                                                  UNIT VALUE AT                 NUMBER OF UNITS
                                                                   BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR      YEAR        END OF YEAR     END OF YEAR
---------------------------------------------------------   ----  -------------  -------------  ---------------
   Capital Appreciation Fund (10/03)                        2005       1.288           1.494             -
                                                            2004       1.098           1.288             -
                                                            2003       1.052           1.098             -

   High Yield Bond Trust (6/04)                             2005       1.060           1.054             -
                                                            2004       0.991           1.060             -

   Managed Assets Trust (6/04)                              2005       1.059           1.079             -
                                                            2004       0.999           1.059             -

   Money Market Portfolio (8/03)                            2005       0.988           0.997         1,251
                                                            2004       0.996           0.988         1,115
                                                            2003       1.000           0.996             -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (10/03)                                                  2005       1.119           1.260             -
                                                            2004       1.052           1.119             -
                                                            2003       1.025           1.052             -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)               2005       1.241           1.389             -
                                                            2004       1.114           1.241             -
                                                            2003       1.000           1.114             -

   Growth Fund - Class 2 Shares (6/03)                      2005       1.200           1.368             -
                                                            2004       1.087           1.200             -
                                                            2003       1.000           1.087             -

   Growth-Income Fund - Class 2 Shares (6/03)               2005       1.188           1.234             -
                                                            2004       1.097           1.188             -
                                                            2003       1.000           1.097             -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)         2005       1.434           1.508             -
                                                            2004       1.113           1.434             -
                                                            2003       1.000           1.113             -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF  UNIT VALUE AT     OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares (5/03)       2005     1.120            1.147                -
                                                                      2004     1.087            1.120                -
                                                                      2003     1.000            1.087                -

   Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (6/03) 2005     1.171            1.215                -
                                                                      2004     1.072            1.171                -
                                                                      2003     1.000            1.072                -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (12/03)            2005     1.208            1.306                -
                                                                      2004     1.078            1.208                -
                                                                      2003     1.034            1.078                -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)          2005     1.206            1.304                -
                                                                      2004     1.072            1.206                -
                                                                      2003     1.034            1.072                -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)              2005     1.212            1.315                -
                                                                      2004     1.097            1.212                -
                                                                      2003     1.000            1.097                -

   Templeton Developing Markets Securities Fund - Class 2 Shares
    (7/03)                                                            2005     1.460            1.825                -
                                                                      2004     1.193            1.460                -
                                                                      2003     1.000            1.193                -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)          2005     1.294            1.399           59,262
                                                                      2004     1.113            1.294           62,699
                                                                      2003     1.000            1.113                -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)           2005     1.264            1.351                -
                                                                      2004     1.111            1.264                -
                                                                      2003     1.000            1.111                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF  UNIT VALUE AT     OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)                    2005     1.183               1.210          -
                                                                      2004     1.093               1.183          -
                                                                      2003     1.000               1.093          -

   Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (7/03)                                                            2005     1.154               1.244          -
                                                                      2004     1.078               1.154          -
                                                                      2003     1.000               1.078          -

   Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (7/03)                                                            2005     1.156               1.176          -
                                                                      2004     1.087               1.156          -
                                                                      2003     1.000               1.087          -

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                         2005     1.125               1.188          -
                                                                      2004     1.059               1.125          -
                                                                      2003     1.000               1.059          -

   Global Life Sciences Portfolio - Service Shares (12/03)            2005     1.181               1.302          -
                                                                      2004     1.054               1.181          -
                                                                      2003     1.037               1.054          -

   Global Technology Portfolio - Service Shares (11/03)               2005     1.069               1.170          -
                                                                      2004     1.083               1.069          -
                                                                      2003     1.049               1.083          -

   Worldwide Growth Portfolio - Service Shares (7/03)                 2005     1.134               1.175          -
                                                                      2004     1.106               1.134          -
                                                                      2003     1.000               1.106          -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)                      2005     1.242               1.267          -
                                                                      2004     1.102               1.242          -
                                                                      2003     1.003               1.102          -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                                 2005     1.225           1.241                -
                                                                      2004     1.109           1.225                -
                                                                      2003     1.000           1.109                -

   Mid-Cap Value Portfolio (6/03)                                     2005     1.343           1.426                -
                                                                      2004     1.104           1.343                -
                                                                      2003     1.000           1.104                -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)            2005     1.051           1.090                -
                                                                      2004     0.978           1.051                -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)                2005     1.100           1.102                -
                                                                      2004     1.030           1.100                -
                                                                      2003     0.997           1.030                -

   Total Return Portfolio - Administrative Class (5/03)               2005     1.041           1.046                -
                                                                      2004     1.011           1.041                -
                                                                      2003     1.000           1.011                -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares (6/03)       2005     1.290           1.421                -
                                                                      2004     1.132           1.290                -
                                                                      2003     1.000           1.132                -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)            2005     1.427           1.498                -
                                                                      2004     1.152           1.427                -
                                                                      2003     1.000           1.152                -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                                      2005     1.179           1.204                -
                                                                      2004     1.109           1.179                -
                                                                      2003     1.000           1.109                -

   Investors Fund - Class I (7/03)                                    2005     1.209           1.264                -
                                                                      2004     1.117           1.209                -
                                                                      2003     1.000           1.117                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF  UNIT VALUE AT     OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
   Large Cap Growth Fund - Class I (9/03)                             2005      1.084          1.119              -
                                                                      2004      1.099          1.084              -
                                                                      2003      0.983          1.099              -

   Small Cap Growth Fund - Class I (8/03)                             2005      1.258          1.295              -
                                                                      2004      1.114          1.258              -
                                                                      2003      1.000          1.114              -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/03)                         2005      1.129          1.205              -
                                                                      2004      1.080          1.129              -
                                                                      2003      1.055          1.080              -

   Convertible Securities Portfolio (7/03)                            2005      1.121          1.104              -
                                                                      2004      1.075          1.121              -
                                                                      2003      1.000          1.075              -

   Disciplined Mid Cap Stock Portfolio (6/03)                         2005      1.258          1.388              -
                                                                      2004      1.101          1.258              -
                                                                      2003      1.000          1.101              -

   Equity Income Portfolio (7/03)                                     2005      1.187          1.217              -
                                                                      2004      1.101          1.187              -
                                                                      2003      1.000          1.101              -

   Federated High Yield Portfolio (9/03)                              2005      1.141          1.148              -
                                                                      2004      1.054          1.141              -
                                                                      2003      1.000          1.054              -

   Federated Stock Portfolio (6/03)                                   2005      1.224          1.265              -
                                                                      2004      1.129          1.224              -
                                                                      2003      1.000          1.129              -

   Large Cap Portfolio (9/03)                                         2005      1.130          1.205              -
                                                                      2004      1.081          1.130              -
                                                                      2003      1.000          1.081              -

   Managed Allocation Series: Aggressive Portfolio (7/05)             2005      1.019          1.072              -

   Managed Allocation Series: Conservative Portfolio (10/05)          2005      1.000          1.013              -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR         END OF YEAR     END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Managed Allocation Series: Moderate Portfolio (7/05)                  2005      1.000           1.029              -

Managed Allocation Series: Moderate-Aggressive Portfolio (1/05)       2005      1.000           1.031              -

Managed Allocation Series: Moderate-Conservative Portfolio (1/05)     2005      1.000           1.034              -

Mercury Large Cap Core Portfolio (7/03)                               2005      1.204           1.323              -
                                                                      2004      1.058           1.204              -
                                                                      2003      1.000           1.058              -

MFS Emerging Growth Portfolio (12/03)                                 2005      1.165           1.129              -
                                                                      2004      1.053           1.165              -
                                                                      2003      1.036           1.053              -

MFS Mid Cap Growth Portfolio (6/03)                                   2005      1.186           1.199              -
                                                                      2004      1.059           1.186              -
                                                                      2003      1.000           1.059              -

MFS Total Return Portfolio (5/03)                                     2005      1.160           1.172              -
                                                                      2004      1.060           1.160              -
                                                                      2003      1.000           1.060              -

MFS Value Portfolio (7/04)                                            2005      1.109           1.158              -
                                                                      2004      0.977           1.109              -

Mondrian International Stock Portfolio (8/03)                         2005      1.282           1.378              -
                                                                      2004      1.129           1.282              -
                                                                      2003      1.000           1.129              -

Pioneer Fund Portfolio (4/03)                                         2005      1.193           1.240              -
                                                                      2004      1.094           1.193              -
                                                                      2003      1.000           1.094              -

Pioneer Mid Cap Value Portfolio (8/05)                                2005      1.000           1.008              -

Pioneer Strategic Income Portfolio (6/04)                             2005      1.083           1.102              -
                                                                      2004      0.979           1.083              -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF  UNIT VALUE AT     OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
   Strategic Equity Portfolio (7/03)                                  2005      1.156           1.157             -
                                                                      2004      1.069           1.156             -
                                                                      2003      1.000           1.069             -

   Style Focus Series: Small Cap Growth Portfolio (7/05)              2005      1.000           1.019             -

   Style Focus Series: Small Cap Value Portfolio (7/05)               2005      1.000           0.977             -

   Travelers Quality Bond Portfolio (8/03)                            2005      1.027           1.024             -
                                                                      2004      1.013           1.027             -
                                                                      2003      1.000           1.013             -

   U.S. Government Securities Portfolio (8/04)                        2005      1.044           1.069             -
                                                                      2004      1.007           1.044             -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (12/03)       2005      0.990           0.995             -
                                                                      2004      0.998           0.990             -
                                                                      2003      0.997           0.998             -

   Social Awareness Stock Portfolio (9/04)                            2005      1.044           1.069             -
                                                                      2004      0.924           1.044             -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                        2005      1.274           1.301             -
                                                                      2004      1.105           1.274             -
                                                                      2003      1.000           1.105             -

   Enterprise Portfolio - Class II Shares (1/04)                      2005      1.101           1.165             -
                                                                      2004      1.089           1.101             -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/03)                    2005      1.239           1.418             -
                                                                      2004      1.096           1.239             -
                                                                      2003      1.000           1.096             -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF  UNIT VALUE AT     OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
   Dynamic Capital Appreciation Portfolio - Service Class 2 (6/03)    2005      1.074          1.272               -
                                                                      2004      1.081          1.074               -
                                                                      2003      1.000          1.081               -

   Mid Cap Portfolio - Service Class 2 (6/03)                         2005      1.396          1.616               -
                                                                      2004      1.141          1.396               -
                                                                      2003      1.000          1.141               -


                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.95%



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF  UNIT VALUE AT     OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
   Capital Appreciation Fund (10/03)                                  2005      1.422          1.649             61,067
                                                                      2004      1.213          1.422             46,310
                                                                      2003      1.000          1.213              2,811

   High Yield Bond Trust (6/04)                                       2005      1.060          1.053            150,011
                                                                      2004      0.991          1.060             24,059

   Managed Assets Trust (6/04)                                        2005      1.058          1.078             61,036
                                                                      2004      0.999          1.058              3,257

   Money Market Portfolio (8/03)                                      2005      0.982          0.991            555,003
                                                                      2004      0.992          0.982          1,188,876
                                                                      2003      1.000          0.992             90,248

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B (10/03)     2005      1.215          1.368             11,871
                                                                      2004      1.143          1.215             11,871
                                                                      2003      1.000          1.143                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                         2005      1.465          1.639            890,621
                                                                      2004      1.316          1.465            724,379
                                                                      2003      1.000          1.316            334,172

   Growth Fund - Class 2 Shares (6/03)                                2005      1.386          1.579          3,512,883
                                                                      2004      1.256          1.386          2,792,430
                                                                      2003      1.000          1.256          1,108,174

   Growth-Income Fund - Class 2 Shares (6/03)                         2005      1.357          1.408          4,037,531
                                                                      2004      1.253          1.357          3,426,738
                                                                      2003      1.000          1.253          1,314,244

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)                   2005      1.625          1.708            611,999
                                                                      2004      1.261          1.625            497,837
                                                                      2003      1.000          1.261            150,157

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF  UNIT VALUE AT     OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares (5/03)       2005      1.204          1.232             71,885
                                                                      2004      1.168          1.204             42,223
                                                                      2003      1.000          1.168             35,461

   Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (6/03) 2005      1.399          1.452             99,147
                                                                      2004      1.281          1.399             23,233
                                                                      2003      1.000          1.281                464

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (12/03)            2005      1.208          1.305            512,941
                                                                      2004      1.078          1.208            390,647
                                                                      2003      1.000          1.078                  -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)          2005      1.206          1.302            256,618
                                                                      2004      1.071          1.206            181,355
                                                                      2003      1.000          1.071                  -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)              2005      1.330          1.442            390,353
                                                                      2004      1.204          1.330            247,727
                                                                      2003      1.000          1.204            111,096

   Templeton Developing Markets Securities Fund - Class 2 Shares
    (7/03)                                                            2005      1.804          2.255            155,118
                                                                      2004      1.475          1.804            103,518
                                                                      2003      1.000          1.475             32,338

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)          2005      1.551          1.676            258,807
                                                                      2004      1.335          1.551            177,969
                                                                      2003      1.212          1.335                  -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)           2005      1.507          1.609            259,235
                                                                      2004      1.324          1.507            237,265
                                                                      2003      1.000          1.324             59,268

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF  UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)                    2005      1.307         1.336            736,008
                                                                      2004      1.209         1.307            689,882
                                                                      2003      1.000         1.209            286,088

   Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (7/03)                                                            2005      1.359         1.465            101,933
                                                                      2004      1.270         1.359             48,065
                                                                      2003      1.000         1.270                  -

   Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (7/03)                                                            2005      1.303         1.324              5,589
                                                                      2004      1.225         1.303              4,814
                                                                      2003      1.000         1.225                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                         2005      1.159         1.224             25,253
                                                                      2004      1.092         1.159             25,260
                                                                      2003      1.000         1.092             24,024

   Global Life Sciences Portfolio - Service Shares (12/03)            2005      1.332         1.467             12,822
                                                                      2004      1.189         1.332             12,822
                                                                      2003      1.000         1.189             12,822

   Global Technology Portfolio - Service Shares (11/03)               2005      1.363         1.492             42,686
                                                                      2004      1.382         1.363             17,360
                                                                      2003      1.000         1.382                  -

   Worldwide Growth Portfolio - Service Shares (7/03)                 2005      1.282         1.327                  -
                                                                      2004      1.250         1.282                  -
                                                                      2003      1.000         1.250                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)                      2005      1.499         1.529            218,815
                                                                      2004      1.331         1.499            162,415
                                                                      2003      1.000         1.331              7,627

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                            UNIT VALUE AT  NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                                 2005      1.370           1.387           690,151
                                                                      2004      1.240           1.370           373,529
                                                                      2003      1.000           1.240             5,171

   Mid-Cap Value Portfolio (6/03)                                     2005      1.527           1.620           448,170
                                                                      2004      1.255           1.527           184,238
                                                                      2003      1.000           1.255            22,815

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)            2005      1.050           1.089           122,363
                                                                      2004      0.978           1.050             5,752

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)                2005      1.115           1.116           393,976
                                                                      2004      1.044           1.115           184,711
                                                                      2003      1.000           1.044            17,217

   Total Return Portfolio - Administrative Class (5/03)               2005      1.039           1.044           853,077
                                                                      2004      1.010           1.039           683,510
                                                                      2003      1.000           1.010             8,553

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares (6/03)       2005      1.470           1.618             2,823
                                                                      2004      1.290           1.470             3,230
                                                                      2003      1.000           1.290                 -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)            2005      1.765           1.853            79,046
                                                                      2004      1.426           1.765            32,407
                                                                      2003      1.000           1.426                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                                      2005      1.388           1.417            96,324
                                                                      2004      1.307           1.388           157,285
                                                                      2003      1.000           1.307            17,869

   Investors Fund - Class I (7/03)                                    2005      1.375           1.437            51,059
                                                                      2004      1.271           1.375            38,512
                                                                      2003      1.000           1.271            22,276

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
   Large Cap Growth Fund - Class I (9/03)                             2005      1.286          1.327             80,380
                                                                      2004      1.305          1.286             80,391
                                                                      2003      1.000          1.305             69,744

   Small Cap Growth Fund - Class I (8/03)                             2005      1.610          1.656            179,850
                                                                      2004      1.426          1.610            153,104
                                                                      2003      1.000          1.426             27,380

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/03)                         2005      1.277          1.362             24,001
                                                                      2004      1.223          1.277             11,734
                                                                      2003      1.000          1.223                  -

   Convertible Securities Portfolio (7/03)                            2005      1.186          1.167            108,317
                                                                      2004      1.138          1.186             59,172
                                                                      2003      1.000          1.138                  -

   Disciplined Mid Cap Stock Portfolio (6/03)                         2005      1.480          1.632             42,362
                                                                      2004      1.296          1.480             42,350
                                                                      2003      1.000          1.296              9,293

   Equity Income Portfolio (7/03)                                     2005      1.327          1.360            293,931
                                                                      2004      1.232          1.327            305,326
                                                                      2003      1.000          1.232             62,666

   Federated High Yield Portfolio (9/03)                              2005      1.197          1.204            185,732
                                                                      2004      1.106          1.197            228,788
                                                                      2003      1.000          1.106             17,004

   Federated Stock Portfolio (6/03)                                   2005      1.353          1.398             50,535
                                                                      2004      1.248          1.353             38,606
                                                                      2003      1.000          1.248             18,144

   Large Cap Portfolio (9/03)                                         2005      1.239          1.320            130,468
                                                                      2004      1.186          1.239            101,643
                                                                      2003      1.000          1.186             27,138

   Managed Allocation Series: Aggressive Portfolio (7/05)             2005      1.019          1.071                  -

   Managed Allocation Series: Conservative Portfolio (10/05)          2005      1.000          1.013                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF  UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Managed Allocation Series: Moderate Portfolio (7/05)                  2005      1.000           1.029                -

Managed Allocation Series: Moderate-Aggressive Portfolio (1/05)       2005      1.000           1.031                -

Managed Allocation Series: Moderate-Conservative Portfolio (1/05)     2005      1.000           1.033                -

Mercury Large Cap Core Portfolio (7/03)                               2005      1.317           1.447          179,103
                                                                      2004      1.158           1.317          169,721
                                                                      2003      1.000           1.158           19,489

MFS Emerging Growth Portfolio (12/03)                                 2005      1.320           1.280                -
                                                                      2004      1.194           1.320           35,297
                                                                      2003      1.000           1.194                -

MFS Mid Cap Growth Portfolio (6/03)                                   2005      1.431           1.446          100,741
                                                                      2004      1.279           1.431           60,927
                                                                      2003      1.000           1.279           10,971

MFS Total Return Portfolio (5/03)                                     2005      1.228           1.240          841,464
                                                                      2004      1.123           1.228          697,939
                                                                      2003      1.000           1.123           68,755

MFS Value Portfolio (7/04)                                            2005      1.109           1.157           97,222
                                                                      2004      0.977           1.109            7,576

Mondrian International Stock Portfolio (8/03)                         2005      1.433           1.540          149,933
                                                                      2004      1.263           1.433          100,973
                                                                      2003      1.000           1.263            8,472

Pioneer Fund Portfolio (4/03)                                         2005      1.295           1.346           35,336
                                                                      2004      1.188           1.295           12,601
                                                                      2003      1.000           1.188                -

Pioneer Mid Cap Value Portfolio (8/05)                                2005      1.000           1.008            7,520

Pioneer Strategic Income Portfolio (6/04)                             2005      1.083           1.101          171,663
                                                                      2004      0.979           1.083           44,517

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
   Strategic Equity Portfolio (7/03)                                  2005      1.325          1.326             31,560
                                                                      2004      1.225          1.325             28,511
                                                                      2003      1.000          1.225             22,609

   Style Focus Series: Small Cap Growth Portfolio (7/05)              2005      1.000          1.019              7,500

   Style Focus Series: Small Cap Value Portfolio (7/05)               2005      1.000          0.977             19,939

   Travelers Quality Bond Portfolio (8/03)                            2005      1.026          1.022            264,301
                                                                      2004      1.013          1.026            383,445
                                                                      2003      1.000          1.013              1,178

   U.S. Government Securities Portfolio (8/04)                        2005      1.044          1.068             46,834
                                                                      2004      1.007          1.044                504

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (12/03)       2005      0.990          0.994            134,159
                                                                      2004      0.998          0.990             41,915
                                                                      2003      1.000          0.998                  -

   Social Awareness Stock Portfolio (9/04)                            2005      1.043          1.068             48,291
                                                                      2004      0.924          1.043                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                        2005      1.448          1.479            294,679
                                                                      2004      1.258          1.448            188,616
                                                                      2003      1.000          1.258             74,545

   Enterprise Portfolio - Class II Shares (1/04)                      2005      1.206          1.276             23,247
                                                                      2004      1.185          1.206             23,247
                                                                      2003      1.000          1.185                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/03)                    2005      1.397          1.598            544,815
                                                                      2004      1.237          1.397            336,428
                                                                      2003      1.000          1.237            101,724

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2 (6/03)       2005      1.174          1.390            10,861
                                                                      2004      1.182          1.174            10,861
                                                                      2003      1.000          1.182                 -

Mid Cap Portfolio - Service Class 2 (6/03)                            2005      1.720          1.991           458,516
                                                                      2004      1.407          1.720           278,559
                                                                      2003      1.000          1.407            39,726


                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.00%



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
   Capital Appreciation Fund (10/03)                                  2005      1.172          1.357              -
                                                                      2004      1.000          1.172              -

   High Yield Bond Trust (6/04)                                       2005      1.078          1.071              -
                                                                      2004      1.008          1.078              -

   Managed Assets Trust (6/04)                                        2005      1.074          1.093              -
                                                                      2004      1.013          1.074              -

   Money Market Portfolio (8/03)                                      2005      0.996          1.005              -
                                                                      2004      1.000          0.996              -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B (10/03)     2005      1.060          1.194              -
                                                                      2004      1.000          1.060              -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                         2005      1.115          1.247              -
                                                                      2004      1.000          1.115              -

   Growth Fund - Class 2 Shares (6/03)                                2005      1.088          1.239              -
                                                                      2004      1.000          1.088              -

   Growth-Income Fund - Class 2 Shares (6/03)                         2005      1.067          1.107              -
                                                                      2004      1.000          1.067              -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)                   2005      1.290          1.355              -
                                                                      2004      1.000          1.290              -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares (5/03)       2005      1.024          1.048              -
                                                                      2004      1.000          1.024              -

   Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (6/03) 2005      1.096          1.136              -
                                                                      2004      1.000          1.096              -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (12/03)            2005      1.119         1.208                 -
                                                                      2004      1.000         1.119                 -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)          2005      1.121         1.210                 -
                                                                      2004      1.000         1.121                 -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)              2005      1.102         1.195                 -
                                                                      2004      1.000         1.102                 -

   Templeton Developing Markets Securities Fund - Class 2 Shares
    (7/03)                                                            2005      1.264         1.579                 -
                                                                      2004      1.000         1.264                 -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)          2005      1.158         1.251             4,934
                                                                      2004      1.000         1.158                 -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)           2005      1.122         1.197                 -
                                                                      2004      1.000         1.122                 -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)                    2005      1.072         1.095                 -
                                                                      2004      1.000         1.072                 -

   Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (7/03)                                                            2005      1.056         1.138                 -
                                                                      2004      1.000         1.056                 -

   Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (7/03)                                                            2005      1.067         1.084                 -
                                                                      2004      1.000         1.067                 -

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                         2005      1.070         1.130                 -
                                                                      2004      1.000         1.070                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
   Global Life Sciences Portfolio - Service Shares (12/03)            2005      1.041          1.146               -
                                                                      2004      1.000          1.041               -

   Global Technology Portfolio - Service Shares (11/03)               2005      1.054          1.153               -
                                                                      2004      1.000          1.054               -

   Worldwide Growth Portfolio - Service Shares (7/03)                 2005      1.089          1.127               -
                                                                      2004      1.000          1.089               -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)                      2005      1.128          1.150               -
                                                                      2004      1.000          1.128               -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                                 2005      1.102          1.115               -
                                                                      2004      1.000          1.102               -

   Mid-Cap Value Portfolio (6/03)                                     2005      1.163          1.234               -
                                                                      2004      1.000          1.163               -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)            2005      1.065          1.104               -
                                                                      2004      0.992          1.065               -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)                2005      1.070          1.070               -
                                                                      2004      1.000          1.070               -

   Total Return Portfolio - Administrative Class (5/03)               2005      1.046          1.051               -
                                                                      2004      1.000          1.046               -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares (6/03)       2005      1.161          1.277               -
                                                                      2004      1.000          1.161               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)            2005      1.195          1.254               -
                                                                      2004      1.000          1.195               -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                                      2005      1.059          1.080               -
                                                                      2004      1.000          1.059               -

   Investors Fund - Class I (7/03)                                    2005      1.082          1.129               -
                                                                      2004      1.000          1.082               -

   Large Cap Growth Fund - Class I (9/03)                             2005      0.993          1.024               -
                                                                      2004      1.000          0.993               -

   Small Cap Growth Fund - Class I (8/03)                             2005      1.168          1.201               -
                                                                      2004      1.000          1.168               -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/03)                         2005      1.057          1.126               -
                                                                      2004      1.000          1.057               -

   Convertible Securities Portfolio (7/03)                            2005      1.044          1.027               -
                                                                      2004      1.000          1.044               -

   Disciplined Mid Cap Stock Portfolio (6/03)                         2005      1.121          1.235               -
                                                                      2004      1.000          1.121               -

   Equity Income Portfolio (7/03)                                     2005      1.104          1.131               -
                                                                      2004      1.000          1.104               -

   Federated High Yield Portfolio (9/03)                              2005      1.080          1.086               -
                                                                      2004      1.000          1.080               -

   Federated Stock Portfolio (6/03)                                   2005      1.081          1.116               -
                                                                      2004      1.000          1.081               -

   Large Cap Portfolio (9/03)                                         2005      1.050          1.119               -
                                                                      2004      1.000          1.050               -

   Managed Allocation Series: Aggressive Portfolio (7/05)             2005      1.019          1.071               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Managed Allocation Series: Conservative Portfolio (10/05)             2005      1.000         1.013                -

Managed Allocation Series: Moderate Portfolio (7/05)                  2005      1.000         1.029                -

Managed Allocation Series: Moderate-Aggressive Portfolio (1/05)       2005      1.000         1.031                -

Managed Allocation Series: Moderate-Conservative Portfolio (1/05)     2005      1.000         1.033                -

Mercury Large Cap Core Portfolio (7/03)                               2005      1.126         1.237                -
                                                                      2004      1.000         1.126                -

MFS Emerging Growth Portfolio (12/03)                                 2005      1.084         1.051                -
                                                                      2004      1.000         1.084                -

MFS Mid Cap Growth Portfolio (6/03)                                   2005      1.075         1.086                -
                                                                      2004      1.000         1.075                -

MFS Total Return Portfolio (5/03)                                     2005      1.098         1.108                -
                                                                      2004      1.000         1.098                -

MFS Value Portfolio (7/04)                                            2005      1.128         1.178                -
                                                                      2004      0.994         1.128                -

Mondrian International Stock Portfolio (8/03)                         2005      1.147         1.232                -
                                                                      2004      1.000         1.147                -

Pioneer Fund Portfolio (4/03)                                         2005      1.095         1.138                -
                                                                      2004      1.000         1.095                -

Pioneer Mid Cap Value Portfolio (8/05)                                2005      1.000         1.008                -

Pioneer Strategic Income Portfolio (6/04)                             2005      1.106         1.124                -
                                                                      2004      1.000         1.106                -

Strategic Equity Portfolio (7/03)                                     2005      1.100         1.100                -
                                                                      2004      1.000         1.100                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
   Style Focus Series: Small Cap Growth Portfolio (7/05)              2005      1.000           1.019              -

   Style Focus Series: Small Cap Value Portfolio (7/05)               2005      1.000           0.976              -

   Travelers Quality Bond Portfolio (8/03)                            2005      1.034           1.030              -
                                                                      2004      1.000           1.034              -

   U.S. Government Securities Portfolio (8/04)                        2005      1.074           1.099              -
                                                                      2004      1.036           1.074              -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (12/03)       2005      1.000           1.003              -
                                                                      2004      1.000           1.000              -

   Social Awareness Stock Portfolio (9/04)                            2005      1.077           1.103              -
                                                                      2004      0.954           1.077              -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                        2005      1.133           1.156              -
                                                                      2004      1.000           1.133              -

   Enterprise Portfolio - Class II Shares (1/04)                      2005      1.040           1.099              -
                                                                      2004      1.000           1.040              -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/03)                    2005      1.109           1.268              -
                                                                      2004      1.000           1.109              -

   Dynamic Capital Appreciation Portfolio - Service Class 2 (6/03)    2005      1.042           1.232              -
                                                                      2004      1.000           1.042              -

   Mid Cap Portfolio - Service Class 2 (6/03)                         2005      1.229           1.422              -
                                                                      2004      1.000           1.229              -


                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.05%



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
   Capital Appreciation Fund (10/03)                                  2005      1.420          1.644             3,304
                                                                      2004      1.213          1.420                 -
                                                                      2003      1.000          1.213                 -

   High Yield Bond Trust (6/04)                                       2005      1.059          1.052            12,255
                                                                      2004      0.991          1.059             3,808

   Managed Assets Trust (6/04)                                        2005      1.058          1.076            52,894
                                                                      2004      0.999          1.058                 -

   Money Market Portfolio (8/03)                                      2005      0.981          0.989            17,032
                                                                      2004      0.991          0.981             4,000
                                                                      2003      1.000          0.991                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B (10/03)     2005      1.213          1.365                 -
                                                                      2004      1.143          1.213                 -
                                                                      2003      1.000          1.143                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                         2005      1.463          1.635            68,765
                                                                      2004      1.316          1.463             3,927
                                                                      2003      1.000          1.316                 -

   Growth Fund - Class 2 Shares (6/03)                                2005      1.383          1.575           191,300
                                                                      2004      1.255          1.383            11,535
                                                                      2003      1.000          1.255                 -

   Growth-Income Fund - Class 2 Shares (6/03)                         2005      1.354          1.404           228,416
                                                                      2004      1.253          1.354             9,193
                                                                      2003      1.000          1.253                 -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)                   2005      1.622          1.703            13,337
                                                                      2004      1.260          1.622             8,022
                                                                      2003      1.000          1.260                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares (5/03)       2005      1.202          1.229                 -
                                                                      2004      1.168          1.202                 -
                                                                      2003      1.000          1.168                 -

   Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (6/03) 2005      1.397          1.448               905
                                                                      2004      1.280          1.397                 -
                                                                      2003      1.000          1.280                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (12/03)            2005      1.206          1.302            96,012
                                                                      2004      1.078          1.206            18,660
                                                                      2003      1.000          1.078                 -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)          2005      1.204          1.299            15,932
                                                                      2004      1.071          1.204             9,791
                                                                      2003      1.000          1.071                 -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)              2005      1.328          1.438            22,403
                                                                      2004      1.203          1.328             9,484
                                                                      2003      1.000          1.203                 -

   Templeton Developing Markets Securities Fund - Class 2 Shares
    (7/03)                                                            2005      1.801          2.249            10,323
                                                                      2004      1.474          1.801                 -
                                                                      2003      1.000          1.474                 -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)          2005      1.549          1.672            25,399
                                                                      2004      1.334          1.549             1,081
                                                                      2003      1.212          1.334                 -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)           2005      1.504          1.604            88,712
                                                                      2004      1.323          1.504             8,949
                                                                      2003      1.000          1.323                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)                    2005      1.305         1.333             4,151
                                                                      2004      1.208         1.305             4,855
                                                                      2003      1.000         1.208                 -

   Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (7/03)                                                            2005      1.357         1.461            34,530
                                                                      2004      1.269         1.357                 -
                                                                      2003      1.000         1.269                 -

   Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (7/03)                                                            2005      1.300         1.320                 -
                                                                      2004      1.225         1.300                 -
                                                                      2003      1.000         1.225                 -

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                         2005      1.157         1.221                 -
                                                                      2004      1.091         1.157                 -
                                                                      2003      1.000         1.091                 -

   Global Life Sciences Portfolio - Service Shares (12/03)            2005      1.329         1.463                 -
                                                                      2004      1.188         1.329                 -
                                                                      2003      1.000         1.188                 -

   Global Technology Portfolio - Service Shares (11/03)               2005      1.361         1.488                 -
                                                                      2004      1.382         1.361                 -
                                                                      2003      1.000         1.382                 -

   Worldwide Growth Portfolio - Service Shares (7/03)                 2005      1.280         1.324                 -
                                                                      2004      1.250         1.280                 -
                                                                      2003      1.000         1.250                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)                      2005      1.497         1.525             2,984
                                                                      2004      1.330         1.497             2,910
                                                                      2003      1.000         1.330                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                                 2005      1.367         1.383            134,081
                                                                      2004      1.239         1.367             15,775
                                                                      2003      1.000         1.239                  -

   Mid-Cap Value Portfolio (6/03)                                     2005      1.524         1.616             78,188
                                                                      2004      1.254         1.524             16,171
                                                                      2003      1.000         1.254                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)            2005      1.050         1.087                  -
                                                                      2004      0.978         1.050                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)                2005      1.113         1.113            225,077
                                                                      2004      1.043         1.113              6,362
                                                                      2003      1.000         1.043                  -

   Total Return Portfolio - Administrative Class (5/03)               2005      1.038         1.041             44,173
                                                                      2004      1.010         1.038              9,658
                                                                      2003      1.000         1.010                  -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares (6/03)       2005      1.468         1.613                  -
                                                                      2004      1.289         1.468                  -
                                                                      2003      1.000         1.289                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)            2005      1.762         1.848             75,306
                                                                      2004      1.425         1.762              6,528
                                                                      2003      1.000         1.425                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                                      2005      1.386         1.413                  -
                                                                      2004      1.306         1.386                  -
                                                                      2003      1.000         1.306                  -

   Investors Fund - Class I (7/03)                                    2005      1.373         1.433              4,746
                                                                      2004      1.270         1.373              3,606
                                                                      2003      1.000         1.270                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
   Large Cap Growth Fund - Class I (9/03)                             2005      1.284         1.324              1,712
                                                                      2004      1.304         1.284              1,333
                                                                      2003      1.000         1.304                  -

   Small Cap Growth Fund - Class I (8/03)                             2005      1.607         1.652             80,562
                                                                      2004      1.425         1.607              3,561
                                                                      2003      1.000         1.425                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/03)                         2005      1.275         1.358                  -
                                                                      2004      1.222         1.275                  -
                                                                      2003      1.000         1.222                  -

   Convertible Securities Portfolio (7/03)                            2005      1.184         1.164             10,760
                                                                      2004      1.137         1.184              4,441
                                                                      2003      1.000         1.137                  -

   Disciplined Mid Cap Stock Portfolio (6/03)                         2005      1.478         1.628                  -
                                                                      2004      1.295         1.478                  -
                                                                      2003      1.000         1.295                  -

   Equity Income Portfolio (7/03)                                     2005      1.325         1.356             51,948
                                                                      2004      1.231         1.325                  -
                                                                      2003      1.000         1.231                  -

   Federated High Yield Portfolio (9/03)                              2005      1.195         1.201             26,410
                                                                      2004      1.105         1.195             11,358
                                                                      2003      1.000         1.105                  -

   Federated Stock Portfolio (6/03)                                   2005      1.351         1.394                  -
                                                                      2004      1.247         1.351                  -
                                                                      2003      1.000         1.247                  -

   Large Cap Portfolio (9/03)                                         2005      1.236         1.317                  -
                                                                      2004      1.185         1.236                  -
                                                                      2003      1.000         1.185                  -

   Managed Allocation Series: Aggressive Portfolio (7/05)             2005      1.019         1.071                  -

   Managed Allocation Series: Conservative Portfolio (10/05)          2005      1.000         1.012              2,000

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Managed Allocation Series: Moderate Portfolio (7/05)                  2005      1.000         1.028              9,142

Managed Allocation Series: Moderate-Aggressive Portfolio (1/05)       2005      1.000         1.031                  -

Managed Allocation Series: Moderate-Conservative Portfolio (1/05)     2005      1.000         1.033                  -

Mercury Large Cap Core Portfolio (7/03)                               2005      1.314         1.443             44,846
                                                                      2004      1.158         1.314              9,056
                                                                      2003      1.000         1.158                  -

MFS Emerging Growth Portfolio (12/03)                                 2005      1.317         1.277                  -
                                                                      2004      1.193         1.317                  -
                                                                      2003      1.000         1.193                  -

MFS Mid Cap Growth Portfolio (6/03)                                   2005      1.428         1.442                  -
                                                                      2004      1.278         1.428                  -
                                                                      2003      1.000         1.278                  -

MFS Total Return Portfolio (5/03)                                     2005      1.226         1.236            176,334
                                                                      2004      1.122         1.226              4,688
                                                                      2003      1.000         1.122                  -

MFS Value Portfolio (7/04)                                            2005      1.108         1.156             51,927
                                                                      2004      0.976         1.108                  -

Mondrian International Stock Portfolio (8/03)                         2005      1.431         1.536              4,162
                                                                      2004      1.262         1.431              4,169
                                                                      2003      1.000         1.262                  -

Pioneer Fund Portfolio (4/03)                                         2005      1.293         1.343                  -
                                                                      2004      1.188         1.293                  -
                                                                      2003      1.000         1.188                  -

Pioneer Mid Cap Value Portfolio (8/05)                                2005      1.000         1.007                  -

Pioneer Strategic Income Portfolio (6/04)                             2005      1.082         1.099             26,403
                                                                      2004      0.979         1.082              6,561

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
   Strategic Equity Portfolio (7/03)                                  2005      1.323          1.322                 -
                                                                      2004      1.225          1.323                 -
                                                                      2003      1.000          1.225                 -

   Style Focus Series: Small Cap Growth Portfolio (7/05)              2005      1.000          1.018            11,017

   Style Focus Series: Small Cap Value Portfolio (7/05)               2005      1.000          0.976            23,914

   Travelers Quality Bond Portfolio (8/03)                            2005      1.024          1.020            99,984
                                                                      2004      1.012          1.024            13,616
                                                                      2003      1.000          1.012                 -

   U.S. Government Securities Portfolio (8/04)                        2005      1.043          1.066             5,309
                                                                      2004      1.007          1.043             3,767

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (12/03)       2005      0.989          0.991             5,046
                                                                      2004      0.997          0.989             5,046
                                                                      2003      1.000          0.997                 -

   Social Awareness Stock Portfolio (9/04)                            2005      1.043          1.066            84,789
                                                                      2004      0.924          1.043                 -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                        2005      1.446          1.475            11,666
                                                                      2004      1.257          1.446                 -
                                                                      2003      1.000          1.257                 -

   Enterprise Portfolio - Class II Shares (1/04)                      2005      1.204          1.272                 -
                                                                      2004      1.184          1.204                 -
                                                                      2003      1.000          1.184                 -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/03)                    2005      1.394          1.593           102,412
                                                                      2004      1.236          1.394            12,353
                                                                      2003      1.000          1.236                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2 (6/03)       2005      1.172         1.386                  -
                                                                      2004      1.181         1.172                  -
                                                                      2003      1.000         1.181                  -

Mid Cap Portfolio - Service Class 2 (6/03)                            2005      1.718         1.986            110,071
                                                                      2004      1.406         1.718              3,804
                                                                      2003      1.000         1.406                  -


                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.15%



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
   Capital Appreciation Fund (10/03)                                  2005      1.418          1.640             8,665
                                                                      2004      1.212          1.418             8,665
                                                                      2003      1.000          1.212                 -

   High Yield Bond Trust (6/04)                                       2005      1.059          1.050             2,964
                                                                      2004      0.991          1.059             2,870

   Managed Assets Trust (6/04)                                        2005      1.057          1.074                 -
                                                                      2004      0.998          1.057                 -

   Money Market Portfolio (8/03)                                      2005      0.979          0.986            36,823
                                                                      2004      0.990          0.979            30,323
                                                                      2003      1.000          0.990            86,167

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B (10/03)     2005      1.211          1.361                 -
                                                                      2004      1.142          1.211                 -
                                                                      2003      1.000          1.142                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                         2005      1.460          1.630            87,458
                                                                      2004      1.315          1.460            88,114
                                                                      2003      1.000          1.315             1,892

   Growth Fund - Class 2 Shares (6/03)                                2005      1.381          1.570           154,128
                                                                      2004      1.254          1.381           130,446
                                                                      2003      1.000          1.254            13,201

   Growth-Income Fund - Class 2 Shares (6/03)                         2005      1.352          1.401           246,438
                                                                      2004      1.252          1.352           227,798
                                                                      2003      1.000          1.252            28,884

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)                   2005      1.619          1.698           191,109
                                                                      2004      1.259          1.619           170,988
                                                                      2003      1.000          1.259                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF  UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares (5/03)       2005      1.200         1.226             11,327
                                                                      2004      1.167         1.200             11,352
                                                                      2003      1.000         1.167                  -

   Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (6/03) 2005      1.394         1.444                  -
                                                                      2004      1.279         1.394                  -
                                                                      2003      1.000         1.279                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (12/03)            2005      1.205         1.299             21,498
                                                                      2004      1.078         1.205             21,269
                                                                      2003      1.000         1.078                  -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)          2005      1.203         1.297              5,301
                                                                      2004      1.071         1.203              5,265
                                                                      2003      1.000         1.071                  -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)              2005      1.325         1.434             55,438
                                                                      2004      1.202         1.325             29,113
                                                                      2003      1.000         1.202              6,436

   Templeton Developing Markets Securities Fund - Class 2 Shares
    (7/03)                                                            2005      1.798         2.243              1,577
                                                                      2004      1.473         1.798              1,577
                                                                      2003      1.000         1.473                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)          2005      1.546         1.667             23,966
                                                                      2004      1.333         1.546             10,885
                                                                      2003      1.211         1.333                  -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)           2005      1.502         1.600             18,349
                                                                      2004      1.322         1.502             22,897
                                                                      2003      1.000         1.322                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF  UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)                    2005      1.302         1.329            172,475
                                                                      2004      1.207         1.302            133,818
                                                                      2003      1.000         1.207              2,212

   Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (7/03)                                                            2005      1.354         1.457              3,788
                                                                      2004      1.268         1.354              3,788
                                                                      2003      1.000         1.268                  -

   Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (7/03)                                                            2005      1.298         1.317                  -
                                                                      2004      1.224         1.298                  -
                                                                      2003      1.000         1.224                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                         2005      1.155         1.218                  -
                                                                      2004      1.090         1.155                  -
                                                                      2003      1.000         1.090                  -

   Global Life Sciences Portfolio - Service Shares (12/03)            2005      1.327         1.459                  -
                                                                      2004      1.187         1.327                  -
                                                                      2003      1.000         1.187                  -

   Global Technology Portfolio - Service Shares (11/03)               2005      1.359         1.484                  -
                                                                      2004      1.381         1.359                  -
                                                                      2003      1.000         1.381                  -

   Worldwide Growth Portfolio - Service Shares (7/03)                 2005      1.278         1.320                  -
                                                                      2004      1.249         1.278                  -
                                                                      2003      1.000         1.249                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)                      2005      1.495         1.521             55,373
                                                                      2004      1.329         1.495             55,373
                                                                      2003      1.000         1.329             55,373

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                                 2005      1.365          1.380           24,933
                                                                      2004      1.238          1.365           24,914
                                                                      2003      1.000          1.238                -

   Mid-Cap Value Portfolio (6/03)                                     2005      1.522          1.612           52,188
                                                                      2004      1.253          1.522           57,801
                                                                      2003      1.000          1.253           13,002

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)            2005      1.049          1.085                -
                                                                      2004      0.978          1.049                -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)                2005      1.111          1.110            6,657
                                                                      2004      1.042          1.111            6,657
                                                                      2003      1.000          1.042                -

   Total Return Portfolio - Administrative Class (5/03)               2005      1.036          1.039          135,038
                                                                      2004      1.009          1.036          140,311
                                                                      2003      1.000          1.009           54,621

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares (6/03)       2005      1.465          1.609                -
                                                                      2004      1.288          1.465                -
                                                                      2003      1.000          1.288                -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)            2005      1.759          1.843                -
                                                                      2004      1.424          1.759           14,934
                                                                      2003      1.000          1.424           10,103

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                                      2005      1.384          1.409              287
                                                                      2004      1.305          1.384              275
                                                                      2003      1.000          1.305                -

   Investors Fund - Class I (7/03)                                    2005      1.371          1.429                -
                                                                      2004      1.269          1.371                -
                                                                      2003      1.000          1.269                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
   Large Cap Growth Fund - Class I (9/03)                             2005      1.282          1.320            17,819
                                                                      2004      1.303          1.282            69,345
                                                                      2003      1.000          1.303            54,503

   Small Cap Growth Fund - Class I (8/03)                             2005      1.605          1.648           176,226
                                                                      2004      1.424          1.605           158,043
                                                                      2003      1.000          1.424             1,726

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/03)                         2005      1.273          1.355                 -
                                                                      2004      1.221          1.273                 -
                                                                      2003      1.000          1.221                 -

   Convertible Securities Portfolio (7/03)                            2005      1.182          1.161                 -
                                                                      2004      1.136          1.182                 -
                                                                      2003      1.000          1.136                 -

   Disciplined Mid Cap Stock Portfolio (6/03)                         2005      1.475          1.624                 -
                                                                      2004      1.295          1.475                 -
                                                                      2003      1.000          1.295                 -

   Equity Income Portfolio (7/03)                                     2005      1.323          1.353                 -
                                                                      2004      1.230          1.323                 -
                                                                      2003      1.000          1.230                 -

   Federated High Yield Portfolio (9/03)                              2005      1.193          1.198             2,607
                                                                      2004      1.104          1.193             2,537
                                                                      2003      1.000          1.104                 -

   Federated Stock Portfolio (6/03)                                   2005      1.349          1.390            35,307
                                                                      2004      1.246          1.349             9,849
                                                                      2003      1.000          1.246                 -

   Large Cap Portfolio (9/03)                                         2005      1.234          1.313            86,981
                                                                      2004      1.184          1.234            91,451
                                                                      2003      1.000          1.184            62,023

   Managed Allocation Series: Aggressive Portfolio (7/05)             2005      1.019          1.070                 -

   Managed Allocation Series: Conservative Portfolio (10/05)          2005      1.000          1.012                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                        YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------  ----  -------------  -------------  ---------------
Managed Allocation Series: Moderate Portfolio (7/05)      2005      1.000          1.028               -

Managed Allocation Series: Moderate-Aggressive Portfolio
(1/05)                                                    2005      1.000          1.030               -

Managed Allocation Series: Moderate-Conservative
Portfolio (1/05)                                          2005      1.000          1.032               -

Mercury Large Cap Core Portfolio (7/03)                   2005      1.312          1.439          23,807
                                                          2004      1.157          1.312          24,519
                                                          2003      1.000          1.157               -

MFS Emerging Growth Portfolio (12/03)                     2005      1.315          1.275               -
                                                          2004      1.192          1.315           2,386
                                                          2003      1.000          1.192               -

MFS Mid Cap Growth Portfolio (6/03)                       2005      1.426          1.438           2,296
                                                          2004      1.277          1.426          32,738
                                                          2003      1.000          1.277          20,866

MFS Total Return Portfolio (5/03)                         2005      1.224          1.233         101,211
                                                          2004      1.122          1.224          56,755
                                                          2003      1.000          1.122           6,878

MFS Value Portfolio (7/04)                                2005      1.107          1.154               -
                                                          2004      0.976          1.107               -

Mondrian International Stock Portfolio (8/03)             2005      1.429          1.531               -
                                                          2004      1.261          1.429               -
                                                          2003      1.000          1.261               -

Pioneer Fund Portfolio (4/03)                             2005      1.291          1.339               -
                                                          2004      1.187          1.291               -
                                                          2003      1.000          1.187               -

Pioneer Mid Cap Value Portfolio (8/05)                    2005      1.000          1.007               -

Pioneer Strategic Income Portfolio (6/04)                 2005      1.081          1.097               -
                                                          2004      0.979          1.081               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                        YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------  ----  -------------  -------------  ---------------
   Strategic Equity Portfolio (7/03)                      2005      1.320          1.319             8,669
                                                          2004      1.224          1.320             8,669
                                                          2003      1.000          1.224                 -

   Style Focus Series: Small Cap Growth Portfolio (7/05)  2005      1.000          1.018                 -

   Style Focus Series: Small Cap Value Portfolio (7/05)   2005      1.000          0.976                 -

   Travelers Quality Bond Portfolio (8/03)                2005      1.022          1.017                 -
                                                          2004      1.011          1.022                 -
                                                          2003      1.000          1.011                 -

   U.S. Government Securities Portfolio (8/04)            2005      1.043          1.065                 -
                                                          2004      1.006          1.043                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (12/03)                                                2005      0.987          0.989                 -
                                                          2004      0.997          0.987                 -
                                                          2003      1.000          0.997                 -

   Social Awareness Stock Portfolio (9/04)                2005      1.042          1.065                 -
                                                          2004      0.923          1.042                 -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)            2005      1.444          1.471            52,959
                                                          2004      1.256          1.444            32,088
                                                          2003      1.000          1.256             4,136

   Enterprise Portfolio - Class II Shares (1/04)          2005      1.202          1.269                 -
                                                          2004      1.183          1.202                 -
                                                          2003      1.000          1.183                 -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/03)        2005      1.392          1.589            65,266
                                                          2004      1.235          1.392            56,494
                                                          2003      1.000          1.235             4,134

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                        YEAR      YEAR        END OF YEAR    END OF YEAR
--------------------------------------------------------  ----  -------------  -------------  ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(6/03)                                                    2005     1.170           1.382          74,996
                                                          2004     1.181           1.170          74,996
                                                          2003     1.000           1.181          59,036

Mid Cap Portfolio - Service Class 2 (6/03)                2005     1.715           1.981          52,680
                                                          2004     1.405           1.715          52,680
                                                          2003     1.000           1.405               -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.20%



                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                         YEAR      YEAR        END OF YEAR    END OF YEAR
--------------------------------------------------------   ----  -------------  -------------  ---------------
   Capital Appreciation Fund (10/03)                       2005     1.170           1.353            -
                                                           2004     1.000           1.170            -

   High Yield Bond Trust (6/04)                            2005     1.077           1.067            -
                                                           2004     1.008           1.077            -

   Managed Assets Trust (6/04)                             2005     1.072           1.089            -
                                                           2004     1.013           1.072            -

   Money Market Portfolio (8/03)                           2005     0.995           1.001            -
                                                           2004     1.000           0.995            -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (10/03)                                                 2005     1.059           1.190            -
                                                           2004     1.000           1.059            -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)              2005     1.114           1.243            -
                                                           2004     1.000           1.114            -

   Growth Fund - Class 2 Shares (6/03)                     2005     1.087           1.235            -
                                                           2004     1.000           1.087            -

   Growth-Income Fund - Class 2 Shares (6/03)              2005     1.066           1.103            -
                                                           2004     1.000           1.066            -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)        2005     1.289           1.351            -
                                                           2004     1.000           1.289            -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/03)                                                  2005     1.023           1.045            -
                                                           2004     1.000           1.023            -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/03)                                           2005     1.095           1.133            -
                                                           2004     1.000           1.095            -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR    END OF YEAR
--------------------------------------------------------      ----  -------------  -------------  ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (12/03)    2005      1.118          1.205           -
                                                              2004      1.000          1.118           -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)  2005      1.120          1.207           -
                                                              2004      1.000          1.120           -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)      2005      1.101          1.191           -
                                                              2004      1.000          1.101           -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                              2005      1.263          1.574           -
                                                              2004      1.000          1.263           -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)  2005      1.157          1.247           -
                                                              2004      1.000          1.157           -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)   2005      1.120          1.193           -
                                                              2004      1.000          1.120           -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)            2005      1.071          1.092           -
                                                              2004      1.000          1.071           -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (7/03)                                            2005      1.055          1.134           -
                                                              2004      1.000          1.055           -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                              2005      1.066          1.081           -
                                                              2004      1.000          1.066           -

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                 2005      1.069          1.126           -
                                                              2004      1.000          1.069           -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                  UNIT VALUE AT                 NUMBER OF UNITS
                                                                  BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR      YEAR        END OF YEAR    END OF YEAR
----------------------------------------------------------  ----  -------------  -------------  ---------------
   Global Life Sciences Portfolio - Service Shares (12/03)  2005       1.040         1.142            -
                                                            2004       1.000         1.040            -

   Global Technology Portfolio - Service Shares (11/03)     2005       1.053         1.149            -
                                                            2004       1.000         1.053            -

   Worldwide Growth Portfolio - Service Shares (7/03)       2005       1.088         1.123            -
                                                            2004       1.000         1.088            -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)            2005       1.127         1.146            -
                                                            2004       1.000         1.127            -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                       2005       1.101         1.112            -
                                                            2004       1.000         1.101            -

   Mid-Cap Value Portfolio (6/03)                           2005       1.162         1.230            -
                                                            2004       1.000         1.162            -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)  2005       1.064         1.100            -
                                                            2004       0.992         1.064            -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)      2005       1.068         1.067            -
                                                            2004       1.000         1.068            -

   Total Return Portfolio - Administrative Class (5/03)     2005       1.045         1.047            -
                                                            2004       1.000         1.045            -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (6/03)                                                   2005       1.160         1.273            -
                                                            2004       1.000         1.160            -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                  UNIT VALUE AT                 NUMBER OF UNITS
                                                                  BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR      YEAR        END OF YEAR    END OF YEAR
----------------------------------------------------------  ----  -------------  -------------  ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)  2005      1.194           1.250           -
                                                            2004      1.000           1.194           -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                            2005      1.058           1.077           -
                                                            2004      1.000           1.058           -

   Investors Fund - Class I (7/03)                          2005      1.080           1.126           -
                                                            2004      1.000           1.080           -

   Large Cap Growth Fund - Class I (9/03)                   2005      0.991           1.021           -
                                                            2004      1.000           0.991           -

   Small Cap Growth Fund - Class I (8/03)                   2005      1.167           1.197           -
                                                            2004      1.000           1.167           -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/03)               2005      1.055           1.123           -
                                                            2004      1.000           1.055           -

   Convertible Securities Portfolio (7/03)                  2005      1.043           1.024           -
                                                            2004      1.000           1.043           -

   Disciplined Mid Cap Stock Portfolio (6/03)               2005      1.120           1.232           -
                                                            2004      1.000           1.120           -

   Equity Income Portfolio (7/03)                           2005      1.103           1.127           -
                                                            2004      1.000           1.103           -

   Federated High Yield Portfolio (9/03)                    2005      1.079           1.083           -
                                                            2004      1.000           1.079           -

   Federated Stock Portfolio (6/03)                         2005      1.080           1.113           -
                                                            2004      1.000           1.080           -

   Large Cap Portfolio (9/03)                               2005      1.049           1.116           -
                                                            2004      1.000           1.049           -

   Managed Allocation Series: Aggressive Portfolio (7/05)   2005      1.019           1.070           -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                        YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------  ----  -------------  -------------  ---------------
Managed Allocation Series: Conservative Portfolio (10/05) 2005      1.000           1.012          -

Managed Allocation Series: Moderate Portfolio (7/05)      2005      1.000           1.028          -

Managed Allocation Series: Moderate-Aggressive Portfolio
(1/05)                                                    2005      1.000           1.030          -

Managed Allocation Series: Moderate-Conservative
Portfolio (1/05)                                          2005      1.000           1.032          -

Mercury Large Cap Core Portfolio (7/03)                   2005      1.125           1.233          -
                                                          2004      1.000           1.125          -

MFS Emerging Growth Portfolio (12/03)                     2005      1.083           1.049          -
                                                          2004      1.000           1.083          -

MFS Mid Cap Growth Portfolio (6/03)                       2005      1.074           1.083          -
                                                          2004      1.000           1.074          -

MFS Total Return Portfolio (5/03)                         2005      1.097           1.104          -
                                                          2004      1.000           1.097          -

MFS Value Portfolio (7/04)                                2005      1.127           1.174          -
                                                          2004      0.994           1.127          -

Mondrian International Stock Portfolio (8/03)             2005      1.146           1.228          -
                                                          2004      1.000           1.146          -

Pioneer Fund Portfolio (4/03)                             2005      1.094           1.134          -
                                                          2004      1.000           1.094          -

Pioneer Mid Cap Value Portfolio (8/05)                    2005      1.000           1.007          -

Pioneer Strategic Income Portfolio (6/04)                 2005      1.105           1.120          -
                                                          2004      1.000           1.105          -

Strategic Equity Portfolio (7/03)                         2005      1.099           1.097          -
                                                          2004      1.000           1.099          -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                  UNIT VALUE AT                 NUMBER OF UNITS
                                                                  BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR      YEAR        END OF YEAR    END OF YEAR
----------------------------------------------------------- ----  -------------  -------------  ---------------
   Style Focus Series: Small Cap Growth Portfolio (7/05)    2005      1.000           1.018           -

   Style Focus Series: Small Cap Value Portfolio (7/05)     2005      1.000           0.975           -

   Travelers Quality Bond Portfolio (8/03)                  2005      1.033           1.027           -
                                                            2004      1.000           1.033           -

   U.S. Government Securities Portfolio (8/04)              2005      1.073           1.095           -
                                                            2004      1.036           1.073           -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (12/03)                                                  2005      0.999           1.000           -
                                                            2004      1.000           0.999           -

   Social Awareness Stock Portfolio (9/04)                  2005      1.076           1.099           -
                                                            2004      0.954           1.076           -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)              2005      1.132           1.153           -
                                                            2004      1.000           1.132           -

   Enterprise Portfolio - Class II Shares (1/04)            2005      1.038           1.096           -
                                                            2004      1.000           1.038           -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/03)          2005      1.108           1.264           -
                                                            2004      1.000           1.108           -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (6/03)                                                   2005      1.041           1.229           -
                                                            2004      1.000           1.041           -

   Mid Cap Portfolio - Service Class 2 (6/03)               2005      1.228           1.418           -
                                                            2004      1.000           1.228           -

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                         YEAR      YEAR        END OF YEAR     END OF YEAR
---------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (10/03)                       2005      1.170           1.352               -
                                                           2004      1.000           1.170               -

   High Yield Bond Trust (6/04)                            2005      1.076           1.066               -
                                                           2004      1.008           1.076               -

   Managed Assets Trust (6/04)                             2005      1.072           1.089               -
                                                           2004      1.013           1.072               -

   Money Market Portfolio (8/03)                           2005      0.995           1.001               -
                                                           2004      1.000           0.995               -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (10/03)                                                 2005      1.059           1.189               -
                                                           2004      1.000           1.059               -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)              2005      1.114           1.242          10,723
                                                           2004      1.000           1.114           8,168

   Growth Fund - Class 2 Shares (6/03)                     2005      1.086           1.234          11,669
                                                           2004      1.000           1.086          10,072

   Growth-Income Fund - Class 2 Shares (6/03)              2005      1.065           1.103          10,582
                                                           2004      1.000           1.065           8,461

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)        2005      1.288           1.350               -
                                                           2004      1.000           1.288               -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/03)                                                  2005      1.023           1.044           3,223
                                                           2004      1.000           1.023               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------      ----  -------------  -------------  ---------------
   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/03)                                              2005      1.094           1.132              -
                                                              2004      1.000           1.094              -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (12/03)    2005      1.117           1.204              -
                                                              2004      1.000           1.117              -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)  2005      1.120           1.206              -
                                                              2004      1.000           1.120              -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)      2005      1.101           1.190          4,060
                                                              2004      1.000           1.101              -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                              2005      1.262           1.573              -
                                                              2004      1.000           1.262              -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)  2005      1.157           1.246              -
                                                              2004      1.000           1.157              -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)   2005      1.120           1.192          2,891
                                                              2004      1.000           1.120              -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)            2005      1.070           1.091              -
                                                              2004      1.000           1.070              -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (7/03)                                            2005      1.055           1.133              -
                                                              2004      1.000           1.055              -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                              2005      1.066           1.080              -
                                                              2004      1.000           1.066              -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                  UNIT VALUE AT                 NUMBER OF UNITS
                                                                  BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------  ----  -------------  -------------  ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)               2005      1.069           1.125              -
                                                            2004      1.000           1.069              -

   Global Life Sciences Portfolio - Service Shares (12/03)  2005      1.039           1.141              -
                                                            2004      1.000           1.039              -

   Global Technology Portfolio - Service Shares (11/03)     2005      1.053           1.149              -
                                                            2004      1.000           1.053              -

   Worldwide Growth Portfolio - Service Shares (7/03)       2005      1.088           1.123              -
                                                            2004      1.000           1.088              -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)            2005      1.126           1.145              -
                                                            2004      1.000           1.126              -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                       2005      1.100           1.111              -
                                                            2004      1.000           1.100              -

   Mid-Cap Value Portfolio (6/03)                           2005      1.161           1.229              -
                                                            2004      1.000           1.161              -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)  2005      1.063           1.099              -
                                                            2004      0.992           1.063              -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)      2005      1.068           1.066          6,474
                                                            2004      1.000           1.068              -

   Total Return Portfolio - Administrative Class (5/03)     2005      1.045           1.047          7,338
                                                            2004      1.000           1.045          6,721

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                  UNIT VALUE AT                 NUMBER OF UNITS
                                                                  BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR      YEAR        END OF YEAR    END OF YEAR
----------------------------------------------------------  ----  -------------  -------------  ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (6/03)                                                   2005      1.160           1.272               -
                                                            2004      1.000           1.160               -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)  2005      1.194           1.249           5,391
                                                            2004      1.000           1.194               -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                            2005      1.058           1.076               -
                                                            2004      1.000           1.058               -

   Investors Fund - Class I (7/03)                          2005      1.080           1.125               -
                                                            2004      1.000           1.080               -

   Large Cap Growth Fund - Class I (9/03)                   2005      0.991           1.020               -
                                                            2004      1.000           0.991               -

   Small Cap Growth Fund - Class I (8/03)                   2005      1.167           1.197           5,669
                                                            2004      1.000           1.167               -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/03)               2005      1.055           1.122               -
                                                            2004      1.000           1.055               -

   Convertible Securities Portfolio (7/03)                  2005      1.043           1.023               -
                                                            2004      1.000           1.043               -

   Disciplined Mid Cap Stock Portfolio (6/03)               2005      1.120           1.231               -
                                                            2004      1.000           1.120               -

   Equity Income Portfolio (7/03)                           2005      1.103           1.126           1,802
                                                            2004      1.000           1.103               -

   Federated High Yield Portfolio (9/03)                    2005      1.079           1.082               -
                                                            2004      1.000           1.079               -

   Federated Stock Portfolio (6/03)                         2005      1.080           1.112               -
                                                            2004      1.000           1.080               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                         YEAR      YEAR        END OF YEAR    END OF YEAR
--------------------------------------------------------   ----  -------------  -------------  ---------------
Large Cap Portfolio (9/03)                                 2005       1.049         1.115             -
                                                           2004       1.000         1.049             -

Managed Allocation Series: Aggressive Portfolio (7/05)     2005       1.019         1.069             -

Managed Allocation Series: Conservative Portfolio (10/05)  2005       1.000         1.012             -

Managed Allocation Series: Moderate Portfolio (7/05)       2005       1.000         1.027             -

Managed Allocation Series: Moderate-Aggressive Portfolio
(1/05)                                                     2005       1.000         1.030             -

Managed Allocation Series: Moderate-Conservative
Portfolio (1/05)                                           2005       1.000         1.031             -

Mercury Large Cap Core Portfolio (7/03)                    2005       1.125         1.232             -
                                                           2004       1.000         1.125             -

MFS Emerging Growth Portfolio (12/03)                      2005       1.082         1.049             -
                                                           2004       1.000         1.082             -

MFS Mid Cap Growth Portfolio (6/03)                        2005       1.074         1.082             -
                                                           2004       1.000         1.074             -

MFS Total Return Portfolio (5/03)                          2005       1.096         1.104             -
                                                           2004       1.000         1.096             -

MFS Value Portfolio (7/04)                                 2005       1.127         1.173             -
                                                           2004       0.994         1.127             -

Mondrian International Stock Portfolio (8/03)              2005       1.146         1.227             -
                                                           2004       1.000         1.146             -

Pioneer Fund Portfolio (4/03)                              2005       1.094         1.133             -
                                                           2004       1.000         1.094             -

Pioneer Mid Cap Value Portfolio (8/05)                     2005       1.000         1.007             -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                           YEAR      YEAR        END OF YEAR    END OF YEAR
--------------------------------------------------------     ----  -------------  -------------  ---------------
   Pioneer Strategic Income Portfolio (6/04)                 2005      1.104           1.119              -
                                                             2004      1.000           1.104              -

   Strategic Equity Portfolio (7/03)                         2005      1.098           1.096              -
                                                             2004      1.000           1.098              -

   Style Focus Series: Small Cap Growth Portfolio (7/05)     2005      1.000           1.018              -

   Style Focus Series: Small Cap Value Portfolio (7/05)      2005      1.000           0.975              -

   Travelers Quality Bond Portfolio (8/03)                   2005      1.032           1.026          6,730
                                                             2004      1.000           1.032              -

   U.S. Government Securities Portfolio (8/04)               2005      1.073           1.095          9,526
                                                             2004      1.036           1.073              -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (12/03)                                                   2005      0.998           0.999              -
                                                             2004      1.000           0.998              -

   Social Awareness Stock Portfolio (9/04)                   2005      1.076           1.098              -
                                                             2004      0.954           1.076              -

Van Kampen Life Investment Trust

   Comstock Portfolio - Class II Shares (6/03)               2005      1.132           1.152              -
                                                             2004      1.000           1.132              -

   Enterprise Portfolio - Class II Shares (1/04)             2005      1.038           1.095              -
                                                             2004      1.000           1.038              -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/03)           2005      1.108           1.263          3,222
                                                             2004      1.000           1.108              -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (6/03)                                                    2005      1.040           1.228              -
                                                             2004      1.000           1.040              -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                        YEAR      YEAR        END OF YEAR    END OF YEAR
--------------------------------------------------------  ----  -------------  -------------  ---------------
Mid Cap Portfolio - Service Class 2 (6/03)                2005       1.228           1.417         3,371
                                                          2004       1.000           1.228             -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.35%



                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                         YEAR      YEAR        END OF YEAR    END OF YEAR
---------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (10/03)                       2005       1.413         1.631               -
                                                           2004       1.210         1.413               -
                                                           2003       1.000         1.210               -

   High Yield Bond Trust (6/04)                            2005       1.057         1.046               -
                                                           2004       0.990         1.057               -

   Managed Assets Trust (6/04)                             2005       1.056         1.071               -
                                                           2004       0.998         1.056               -

   Money Market Portfolio (8/03)                           2005       0.976         0.981               -
                                                           2004       0.989         0.976               -
                                                           2003       1.000         0.989               -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (10/03)                                                 2005       1.207         1.354               -
                                                           2004       1.140         1.207               -
                                                           2003       1.000         1.140               -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)              2005       1.455         1.622               -
                                                           2004       1.313         1.455               -
                                                           2003       1.000         1.313               -

   Growth Fund - Class 2 Shares (6/03)                     2005       1.376         1.562          13,012
                                                           2004       1.252         1.376          13,007
                                                           2003       1.000         1.252           8,906

   Growth-Income Fund - Class 2 Shares (6/03)              2005       1.348         1.393          11,271
                                                           2004       1.250         1.348          11,257
                                                           2003       1.000         1.250          11,257

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)        2005       1.614         1.689               -
                                                           2004       1.258         1.614               -
                                                           2003       1.000         1.258               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/03)                                                     2005      1.196           1.219           4,731
                                                              2004      1.165           1.196           4,718
                                                              2003      1.000           1.165           4,718

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/03)                                              2005      1.390           1.436               -
                                                              2004      1.278           1.390               -
                                                              2003      1.000           1.278               -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (12/03)    2005      1.202           1.294               -
                                                              2004      1.078           1.202               -
                                                              2003      1.000           1.078               -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)  2005      1.200           1.291               -
                                                              2004      1.071           1.200               -
                                                              2003      1.000           1.071               -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)      2005      1.321           1.427               -
                                                              2004      1.201           1.321               -
                                                              2003      1.000           1.201               -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                              2005      1.792           2.231               -
                                                              2004      1.471           1.792               -
                                                              2003      1.000           1.471               -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)  2005      1.541           1.658               -
                                                              2004      1.331           1.541               -
                                                              2003      1.210           1.331               -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)   2005      1.497           1.591               -
                                                              2004      1.321           1.497               -
                                                              2003      1.000           1.321               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                           YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------     ----  -------------  -------------  ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)           2005      1.298           1.322           -
                                                             2004      1.206           1.298           -
                                                             2003      1.000           1.206           -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (7/03)                                           2005      1.350           1.449           -
                                                             2004      1.267           1.350           -
                                                             2003      1.000           1.267           -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                             2005      1.294           1.310           -
                                                             2004      1.222           1.294           -
                                                             2003      1.000           1.222           -

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                2005      1.152           1.211           -
                                                             2004      1.089           1.152           -
                                                             2003      1.000           1.089           -

   Global Life Sciences Portfolio - Service Shares (12/03)   2005      1.323           1.451           -
                                                             2004      1.186           1.323           -
                                                             2003      1.000           1.186           -

   Global Technology Portfolio - Service Shares (11/03)      2005      1.354           1.476           -
                                                             2004      1.379           1.354           -
                                                             2003      1.000           1.379           -

   Worldwide Growth Portfolio - Service Shares (7/03)        2005      1.273           1.313           -
                                                             2004      1.247           1.273           -
                                                             2003      1.000           1.247           -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)             2005      1.490           1.513           -
                                                             2004      1.327           1.490           -
                                                             2003      1.000           1.327           -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                  UNIT VALUE AT                 NUMBER OF UNITS
                                                                  BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR      YEAR        END OF YEAR    END OF YEAR
----------------------------------------------------------  ----  -------------  -------------  ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                       2005      1.361          1.372               -
                                                            2004      1.237          1.361               -
                                                            2003      1.000          1.237               -

   Mid-Cap Value Portfolio (6/03)                           2005      1.516          1.603           8,376
                                                            2004      1.252          1.516           8,386
                                                            2003      1.000          1.252           4,576

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)  2005      1.047          1.082               -
                                                            2004      0.977          1.047               -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)      2005      1.107          1.104               -
                                                            2004      1.041          1.107               -
                                                            2003      1.000          1.041               -

   Total Return Portfolio - Administrative Class (5/03)     2005      1.032          1.033               -
                                                            2004      1.008          1.032               -
                                                            2003      1.000          1.008               -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (6/03)                                                   2005      1.460          1.600               -
                                                            2004      1.287          1.460               -
                                                            2003      1.000          1.287               -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)  2005      1.753          1.833               -
                                                            2004      1.422          1.753               -
                                                            2003      1.000          1.422               -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                            2005      1.379          1.402               -
                                                            2004      1.304          1.379               -
                                                            2003      1.000          1.304               -

   Investors Fund - Class I (7/03)                          2005      1.366          1.422               -
                                                            2004      1.267          1.366               -
                                                            2003      1.000          1.267               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR       YEAR        END OF YEAR    END OF YEAR
-----------------------------------------------------------   ----  -------------  -------------  ---------------
   Large Cap Growth Fund - Class I (9/03)                     2005       1.278          1.313           7,375
                                                              2004       1.301          1.278           4,379
                                                              2003       1.000          1.301               -

   Small Cap Growth Fund - Class I (8/03)                     2005       1.599          1.639           4,239
                                                              2004       1.422          1.599           4,243
                                                              2003       1.000          1.422           4,243

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/03)                 2005       1.269          1.347               -
                                                              2004       1.219          1.269               -
                                                              2003       1.000          1.219               -

   Convertible Securities Portfolio (7/03)                    2005       1.178          1.155               -
                                                              2004       1.135          1.178               -
                                                              2003       1.000          1.135               -

   Disciplined Mid Cap Stock Portfolio (6/03)                 2005       1.470          1.615               -
                                                              2004       1.293          1.470               -
                                                              2003       1.000          1.293               -

   Equity Income Portfolio (7/03)                             2005       1.318          1.345               -
                                                              2004       1.228          1.318               -
                                                              2003       1.000          1.228               -

   Federated High Yield Portfolio (9/03)                      2005       1.189          1.191               -
                                                              2004       1.103          1.189               -
                                                              2003       1.000          1.103               -

   Federated Stock Portfolio (6/03)                           2005       1.344          1.383               -
                                                              2004       1.245          1.344               -
                                                              2003       1.000          1.245               -

   Large Cap Portfolio (9/03)                                 2005       1.230          1.306               -
                                                              2004       1.182          1.230               -
                                                              2003       1.000          1.182               -

   Managed Allocation Series: Aggressive Portfolio (7/05)     2005       1.019          1.069               -

   Managed Allocation Series: Conservative Portfolio (10/05)  2005       1.000          1.012               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                        YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------  ----  -------------  -------------  ---------------
Managed Allocation Series: Moderate Portfolio (7/05)      2005       1.000         1.027                -

Managed Allocation Series: Moderate-Aggressive Portfolio
(1/05)                                                    2005       1.000         1.029                -

Managed Allocation Series: Moderate-Conservative
Portfolio (1/05)                                          2005       1.000         1.031                -

Mercury Large Cap Core Portfolio (7/03)                   2005       1.308         1.431                -
                                                          2004       1.155         1.308                -
                                                          2003       1.000         1.155                -

MFS Emerging Growth Portfolio (12/03)                     2005       1.311         1.270                -
                                                          2004       1.191         1.311                -
                                                          2003       1.000         1.191                -

MFS Mid Cap Growth Portfolio (6/03)                       2005       1.421         1.431                -
                                                          2004       1.275         1.421                -
                                                          2003       1.000         1.275                -

MFS Total Return Portfolio (5/03)                         2005       1.220         1.226                -
                                                          2004       1.120         1.220                -
                                                          2003       1.000         1.120                -

MFS Value Portfolio (7/04)                                2005       1.106         1.150                -
                                                          2004       0.976         1.106                -

Mondrian International Stock Portfolio (8/03)             2005       1.424         1.523            6,834
                                                          2004       1.259         1.424            6,836
                                                          2003       1.000         1.259            6,836

Pioneer Fund Portfolio (4/03)                             2005       1.287         1.332                -
                                                          2004       1.185         1.287                -
                                                          2003       1.000         1.185                -

Pioneer Mid Cap Value Portfolio (8/05)                    2005       1.000         1.006                -

Pioneer Strategic Income Portfolio (6/04)                 2005       1.080         1.094                -
                                                          2004       0.978         1.080                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                        YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------  ----  -------------  -------------  ---------------
   Strategic Equity Portfolio (7/03)                      2005      1.316          1.312            -
                                                          2004      1.222          1.316            -
                                                          2003      1.000          1.222            -

   Style Focus Series: Small Cap Growth Portfolio (7/05)  2005      1.000          1.017            -

   Style Focus Series: Small Cap Value Portfolio (7/05)   2005      1.000          0.975            -

   Travelers Quality Bond Portfolio (8/03)                2005      1.019          1.012            -
                                                          2004      1.010          1.019            -
                                                          2003      1.000          1.010            -

   U.S. Government Securities Portfolio (8/04)            2005      1.041          1.061            -
                                                          2004      1.006          1.041            -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (12/03)                                                2005      0.985          0.985            -
                                                          2004      0.997          0.985            -
                                                          2003      1.000          0.997            -

   Social Awareness Stock Portfolio (9/04)                2005      1.040          1.061            -
                                                          2004      0.923          1.040            -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)            2005      1.439          1.463            -
                                                          2004      1.254          1.439            -
                                                          2003      1.000          1.254            -

   Enterprise Portfolio - Class II Shares (1/04)          2005      1.198          1.262            -
                                                          2004      1.181          1.198            -
                                                          2003      1.000          1.181            -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/03)        2005      1.387          1.581            -
                                                          2004      1.233          1.387            -
                                                          2003      1.000          1.233            -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                        YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------  ----  -------------  -------------  ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(6/03)                                                    2005       1.166          1.375           4,890
                                                          2004       1.179          1.166           4,895
                                                          2003       1.000          1.179               -

Mid Cap Portfolio - Service Class 2 (6/03)                2005       1.709          1.970           4,266
                                                          2004       1.403          1.709           4,277
                                                          2003       1.000          1.403           4,277



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth
- Income Fund - Class 2 Shares and is no longer available as a funding option.



On 02/25/2005. the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.



On 02/25/2005. the Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness Stock Portfolio and is no longer available as a funding option.



On 02/25/2005. the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.



Janus Aspen Series: Balanced Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series: Global Life Science Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series: Worldwide Growth Portfolio - Service Shares is no longer available to new Contract Owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new Contract Owners.



Van Kampen Life Investment Trust- Enterprise Portfolio Class II Shares is no longer available to new Contract Owners.



Janus Aspen Balanced Portfolio - Service Shares is no longer available to new contract owners.



Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 is no longer available to new contract owners.



Federated Stock Portfolio is no longer available to new contract owners.



AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners.

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.70%



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR    END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Money Market Portfolio (8/03)                              2005      0.990           1.002             -
                                                              2004      0.997           0.990             -
                                                              2003      1.000           0.997             -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)      2005      1.129           1.205             -
                                                              2004      1.080           1.129             -
                                                              2003      1.000           1.080             -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)      2005      1.193           1.259             -
                                                              2004      1.069           1.193             -
                                                              2003      1.000           1.069             -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                              2005      1.189           1.209             -
                                                              2004      1.089           1.189             -
                                                              2003      1.000           1.089             -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/03)                                             2005      1.185           1.221             -
                                                              2004      1.081           1.185             -
                                                              2003      1.000           1.081             -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)  2005      1.297           1.405             -
                                                              2004      1.113           1.297             -
                                                              2003      1.000           1.113             -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                           2005      1.152           1.242             -
                                                              2004      1.077           1.152             -
                                                              2003      1.000           1.077             -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR    END OF YEAR
-----------------------------------------------------------   ----  -------------  -------------  ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                              2005      1.141           1.177               -
                                                              2004      1.089           1.141               -
                                                              2003      1.000           1.089               -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                    2005      1.350           1.514               -
                                                              2004      1.155           1.350               -
                                                              2003      1.000           1.155               -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)      2005      1.000           0.995               -
                                                              2004      0.994           1.000               -

   Pioneer America Income VCT Portfolio - Class II Shares
   (12/03)                                                    2005      1.020           1.021               -
                                                              2004      1.007           1.020               -
                                                              2003      1.000           1.007               -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)   2005      1.082           1.103               -
                                                              2004      1.052           1.082               -
                                                              2003      1.000           1.052               -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (7/05)                                                     2005      1.020           1.085               -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                    2005      1.402           1.897               -
                                                              2004      1.202           1.402               -
                                                              2003      1.000           1.202               -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                     2005      1.246           1.293          16,437
                                                              2004      1.092           1.246               -
                                                              2003      1.000           1.092               -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)      2005      1.367           1.449               -
                                                              2004      1.176           1.367               -
                                                              2003      1.000           1.176               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
Pioneer Fund VCT Portfolio - Class II Shares (9/03)            2005      1.192           1.242              -
                                                               2004      1.093           1.192              -
                                                               2003      1.000           1.093              -

Pioneer Global High Yield VCT Portfolio - Class II Shares
(7/05)                                                         2005      1.026           1.039              -

Pioneer Growth Shares VCT Portfolio - Class II Shares (11/03)  2005      1.091           1.107              -
                                                               2004      1.043           1.091              -
                                                               2003      1.000           1.043              -

Pioneer High Yield VCT Portfolio - Class II Shares (9/03)      2005      1.129           1.129              -
                                                               2004      1.066           1.129              -
                                                               2003      1.000           1.066              -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class
II Shares (7/05)                                               2005      1.014           1.084              -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II
Shares (4/05)                                                  2005      0.991           1.064              -

Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class
II Shares (4/05)                                               2005      0.976           1.049         51,588

Pioneer International Value VCT Portfolio - Class II Shares
(1/04)                                                         2005      1.342           1.519          7,780
                                                               2004      1.152           1.342              -
                                                               2003      1.000           1.152              -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares (9/03)   2005      1.353           1.432              -
                                                               2004      1.130           1.353              -
                                                               2003      1.000           1.130              -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II
Shares (5/04)                                                  2005      1.094           1.164              -
                                                               2004      1.023           1.094              -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR      YEAR        END OF YEAR    END OF YEAR
-------------------------------------------------------------  ----  -------------  -------------  ---------------
   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2005      1.466           1.655               -
                                                               2004      1.101           1.466               -
                                                               2003      1.000           1.101               -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class II
   (7/04)                                                      2005      1.072           1.103               -
                                                               2004      1.049           1.072               -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005      1.297           1.416               -
                                                               2004      1.100           1.297               -
                                                               2003      1.000           1.100               -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                      2005      1.181           1.181               -
                                                               2004      1.061           1.181               -
                                                               2003      1.000           1.061               -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005      1.141           1.150          18,236
                                                               2004      1.055           1.141               -
                                                               2003      1.000           1.055               -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2005      1.202           1.237               -
                                                               2004      1.097           1.202               -
                                                               2003      1.000           1.097               -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005      0.950           1.035               -

   Total Return Fund - Class II (6/03)                         2005      1.132           1.146               -
                                                               2004      1.061           1.132               -
                                                               2003      1.000           1.061               -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.75%



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR    END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Money Market Portfolio (8/03)                              2005      0.986           0.997           18,645
                                                              2004      0.993           0.986           19,865
                                                              2003      1.000           0.993                -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)      2005      1.279           1.364                -
                                                              2004      1.224           1.279                -
                                                              2003      1.000           1.224                -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)      2005      1.387           1.462                -
                                                              2004      1.243           1.387                -
                                                              2003      1.000           1.243                -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                              2005      1.324           1.346           29,997
                                                              2004      1.214           1.324           35,918
                                                              2003      1.000           1.214                -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/03)                                             2005      1.460           1.504                -
                                                              2004      1.333           1.460                -
                                                              2003      1.000           1.333                -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)  2005      1.557           1.685           10,361
                                                              2004      1.336           1.557           11,039
                                                              2003      1.000           1.336                -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                           2005      1.342           1.445                -
                                                              2004      1.255           1.342                -
                                                              2003      1.000           1.255                -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                              2005      1.290           1.330                -
                                                              2004      1.231           1.290                -
                                                              2003      1.000           1.231                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR    END OF YEAR
-----------------------------------------------------------   ----  -------------  -------------  ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                    2005      1.649           1.848               -
                                                              2004      1.411           1.649               -
                                                              2003      1.000           1.411               -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)      2005      1.000           0.994               -
                                                              2004      0.994           1.000               -

   Pioneer America Income VCT Portfolio - Class II Shares
   (12/03)                                                    2005      1.007           1.007               -
                                                              2004      0.994           1.007               -
                                                              2003      1.000           0.994               -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)   2005      1.139           1.161          33,952
                                                              2004      1.109           1.139          36,173
                                                              2003      1.000           1.109               -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (7/05)                                                     2005      1.020           1.084          13,651

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                    2005      1.759           2.378           4,460
                                                              2004      1.508           1.759           3,035
                                                              2003      1.000           1.508               -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                     2005      1.372           1.423          10,312
                                                              2004      1.203           1.372          15,160
                                                              2003      1.000           1.203               -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)      2005      1.488           1.577               -
                                                              2004      1.281           1.488               -
                                                              2003      1.000           1.281               -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)        2005      1.320           1.374               -
                                                              2004      1.211           1.320               -
                                                              2003      1.000           1.211               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR    END OF YEAR
---------------------------------------------------------     ----  -------------  -------------  ---------------
Pioneer Global High Yield VCT Portfolio - Class II
Shares (7/05)                                                 2005      1.026           1.039            14,368

Pioneer Growth Shares VCT Portfolio - Class II Shares
(11/03)                                                       2005      1.204           1.221                 -
                                                              2004      1.152           1.204                 -
                                                              2003      1.000           1.152                 -

Pioneer High Yield VCT Portfolio - Class II Shares (9/03)     2005      1.219           1.218                 -
                                                              2004      1.151           1.219                 -
                                                              2003      1.000           1.151                 -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (7/05)                                        2005      1.014           1.083             6,195

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                              2005      0.991           1.063         1,365,800

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                        2005      0.976           1.049                 -

Pioneer International Value VCT Portfolio - Class II
Shares (1/04)                                                 2005      1.499           1.697                 -
                                                              2004      1.288           1.499                 -
                                                              2003      1.000           1.288                 -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                        2005      1.582           1.673                 -
                                                              2004      1.322           1.582            13,464
                                                              2003      1.000           1.322                 -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                              2005      1.094           1.163            12,547
                                                              2004      1.022           1.094                 -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (9/03)                                                 2005      1.676           1.891                 -
                                                              2004      1.259           1.676             9,713
                                                              2003      1.000           1.259                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR    END OF YEAR
-----------------------------------------------------------   ----  -------------  -------------  ---------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (7/04)                                                  2005      1.072           1.102               -
                                                              2004      1.049           1.072               -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                     2005      1.594           1.740           8,504
                                                              2004      1.353           1.594          13,226
                                                              2003      1.000           1.353               -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                     2005      1.428           1.426               -
                                                              2004      1.284           1.428               -
                                                              2003      1.000           1.284               -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (9/03)                                                     2005      1.175           1.184               -
                                                              2004      1.088           1.175               -
                                                              2003      1.000           1.088               -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)      2005      1.303           1.340               -
                                                              2004      1.190           1.303               -
                                                              2003      1.000           1.190               -

Salomon Brothers Variable Series Funds Inc.

   Salomon Brothers Variable All Cap Fund - Class II (4/05)   2005      0.950           1.035               -

   Total Return Fund - Class II (6/03)                        2005      1.187           1.201               -
                                                              2004      1.113           1.187               -
                                                              2003      1.000           1.113               -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.90%



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR    END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Money Market Portfolio (8/03)                              2005      0.988           0.997           1,251
                                                              2004      0.996           0.988           1,115
                                                              2003      1.000           0.996               -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)      2005      1.126           1.200          18,575
                                                              2004      1.079           1.126          14,804
                                                              2003      1.000           1.079               -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)      2005      1.190           1.253          13,707
                                                              2004      1.068           1.190          11,715
                                                              2003      1.000           1.068               -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                              2005      1.185           1.203         161,331
                                                              2004      1.088           1.185         166,429
                                                              2003      1.000           1.088               -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/03)                                             2005      1.182           1.215          39,018
                                                              2004      1.081           1.182          36,947
                                                              2003      1.000           1.081               -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)  2005      1.294           1.399          59,262
                                                              2004      1.113           1.294          62,699
                                                              2003      1.000           1.113               -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                           2005      1.149           1.237          15,341
                                                              2004      1.077           1.149          11,912
                                                              2003      1.000           1.077               -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                              2005      1.139           1.171          61,346
                                                              2004      1.088           1.139          71,475
                                                              2003      1.000           1.088               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR    END OF YEAR
-----------------------------------------------------------   ----  -------------  -------------  ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                    2005      1.347           1.507           20,984
                                                              2004      1.154           1.347           24,509
                                                              2003      1.000           1.154                -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)      2005      0.999           0.992           20,728
                                                              2004      0.993           0.999           18,843

   Pioneer America Income VCT Portfolio - Class II Shares
   (12/03)                                                    2005      1.017           1.016                -
                                                              2004      1.006           1.017                -
                                                              2003      1.000           1.006                -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)   2005      1.079           1.098           35,938
                                                              2004      1.052           1.079           47,669
                                                              2003      1.000           1.052                -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (7/05)                                                     2005      1.019           1.083                -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                    2005      1.398           1.888           28,291
                                                              2004      1.201           1.398           22,660
                                                              2003      1.000           1.201                -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                     2005      1.243           1.287          164,842
                                                              2004      1.092           1.243          170,578
                                                              2003      1.000           1.092                -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)      2005      1.363           1.442              773
                                                              2004      1.176           1.363              254
                                                              2003      1.000           1.176                -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)        2005      1.189           1.236          171,444
                                                              2004      1.092           1.189          199,552
                                                              2003      1.000           1.092                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                          UNIT VALUE AT                 NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                                  YEAR      YEAR        END OF YEAR    END OF YEAR
-----------------------------------------------------------         ----  -------------  -------------  ---------------
Pioneer Global High Yield VCT Portfolio - Class II Shares (7/05)    2005      1.025          1.038                 -

Pioneer Growth Shares VCT Portfolio - Class II Shares (11/03)       2005      1.088          1.102            11,941
                                                                    2004      1.043          1.088             8,147
                                                                    2003      1.000          1.043                 -

Pioneer High Yield VCT Portfolio - Class II Shares (9/03)           2005      1.126          1.124            69,294
                                                                    2004      1.065          1.126            58,955
                                                                    2003      1.000          1.065                 -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
Shares (7/05)                                                       2005      1.013          1.082                 -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares
(4/05)                                                              2005      0.991          1.062            64,595

Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II
Shares (4/05)                                                       2005      0.976          1.047           111,797

Pioneer International Value VCT Portfolio - Class II Shares (1/04)  2005      1.338          1.512            19,131
                                                                    2004      1.152          1.338            23,324
                                                                    2003      1.000          1.152                 -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares (9/03)        2005      1.350          1.425            99,828
                                                                    2004      1.130          1.350            99,962
                                                                    2003      1.000          1.130                 -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
(5/04)                                                              2005      1.092          1.160            46,259
                                                                    2004      1.022          1.092            54,270

Pioneer Real Estate Shares VCT Portfolio - Class II Shares (9/03)   2005      1.462          1.648            12,316
                                                                    2004      1.101          1.462            15,067
                                                                    2003      1.000          1.101                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (7/04)                                                   2005        1.071           1.099              38,723
                                                               2004        1.049           1.071              46,421

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.293           1.410              51,135
                                                               2004        1.099           1.293              43,979
                                                               2003        1.000           1.099                   -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.178           1.175               9,385
                                                               2004        1.061           1.178              17,328
                                                               2003        1.000           1.061                   -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.138           1.144              41,191
                                                               2004        1.055           1.138              34,387
                                                               2003        1.000           1.055                   -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2005        1.198           1.231              37,085
                                                               2004        1.096           1.198              37,401
                                                               2003        1.000           1.096                   -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.950           1.034                   -

   Total Return Fund - Class II (6/03)                         2005        1.129           1.141              31,193
                                                               2004        1.061           1.129              24,229
                                                               2003        1.000           1.061                   -

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.95%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Money Market Portfolio (8/03)                               2005        0.982           0.991              555,003
                                                               2004        0.992           0.982            1,188,876
                                                               2003        1.000           0.992               90,248

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.274           1.357              284,977
                                                               2004        1.222           1.274              231,497
                                                               2003        1.000           1.222                    -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2005        1.382           1.454              183,457
                                                               2004        1.241           1.382              108,904
                                                               2003        1.000           1.241                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.320           1.339              940,154
                                                               2004        1.213           1.320              637,163
                                                               2003        1.000           1.213                    -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/03)                                              2005        1.456           1.496              192,772
                                                               2004        1.331           1.456              195,100
                                                               2003        1.000           1.331                    -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.551           1.676              258,807
                                                               2004        1.335           1.551              177,969
                                                               2003        1.000           1.335                    -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.337           1.438              656,296
                                                               2004        1.253           1.337              533,462
                                                               2003        1.000           1.253                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.286           1.322             178,734
                                                               2004        1.230           1.286             151,437
                                                               2003        1.000           1.230                   -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.643           1.838             309,893
                                                               2004        1.409           1.643             181,942
                                                               2003        1.000           1.409                   -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)       2005        0.998           0.991              42,068
                                                               2004        0.993           0.998              41,461

   Pioneer America Income VCT Portfolio - Class II Shares
   (12/03)                                                     2005        1.003           1.001             653,184
                                                               2004        0.993           1.003             468,464
                                                               2003        1.000           0.993                   -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.136           1.155             219,105
                                                               2004        1.107           1.136             157,092
                                                               2003        1.000           1.107                   -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (7/05)                                                      2005        1.019           1.082             146,470

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.753           2.366             154,430
                                                               2004        1.506           1.753             140,964
                                                               2003        1.000           1.506                   -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.368           1.415             605,737
                                                               2004        1.202           1.368             426,769
                                                               2003        1.000           1.202                   -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.483           1.568              32,721
                                                               2004        1.280           1.483              13,099
                                                               2003        1.000           1.280                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Pioneer Fund VCT Portfolio - Class II Shares (9/03)            2005        1.316           1.367              738,510
                                                               2004        1.209           1.316              586,630
                                                               2003        1.000           1.209                    -

Pioneer Global High Yield VCT Portfolio - Class II
Shares (7/05)                                                  2005        1.025           1.037               15,394

Pioneer Growth Shares VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.200           1.215              155,730
                                                               2004        1.151           1.200              149,246
                                                               2003        1.000           1.151                    -

Pioneer High Yield VCT Portfolio - Class II Shares (9/03)      2005        1.215           1.211            1,032,790
                                                               2004        1.149           1.215              746,313
                                                               2003        1.000           1.149                    -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (7/05)                                         2005        1.013           1.081                    -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                               2005        0.991           1.062               19,966

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.976           1.047                    -

Pioneer International Value VCT Portfolio - Class II
Shares (1/04)                                                  2005        1.494           1.688              129,994
                                                               2004        1.286           1.494               27,095
                                                               2003        1.000           1.286                    -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.576           1.664              359,343
                                                               2004        1.320           1.576              236,024
                                                               2003        1.000           1.320                    -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                               2005        1.092           1.159              231,337
                                                               2004        1.022           1.092               40,688

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)




                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2005        1.670           1.881              441,307
                                                               2004        1.258           1.670              237,566
                                                               2003        1.000           1.258                    -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (7/04)                                                   2005        1.070           1.098              103,572
                                                               2004        1.049           1.070               59,182

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.589           1.731              274,235
                                                               2004        1.351           1.589               92,868
                                                               2003        1.000           1.351                    -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.423           1.419               67,239
                                                               2004        1.282           1.423               61,193
                                                               2003        1.000           1.282                    -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.171           1.177            1,256,972
                                                               2004        1.086           1.171              848,679
                                                               2003        1.000           1.086                    -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2005        1.298           1.333              360,467
                                                               2004        1.188           1.298              250,563
                                                               2003        1.000           1.188                    -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.950           1.033                    -

   Total Return Fund - Class II (6/03)                         2005        1.183           1.194              398,222
                                                               2004        1.112           1.183              267,186
                                                               2003        1.000           1.112                    -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.00%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Money Market Portfolio (8/03)                               2005        0.996           1.005                   -
                                                               2004        1.000           0.996                   -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.057           1.125                   -
                                                               2004        1.000           1.057                   -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2005        1.067           1.122              33,961
                                                               2004        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.075           1.089                   -
                                                               2004        1.000           1.075                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/03)                                              2005        1.087           1.117              27,553
                                                               2004        1.000           1.087                   -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.158           1.251               4,934
                                                               2004        1.000           1.158                   -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.055           1.134                   -
                                                               2004        1.000           1.055                   -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.049           1.078                   -
                                                               2004        1.000           1.049                   -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.171           1.310              24,184
                                                               2004        1.000           1.171                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)       2005        0.994           0.986              5,578
                                                               2004        0.989           0.994                  -

   Pioneer America Income VCT Portfolio - Class II Shares
   (12/03)                                                     2005        1.035           1.032                  -
                                                               2004        1.000           1.035                  -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.028           1.045                  -
                                                               2004        1.000           1.028                  -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (7/05)                                                      2005        1.019           1.082                  -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.298           1.751                  -
                                                               2004        1.000           1.298                  -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.127           1.166                  -
                                                               2004        1.000           1.127                  -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.180           1.247                  -
                                                               2004        1.000           1.180                  -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2005        1.093           1.134              5,379
                                                               2004        1.000           1.093                  -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (7/05)                                               2005        1.025           1.037                  -

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.083           1.096             26,974
                                                               2004        1.000           1.083                  -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2005        1.087           1.084                  -
                                                               2004        1.000           1.087                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (7/05)                                         2005        1.013           1.081                 -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                               2005        0.991           1.061                 -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.976           1.047                 -

Pioneer International Value VCT Portfolio - Class II
Shares (1/04)                                                  2005        1.173           1.324                 -
                                                               2004        1.000           1.173                 -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.146           1.209             6,922
                                                               2004        1.000           1.146                 -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                               2005        1.072           1.137             7,283
                                                               2004        1.000           1.072                 -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (9/03)                                                  2005        1.311           1.476                 -
                                                               2004        1.000           1.311                 -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class
II (7/04)                                                      2005        1.012           1.038                 -
                                                               2004        0.992           1.012                 -

Pioneer Small Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.156           1.259                 -
                                                               2004        1.000           1.156                 -

Pioneer Small Company VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.110           1.106                 -
                                                               2004        1.000           1.110                 -

Pioneer Strategic Income VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.100           1.106            37,630
                                                               2004        1.000           1.100                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2005        1.088           1.117                 -
                                                               2004        1.000           1.088                 -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.950           1.033                 -

   Total Return Fund - Class II (6/03)                         2005        1.056           1.065                 -
                                                               2004        1.000           1.056                 -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.10%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Money Market Portfolio (8/03)                               2005        0.985           0.992                 -
                                                               2004        0.996           0.985                 -
                                                               2003        1.000           0.996                 -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.123           1.194                 -
                                                               2004        1.078           1.123                 -
                                                               2003        1.000           1.078                 -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2005        1.187           1.247                 -
                                                               2004        1.067           1.187                 -
                                                               2003        1.000           1.067                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.182           1.198            72,820
                                                               2004        1.088           1.182            51,491
                                                               2003        1.000           1.088                 -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/03)                                              2005        1.179           1.210             9,243
                                                               2004        1.080           1.179             6,068
                                                               2003        1.000           1.080                 -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.291           1.392             8,197
                                                               2004        1.112           1.291             5,712
                                                               2003        1.000           1.112                 -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.146           1.231                 -
                                                               2004        1.076           1.146                 -
                                                               2003        1.000           1.076                 -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.136           1.166            18,345
                                                               2004        1.088           1.136            12,301
                                                               2003        1.000           1.088                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.343            1.500            20,517
                                                               2004        1.154            1.343            16,695
                                                               2003        1.000            1.154                 -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)       2005        0.997            0.988                 -
                                                               2004        0.992            0.997                 -

   Pioneer America Income VCT Portfolio - Class II Shares
   (12/03)                                                     2005        1.015            1.011                 -
                                                               2004        1.006            1.015                 -
                                                               2003        1.000            1.006                 -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.076            1.093                 -
                                                               2004        1.051            1.076                 -
                                                               2003        1.000            1.051                 -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (7/05)                                                      2005        1.018            1.081                 -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.395            1.880                 -
                                                               2004        1.200            1.395                 -
                                                               2003        1.000            1.200                 -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.240            1.281            43,850
                                                               2004        1.091            1.240            31,987
                                                               2003        1.000            1.091                 -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.360            1.436                 -
                                                               2004        1.175            1.360                 -
                                                               2003        1.000            1.175                 -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2005        1.186            1.230            24,216
                                                               2004        1.092            1.186            18,260
                                                               2003        1.000            1.092                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Pioneer Global High Yield VCT Portfolio - Class II
Shares (7/05)                                                  2005        1.024           1.036                  -

Pioneer Growth Shares VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.085           1.097                  -
                                                               2004        1.042           1.085                  -
                                                               2003        1.000           1.042                  -

Pioneer High Yield VCT Portfolio - Class II Shares (9/03)      2005        1.123           1.119             35,093
                                                               2004        1.064           1.123             24,489
                                                               2003        1.000           1.064                  -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (7/05)                                         2005        1.013           1.080                  -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                               2005        0.991           1.061                  -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.976           1.046                  -

Pioneer International Value VCT Portfolio - Class II
Shares (1/04)                                                  2005        1.335           1.506                  -
                                                               2004        1.151           1.335                  -
                                                               2003        1.000           1.151                  -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.346           1.419             21,289
                                                               2004        1.129           1.346             16,529
                                                               2003        1.000           1.129                  -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                               2005        1.091           1.155                  -
                                                               2004        1.022           1.091                  -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (9/03)                                                  2005        1.458           1.640             18,658
                                                               2004        1.100           1.458             15,165
                                                               2003        1.000           1.100                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (7/04)                                                   2005        1.069           1.095                  -
                                                               2004        1.048           1.069                  -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.290           1.403             21,575
                                                               2004        1.099           1.290             17,202
                                                               2003        1.000           1.099                  -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.175           1.170                  -
                                                               2004        1.060           1.175                  -
                                                               2003        1.000           1.060                  -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.135           1.139                  -
                                                               2004        1.054           1.135                  -
                                                               2003        1.000           1.054                  -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2005        1.195           1.225             24,237
                                                               2004        1.096           1.195             18,123
                                                               2003        1.000           1.096                  -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.950           1.032                  -

   Total Return Fund - Class II (6/03)                         2005        1.126           1.135                  -
                                                               2004        1.060           1.126                  -
                                                               2003        1.000           1.060                  -

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.15%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Money Market Portfolio (8/03)                               2005        0.979           0.986             36,823
                                                               2004        0.990           0.979             30,323
                                                               2003        1.000           0.990             86,167

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.270           1.350             22,645
                                                               2004        1.220           1.270             17,165
                                                               2003        1.000           1.220             16,944

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2005        1.378           1.446             16,578
                                                               2004        1.239           1.378             16,578
                                                               2003        1.000           1.239             16,578

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.316           1.332             48,012
                                                               2004        1.211           1.316             44,062
                                                               2003        1.000           1.211             16,965

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/03)                                              2005        1.451           1.488             24,837
                                                               2004        1.330           1.451             25,125
                                                               2003        1.000           1.330             15,592

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.546           1.667             23,966
                                                               2004        1.333           1.546             10,885
                                                               2003        1.000           1.333                  -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.333           1.430             23,147
                                                               2004        1.252           1.333             26,008
                                                               2003        1.000           1.252                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.282           1.315                218
                                                               2004        1.228           1.282              1,836
                                                               2003        1.000           1.228                  -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.638           1.828             21,225
                                                               2004        1.408           1.638             17,702
                                                               2003        1.000           1.408             14,907

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)       2005        0.997           0.987              3,217
                                                               2004        0.992           0.997              3,220

   Pioneer America Income VCT Portfolio - Class II Shares
   (12/03)                                                     2005        1.000           0.996             54,534
                                                               2004        0.992           1.000             39,336
                                                               2003        1.000           0.992                  -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.132           1.149                243
                                                               2004        1.106           1.132              2,028
                                                               2003        1.000           1.106                  -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (7/05)                                                      2005        1.018           1.081                  -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.747           2.353                386
                                                               2004        1.504           1.747              1,007
                                                               2003        1.000           1.504                  -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.363           1.408             29,178
                                                               2004        1.200           1.363             29,611
                                                               2003        1.000           1.200                  -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.478           1.560                  -
                                                               2004        1.278           1.478                  -
                                                               2003        1.000           1.278                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Pioneer Fund VCT Portfolio - Class II Shares (9/03)            2005        1.311           1.360               7,706
                                                               2004        1.208           1.311                   -
                                                               2003        1.000           1.208                   -

Pioneer Global High Yield VCT Portfolio - Class II
Shares (7/05)                                                  2005        1.024           1.036                   -

Pioneer Growth Shares VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.196           1.208                 240
                                                               2004        1.149           1.196                 241
                                                               2003        1.000           1.149                   -

Pioneer High Yield VCT Portfolio - Class II Shares (9/03)      2005        1.211           1.205              38,860
                                                               2004        1.148           1.211              39,838
                                                               2003        1.000           1.148                   -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (7/05)                                         2005        1.013           1.080                   -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                               2005        0.991           1.060                   -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.976           1.045                   -

Pioneer International Value VCT Portfolio - Class II
Shares (1/04)                                                  2005        1.489           1.679                   -
                                                               2004        1.285           1.489                   -
                                                               2003        1.000           1.285                   -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.571           1.655              20,172
                                                               2004        1.318           1.571              22,267
                                                               2003        1.000           1.318                   -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                               2005        1.090           1.154              11,689
                                                               2004        1.022           1.090              12,267

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2005        1.664           1.871                200
                                                               2004        1.256           1.664              1,506
                                                               2003        1.000           1.256                  -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (7/04)                                                   2005        1.069           1.094              4,531
                                                               2004        1.048           1.069              4,534

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.583           1.722                  -
                                                               2004        1.349           1.583              1,337
                                                               2003        1.000           1.349                  -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.418           1.411                202
                                                               2004        1.280           1.418                203
                                                               2003        1.000           1.280                  -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.168           1.171             31,972
                                                               2004        1.085           1.168             23,552
                                                               2003        1.000           1.085                  -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2005        1.294           1.326              5,586
                                                               2004        1.187           1.294                450
                                                               2003        1.000           1.187                  -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.950           1.031                  -

   Total Return Fund - Class II (6/03)                         2005        1.179           1.188                239
                                                               2004        1.110           1.179                241
                                                               2003        1.000           1.110                  -


                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.20%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Money Market Portfolio (8/03)                               2005        0.995           1.001               -
                                                               2004        1.000           0.995               -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.056           1.121               -
                                                               2004        1.000           1.056               -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2005        1.066           1.119               -
                                                               2004        1.000           1.066               -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.073           1.086               -
                                                               2004        1.000           1.073               -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/03)                                              2005        1.086           1.113               -
                                                               2004        1.000           1.086               -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.157           1.247               -
                                                               2004        1.000           1.157               -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.054           1.130               -
                                                               2004        1.000           1.054               -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.048           1.075               -
                                                               2004        1.000           1.048               -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.170           1.306               -
                                                               2004        1.000           1.170               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)       2005        0.993           0.983                -
                                                               2004        0.989           0.993                -
   Pioneer America Income VCT Portfolio - Class II Shares
   (12/03)                                                     2005        1.033           1.029                -
                                                               2004        1.000           1.033                -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.027           1.042                -
                                                               2004        1.000           1.027                -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (7/05)                                                      2005        1.018           1.080                -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.296           1.745                -
                                                               2004        1.000           1.296                -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.126           1.162                -
                                                               2004        1.000           1.126                -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.178           1.243                -
                                                               2004        1.000           1.178                -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2005        1.091           1.131                -
                                                               2004        1.000           1.091                -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (7/05)                                               2005        1.024           1.035                -

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.082           1.093                -
                                                               2004        1.000           1.082                -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2005        1.086           1.080                -
                                                               2004        1.000           1.086                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (7/05)                                         2005        1.013           1.079               -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                               2005        0.991           1.060               -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.976           1.045               -

Pioneer International Value VCT Portfolio - Class II
Shares (1/04)                                                  2005        1.171           1.320               -
                                                               2004        1.000           1.171               -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.145           1.205               -
                                                               2004        1.000           1.145               -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                               2005        1.071           1.134               -
                                                               2004        1.000           1.071               -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (9/03)                                                  2005        1.309           1.471               -
                                                               2004        1.000           1.309               -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class
II (7/04)                                                      2005        1.011           1.035               -
                                                               2004        0.992           1.011               -

Pioneer Small Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.155           1.255               -
                                                               2004        1.000           1.155               -

Pioneer Small Company VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.109           1.103               -
                                                               2004        1.000           1.109               -

Pioneer Strategic Income VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.099           1.102               -
                                                               2004        1.000           1.099               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2005        1.087           1.113                  -
                                                               2004        1.000           1.087                  -
Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.949           1.031                  -

   Total Return Fund - Class II (6/03)                         2005        1.054           1.062                  -
                                                               2004        1.000           1.054                  -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Money Market Portfolio (8/03)                               2005        0.995           1.001                  -
                                                               2004        1.000           0.995                  -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.055           1.120              5,464
                                                               2004        1.000           1.055                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2005        1.066           1.118              4,738
                                                               2004        1.000           1.066                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.073           1.085              2,549
                                                               2004        1.000           1.073                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/03)                                              2005        1.086           1.112              2,671
                                                               2004        1.000           1.086                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.157           1.246                  -
                                                               2004        1.000           1.157                  -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.053           1.129                  -
                                                               2004        1.000           1.053                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.047           1.074              5,070
                                                               2004        1.000           1.047                  -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.170           1.305              4,317
                                                               2004        1.000           1.170                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)       2005        0.993           0.982                 -
                                                               2004        0.989           0.993                 -

   Pioneer America Income VCT Portfolio - Class II Shares
   (12/03)                                                     2005        1.033           1.028               493
                                                               2004        1.000           1.033                 -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.026           1.041                 -
                                                               2004        1.000           1.026                 -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (7/05)                                                      2005        1.018           1.080                 -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.296           1.744                 -
                                                               2004        1.000           1.296                 -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.126           1.161             2,732
                                                               2004        1.000           1.126                 -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.178           1.242                 -
                                                               2004        1.000           1.178                 -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2005        1.091           1.130                 -
                                                               2004        1.000           1.091                 -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (7/05)                                               2005        1.024           1.035                 -

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.082           1.092             5,787
                                                               2004        1.000           1.082                 -

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2005        1.086           1.079               237
                                                               2004        1.000           1.086                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (7/05)                                         2005        1.012           1.079                   -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                               2005        0.991           1.059             285,700

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.975           1.045                   -

Pioneer International Value VCT Portfolio - Class II
Shares (1/04)                                                  2005        1.171           1.319               4,599
                                                               2004        1.000           1.171                   -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.144           1.204               2,632
                                                               2004        1.000           1.144                   -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                               2005        1.071           1.133                   -
                                                               2004        1.000           1.071                   -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (9/03)                                                  2005        1.309           1.470               2,038
                                                               2004        1.000           1.309                   -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class
II (7/04)                                                      2005        1.011           1.034                   -
                                                               2004        0.992           1.011                   -

Pioneer Small Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.155           1.254               2,618
                                                               2004        1.000           1.155                   -

Pioneer Small Company VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.109           1.102                 473
                                                               2004        1.000           1.109                   -

Pioneer Strategic Income VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.099           1.101               4,712
                                                               2004        1.000           1.099                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2005        1.087           1.112                 -
                                                               2004        1.000           1.087                 -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.949           1.030                 -

   Total Return Fund - Class II (6/03)                         2005        1.054           1.061                 -
                                                               2004        1.000           1.054                 -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.35%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Money Market Portfolio (8/03)                               2005        0.976           0.981                -
                                                               2004        0.989           0.976                -
                                                               2003        1.000           0.989                -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.266           1.342                -
                                                               2004        1.219           1.266                -
                                                               2003        1.000           1.219                -

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2005        1.373           1.439                -
                                                               2004        1.238           1.373                -
                                                               2003        1.000           1.238                -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.311           1.325                -
                                                               2004        1.209           1.311                -
                                                               2003        1.000           1.209                -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/03)                                              2005        1.446           1.480                -
                                                               2004        1.328           1.446                -
                                                               2003        1.000           1.328                -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.541           1.658                -
                                                               2004        1.331           1.541                -
                                                               2003        1.000           1.331                -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.328           1.423                -
                                                               2004        1.250           1.328                -
                                                               2003        1.000           1.250                -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.277           1.308                -
                                                               2004        1.227           1.277                -
                                                               2003        1.000           1.227                -

                        CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.632           1.819                 -
                                                               2004        1.406           1.632                 -
                                                               2003        1.000           1.406                 -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (7/04)       2005        0.995           0.984                 -
                                                               2004        0.992           0.995                 -

   Pioneer America Income VCT Portfolio - Class II Shares
   (12/03)                                                     2005        0.997           0.991                 -
                                                               2004        0.990           0.997                 -
                                                               2003        1.000           0.990                 -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.128           1.143                 -
                                                               2004        1.104           1.128                 -
                                                               2003        1.000           1.104                 -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (7/05)                                                      2005        1.018           1.079                 -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.741           2.340                 -
                                                               2004        1.502           1.741                 -
                                                               2003        1.000           1.502                 -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.358           1.400                 -
                                                               2004        1.199           1.358                 -
                                                               2003        1.000           1.199                 -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.473           1.552                 -
                                                               2004        1.276           1.473                 -
                                                               2003        1.000           1.276                 -

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2005        1.307           1.352                 -
                                                               2004        1.206           1.307                 -
                                                               2003        1.000           1.206                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Pioneer Global High Yield VCT Portfolio - Class II
Shares (7/05)                                                  2005        1.024           1.034                -

Pioneer Growth Shares VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.192           1.202                -
                                                               2004        1.148           1.192                -
                                                               2003        1.000           1.148                -

Pioneer High Yield VCT Portfolio - Class II Shares (9/03)      2005        1.207           1.199                -
                                                               2004        1.146           1.207                -
                                                               2003        1.000           1.146                -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (7/05)                                         2005        1.012           1.078                -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                               2005        0.991           1.058                -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.975           1.044                -

Pioneer International Value VCT Portfolio - Class II
Shares (1/04)                                                  2005        1.484           1.670                -
                                                               2004        1.283           1.484                -
                                                               2003        1.000           1.283                -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.566           1.647                -
                                                               2004        1.317           1.566                -
                                                               2003        1.000           1.317                -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                               2005        1.088           1.150                -
                                                               2004        1.021           1.088                -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (9/03)                                                  2005        1.659           1.861                -
                                                               2004        1.254           1.659                -
                                                               2003        1.000           1.254                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (7/04)                                                   2005        1.067           1.090                 -
                                                               2004        1.047           1.067                 -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.578           1.713                 -
                                                               2004        1.348           1.578                 -
                                                               2003        1.000           1.348                 -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.414           1.404                 -
                                                               2004        1.278           1.414                 -
                                                               2003        1.000           1.278                 -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.164           1.165                 -
                                                               2004        1.084           1.164                 -
                                                               2003        1.000           1.084                 -

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2005        1.290           1.319                 -
                                                               2004        1.185           1.290                 -
                                                               2003        1.000           1.185                 -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.949           1.030                 -

   Total Return Fund - Class II (6/03)                         2005        1.175           1.182                 -
                                                               2004        1.109           1.175                 -
                                                               2003        1.000           1.109                 -




                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 08/05: Pioneer Papp Small and Mid Cap Growth VCT portfolio - Class II Shares changed it name to Pioneer Small and Mid Cap Growth VCT portfolio - Class II Shares.



Effective 08/05: Pioneer Papp America - Pacific Rim Fund VCT - Class II Shares changed it name to Pioneer AmPac Growth VCT portfolio - Class II Shares.

ANNUAL REPORT
DECEMBER 31, 2005

                          TIC SEPARATE ACCOUNT THIRTEEN
                          FOR VARIABLE ANNUITIES
                                       OF
                         THE TRAVELERS INSURANCE COMPANY

The Travelers Insurance Company
One Cityplace
Hartford, CT  06103

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      To the Policyholders of
      TIC Separate Account Thirteen for Variable Annuities and the Board of Directors of The Travelers Insurance Company:

      We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising TIC Separate Account Thirteen for Variable Annuities (the "Separate Account") of The Travelers Insurance Company ("TIC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising TIC Separate Account Thirteen for Variable Annuities of TIC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.

      /s/ DELOITTE & TOUCHE LLP
      Certified Public Accountants

      Tampa, Florida
      March 15, 2006

                                   APPENDIX A

                       AIM Capital Appreciation Portfolio
                 AIM V.I. Capital Appreciation Fund - Series II
                  AIM V.I. Mid Cap Core Equity Fund - Series II
                             All Cap Fund - Class I
             AllianceBernstein Large-Cap Growth Portfolio - Class B
                       Balanced Portfolio - Service Shares
                            Capital Appreciation Fund
                      Comstock Portfolio - Class II Shares
                     Contrafund Portfolio - Service Class 2
                        Convertible Securities Portfolio
                    Delaware VIP REIT Series - Standard Class
                       Disciplined Mid Cap Stock Portfolio
              Dreyfus VIF - Appreciation Portfolio - Initial Shares
           Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
            Dynamic Capital Appreciation Portfolio - Service Class 2
                     Enterprise Portfolio - Class II Shares
                             Equity Income Portfolio
                    Equity Index Portfolio - Class II Shares
                         Federated High Yield Portfolio
                            Federated Stock Portfolio
           Franklin Rising Dividends Securities Fund - Class 2 Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
                       Global Growth Fund - Class 2 Shares
                 Global Life Sciences Portfolio - Service Shares
                  Global Technology Portfolio - Service Shares
                           Growth and Income Portfolio
                          Growth Fund - Class 2 Shares
                       Growth-Income Fund - Class 2 Shares
                              High Yield Bond Trust
                            Investors Fund - Class I
                         Large Cap Growth Fund - Class I
                               Large Cap Portfolio
                      Lazard Retirement Small Cap Portfolio
                 Managed Allocation Series: Aggressive Portfolio
                Managed Allocation Series: Conservative Portfolio
                  Managed Allocation Series: Moderate Portfolio
                              Managed Assets Trust
                 Mercury Global Allocation V.I. Fund - Class III
                        Mercury Large Cap Core Portfolio
                Mercury Value Opportunities V.I. Fund - Class III
                          MFS Emerging Growth Portfolio
                          MFS Mid Cap Growth Portfolio
                           MFS Total Return Portfolio
                               MFS Value Portfolio
                       Mid Cap Portfolio - Service Class 2
                             Mid-Cap Value Portfolio
                     Mondrian International Stock Portfolio
                             Money Market Portfolio
                 Mutual Shares Securities Fund - Class 2 Shares
            Oppenheimer Capital Appreciation Fund/VA - Service Shares
             Oppenheimer Global Securities Fund/VA - Service Shares
                Oppenheimer Main Street Fund/VA - Service Shares
                  Pioneer AmPac Growth VCT Portfolio - Class II
             Pioneer America Income VCT Portfolio - Class II Shares
                Pioneer Balanced VCT Portfolio - Class II Shares
              Pioneer Cullen Value VCT Portfolio - Class II Shares
            Pioneer Emerging Markets VCT Portfolio - Class II Shares
              Pioneer Equity Income VCT Portfolio - Class II Shares
                 Pioneer Europe VCT Portfolio - Class II Shares
                             Pioneer Fund Portfolio
                  Pioneer Fund VCT Portfolio - Class II Shares
            Pioneer Global High Yield VCT Portfolio - Class II Shares
              Pioneer Growth Shares VCT Portfolio - Class II Shares
               Pioneer High Yield VCT Portfolio - Class II Shares
     Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
                                     Shares
       Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II
                                     Shares
           Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II
                                     Shares
           Pioneer International Value VCT Portfolio - Class II Shares
                         Pioneer Mid Cap Value Portfolio
              Pioneer Mid Cap Value VCT Portfolio - Class II Shares
           Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II
                                     Shares
           Pioneer Real Estate Shares VCT Portfolio - Class II Shares
            Pioneer Small and Mid Cap Growth VCT Portfolio - Class II
             Pioneer Small Cap Value VCT Portfolio - Class II Shares
              Pioneer Small Company VCT Portfolio - Class II Shares
                       Pioneer Strategic Income Portfolio
            Pioneer Strategic Income VCT Portfolio - Class II Shares
                  Pioneer Value VCT Portfolio - Class II Shares
              Putnam VT International Equity Fund - Class IB Shares
                Putnam VT Small Cap Value Fund - Class IB Shares
                  Real Return Portfolio - Administrative Class
           Salomon Brothers Variable Aggressive Growth Fund - Class I
                                     Shares
           Salomon Brothers Variable Aggressive Growth Fund - Class II
                                     Shares
                Salomon Brothers Variable All Cap Fund - Class II
            Salomon Brothers Variable Growth & Income Fund - Class I
                                     Shares
              SB Adjustable Rate Income Portfolio - Class I Shares
                         Small Cap Growth Fund - Class I
                        Social Awareness Stock Portfolio
                           Strategic Equity Portfolio
                 Style Focus Series: Small Cap Growth Portfolio
                  Style Focus Series: Small Cap Value Portfolio
          Templeton Developing Markets Securities Fund - Class 2 Shares
               Templeton Foreign Securities Fund - Class 2 Shares
                Templeton Growth Securities Fund - Class 2 Shares
                          Total Return Fund - Class II
                  Total Return Portfolio - Administrative Class
                        Travelers Quality Bond Portfolio
                      U.S. Government Securities Portfolio
                   Worldwide Growth Portfolio - Service Shares

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Board of Directors of the Travelers Insurance Company and Owners of Variable Annuity Contracts of TIC Separate Account Thirteen for Variable
      Annuities:

      We have audited the statement of changes in net assets of TIC Separate Account Thirteen for Variable Annuities (comprised of the sub-accounts disclosed in Note 1 and Note 4) for the year or lesser periods ended December 31, 2004 and the financial highlights for the period May 21, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004 or lesser periods. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the statement of changes in net assets and financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting TIC Separate Account Thirteen for Variable Annuities for the year or lesser periods then ended, and the financial highlights for the period May 21, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004 or lesser periods, in conformity with U.S. generally accepted accounting principles.

      /s/ KPMG LLP

      Hartford, Connecticut
      March 16, 2005

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                 CAPITAL APPRECIATION   HIGH YIELD BOND                          MONEY MARKET
                                         FUND                TRUST        MANAGED ASSETS TRUST     PORTFOLIO
                                 --------------------   ---------------   --------------------   ------------
ASSETS:
  Investments at market value:   $            275,385   $       486,989   $            404,606   $    984,441

  Receivables:
    Dividends ................                      -                 -                      -          2,101
                                 --------------------   ---------------   --------------------   ------------

      Total Assets ...........                275,385           486,989                404,606        986,542
                                 --------------------   ---------------   --------------------   ------------

LIABILITIES:
  Payables:
    Insurance charges ........                     13                23                     18             45
    Administrative fees ......                      1                 2                      2              4
                                 --------------------   ---------------   --------------------   ------------

      Total Liabilities ......                     14                25                     20             49
                                 --------------------   ---------------   --------------------   ------------

NET ASSETS:                      $            275,371   $       486,964   $            404,586   $    986,493
                                 ====================   ===============   ====================   ============

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                   AIM V.I. CAPITAL     AIM V.I. MID CAP     ALLIANCEBERNSTEIN
                                 APPRECIATION FUND -   CORE EQUITY FUND -     LARGE-CAP GROWTH    GLOBAL GROWTH FUND -
                                      SERIES II             SERIES II       PORTFOLIO - CLASS B     CLASS 2 SHARES
                                 -------------------   ------------------   -------------------   --------------------
ASSETS:
  Investments at market value:   $           546,870   $          571,176   $            57,931   $          2,464,746

  Receivables:
    Dividends ................                     -                    -                     -                      -
                                 -------------------   ------------------   -------------------   --------------------

      Total Assets ...........               546,870              571,176                57,931              2,464,746
                                 -------------------   ------------------   -------------------   --------------------
LIABILITIES:
  Payables:
    Insurance charges ........                    26                   26                     2                    117
    Administrative fees ......                     3                    2                     -                     10
                                 -------------------   ------------------   -------------------   --------------------

      Total Liabilities ......                    29                   28                     2                    127
                                 -------------------   ------------------   -------------------   --------------------

NET ASSETS:                      $           546,841   $          571,148   $            57,929   $          2,464,619
                                 ===================   ==================   ===================   ====================

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                            DREYFUS VIF -
                                             DELAWARE VIP REIT       DREYFUS VIF -      DEVELOPING LEADERS       MERCURY GLOBAL
GROWTH FUND - CLASS 2  GROWTH-INCOME FUND -  SERIES - STANDARD  APPRECIATION PORTFOLIO  PORTFOLIO - INITIAL  ALLOCATION V.I. FUND -
        SHARES            CLASS 2 SHARES           CLASS           - INITIAL SHARES            SHARES               CLASS III
---------------------  --------------------  -----------------  ----------------------  -------------------  ----------------------
$           9,058,740  $          9,551,062  $       2,008,061  $              196,864  $           509,754  $            1,140,428

                    -                     -                  -                       -                    -                       -
---------------------  --------------------  -----------------  ----------------------  -------------------  ----------------------

            9,058,740             9,551,062          2,008,061                 196,864              509,754               1,140,428
---------------------  --------------------  -----------------  ----------------------  -------------------  ----------------------

                  430                   454                 97                       9                   23                      55
                   38                    39                  8                       1                    2                       5
---------------------  --------------------  -----------------  ----------------------  -------------------  ----------------------

                  468                   493                105                      10                   25                      60
---------------------  --------------------  -----------------  ----------------------  -------------------  ----------------------

$           9,058,272  $          9,550,569  $       2,007,956  $              196,854  $           509,729  $            1,140,368
=====================  ====================  =================  ======================  ===================  ======================

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                    MERCURY VALUE        FRANKLIN RISING       FRANKLIN SMALL-MID CAP      MUTUAL SHARES
                                 OPPORTUNITIES V.I.    DIVIDENDS SECURITIES   GROWTH SECURITIES FUND -   SECURITIES FUND -
                                  FUND - CLASS III    FUND - CLASS 2 SHARES        CLASS 2 SHARES          CLASS 2 SHARES
                                 ------------------   ---------------------   ------------------------   -----------------
ASSETS:
  Investments at market value:   $          687,823   $           2,265,002   $                730,926   $       1,178,128

  Receivables:
    Dividends ................                    -                       -                          -                   -
                                 ------------------   ---------------------   ------------------------   -----------------

      Total Assets ...........              687,823               2,265,002                    730,926           1,178,128
                                 ------------------   ---------------------   ------------------------   -----------------
LIABILITIES:
  Payables:
    Insurance charges ........                   31                     105                         33                  56
    Administrative fees ......                    3                      10                          3                   5
                                 ------------------   ---------------------   ------------------------   -----------------

      Total Liabilities ......                   34                     115                         36                  61
                                 ------------------   ---------------------   ------------------------   -----------------

NET ASSETS:                      $          687,789   $           2,264,887   $                730,890   $       1,178,067
                                 ==================   =====================   ========================   =================

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                                        SALOMON
                                                                                                                        BROTHERS
                                                                                               SALOMON BROTHERS         VARIABLE
 TEMPLETON DEVELOPING     TEMPLETON FOREIGN        TEMPLETON GROWTH         EQUITY INDEX     VARIABLE AGGRESSIVE       AGGRESSIVE
  MARKETS SECURITIES   SECURITIES FUND - CLASS  SECURITIES FUND - CLASS      PORTFOLIO      GROWTH FUND - CLASS I     GROWTH FUND
FUND - CLASS 2 SHARES         2 SHARES                 2 SHARES          - CLASS II SHARES          SHARES         - CLASS II SHARES
---------------------  -----------------------  -----------------------  -----------------  ---------------------  -----------------
$             612,279  $             1,297,232  $             1,137,712  $       1,902,557  $             629,063  $       1,248,926

                    -                        -                        -                  -                      -                  -
---------------------  -----------------------  -----------------------  -----------------  ---------------------  -----------------

              612,279                1,297,232                1,137,712          1,902,557                629,063          1,248,926
---------------------  -----------------------  -----------------------  -----------------  ---------------------  -----------------

                   28                       57                       53                 91                     28                 59
                    3                        5                        5                  8                      3                  5
---------------------  -----------------------  -----------------------  -----------------  ---------------------  -----------------

                   31                       62                       58                 99                     31                 64
---------------------  -----------------------  -----------------------  -----------------  ---------------------  -----------------

$             612,248  $             1,297,170  $             1,137,654  $       1,902,458  $             629,032  $       1,248,862
=====================  =======================  =======================  =================  =====================  =================

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                        SALOMON
                                        BROTHERS                          GLOBAL
                                        VARIABLE                           LIFE            GLOBAL
                                        GROWTH &        BALANCED         SCIENCES        TECHNOLOGY
                                      INCOME FUND     PORTFOLIO -        PORTFOLIO      PORTFOLIO -
                                       - CLASS I        SERVICE          - SERVICE        SERVICE
                                         SHARES          SHARES           SHARES           SHARES
                                     -------------   --------------   --------------   -------------
ASSETS:
  Investments at market value:       $      95,593   $       71,688   $       39,491   $      95,406

  Receivables:
    Dividends ....................               -                -                -               -
                                     -------------   --------------   --------------   -------------

      Total Assets ...............          95,593           71,688           39,491          95,406
                                     -------------   --------------   --------------   -------------

LIABILITIES:
  Payables:
    Insurance charges ............               4                3                2               4
    Administrative fees ..........               -                1                -               1
                                     -------------   --------------   --------------   -------------

      Total Liabilities ..........               4                4                2               5
                                     -------------   --------------   --------------   -------------

NET ASSETS:                          $      95,589   $       71,684   $       39,489   $      95,401
                                     =============   ==============   ==============   =============

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                              OPPENHEIMER
  WORLDWIDE                                                     CAPITAL         OPPENHEIMER
   GROWTH         LAZARD                                      APPRECIATION         GLOBAL
  PORTFOLIO     RETIREMENT     GROWTH AND       MID-CAP        FUND/VA -         SECURITIES
  - SERVICE     SMALL CAP        INCOME          VALUE          SERVICE           FUND/VA -
   SHARES       PORTFOLIO      PORTFOLIO       PORTFOLIO         SHARES        SERVICE SHARES
------------   ------------   ------------   -------------   --------------   ----------------
$     18,632   $    570,442   $  1,671,651   $   1,504,259   $      844,253   $      1,294,586

           -              -              -               -                -                  -
------------   ------------   ------------   -------------   --------------   ----------------

      18,632        570,442      1,671,651       1,504,259          844,253          1,294,586
------------   ------------   ------------   -------------   --------------   ----------------

           1             27             80              72               36                 58
           -              3              7               6                4                  5
------------   ------------   ------------   -------------   --------------   ----------------

           1             30             87              78               40                 63
------------   ------------   ------------   -------------   --------------   ----------------

$     18,631   $    570,412   $  1,671,564   $   1,504,181   $      844,213   $      1,294,523
============   ============   ============   =============   ==============   ================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                      OPPENHEIMER                                         PIONEER
                                         MAIN                                              AMPAC
                                        STREET        REAL RETURN     TOTAL RETURN         GROWTH
                                       FUND/VA -      PORTFOLIO -      PORTFOLIO -          VCT
                                        SERVICE      ADMINISTRATIVE   ADMINISTRATIVE     PORTFOLIO
                                        SHARES           CLASS            CLASS          - CLASS II
                                     -------------   --------------   --------------   -------------
ASSETS:
  Investments at market value:       $     248,215   $    1,079,329   $    2,381,906   $      88,745

  Receivables:
    Dividends ....................               -                -                -               -
                                     -------------   --------------   --------------   -------------

      Total Assets ...............         248,215        1,079,329        2,381,906          88,745
                                     -------------   --------------   --------------   -------------

LIABILITIES:
  Payables:
    Insurance charges ............              12               51              108               4
    Administrative fees ..........               1                4               10               -
                                     -------------   --------------   --------------   -------------

      Total Liabilities ..........              13               55              118               4
                                     -------------   --------------   --------------   -------------

NET ASSETS:                          $     248,202   $    1,079,274   $    2,381,788   $      88,741
                                     =============   ==============   ==============   =============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

  PIONEER                        PIONEER       PIONEER          PIONEER
  AMERICA         PIONEER        CULLEN        EMERGING          EQUITY
 INCOME VCT    BALANCED VCT    VALUE VCT      MARKETS VCT      INCOME VCT      PIONEER EUROPE
 PORTFOLIO      PORTFOLIO -    PORTFOLIO -     PORTFOLIO -     PORTFOLIO -      VCT PORTFOLIO
- CLASS II       CLASS II       CLASS II        CLASS II        CLASS II         - CLASS II
   SHARES         SHARES         SHARES          SHARES          SHARES            SHARES
------------   ------------   ------------   -------------   --------------   ----------------
$    913,119   $    444,514   $    238,582   $     509,986   $    1,532,647   $         76,172

           -              -              -               -                -                  -
------------   ------------   ------------   -------------   --------------   ----------------

     913,119        444,514        238,582         509,986        1,532,647             76,172
------------   ------------   ------------   -------------   --------------   ----------------

          43             20             11              24               72                  4
           4              2              1               2                6                  -
------------   ------------   ------------   -------------   --------------   ----------------

          47             22             12              26               78                  4
------------   ------------   ------------   -------------   --------------   ----------------

$    913,072   $    444,492   $    238,570   $     509,960   $    1,532,569   $         76,168
============   ============   ============   =============   ==============   ================

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                        PIONEER          PIONEER          PIONEER
                                        PIONEER       GLOBAL HIGH        GROWTH             HIGH
                                       FUND VCT        YIELD VCT       SHARES VCT        YIELD VCT
                                       PORTFOLIO      PORTFOLIO -      PORTFOLIO -       PORTFOLIO
                                      - CLASS II        CLASS II         CLASS II         - CLASS
                                        SHARES           SHARES           SHARES         II SHARES
                                     -------------   --------------   --------------   -------------
ASSETS:
  Investments at market value:       $   1,692,713   $      111,894   $      371,104   $   1,729,659

  Receivables:
    Dividends ....................               -                -                -               -
                                     -------------   --------------   --------------   -------------

      Total Assets ...............       1,692,713          111,894          371,104       1,729,659
                                     -------------   --------------   --------------   -------------

LIABILITIES:
  Payables:
    Insurance charges ............              79                5               17              82
    Administrative fees ..........               7                -                2               7
                                     -------------   --------------   --------------   -------------

      Total Liabilities ..........              86                5               19              89
                                     -------------   --------------   --------------   -------------

NET ASSETS:                          $   1,692,627   $      111,889   $      371,085   $   1,729,570
                                     =============   ==============   ==============   =============

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

   PIONEER       PIONEER        PIONEER
  IBBOTSON       IBBOTSON       IBBOTSON
 AGGRESSIVE      GROWTH         MODERATE        PIONEER       PIONEER MID
 ALLOCATION     ALLOCATION     ALLOCATION    INTERNATIONAL     CAP VALUE         PIONEER OAK
     VCT           VCT            VCT          VALUE VCT          VCT            RIDGE LARGE
  PORTFOLIO    PORTFOLIO -    PORTFOLIO -     PORTFOLIO -     PORTFOLIO -      CAP GROWTH VCT
 - CLASS II      CLASS II       CLASS II       CLASS II         CLASS II         PORTFOLIO -
   SHARES         SHARES         SHARES         SHARES           SHARES        CLASS II SHARES
------------   ------------   ------------   -------------   --------------   ----------------
$     39,651   $  1,844,913   $    408,934   $     329,738   $    1,484,471   $        815,491

           -              -              -               -                -                  -
------------   ------------   ------------   -------------   --------------   ----------------

      39,651      1,844,913        408,934         329,738        1,484,471            815,491
------------   ------------   ------------   -------------   --------------   ----------------

           2             85             19              16               66                 35
           -              8              2               1                6                  3
------------   ------------   ------------   -------------   --------------   ----------------

           2             93             21              17               72                 38
------------   ------------   ------------   -------------   --------------   ----------------

$     39,649   $  1,844,820   $    408,913   $     329,721   $    1,484,399   $        815,453
============   ============   ============   =============   ==============   ================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                     PIONEER REAL                     PIONEER       PIONEER
                                        ESTATE      PIONEER SMALL    SMALL CAP       SMALL
                                      SHARES VCT     AND MID CAP     VALUE VCT    COMPANY VCT
                                      PORTFOLIO -     GROWTH VCT    PORTFOLIO -   PORTFOLIO -
                                       CLASS II      PORTFOLIO -     CLASS II       CLASS II
                                        SHARES         CLASS II       SHARES         SHARES
                                     ------------   -------------   -----------   -----------
ASSETS:
   Investments at market value: ..   $  1,042,951   $     270,566   $   693,488   $   107,239

   Receivables:
     Dividends ...................              -               -             -             -
                                     ------------   -------------   -----------   -----------

       Total Assets ..............      1,042,951         270,566       693,488       107,239
                                     ------------   -------------   -----------   -----------

LIABILITIES:
   Payables:
     Insurance charges ...........             50              12            33             5
     Administrative fees .........              4               1             3             1
                                     ------------   -------------   -----------   -----------

       Total Liabilities .........             54              13            36             6
                                     ------------   -------------   -----------   -----------

NET ASSETS:                          $  1,042,897   $     270,553   $   693,452   $   107,233
                                     ============   =============   ===========   ===========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

  PIONEER
 STRATEGIC                                      PUTNAM VT
INCOME VCT    PIONEER VALUE      PUTNAM VT      SMALL CAP
PORTFOLIO -   VCT PORTFOLIO    INTERNATIONAL    VALUE FUND                  INVESTORS
 CLASS II       - CLASS II     EQUITY FUND -    - CLASS IB   ALL CAP FUND     FUND -
  SHARES          SHARES      CLASS IB SHARES     SHARES      - CLASS I      CLASS I
-----------   -------------   ---------------   ----------   ------------   ---------
$ 2,005,874   $     668,783   $        74,277   $  708,737   $    430,719   $ 456,402

          -               -                 -            -              -           -
-----------   -------------   ---------------   ----------   ------------   ---------

  2,005,874         668,783            74,277      708,737        430,719     456,402
-----------   -------------   ---------------   ----------   ------------   ---------

         95              32                 3           32             20          20
          8               3                 -            3              2           2
-----------   -------------   ---------------   ----------   ------------   ---------

        103              35                 3           35             22          22
-----------   -------------   ---------------   ----------   ------------   ---------

$ 2,005,771   $     668,748   $        74,274   $  708,702   $    430,697   $ 456,380
===========   =============   ===============   ==========   ============   =========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                       SALOMON
                                                      BROTHERS
                                      LARGE CAP     VARIABLE ALL     SMALL CAP       TOTAL
                                     GROWTH FUND     CAP FUND -     GROWTH FUND   RETURN FUND
                                      - CLASS I       CLASS II       - CLASS I     - CLASS II
                                     ------------   -------------   -----------   -----------
ASSETS:
   Investments at market value:      $    478,446   $      50,948   $ 1,081,534   $   665,645

   Receivables:
     Dividends ...................              -               -             -             -
                                     ------------   -------------   -----------   -----------

       Total Assets ..............        478,446          50,948     1,081,534       665,645
                                     ------------   -------------   -----------   -----------

LIABILITIES:
   Payables:
     Insurance charges ...........             20               2            53            31
     Administrative fees .........              2               -             5             3
                                     ------------   -------------   -----------   -----------

       Total Liabilities .........             22               2            58            34
                                     ------------   -------------   -----------   -----------

NET ASSETS:                          $    478,424   $      50,946   $ 1,081,476   $   665,611
                                     ============   =============   ===========   ===========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

 AIM CAPITAL  CONVERTIBLE      DISCIPLINED        EQUITY      FEDERATED     FEDERATED
APPRECIATION   SECURITIES     MID CAP STOCK       INCOME      HIGH YIELD      STOCK
  PORTFOLIO    PORTFOLIO        PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------   -------------   ---------------   ----------   ------------   ---------
$    76,840   $     298,364   $       470,130   $1,117,024   $    475,861   $ 175,804

          -               -                 -            -              -           -
-----------   -------------   ---------------   ----------   ------------   ---------

     76,840         298,364           470,130    1,117,024        475,861     175,804
-----------   -------------   ---------------   ----------   ------------   ---------

          3              14                20           50             23           9
          -               1                 2            5              2           -
-----------   -------------   ---------------   ----------   ------------   ---------

          3              15                22           55             25           9
-----------   -------------   ---------------   ----------   ------------   ---------

$    76,837   $     298,349   $       470,108   $1,116,969   $    475,836   $ 175,795
===========   =============   ===============   ==========   ============   =========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                       MANAGED         MANAGED      MANAGED
                                                      ALLOCATION     ALLOCATION    ALLOCATION
                                                        SERIES:        SERIES:      SERIES:
                                      LARGE CAP       AGGRESSIVE    CONSERVATIVE    MODERATE
                                      PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO
                                     -----------    -------------   ------------  -----------
ASSETS:
   Investments at market value:      $   567,711    $      36,877   $      2,025   $  122,992

   Receivables:
     Dividends ...................             -                -              -            -
                                     -----------    -------------   ------------   ----------

       Total Assets ..............       567,711           36,877          2,025      122,992
                                     -----------    -------------   ------------   ----------

LIABILITIES:
   Payables:
     Insurance charges ...........            27                1              -            5
     Administrative fees .........             2                -              -            -
                                     -----------    -------------   ------------   ----------

       Total Liabilities .........            29                1              -            5
                                     -----------    -------------   ------------   ----------

NET ASSETS:                          $   567,682    $      36,876   $      2,025   $  122,987
                                     ===========    =============   ============   ==========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

  MERCURY                                                      MONDRIAN
 LARGE CAP     MFS MID CAP       MFS TOTAL                   INTERNATIONAL    PIONEER
   CORE           GROWTH          RETURN        MFS VALUE        STOCK          FUND
 PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
-----------   -------------   ---------------   ----------   -------------   ---------
$   564,008   $     289,208   $     2,693,916   $  225,864   $     360,300   $  52,791

          -               -                 -            -               -           -
-----------   -------------   ---------------   ----------   -------------   ---------

    564,008         289,208         2,693,916      225,864         360,300      52,791
-----------   -------------   ---------------   ----------   -------------   ---------

         27              14               125           11              17           3
          3               1                11            1               2           -
-----------   -------------   ---------------   ----------   -------------   ---------

         30              15               136           12              19           3
-----------   -------------   ---------------   ----------   -------------   ---------

$   563,978   $     289,193   $     2,693,780   $  225,852   $     360,281   $  52,788
===========   =============   ===============   ==========   =============   =========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                  STYLE FOCUS
                                                       PIONEER                      SERIES:
                                     PIONEER MID      STRATEGIC      STRATEGIC     SMALL CAP
                                      CAP VALUE         INCOME        EQUITY         GROWTH
                                      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                     ------------   -------------   -----------   -----------
ASSETS:
   Investments at market value:      $     12,902   $     593,923   $    79,635   $    21,455

   Receivables:
     Dividends ...................              -               -             -             -
                                     ------------   -------------   -----------   -----------

       Total Assets ..............         12,902         593,923        79,635        21,455
                                     ------------   -------------   -----------   -----------

LIABILITIES:
   Payables:
     Insurance charges ...........              1              25             4             1
     Administrative fees .........              -               3             -             -
                                     ------------   -------------   -----------   -----------

       Total Liabilities .........              1              28             4             1
                                     ------------   -------------   -----------   -----------

NET ASSETS:                          $     12,901   $     593,895   $    79,631   $    21,454
                                     ============   =============   ===========   ===========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                               SB
STYLE FOCUS                                ADJUSTABLE
   SERIES:                        U.S.      RATE INCOME      SOCIAL      COMSTOCK
  SMALL CAP     TRAVELERS      GOVERNMENT   PORTFOLIO -    AWARENESS   PORTFOLIO -
    VALUE      QUALITY BOND    SECURITIES     CLASS I        STOCK       CLASS II
  PORTFOLIO     PORTFOLIO       PORTFOLIO      SHARES      PORTFOLIO      SHARES
-----------   -------------   -----------  ------------   ----------   -----------
$    43,456   $     959,700   $   257,285  $    152,229   $  155,941   $   944,098

          -               -             -             -            -             -
-----------   -------------   -----------  ------------   ----------   -----------

     43,456         959,700       257,285       152,229      155,941       944,098
-----------   -------------   -----------  ------------   ----------   -----------

          3              41            12             7            8            45
          -               4             1             1            1             4
-----------   -------------   -----------  ------------   ----------   -----------

          3              45            13             8            9            49
-----------   -------------   -----------  ------------   ----------   -----------

$    43,453   $     959,655   $   257,272  $    152,221   $  155,932   $   944,049
===========   =============   ===========  ============   ==========   ===========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                      DYNAMIC
                                                                      CAPITAL
                                     ENTERPRISE     CONTRAFUND(R)   APPRECIATION     MID CAP
                                     PORTFOLIO -     PORTFOLIO -    PORTFOLIO -    PORTFOLIO -
                                      CLASS II        SERVICE         SERVICE        SERVICE
                                       SHARES         CLASS 2         CLASS 2        CLASS 2
                                     -----------   --------------   ------------   -----------
ASSETS:
   Investments at market value:      $    29,660   $    1,823,730   $    162,477   $ 2,216,864

   Receivables:
     Dividends ...................             -                -              -             -
                                     -----------   --------------   ------------   -----------

       Total Assets ..............        29,660        1,823,730        162,477     2,216,864
                                     -----------   --------------   ------------   -----------

Liabilities:
   Payables:
     Insurance charges ...........             1               85              8           104
     Administrative fees .........             -                7              1             9
                                     -----------   --------------   ------------   -----------

       Total Liabilities .........             1               92              9           113
                                     -----------   --------------   ------------   -----------

Net Assets:                          $    29,659   $    1,823,638   $    162,468   $ 2,216,751
                                     ===========   ==============   ============   ===========

                        See Notes to Financial Statements

                       This page intentionally left blank.

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                           CAPITAL
                                                        APPRECIATION        HIGH YIELD          MANAGED            MONEY MARKET
                                                            FUND            BOND TRUST        ASSETS TRUST          PORTFOLIO
                                                      ----------------   ---------------   ------------------   -----------------
INVESTMENT INCOME:
  Dividends .......................................   $              -   $            18   $               45   $          39,239
                                                      ----------------   ---------------   ------------------   -----------------

EXPENSES:
  Insurance charges ...............................              3,297             6,111                4,490              23,197
  Administrative fees .............................                299               552                  419               2,058
                                                      ----------------   ---------------   ------------------   -----------------

    Total expenses ................................              3,596             6,663                4,909              25,255
                                                      ----------------   ---------------   ------------------   -----------------

      Net investment income (loss) ................             (3,596)           (6,645)              (4,864)             13,984
                                                      ----------------   ---------------   ------------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ....................                  -                 -                1,750                   -
    Realized gain (loss) on sale of investments ...              2,333              (600)                 711                   -
                                                      ----------------   ---------------   ------------------   -----------------

      Realized gain (loss) ........................              2,333              (600)               2,461                   -
                                                      ----------------   ---------------   ------------------   -----------------

    Change in unrealized gain (loss)
      on investments ..............................             34,710             7,076               12,370                   -
                                                      ----------------   ---------------   ------------------   -----------------

  Net increase (decrease) in net assets
    resulting from operations .....................   $         33,447   $          (169)  $            9,967   $          13,984
                                                      ================   ===============   ==================   =================

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

    AIM V.I.          AIM V.I.                                GLOBAL
     CAPITAL           MID CAP         ALLIANCEBERNSTEIN      GROWTH                          GROWTH-INCOME
  APPRECIATION      CORE EQUITY        LARGE-CAP GROWTH        FUND -        GROWTH FUND          FUND -
     FUND -            FUND -             PORTFOLIO -         CLASS 2         - CLASS 2          CLASS 2
   SERIES II         SERIES II             CLASS B             SHARES           SHARES            SHARES
---------------   ----------------   -------------------   -------------   ---------------   ---------------
$             -   $          1,403   $                 -   $      14,830   $        56,220   $       120,976
---------------   ----------------   -------------------   -------------   ---------------   ---------------

          7,822              5,864                   852          36,730           130,455           146,890
            670                515                    77           3,231            11,316            12,762
---------------   ----------------   -------------------   -------------   ---------------   ---------------

          8,492              6,379                   929          39,961           141,771           159,652
---------------   ----------------   -------------------   -------------   ---------------   ---------------

         (8,492)            (4,976)                 (929)        (25,131)          (85,551)          (38,676)
---------------   ----------------   -------------------   -------------   ---------------   ---------------

              -             15,257                     -               -                 -            34,849
          3,566                413                   113          44,918            73,833            35,519
---------------   ----------------   -------------------   -------------   ---------------   ---------------

          3,566             15,670                   113          44,918            73,833            70,368
---------------   ----------------   -------------------   -------------   ---------------   ---------------

         38,974             10,402                 7,321         248,042         1,093,890           341,271
---------------   ----------------   -------------------   -------------   ---------------   ---------------

$        34,048   $         21,096   $             6,505   $     267,829   $     1,082,172   $       372,963
===============   ================   ===================   =============   ===============   ===============

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                          DREYFUS VIF -      DREYFUS VIF -           MERCURY
                                                        DELAWARE VIP       APPRECIATION        DEVELOPING             GLOBAL
                                                         REIT SERIES        PORTFOLIO -         LEADERS             ALLOCATION
                                                         - STANDARD           INITIAL         PORTFOLIO -          V.I. FUND -
                                                            CLASS             SHARES         INITIAL SHARES         CLASS III
                                                      ----------------   ---------------   ------------------   -----------------
INVESTMENT INCOME:
  Dividends .......................................   $         31,411   $            23   $                -   $          26,390
                                                      ----------------   ---------------   ------------------   -----------------

EXPENSES:
  Insurance charges ...............................             31,514             2,746                6,684              16,664
  Administrative fees .............................              2,685               240                  623               1,419
                                                      ----------------   ---------------   ------------------   -----------------

    Total expenses ................................             34,199             2,986                7,307              18,083
                                                      ----------------   ---------------   ------------------   -----------------

      Net investment income (loss) ................             (2,788)           (2,963)              (7,307)              8,307
                                                      ----------------   ---------------   ------------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ....................             95,192                 -                    -                   -
    Realized gain (loss) on sale of investments ...             12,726               511                4,218               2,216
                                                      ----------------   ---------------   ------------------   -----------------

      Realized gain (loss) ........................            107,918               511                4,218               2,216
                                                      ----------------   ---------------   ------------------   -----------------

    Change in unrealized gain (loss)
      on investments ..............................             (5,617)            6,184               27,428              69,199
                                                      ----------------   ---------------   ------------------   -----------------

  Net increase (decrease) in net assets
    resulting from operations .....................   $         99,513   $         3,732   $           24,339   $          79,722
                                                      ================   ===============   ==================   =================

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                      FRANKLIN                                                TEMPLETON
                       RISING                                  MUTUAL         DEVELOPING        TEMPLETON
    MERCURY          DIVIDENDS             FRANKLIN            SHARES          MARKETS           FOREIGN
     VALUE           SECURITIES         SMALL-MID CAP        SECURITIES       SECURITIES       SECURITIES
  OPPORTUNITIES        FUND -         GROWTH SECURITIES        FUND -           FUND -           FUND -
  V.I. FUND -         CLASS 2           FUND - CLASS 2         CLASS 2         CLASS 2           CLASS 2
   CLASS III           SHARES               SHARES             SHARES           SHARES           SHARES
---------------   ----------------   -------------------   -------------   ---------------   ---------------
$         4,334   $         17,069   $                 -   $       7,850   $         5,060   $        11,800
---------------   ----------------   -------------------   -------------   ---------------   ---------------

         10,104             33,046                10,570          15,632             7,211            16,609
            907              2,913                   959           1,347               643             1,542
---------------   ----------------   -------------------   -------------   ---------------   ---------------

         11,011             35,959                11,529          16,979             7,854            18,151
---------------   ----------------   -------------------   -------------   ---------------   ---------------

         (6,677)           (18,890)              (11,529)         (9,129)           (2,794)           (6,351)
---------------   ----------------   -------------------   -------------   ---------------   ---------------

        277,215             11,642                     -           2,941                 -                 -
         (5,978)             2,509                 2,683           6,078             9,859            10,219
---------------   ----------------   -------------------   -------------   ---------------   ---------------

        271,237             14,151                 2,683           9,019             9,859            10,219
---------------   ----------------   -------------------   -------------   ---------------   ---------------

       (209,698)            47,788                31,351          83,770            99,895            92,621
---------------   ----------------   -------------------   -------------   ---------------   ---------------

$        54,862   $         43,049   $            22,505   $      83,660   $       106,960   $        96,489
===============   ================   ===================   =============   ===============   ===============

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                     SALOMON
                                                                                                SALOMON              BROTHERS
                                                          TEMPLETON                             BROTHERS             VARIABLE
                                                           GROWTH          EQUITY INDEX         VARIABLE            AGGRESSIVE
                                                         SECURITIES         PORTFOLIO -        AGGRESSIVE         GROWTH FUND -
                                                        FUND - CLASS         CLASS II        GROWTH FUND -           CLASS II
                                                          2 SHARES            SHARES         CLASS I SHARES           SHARES
                                                      ----------------   ---------------   ------------------   -----------------
INVESTMENT INCOME:
  Dividends .......................................   $          8,291   $        23,269   $                -   $               -
                                                      ----------------   ---------------   ------------------   -----------------

EXPENSES:
  Insurance charges ...............................             14,445            30,484                7,242              19,646
  Administrative fees .............................              1,266             2,601                  660               1,689
                                                      ----------------   ---------------   ------------------   -----------------

    Total expenses ................................             15,711            33,085                7,902              21,335
                                                      ----------------   ---------------   ------------------   -----------------

      Net investment income (loss) ................             (7,420)           (9,816)              (7,902)            (21,335)
                                                      ----------------   ---------------   ------------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ....................                  -                 -                    -                   -
    Realized gain (loss) on sale of investments ...             14,002            10,103                1,196               7,392
                                                      ----------------   ---------------   ------------------   -----------------

      Realized gain (loss) ........................             14,002            10,103                1,196               7,392
                                                      ----------------   ---------------   ------------------   -----------------

    Change in unrealized gain (loss)
      on investments ..............................             53,874            43,874               47,652             112,227
                                                      ----------------   ---------------   ------------------   -----------------

  Net increase (decrease) in net assets
    resulting from operations .....................   $         60,456   $        44,161   $           40,946   $          98,284
                                                      ================   ===============   ==================   =================

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

    SALOMON
    BROTHERS
    VARIABLE                                                  GLOBAL          WORLDWIDE
    GROWTH &          BALANCED           GLOBAL LIFE         TECHNOLOGY         GROWTH           LAZARD
  INCOME FUND       PORTFOLIO -            SCIENCES          PORTFOLIO       PORTFOLIO -       RETIREMENT
   - CLASS I          SERVICE            PORTFOLIO -         - SERVICE         SERVICE          SMALL CAP
     SHARES            SHARES           SERVICE SHARES         SHARES           SHARES          PORTFOLIO
---------------   ----------------   -------------------   -------------   ---------------   ---------------
$           345   $          1,480   $                 -   $           -   $           217   $             -
---------------   ----------------   -------------------   -------------   ---------------   ---------------

          1,136              1,192                   568             864               297             8,317
            126                113                    55              82                26               699
---------------   ----------------   -------------------   -------------   ---------------   ---------------

          1,262              1,305                   623             946               323             9,016
---------------   ----------------   -------------------   -------------   ---------------   ---------------

           (917)               175                  (623)           (946)             (106)           (9,016)
---------------   ----------------   -------------------   -------------   ---------------   ---------------

              -                  -                     -               -                 -            37,625
            332              1,192                    83             115                12               859
---------------   ----------------   -------------------   -------------   ---------------   ---------------

            332              1,192                    83             115                12            38,484
---------------   ----------------   -------------------   -------------   ---------------   ---------------

          3,032              2,300                 4,276           6,004               754           (16,711)
---------------   ----------------   -------------------   -------------   ---------------   ---------------

$         2,447   $          3,667   $             3,736   $       5,173   $           660   $        12,757
===============   ================   ===================   =============   ===============   ===============

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                               OPPENHEIMER         OPPENHEIMER
                                                                                                 CAPITAL              GLOBAL
                                                         GROWTH AND          MID-CAP          APPRECIATION          SECURITIES
                                                           INCOME             VALUE             FUND/VA -           FUND/VA -
                                                         PORTFOLIO          PORTFOLIO        SERVICE SHARES       SERVICE SHARES
                                                      ----------------   ---------------   ------------------   -----------------
INVESTMENT INCOME:
  Dividends .......................................   $         16,012   $         6,489   $            4,750   $           7,623
                                                      ----------------   ---------------   ------------------   -----------------

EXPENSES:
  Insurance charges ...............................             23,906            21,203               11,094              16,156
  Administrative fees .............................              2,045             1,824                1,056               1,476
                                                      ----------------   ---------------   ------------------   -----------------

    Total expenses ................................             25,951            23,027               12,150              17,632
                                                      ----------------   ---------------   ------------------   -----------------

      Net investment income (loss) ................             (9,939)          (16,538)              (7,400)            (10,009)
                                                      ----------------   ---------------   ------------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ....................             97,830            88,662                    -                   -
    Realized gain (loss) on sale of investments ...              2,485             6,412                2,365               4,377
                                                      ----------------   ---------------   ------------------   -----------------

      Realized gain (loss) ........................            100,315            95,074                2,365               4,377
                                                      ----------------   ---------------   ------------------   -----------------

    Change in unrealized gain (loss)
      on investments ..............................            (55,070)            5,677               32,265             141,543
                                                      ----------------   ---------------   ------------------   -----------------

  Net increase (decrease) in net assets
    resulting from operations .....................   $         35,306   $        84,213   $           27,230   $         135,911
                                                      ================   ===============   ==================   =================

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                             PIONEER           PIONEER          PIONEER
  OPPENHEIMER                                                 AMPAC            AMERICA          BALANCED
  MAIN STREET       REAL RETURN         TOTAL RETURN         GROWTH           INCOME VCT           VCT
   FUND/VA -        PORTFOLIO -         PORTFOLIO -            VCT            PORTFOLIO -      PORTFOLIO -
    SERVICE        ADMINISTRATIVE      ADMINISTRATIVE        PORTFOLIO         CLASS II          CLASS II
     SHARES            CLASS               CLASS             - CLASS II         SHARES            SHARES
---------------   ----------------   -------------------   -------------   ---------------   ---------------
$           908   $         23,953   $            81,492   $         280   $        34,292   $         6,600
---------------   ----------------   -------------------   -------------   ---------------   ---------------

          3,159             13,637                39,154           1,304            13,350             6,447
            285              1,236                 3,548             113             1,152               570
---------------   ----------------   -------------------   -------------   ---------------   ---------------

          3,444             14,873                42,702           1,417            14,502             7,017
---------------   ----------------   -------------------   -------------   ---------------   ---------------

         (2,536)             9,080                38,790          (1,137)           19,790              (417)
---------------   ----------------   -------------------   -------------   ---------------   ---------------

              -             11,721                37,375               -                 -                 -
            426              1,451                (3,229)            742              (418)            2,295
---------------   ----------------   -------------------   -------------   ---------------   ---------------

            426             13,172                34,146             742              (418)            2,295
---------------   ----------------   -------------------   -------------   ---------------   ---------------

         14,848            (18,219)              (60,395)            285           (20,276)            5,190
---------------   ----------------   -------------------   -------------   ---------------   ---------------

$        12,738   $          4,033   $            12,541   $        (110)  $          (904)  $         7,068
===============   ================   ===================   =============   ===============   ===============

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                             PIONEER
                                                           PIONEER          EMERGING                                 PIONEER
                                                         CULLEN VALUE      MARKETS VCT       PIONEER EQUITY         EUROPE VCT
                                                        VCT PORTFOLIO      PORTFOLIO -         INCOME VCT          PORTFOLIO -
                                                          - CLASS II        CLASS II           PORTFOLIO -           CLASS II
                                                            SHARES           SHARES          CLASS II SHARES          SHARES
                                                      ----------------   ---------------   ------------------   -----------------
INVESTMENT INCOME:
  Dividends .......................................   $              -   $         2,028   $           30,275   $             316
                                                      ----------------   ---------------   ------------------   -----------------

EXPENSES:
  Insurance charges ...............................              1,169             7,421               24,045               1,021
  Administrative fees .............................                103               642                2,101                  94
                                                      ----------------   ---------------   ------------------   -----------------

    Total expenses ................................              1,272             8,063               26,146               1,115
                                                      ----------------   ---------------   ------------------   -----------------

      Net investment income (loss) ................             (1,272)           (6,035)               4,129                (799)
                                                      ----------------   ---------------   ------------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ....................                  -                 -                    -                   -
    Realized gain (loss) on sale of investments ...                 27            18,629                5,744                 441
                                                      ----------------   ---------------   ------------------   -----------------

      Realized gain (loss) ........................                 27            18,629                5,744                 441
                                                      ----------------   ---------------   ------------------   -----------------

    Change in unrealized gain (loss)
      on investments ..............................             10,791           123,783               43,827               4,500
                                                      ----------------   ---------------   ------------------   -----------------

  Net increase (decrease) in net assets
    resulting from operations .....................   $          9,546   $       136,377   $           53,700   $           4,142
                                                      ================   ===============   ==================   =================

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                               PIONEER          PIONEER
                                                                              IBBOTSON          IBBOTSON
                       PIONEER             PIONEER            PIONEER         AGGRESSIVE          GROWTH
    PIONEER          GLOBAL HIGH           GROWTH              HIGH           ALLOCATION        ALLOCATION
    FUND VCT          YIELD VCT          SHARES VCT          YIELD VCT            VCT              VCT
  PORTFOLIO -        PORTFOLIO -         PORTFOLIO -         PORTFOLIO        PORTFOLIO -      PORTFOLIO -
    CLASS II           CLASS II           CLASS II            - CLASS          CLASS II          CLASS II
     SHARES             SHARES             SHARES            II SHARES          SHARES            SHARES
---------------   ----------------   -------------------   -------------   ---------------   ---------------
$        16,075   $          1,539   $             1,888   $      79,513   $             -   $             -
---------------   ----------------   -------------------   -------------   ---------------   ---------------

         23,881                348                 5,293          26,397                96             6,038
          2,077                 35                   474           2,276                 9               527
---------------   ----------------   -------------------   -------------   ---------------   ---------------

         25,958                383                 5,767          28,673               105             6,565
---------------   ----------------   -------------------   -------------   ---------------   ---------------

         (9,883)             1,156                (3,879)         50,840              (105)           (6,565)
---------------   ----------------   -------------------   -------------   ---------------   ---------------

              -                  -                     -          53,964                 -                 -
          9,923                 (2)                2,297         (11,014)                3                97
---------------   ----------------   -------------------   -------------   ---------------   ---------------

          9,923                 (2)                2,297          42,950                 3                97
---------------   ----------------   -------------------   -------------   ---------------   ---------------

         59,735                107                 8,004         (90,044)              603            47,692
---------------   ----------------   -------------------   -------------   ---------------   ---------------

$        59,775   $          1,261   $             6,422   $       3,746   $           501   $        41,224
===============   ================   ===================   =============   ===============   ===============

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                           PIONEER
                                                           IBBOTSON          PIONEER                               PIONEER OAK
                                                           MODERATE       INTERNATIONAL                            RIDGE LARGE
                                                          ALLOCATION        VALUE VCT          PIONEER MID          CAP GROWTH
                                                        VCT PORTFOLIO      PORTFOLIO -        CAP VALUE VCT       VCT PORTFOLIO
                                                          - CLASS II        CLASS II           PORTFOLIO -          - CLASS II
                                                            SHARES           SHARES          CLASS II SHARES          SHARES
                                                      ----------------   ---------------   ------------------   -----------------
INVESTMENT INCOME:
  Dividends .......................................   $              -   $           153   $            2,774   $             678
                                                      ----------------   ---------------   ------------------   -----------------

EXPENSES:
  Insurance charges ...............................              4,426             4,406               21,571               8,246
  Administrative fees .............................                367               386                1,979                 795
                                                      ----------------   ---------------   ------------------   -----------------

    Total expenses ................................              4,793             4,792               23,550               9,041
                                                      ----------------   ---------------   ------------------   -----------------

      Net investment income (loss) ................             (4,793)           (4,639)             (20,776)             (8,363)
                                                      ----------------   ---------------   ------------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ....................                  -                 -               79,473                   -
    Realized gain (loss) on sale of investments ...             11,724             1,551               13,359               2,114
                                                      ----------------   ---------------   ------------------   -----------------

      Realized gain (loss) ........................             11,724             1,551               92,832               2,114
                                                      ----------------   ---------------   ------------------   -----------------

    Change in unrealized gain (loss)
      on investments ..............................             15,687            44,490                7,134              55,131
                                                      ----------------   ---------------   ------------------   -----------------

  Net increase (decrease) in net assets
    resulting from operations .....................   $         22,618   $        41,402   $           79,190   $          48,882
                                                      ================   ===============   ==================   =================

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                             PIONEER
    PIONEER                                PIONEER            SMALL           PIONEER
  REAL ESTATE       PIONEER SMALL         SMALL CAP          COMPANY          STRATEGIC          PIONEER
   SHARES VCT        AND MID CAP          VALUE VCT            VCT           INCOME VCT         VALUE VCT
  PORTFOLIO -         GROWTH VCT         PORTFOLIO -         PORTFOLIO       PORTFOLIO -       PORTFOLIO -
    CLASS II         PORTFOLIO -          CLASS II           - CLASS          CLASS II           CLASS II
     SHARES            CLASS II            SHARES            II SHARES         SHARES             SHARES
---------------   ----------------   -------------------   -------------   ---------------   ---------------
$        29,254   $              -   $                 -   $           -   $        86,740   $           517
---------------   ----------------   -------------------   -------------   ---------------   ---------------

         16,132              3,696                 7,448           1,834            26,866            10,120
          1,388                338                   650             153             2,331               867
---------------   ----------------   -------------------   -------------   ---------------   ---------------

         17,520              4,034                 8,098           1,987            29,197            10,987
---------------   ----------------   -------------------   -------------   ---------------   ---------------

         11,734             (4,034)               (8,098)         (1,987)           57,543           (10,470)
---------------   ----------------   -------------------   -------------   ---------------   ---------------

         34,241                  -                13,932          10,694            22,354             3,913
         15,549              1,042                 4,724             603             4,045             1,817
---------------   ----------------   -------------------   -------------   ---------------   ---------------

         49,790              1,042                18,656          11,297            26,399             5,730
---------------   ----------------   -------------------   -------------   ---------------   ---------------

         72,074             12,798                26,355          (9,468)          (72,712)           22,552
---------------   ----------------   -------------------   -------------   ---------------   ---------------

$       133,598   $          9,806   $            36,913   $        (158)  $        11,230   $        17,812
===============   ================   ===================   =============   ===============   ===============

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          PUTNAM VT          PUTNAM VT
                                                        INTERNATIONAL        SMALL CAP
                                                        EQUITY FUND -      VALUE FUND -
                                                           CLASS IB          CLASS IB        ALL CAP FUND -         INVESTORS
                                                            SHARES            SHARES             CLASS I          FUND - CLASS I
                                                      ----------------   ---------------   ------------------   -----------------
INVESTMENT INCOME:
  Dividends .......................................   $          1,008   $           698   $            3,679   $           5,348
                                                      ----------------   ---------------   ------------------   -----------------

EXPENSES:
  Insurance charges ...............................              1,183             8,031                6,466               6,708
  Administrative fees .............................                105               729                  584                 618
                                                      ----------------   ---------------   ------------------   -----------------

    Total expenses ................................              1,288             8,760                7,050               7,326
                                                      ----------------   ---------------   ------------------   -----------------

      Net investment income (loss) ................               (280)           (8,062)              (3,371)             (1,978)
                                                      ----------------   ---------------   ------------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ....................                  -            22,653                  303                   -
    Realized gain (loss) on sale of investments ...                754             4,463                1,422               3,543
                                                      ----------------   ---------------   ------------------   -----------------

      Realized gain (loss) ........................                754            27,116                1,725               3,543
                                                      ----------------   ---------------   ------------------   -----------------

    Change in unrealized gain (loss)
      on investments ..............................              6,495             5,802               (1,351)             18,392
                                                      ----------------   ---------------   ------------------   -----------------

  Net increase (decrease) in net assets
    resulting from operations .....................   $          6,969   $        24,856   $           (2,997)  $          19,957
                                                      ================   ===============   ==================   =================

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                       SALOMON
                      BROTHERS                                 TOTAL
   LARGE CAP        VARIABLE ALL         SMALL CAP             RETURN         AIM CAPITAL      CONVERTIBLE
 GROWTH FUND -       CAP FUND -        GROWTH FUND -           FUND -        APPRECIATION       SECURITIES
    CLASS I           CLASS II            CLASS I             CLASS II         PORTFOLIO         PORTFOLIO
---------------   ----------------   ------------------    -------------   ---------------   ---------------
$            78   $            306   $                -    $      11,004   $           161   $         7,744
---------------   ----------------   ------------------    -------------   ---------------   ---------------

          7,731                180               17,044            9,532             1,043             4,342
            728                 19                1,422              836                96               392
---------------   ----------------   ------------------    -------------   ---------------   ---------------

          8,459                199               18,466           10,368             1,139             4,734
---------------   ----------------   ------------------    -------------   ---------------   ---------------

         (8,381)               107              (18,466)             636              (978)            3,010
---------------   ----------------   ------------------    -------------   ---------------   ---------------

              -                 36               84,515            4,043                 -             5,351
          6,719                 11                6,585              301               312              (315)
---------------   ----------------   ------------------    -------------   ---------------   ---------------

          6,719                 47               91,100            4,344               312             5,036
---------------   ----------------   ------------------    -------------   ---------------   ---------------

         22,750              1,190              (35,144)           5,096             6,350           (10,177)
---------------   ----------------   ------------------    -------------   ---------------   ---------------

$        21,088   $          1,344   $           37,490    $      10,076   $         5,684   $        (2,131)
===============   ================   ==================    =============   ===============   ===============

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         DISCIPLINED         EQUITY                                 FEDERATED
                                                        MID CAP STOCK        INCOME          FEDERATED HIGH           STOCK
                                                          PORTFOLIO         PORTFOLIO        YIELD PORTFOLIO        PORTFOLIO
                                                      ----------------   ---------------   ------------------   -----------------
INVESTMENT INCOME:
  Dividends .......................................   $              -   $             -   $                -   $               -
                                                      ----------------   ---------------   ------------------   -----------------

EXPENSES:
  Insurance charges ...............................              6,971            16,592                7,925               3,840
  Administrative fees .............................                659             1,513                  685                 324
                                                      ----------------   ---------------   ------------------   -----------------

    Total expenses ................................              7,630            18,105                8,610               4,164
                                                      ----------------   ---------------   ------------------   -----------------

      Net investment income (loss) ................             (7,630)          (18,105)              (8,610)             (4,164)
                                                      ----------------   ---------------   ------------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ....................              4,966            13,694                    -                   -
    Realized gain (loss) on sale of investments ...              2,571               726               (5,087)              7,681
                                                      ----------------   ---------------   ------------------   -----------------

      Realized gain (loss) ........................              7,537            14,420               (5,087)              7,681
                                                      ----------------   ---------------   ------------------   -----------------

    Change in unrealized gain (loss)
      on investments ..............................             44,888            27,744               12,369               5,151
                                                      ----------------   ---------------   ------------------   -----------------

  Net increase (decrease) in net assets
    resulting from operations .....................   $         44,795   $        24,059   $           (1,328)  $           8,668
                                                      ================   ===============   ==================   =================

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                      MANAGED              MANAGED            MANAGED
                     ALLOCATION          ALLOCATION         ALLOCATION         MERCURY             MFS
                      SERIES:              SERIES:            SERIES:         LARGE CAP          EMERGING
   LARGE CAP         AGGRESSIVE         CONSERVATIVE          MODERATE          CORE              GROWTH
   PORTFOLIO         PORTFOLIO            PORTFOLIO          PORTFOLIO        PORTFOLIO         PORTFOLIO
---------------   ----------------   -------------------   -------------   ---------------   ---------------
$             -   $              -   $                11   $         589   $             -   $             -
---------------   ----------------   -------------------   -------------   ---------------   ---------------

          9,178                172                     9             457             8,886               242
            812                 17                     1              50               765                22
---------------   ----------------   -------------------   -------------   ---------------   ---------------

          9,990                189                    10             507             9,651               264
---------------   ----------------   -------------------   -------------   ---------------   ---------------

         (9,990)              (189)                    1              82            (9,651)             (264)
---------------   ----------------   -------------------   -------------   ---------------   ---------------

              -                 36                     4              95                 -                 -
          7,298                  4                     -               5             7,362             9,508
---------------   ----------------   -------------------   -------------   ---------------   ---------------

          7,298                 40                     4             100             7,362             9,508
---------------   ----------------   -------------------   -------------   ---------------   ---------------

         41,340              1,460                    20           2,412            50,912           (11,879)
---------------   ----------------   -------------------   -------------   ---------------   ---------------

$        38,648   $          1,311   $                25   $       2,594   $        48,623   $        (2,635)
===============   ================   ===================   =============   ===============   ===============

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                     MONDRIAN
                                                         MFS MID CAP        MFS TOTAL                             INTERNATIONAL
                                                            GROWTH           RETURN             MFS VALUE             STOCK
                                                          PORTFOLIO         PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                      ----------------   ---------------   ------------------   -----------------
INVESTMENT INCOME:
  Dividends .......................................   $              -   $        57,631   $            2,521   $             172
                                                      ----------------   ---------------   ------------------   -----------------

EXPENSES:
  Insurance charges ...............................              4,957            39,279                2,273               5,646
  Administrative fees .............................                430             3,490                  200                 480
                                                      ----------------   ---------------   ------------------   -----------------

    Total expenses ................................              5,387            42,769                2,473               6,126
                                                      ----------------   ---------------   ------------------   -----------------

      Net investment income (loss) ................             (5,387)           14,862                   48              (5,954)
                                                      ----------------   ---------------   ------------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ....................                  -           125,192                8,863                   -
    Realized gain (loss) on sale of investments ...              4,401             8,413                  160               1,822
                                                      ----------------   ---------------   ------------------   -----------------

      Realized gain (loss) ........................              4,401           133,605                9,023               1,822
                                                      ----------------   ---------------   ------------------   -----------------

    Change in unrealized gain (loss)
      on investments ..............................              7,587          (120,123)              (2,646)             30,665
                                                      ----------------   ---------------   ------------------   -----------------

  Net increase (decrease) in net assets
    resulting from operations .....................   $          6,601   $        28,344   $            6,425   $          26,533
                                                      ================   ===============   ==================   =================

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                             STYLE FOCUS       STYLE FOCUS
                                           PIONEER                             SERIES:           SERIES:
    PIONEER          PIONEER MID          STRATEGIC          STRATEGIC        SMALL CAP         SMALL CAP
      FUND            CAP VALUE            INCOME              EQUITY          GROWTH             VALUE
   PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO        PORTFOLIO         PORTFOLIO
---------------   ----------------   -------------------   -------------   ---------------   ---------------
$             -   $             28   $            23,974   $         476   $             -   $           174
---------------   ----------------   -------------------   -------------   ---------------   ---------------

            704                 57                 7,016           1,201               137               227
             59                  5                   703             103                11                18
---------------   ----------------   -------------------   -------------   ---------------   ---------------

            763                 62                 7,719           1,304               148               245
---------------   ----------------   -------------------   -------------   ---------------   ---------------

           (763)               (34)               16,255            (828)             (148)              (71)
---------------   ----------------   -------------------   -------------   ---------------   ---------------

              -                212                     -               -               382               464
             45                  -                  (472)            574                (1)               (1)
---------------   ----------------   -------------------   -------------   ---------------   ---------------

             45                212                  (472)            574               381               463
---------------   ----------------   -------------------   -------------   ---------------   ---------------

          2,977                203                (6,062)          1,049               (60)             (152)
---------------   ----------------   -------------------   -------------   ---------------   ---------------

$         2,259   $            381   $             9,721   $         795   $           173   $           240
===============   ================   ===================   =============   ===============   ===============

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                               U.S.           SB ADJUSTABLE           SOCIAL
                                                         TRAVELERS          GOVERNMENT         RATE INCOME          AWARENESS
                                                        QUALITY BOND        SECURITIES         PORTFOLIO -            STOCK
                                                         PORTFOLIO           PORTFOLIO       CLASS I SHARES         PORTFOLIO
                                                      ----------------   ---------------   ------------------   -----------------
INVESTMENT INCOME:
  Dividends .......................................   $              -   $             -   $            4,547   $           1,094
                                                      ----------------   ---------------   ------------------   -----------------

EXPENSES:
  Insurance charges ...............................             13,959             2,874                1,490                 816
  Administrative fees .............................              1,323               263                  127                  69
                                                      ----------------   ---------------   ------------------   -----------------

    Total expenses ................................             15,282             3,137                1,617                 885
                                                      ----------------   ---------------   ------------------   -----------------

      Net investment income (loss) ................            (15,282)           (3,137)               2,930                 209
                                                      ----------------   ---------------   ------------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ....................                  -               142                    -                   -
    Realized gain (loss) on sale of investments ...             (6,398)             (164)                  14                  46
                                                      ----------------   ---------------   ------------------   -----------------

      Realized gain (loss) ........................             (6,398)              (22)                  14                  46
                                                      ----------------   ---------------   ------------------   -----------------

    Change in unrealized gain (loss)
      on investments ..............................             20,997             7,321               (2,473)              2,450
                                                      ----------------   ---------------   ------------------   -----------------

  Net increase (decrease) in net assets
    resulting from operations .....................   $           (683)  $         4,162   $              471   $           2,705
                                                      ================   ===============   ==================   =================

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                              DYNAMIC
                                                              CAPITAL
    COMSTOCK         ENTERPRISE         CONTRAFUND(R)      APPRECIATION        MID CAP
  PORTFOLIO -       PORTFOLIO -         PORTFOLIO -         PORTFOLIO -      PORTFOLIO -
    CLASS II          CLASS II            SERVICE             SERVICE          SERVICE
     SHARES            SHARES             CLASS 2             CLASS 2          CLASS 2
---------------   ----------------   -------------------   -------------   ---------------
$         5,859   $            132   $             1,217   $           -   $             -
---------------   ----------------   -------------------   -------------   ---------------

         12,694                506                22,623           2,658            26,927
          1,097                 42                 1,978             216             2,371
---------------   ----------------   -------------------   -------------   ---------------

         13,791                548                24,601           2,874            29,298
---------------   ----------------   -------------------   -------------   ---------------

         (7,932)              (416)              (23,384)         (2,874)          (29,298)
---------------   ----------------   -------------------   -------------   ---------------

         20,288                  -                   174               -            20,051
          1,755                 17                19,827             621            12,554
---------------   ----------------   -------------------   -------------   ---------------

         22,043                 17                20,001             621            32,605
---------------   ----------------   -------------------   -------------   ---------------

          9,445              2,024               201,796          27,389           254,834
---------------   ----------------   -------------------   -------------   ---------------

$        23,556   $          1,625   $           198,413   $      25,136   $       258,141
===============   ================   ===================   =============   ===============

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                               CAPITAL APPRECIATION FUND        HIGH YIELD BOND TRUST         MANAGED ASSETS TRUST
                                               -------------------------     ---------------------------     ----------------------
                                                  2005           2004            2005           2004            2005         2004
                                               ---------     -----------     -----------     -----------     ---------    ---------
OPERATIONS:
  Net investment income (loss) .............   $  (3,596)    $    (1,262)    $    (6,645)    $    16,093     $  (4,864)   $   2,279
  Realized gain (loss) .....................       2,333              76            (600)            (65)        2,461        1,230
  Change in unrealized gain (loss)
    on investments .........................      34,710          23,422           7,076         (11,354)       12,370        5,207
                                               ---------     -----------     -----------     -----------     ---------    ---------

    Net increase (decrease) in net assets
      resulting from operations ............      33,447          22,236            (169)          4,674         9,967        8,716
                                               ---------     -----------     -----------     -----------     ---------    ---------

UNIT TRANSACTIONS:
  Participant purchase payments ............      86,083          92,090         179,939         233,102       237,592      110,616
  Participant transfers from other
    funding options ........................      13,559          13,470          67,128          19,426        41,518       26,358
  Administrative charges ...................         (97)            (21)            (25)             (1)          (30)           -
  Contract surrenders ......................           -               -          (8,051)         (1,490)       (7,335)        (361)
  Participant transfers to other
    funding options ........................      (8,134)            (25)         (7,569)              -       (21,305)      (1,150)
  Other receipts/(payments) ................           -               -               -               -             -            -
                                               ---------     -----------     -----------     -----------     ---------    ---------

    Net increase (decrease) in net assets
      resulting from unit transactions .....      91,411         105,514         231,422         251,037       250,440      135,463
                                               ---------     -----------     -----------     -----------     ---------    ---------

    Net increase (decrease) in net assets ..     124,858         127,750         231,253         255,711       260,407      144,179


NET ASSETS:
    Beginning of year ......................     150,513          22,763         255,711               -       144,179            -
                                               ---------     -----------     -----------     -----------     ---------    ---------

    End of year ............................   $ 275,371     $   150,513     $   486,964     $   255,711     $ 404,586    $ 144,179
                                               =========     ===========     ===========     ===========     =========    =========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                    AIM V.I. CAPITAL APPRECIATION    AIM V.I. MID CAP CORE EQUITY      ALLIANCEBERNSTEIN LARGE-CAP
      MONEY MARKET PORTFOLIO              FUND - SERIES II              FUND - SERIES II               GROWTH PORTFOLIO - CLASS B
----------------------------------  -----------------------------  ------------------------------    ------------------------------
      2005              2004            2005           2004              2005           2004             2005             2004
----------------  ----------------  ------------  ---------------  --------------  --------------    ------------    --------------
$         13,984  $         (4,399) $     (8,492) $        (3,468)  $      (4,976) $       (1,603)   $       (929)   $         (609)
               -                 -         3,566             (246)         15,670           9,115             113                22

               -                 -        38,974           28,838          10,402           7,252           7,321             4,333
----------------  ----------------  ------------  ---------------  --------------  --------------    ------------    --------------

          13,984            (4,399)       34,048           25,124          21,096          14,764           6,505             3,746
----------------  ----------------  ------------  ---------------  --------------  --------------    ------------    --------------

         325,791         2,331,409        84,476          265,260         325,825         112,063           1,136            20,711

       1,214,725           199,731        83,623           93,582          17,348          68,174               -                 -
            (144)              (48)          (69)              (7)            (41)            (14)            (11)               (1)
        (255,864)          (28,508)      (27,546)          (2,780)         (1,837)         (2,396)              -                 -

      (1,830,653)       (1,126,547)      (14,816)         (35,136)         (3,971)           (410)              -                 -
         (17,168)          (24,386)            -                -               -               -               -                 -
----------------  ----------------  ------------  ---------------  --------------  --------------    ------------    --------------

        (563,313)        1,351,651       125,668          320,919         337,324         177,417           1,125            20,710
----------------  ----------------  ------------  ---------------  --------------  --------------    ------------    --------------

        (549,329)        1,347,252       159,716          346,043         358,420         192,181           7,630            24,456

       1,535,822           188,570       387,125           41,082         212,728          20,547          50,299            25,843
----------------  ----------------  ------------  ---------------  --------------  --------------    ------------    --------------

$        986,493  $      1,535,822  $    546,841  $       387,125  $      571,148  $      212,728    $     57,929    $       50,299
================  ================  ============  ===============  ==============  ==============    ============    ==============

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                              GLOBAL GROWTH FUND - CLASS       GROWTH FUND - CLASS 2         GROWTH-INCOME FUND -
                                                      2 SHARES                         SHARES                   CLASS 2 SHARES
                                              --------------------------   ----------------------------   -------------------------
                                                 2005           2004            2005           2004           2005          2004
                                              -----------   ------------   -------------   ------------   -----------   -----------
OPERATIONS:
  Net investment income (loss) .............  $   (25,131)  $    (15,002)  $     (85,551)  $    (59,710)  $   (38,676)  $   (27,192)
  Realized gain (loss) .....................       44,918          7,310          73,833         12,383        70,368        19,878
  Change in unrealized gain (loss)
    on investments .........................      248,042        184,232       1,093,890        572,108       341,271       492,268
                                              -----------   ------------   -------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ............      267,829        176,540       1,082,172        524,781       372,963       484,954
                                              -----------   ------------   -------------   ------------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ............      447,126        907,260       1,802,493      3,381,225     1,466,586     4,058,495
  Participant transfers from other
    funding options ........................      230,283        347,552         721,028        763,855       826,750     1,155,244
  Administrative charges ...................         (116)           (14)           (444)           (64)         (369)          (57)
  Contract surrenders ......................     (218,208)       (17,413)       (342,496)       (30,875)     (300,288)      (37,509)
  Participant transfers to other
    funding options ........................      (40,242)        (2,914)       (229,635)       (37,554)      (68,118)      (18,642)
  Other receipts/(payments) ................      (57,576)       (30,647)        (64,507)       (26,000)     (108,983)      (59,469)
                                              -----------   ------------   -------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions .....      361,267      1,203,824       1,886,439      4,050,587     1,815,578     5,098,062
                                              -----------   ------------   -------------   ------------   -----------   -----------

    Net increase (decrease) in net assets ..      629,096      1,380,364       2,968,611      4,575,368     2,188,541     5,583,016


NET ASSETS:
    Beginning of year ......................    1,835,523        455,159       6,089,661      1,514,293     7,362,028     1,779,012
                                              -----------   ------------   -------------   ------------   -----------   -----------

    End of year ............................  $ 2,464,619   $  1,835,523   $   9,058,272   $  6,089,661   $ 9,550,569   $ 7,362,028
                                              ===========   ============   =============   ============   ===========   ===========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

DELAWARE VIP REIT SERIES - STANDARD   DREYFUS VIF - APPRECIATION   DREYFUS VIF - DEVELOPING LEADERS  MERCURY GLOBAL ALLOCATION V.I.
             CLASS                    PORTFOLIO - INITIAL SHARES      PORTFOLIO - INITIAL SHARES            FUND - CLASS III
-----------------------------------  ----------------------------  --------------------------------  ------------------------------
      2005              2004             2005           2004             2005             2004            2005           2004
----------------  -----------------  ------------  --------------  ----------------  --------------  --------------  --------------
$         (2,788) $          (5,853) $     (2,963) $          (83) $         (7,307) $       (2,325) $        8,307  $       16,453
         107,918             15,264           511             386             4,218             212           2,216           2,449

          (5,617)           271,168         6,184           3,152            27,428          20,909          69,199          45,933
----------------  -----------------  ------------  --------------  ----------------  --------------  --------------  --------------

          99,513            280,579         3,732           3,455            24,339          18,796          79,722          64,835
----------------  -----------------  ------------  --------------  ----------------  --------------  --------------  --------------

         270,091            958,139        41,901          17,922           148,453         146,050         209,784         531,915

         162,725             67,388        40,935          14,776           103,324          66,011         182,653         149,815
            (184)               (45)          (65)            (17)             (127)            (27)            (59)             (5)
         (35,918)                 -        (2,193)              -            (8,996)         (2,467)        (20,678)           (853)

         (38,719)            (9,071)       (1,121)           (652)          (39,931)         (1,380)         (8,781)        (47,980)
               -                  -             -               -                 -               -               -               -
----------------  -----------------  ------------  --------------  ----------------  --------------  --------------  --------------

         357,995          1,016,411        79,457          32,029           202,723         208,187         362,919         632,892
----------------  -----------------  ------------  --------------  ----------------  --------------  --------------  --------------

         457,508          1,296,990        83,189          35,484           227,062         226,983         442,641         697,727

       1,550,448            253,458       113,665          78,181           282,667          55,684         697,727               -
----------------  -----------------  ------------  --------------  ----------------  --------------  --------------  --------------

$      2,007,956  $       1,550,448  $    196,854  $      113,665  $        509,729  $      282,667  $    1,140,368  $      697,727
================  =================  ============  ==============  ================  ==============  ==============  ==============

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                            FRANKLIN RISING DIVIDENDS      FRANKLIN SMALL-MID CAP
                                             MERCURY VALUE OPPORTUNITIES    SECURITIES FUND - CLASS 2     GROWTH SECURITIES FUND -
                                               V.I. FUND - CLASS III                  SHARES                   CLASS 2 SHARES
                                            ----------------------------  ------------------------------  ------------------------
                                                2005           2004            2005            2004           2005          2004
                                            ------------  -------------- ---------------  --------------  ------------  ----------
OPERATIONS:
  Net investment income (loss) ...........  $     (6,677) $       (2,914) $      (18,890) $       (8,496) $    (11,529) $   (4,321)
  Realized gain (loss) ...................       271,237         134,530          14,151           5,782         2,683          73
  Change in unrealized gain (loss)
    on investments .......................      (209,698)        (83,287)         47,788          99,513        31,351      52,304
                                            ------------  -------------- ---------------  --------------  ------------  ----------

    Net increase (decrease) in net
      assets resulting from operations ...        54,862          48,329          43,049          96,799        22,505      48,056
                                            ------------  -------------- ---------------  --------------  ------------  ----------

UNIT TRANSACTIONS:
  Participant purchase payments ..........        99,749         325,001         487,597       1,133,713        98,996     376,016
  Participant transfers from other
    funding options ......................        58,460         133,255         219,873         405,141        36,045     169,529
  Administrative charges .................           (49)             (6)           (235)            (38)         (135)        (23)
  Contract surrenders ....................       (21,163)           (653)        (55,234)        (18,476)      (23,670)     (4,790)
  Participant transfers to other
    funding options ......................        (9,981)            (15)        (47,924)        (37,257)       (6,047)     (1,240)
  Other receipts/(payments) ..............             -               -         (15,595)         (7,822)       (5,084)          -
                                            ------------  -------------- ---------------  --------------  ------------  ----------

    Net increase (decrease) in net assets
      resulting from unit transactions ...       127,016         457,582         588,482       1,475,261       100,105     539,492
                                            ------------  -------------- ---------------  --------------  ------------  ----------

    Net increase (decrease) in net
      assets .............................       181,878         505,911         631,531       1,572,060       122,610     587,548

NET ASSETS:
    Beginning of year ....................       505,911               -       1,633,356          61,296       608,280      20,732
                                            ------------  -------------- ---------------  --------------  ------------  ----------

    End of year ..........................  $    687,789  $      505,911  $    2,264,887  $    1,633,356  $    730,890  $  608,280
                                            ============  ==============  ==============  ==============  ============  ==========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                    TEMPLETON DEVELOPING MARKETS
 MUTUAL SHARES SECURITIES FUND -     SECURITIES FUND - CLASS 2      TEMPLETON FOREIGN SECURITIES     TEMPLETON GROWTH SECURITIES
          CLASS 2 SHARES                       SHARES                   FUND - CLASS 2 SHARES            FUND- CLASS 2 SHARES
----------------------------------  ----------------------------  --------------------------------  ------------------------------
      2005              2004            2005           2004             2005             2004            2005           2004
----------------  ----------------  ------------  --------------  ----------------  --------------  --------------  --------------
$         (9,129) $         (4,024) $     (2,794) $         (180) $         (6,351) $       (2,864) $       (7,420) $       (2,769)
           9,019               851         9,859             295            10,219           1,434          14,002             455

          83,770            52,023        99,895          43,765            92,621          86,637          53,874          64,494
----------------  ----------------  ------------  --------------  ----------------  --------------  --------------  --------------

          83,660            48,850       106,960          43,880            96,489          85,207          60,456          62,180
----------------  ----------------  ------------  --------------  ----------------  --------------  --------------  --------------

         296,269           298,055       168,910         197,067           367,672         537,747         402,393         484,486

         209,333           134,634        70,830           8,634           171,651         147,861         187,691          43,839
             (76)              (12)          (57)             (9)             (152)            (13)           (166)            (19)
         (35,471)          (12,387)       (5,258)              -           (35,627)        (12,826)       (147,693)         (4,354)

          (6,173)           (2,700)      (29,212)           (377)          (59,537)         (1,495)        (36,752)         (3,441)
               -                 -             -               -           (13,823)              -          (2,971)          2,983
----------------  ----------------  ------------  --------------  ----------------  --------------  --------------  --------------

         463,882           417,590       205,213         205,315           430,184         671,274         402,502         523,494
----------------  ----------------  ------------  --------------  ----------------  --------------  --------------  --------------

         547,542           466,440       312,173         249,195           526,673         756,481         462,958         585,674

         630,525           164,085       300,075          50,880           770,497          14,016         674,696          89,022
----------------  ----------------  ------------  --------------  ----------------  --------------  --------------  --------------

$      1,178,067  $        630,525  $    612,248  $      300,075  $      1,297,170  $      770,497  $    1,137,654  $      674,696
================  ================  ============  ==============  ================  ==============  ==============  ==============

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                            SALOMON BROTHERS VARIABLE     SALOMON BROTHERS VARIABLE
                                             EQUITY INDEX PORTFOLIO -   AGGRESSIVE GROWTH FUND - CLASS I  AGGRESSIVE GROWTH FUND -
                                                 CLASS II SHARES                     SHARES                    CLASS II SHARES
                                            --------------------------  --------------------------------  -------------------------
                                                2005          2004            2005             2004           2005          2004
                                            ------------  ------------  ----------------  --------------  ------------  -----------
OPERATIONS:
  Net investment income (loss) ...........  $     (9,816) $     (1,889) $         (7,902) $       (2,227) $    (21,335) $    (4,571)
  Realized gain (loss) ...................        10,103         2,505             1,196             169         7,392          403
  Change in unrealized gain (loss)
    on investments .......................        43,874       106,667            47,652          18,881       112,227       56,776
                                            ------------  ------------  ----------------  --------------  ------------  -----------

    Net increase (decrease) in net
     assets resulting from operations ....        44,161       107,283            40,946          16,823        98,284       52,608
                                            ------------  ------------  ----------------  --------------  ------------  -----------

UNIT TRANSACTIONS:
  Participant purchase payments ..........       280,074       945,902           265,199         257,911       327,654      635,129
  Participant transfers from other
    funding options ......................        36,847        86,270             9,408          10,592        58,043      156,409
  Administrative charges .................          (188)          (48)              (54)             (5)         (209)         (43)
  Contract surrenders ....................        (9,355)       (2,768)           (4,614)           (345)      (55,329)      (2,810)
  Participant transfers to other
    funding options ......................       (49,708)      (19,879)           (2,628)           (450)      (21,473)      (1,026)
  Other receipts/(payments) ..............       (35,203)            -                 -               -             -            -
                                            ------------  ------------  ----------------  --------------  ------------  -----------

    Net increase (decrease) in net assets
      resulting from unit
      transactions .......................       222,467     1,009,477           267,311         267,703       308,686      787,659
                                            ------------  ------------  ----------------  --------------  ------------  -----------

    Net increase (decrease) in net
      assets .............................       266,628     1,116,760           308,257         284,526       406,970      840,267


NET ASSETS:
    Beginning of year ....................     1,635,830       519,070           320,775          36,249       841,892        1,625
                                            ------------  ------------  ----------------  --------------  ------------  -----------

    End of year ..........................  $  1,902,458  $  1,635,830  $        629,032  $      320,775  $  1,248,862  $   841,892
                                            ============  ============  ================  ==============  ============  ===========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

SALOMON BROTHERS VARIABLE GROWTH &  BALANCED PORTFOLIO - SERVICE  GLOBAL LIFE SCIENCES PORTFOLIO -  GLOBAL TECHNOLOGY PORTFOLIO -
   INCOME FUND - CLASS I SHARES              SHARES                         SERVICE SHARES                  SERVICE SHARES
----------------------------------  ----------------------------  --------------------------------  -----------------------------
      2005              2004            2005           2004             2005             2004            2005           2004
----------------  ----------------  ------------  --------------  ----------------  --------------  --------------  -------------
$           (917) $              1  $        175  $          644  $           (623) $         (452) $         (946) $        (421)
             332             1,041         1,192              30                83              19             115             (7)

           3,032             3,820         2,300           4,297             4,276           3,181           6,004          3,590
----------------  ----------------  ------------  --------------  ----------------  --------------  --------------  -------------

           2,447             4,862         3,667           4,971             3,736           2,748           5,173          3,162
----------------  ----------------  ------------  --------------  ----------------  --------------  --------------  -------------

          22,178            86,124             -          56,521                 -               -           2,629         36,402

          31,168            28,843             -           1,347                 -          17,764          36,379          9,286
             (22)               (3)           (2)             (1)                -               -             (53)            (4)
          (1,214)             (364)      (20,697)              -                 -               -            (582)             -

         (10,229)          (68,201)           (7)              -                 -               -            (641)           (42)
               -                 -             -            (340)                -               -               -              -
----------------  ----------------  ------------  --------------  ----------------  --------------  --------------  -------------

          41,881            46,399       (20,706)         57,527                 -          17,764          37,732         45,642
----------------  ----------------  ------------  --------------  ----------------  --------------  --------------  -------------

          44,328            51,261       (17,039)         62,498             3,736          20,512          42,905         48,804

          51,261                 -        88,723          26,225            35,754          15,242          52,496          3,692
----------------  ----------------  ------------  --------------  ----------------  --------------  --------------  -------------

$         95,589  $         51,261  $     71,684  $       88,723  $         39,489  $       35,754  $       95,401  $      52,496
================  ================  ============  ==============  ================  ==============  ==============  =============

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                          WORLDWIDE                     LAZARD
                                                      GROWTH PORTFOLIO -         RETIREMENT SMALL CAP             GROWTH AND
                                                        SERVICE SHARES                 PORTFOLIO               INCOME PORTFOLIO
                                                   ------------------------    ------------------------    ------------------------
                                                      2005          2004          2005          2004          2005          2004
                                                   ----------    ----------    ----------    ----------    ----------    ----------
OPERATIONS:
  Net investment income (loss) .................   $     (106)   $     (110)   $   (9,016)   $   (4,226)   $   (9,939)   $     (303)
  Realized gain (loss) .........................           12            28        38,484           296       100,315         6,985
  Change in unrealized gain (loss)
    on investments .............................          754            91       (16,711)       39,775       (55,070)       63,921
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from operations ................          660             9        12,757        35,845        35,306        70,603
                                                   ----------    ----------    ----------    ----------    ----------    ----------

UNIT TRANSACTIONS:
  Participant purchase payments ................            -        10,821       148,784       147,069       565,192       658,971
  Participant transfers from other
    funding options ............................        1,102           326        45,186        97,648       221,584       148,850
  Administrative charges .......................            -             -           (39)           (7)          (58)           (7)
  Contract surrenders ..........................            -             -        (2,009)           (9)      (43,163)       (4,823)
  Participant transfers to other
    funding options ............................            -          (180)       (4,253)         (179)      (14,273)         (912)
  Other receipts/(payments) ....................            -             -             -        (2,662)            -             -
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from unit transactions .........        1,102        10,967       187,669       241,860       729,282       802,079
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets ......        1,762        10,976       200,426       277,705       764,588       872,682

NET ASSETS:
    Beginning of year ..........................       16,869         5,893       369,986        92,281       906,976        34,294
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    End of year ................................   $   18,631    $   16,869    $  570,412    $  369,986    $1,671,564    $  906,976
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                              OPPENHEIMER CAPITAL             OPPENHEIMER
                                  APPRECIATION              GLOBAL SECURITIES        OPPENHEIMER MAIN STREET
MID-CAP VALUE PORTFOLIO     FUND/VA - SERVICE SHARES    FUND/VA - SERVICE SHARES    FUND/VA - SERVICE SHARES
------------------------    ------------------------    ------------------------    ------------------------
   2005          2004          2005          2004          2005          2004          2005          2004
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
$  (16,538)   $   (4,325)   $   (7,400)   $   (2,854)   $  (10,009)   $   (3,148)   $   (2,536)   $     (353)
    95,074        10,988         2,365         1,826         4,377         5,224           426            11

     5,677        93,124        32,265        36,573       141,543        72,983        14,848         5,102
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

    84,213        99,787        27,230        35,545       135,911        75,059        12,738         4,760
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

   412,214       549,188       179,365       512,509       390,154       554,795       118,132        66,280

   225,160       115,436        55,314        45,253       136,086        81,820        47,530         3,439
      (141)           (6)         (134)          (14)          (85)           (8)          (26)            -
   (28,103)         (794)      (29,226)       (4,938)      (22,835)       (2,482)          (29)            -

   (30,653)       (2,216)      (12,983)         (245)      (26,303)      (44,362)       (4,622)            -
         -        (2,758)            -             -             -        (8,396)            -             -
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

   578,477       658,850       192,336       552,565       477,017       581,367       160,985        69,719
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

   662,690       758,637       219,566       588,110       612,928       656,426       173,723        74,479

   841,491        82,854       624,647        36,537       681,595        25,169        74,479             -
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

$1,504,181    $  841,491    $  844,213    $  624,647    $1,294,523    $  681,595    $  248,202    $   74,479
==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   REAL RETURN PORTFOLIO -     TOTAL RETURN PORTFOLIO -    PIONEER AMPAC GROWTH VCT
                                                     ADMINISTRATIVE CLASS        ADMINISTRATIVE CLASS        PORTFOLIO - CLASS II
                                                   ------------------------    ------------------------    ------------------------
                                                      2005          2004          2005          2004          2005          2004
                                                   ----------    ----------    ----------    ----------    ----------    ----------
OPERATIONS:
  Net investment income (loss) .................   $    9,080    $   (1,161)   $   38,790    $    1,676    $   (1,137)   $     (340)
  Realized gain (loss) .........................       13,172        16,758        34,146        27,040           742             9
  Change in unrealized gain (loss)
    on investments .............................      (18,219)        6,925       (60,395)       11,915           285         4,486
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from operations ................        4,033        22,522        12,541        40,631          (110)        4,155
                                                   ----------    ----------    ----------    ----------    ----------    ----------

UNIT TRANSACTIONS:
  Participant purchase payments ................      535,745       360,541       531,900     1,336,742         5,251        65,625
  Participant transfers from other
    funding options ............................      140,112       174,339       382,663       357,813        21,601         2,258
  Administrative charges .......................         (135)          (23)         (250)          (29)           (7)            -
  Contract surrenders ..........................     (145,908)       (6,478)     (268,279)      (31,851)          (98)            -
  Participant transfers to other
    funding options ............................      (39,860)       (8,010)     (327,356)      (73,874)       (9,918)          (16)
  Other receipts/(payments) ....................            -        (6,264)            -       (10,574)            -             -
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from unit transactions .........      489,954       514,105       318,678     1,578,227        16,829        67,867
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets ......      493,987       536,627       331,219     1,618,858        16,719        72,022

NET ASSETS:
    Beginning of year ..........................      585,287        48,660     2,050,569       431,711        72,022             -
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    End of year ................................   $1,079,274    $  585,287    $2,381,788    $2,050,569    $   88,741    $   72,022
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

    PIONEER AMERICA             PIONEER BALANCED            PIONEER CULLEN             PIONEER EMERGING
 INCOME VCT PORTFOLIO -         VCT PORTFOLIO -          VALUE VCT PORTFOLIO -      MARKETS VCT PORTFOLIO -
    CLASS II SHARES              CLASS II SHARES            CLASS II SHARES             CLASS II SHARES
------------------------    ------------------------    ------------------------    ------------------------
   2005          2004          2005          2004          2005          2004          2005          2004
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
$   19,790    $    7,721    $     (417)   $    2,284    $   (1,272)   $        -    $   (6,035)   $   (1,579)
      (418)         (413)        2,295        (1,494)           27             -        18,629           672

   (20,276)       (2,675)        5,190         9,183        10,791             -       123,783        53,515
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

      (904)        4,633         7,068         9,973         9,546             -       136,377        52,608
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

   118,510       484,687        82,726       359,743       140,722             -        41,175       237,570

   186,181       142,471        68,092       124,981        88,303             -        81,436        58,601
       (57)           (9)          (94)          (23)           (1)            -           (76)          (10)
   (13,967)       (3,737)       (8,623)       (5,603)            -             -       (21,230)       (2,905)

    (4,090)       (1,519)         (260)      (33,556)            -             -       (60,923)      (12,814)
         -        (7,416)     (159,932)            -             -             -             -             -
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

   286,577       614,477       (18,091)      445,542       229,024             -        40,382       280,442
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

   285,673       619,110       (11,023)      455,515       238,570             -       176,759       333,050

   627,399         8,289       455,515             -             -             -       333,201           151
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

$  913,072    $  627,399    $  444,492    $  455,515    $  238,570    $        -    $  509,960    $  333,201
==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                        PIONEER EQUITY              PIONEER EUROPE               PIONEER FUND
                                                     INCOME VCT PORTFOLIO           VCT PORTFOLIO -         VCT PORTFOLIO - CLASS
                                                      - CLASS II SHARES             CLASS II SHARES               II SHARES
                                                   ------------------------    ------------------------    ------------------------
                                                      2005          2004          2005          2004          2005          2004
                                                   ----------    ----------    ----------    ----------    ----------    ----------
OPERATIONS:
  Net investment income (loss) .................   $    4,129    $    4,567    $     (799)   $     (148)   $   (9,883)   $   (2,985)
  Realized gain (loss) .........................        5,744         1,603           441            10         9,923        (2,568)
  Change in unrealized gain (loss)
    on investments .............................       43,827        89,688         4,500         4,442        59,735        93,759
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from operations ................       53,700        95,858         4,142         4,304        59,775        88,206
                                                   ----------    ----------    ----------    ----------    ----------    ----------

UNIT TRANSACTIONS:
  Participant purchase payments ................      234,414       713,184         8,000             -       398,403       675,013
  Participant transfers from other
    funding options ............................      205,393       327,700        25,405        38,851       233,055       386,331
  Administrative charges .......................         (192)          (31)           (5)           (1)         (302)          (63)
  Contract surrenders ..........................      (62,652)       (3,468)       (1,649)            -       (68,257)      (12,862)
  Participant transfers to other
    funding options ............................      (29,170)       (4,511)       (2,070)         (809)      (49,068)       (2,961)
  Other receipts/(payments) ....................            -       (12,464)            -             -       (20,878)            -
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from unit transactions .........      347,793     1,020,410        29,681        38,041       492,953     1,045,458
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets ......      401,493     1,116,268        33,823        42,345       552,728     1,133,664

NET ASSETS:
    Beginning of year ..........................    1,131,076        14,808        42,345             -     1,139,899         6,235
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    End of year ................................   $1,532,569    $1,131,076    $   76,168    $   42,345    $1,692,627    $1,139,899
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                            PIONEER
  PIONEER GLOBAL HIGH            PIONEER GROWTH               PIONEER HIGH             IBBOTSON AGGRESSIVE
  YIELD VCT  PORTFOLIO        SHARES VCT PORTFOLIO       YIELD VCT PORTFOLIO -      ALLOCATION VCT PORTFOLIO
   - CLASS II SHARES           - CLASS II SHARES             CLASS II SHARES           - CLASS II SHARES
------------------------    ------------------------    ------------------------    ------------------------
   2005          2004          2005          2004          2005          2004          2005          2004
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
$    1,156    $        -    $   (3,879)   $   (1,874)   $   50,840    $   15,746    $     (105)   $        -
        (2)            -         2,297        (1,344)       42,950         2,253             3             -

       107             -         8,004        22,981       (90,044)       38,304           603             -
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

     1,261             -         6,422        19,763         3,746        56,303           501             -
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

         -             -       114,269       224,820       367,982       985,948        39,152             -

   110,628             -         9,367        76,509       454,608       249,240             -             -
         -             -           (54)           (6)         (258)          (48)           (4)            -
         -             -        (9,908)       (3,755)     (143,757)       (5,235)            -             -

         -             -       (16,211)      (50,131)     (197,471)      (28,432)            -             -
         -             -             -             -       (18,436)      (11,499)            -             -
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

   110,628             -        97,463       247,437       462,668     1,189,974        39,148             -
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

   111,889             -       103,885       267,200       466,414     1,246,277        39,649             -

         -             -       267,200             -     1,263,156        16,879             -             -
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

$  111,889    $        -    $  371,085    $  267,200    $1,729,570    $1,263,156    $   39,649    $        -
==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                       PIONEER
                                                   PIONEER IBBOTSON GROWTH        IBBOTSON MODERATE         PIONEER INTERNATIONAL
                                                   ALLOCATION VCT PORTFOLIO    ALLOCATION VCT PORTFOLIO       VALUE VCT PORTFOLIO
                                                      - CLASS II SHARES           - CLASS II SHARES           - CLASS II SHARES
                                                   ------------------------    ------------------------    ------------------------
                                                      2005          2004          2005          2004          2005          2004
                                                   ----------    ----------    ----------    ----------    ----------    ----------
OPERATIONS:
  Net investment income (loss) .................   $   (6,565)   $        -    $   (4,793)   $        -    $   (4,639)   $     (536)
  Realized gain (loss) .........................           97             -        11,724             -         1,551            46
  Change in unrealized gain (loss)
    on investments .............................       47,692             -        15,687             -        44,490        11,271
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from operations ................       41,224             -        22,618             -        41,402        10,781
                                                   ----------    ----------    ----------    ----------    ----------    ----------

UNIT TRANSACTIONS:
  Participant purchase payments ................    1,717,323             -       178,963             -       158,486        66,174
  Participant transfers from other
    funding options ............................       86,308             -       213,732             -        53,773        25,675
  Administrative charges .......................          (35)            -             -             -           (40)           (7)
  Contract surrenders ..........................            -             -        (6,400)            -       (20,473)       (1,621)
  Participant transfers to other
    funding options ............................            -             -             -             -        (4,226)         (203)
  Other receipts/(payments) ....................            -             -             -             -             -             -
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from unit transactions .........    1,803,596             -       386,295             -       187,520        90,018
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets ......    1,844,820             -       408,913             -       228,922       100,799

NET ASSETS:
    Beginning of year ..........................            -             -             -             -       100,799             -
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    End of year ................................   $1,844,820    $        -    $  408,913    $        -    $  329,721    $  100,799
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

    PIONEER MID CAP         PIONEER OAK RIDGE LARGE       PIONEER REAL ESTATE          PIONEER SMALL AND
 VALUE VCT PORTFOLIO -      CAP GROWTH VCT PORTFOLIO      SHARES VCT PORTFOLIO         MID CAP GROWTH VCT
    CLASS II SHARES            - CLASS II SHARES            - CLASS II SHARES         PORTFOLIO - CLASS II
------------------------    ------------------------    ------------------------    ------------------------
   2005          2004          2005          2004          2005          2004          2005          2004
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
$  (20,776)   $   (5,000)   $   (8,363)   $     (790)   $   11,734    $    4,523    $   (4,034)   $     (639)
    92,832         4,752         2,114            36        49,790         1,548         1,042            15

     7,134       107,796        55,131        14,827        72,074        85,608        12,798         9,771
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

    79,190       107,548        48,882        14,073       133,598        91,679         9,806         9,147
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

   458,274       662,591       325,601       211,363       337,652       298,153        50,558       104,401

   157,987       216,281       192,376        65,190       162,882       187,672        72,774        42,240
      (149)          (24)          (79)           (4)         (144)          (38)          (28)            -
   (76,423)       (4,557)         (871)            -       (33,464)       (3,189)         (666)            -

  (127,707)       (3,676)      (20,180)         (150)     (120,249)      (11,655)       (7,404)            -
         -             -       (20,748)            -             -             -       (10,275)            -
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

   411,982       870,615       476,099       276,399       346,677       470,943       104,959       146,641
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

   491,172       978,163       524,981       290,472       480,275       562,622       114,765       155,788

   993,227        15,064       290,472             -       562,622             -       155,788             -
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

$1,484,399    $  993,227    $  815,453    $  290,472    $1,042,897    $  562,622    $  270,553    $  155,788
==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      PIONEER SMALL CAP              PIONEER SMALL            PIONEER STRATEGIC
                                                     VALUE VCT PORTFOLIO         COMPANY VCT PORTFOLIO       INCOME VCT PORTFOLIO
                                                      - CLASS II SHARES            - CLASS II SHARES           - CLASS II SHARES
                                                   ------------------------    ------------------------    ------------------------
                                                      2005          2004          2005          2004          2005          2004
                                                   ----------    ----------    ----------    ----------    ----------    ----------
OPERATIONS:
  Net investment income (loss) .................   $   (8,098)   $   (2,101)   $   (1,987)   $     (876)   $   57,543    $   18,967
  Realized gain (loss) .........................       18,656         1,174        11,297            26        26,399         7,054
  Change in unrealized gain (loss)
    on investments .............................       26,355        35,862        (9,468)       10,855       (72,712)       40,063
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from operations ................       36,913        34,935          (158)       10,005        11,230        66,084
                                                   ----------    ----------    ----------    ----------    ----------    ----------

UNIT TRANSACTIONS:
  Participant purchase payments ................       71,699       201,220         2,043        91,249       493,140       803,415
  Participant transfers from other
    funding options ............................      317,795        93,856        10,475         7,119       555,334       465,396
  Administrative charges .......................          (73)          (14)          (25)           (3)         (229)          (32)
  Contract surrenders ..........................      (17,469)         (208)      (12,534)            -       (43,650)       (9,426)
  Participant transfers to other
    funding options ............................      (26,969)      (22,910)         (371)         (567)     (295,324)      (44,806)
  Other receipts/(payments) ....................       (5,331)            -             -             -             -       (15,753)
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from unit transactions .........      339,652       271,944          (412)       97,798       709,271     1,198,794
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets ......      376,565       306,879          (570)      107,803       720,501     1,264,878

NET ASSETS:
    Beginning of year ..........................      316,887        10,008       107,803             -     1,285,270        20,392
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    End of year ................................   $  693,452    $  316,887    $  107,233    $  107,803    $2,005,771    $1,285,270
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

      PIONEER VALUE          PUTNAM VT INTERNATIONAL            PUTNAM VT
      VCT PORTFOLIO                EQUITY FUND            SMALL CAP VALUE FUND
    - CLASS II SHARES          - CLASS IB SHARES           - CLASS IB SHARES         ALL CAP FUND - CLASS I
------------------------    ------------------------    ------------------------    ------------------------
   2005          2004          2005          2004          2005          2004          2005          2004
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
$  (10,470)   $   (3,380)   $     (280)   $     (387)   $   (8,062)   $   (2,167)   $   (3,371)   $   (3,714)
     5,730           123           754           189        27,116           273         1,725           563

    22,552        35,240         6,495         8,052         5,802        49,033        (1,351)       23,174
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

    17,812        31,983         6,969         7,854        24,856        47,139        (2,997)       20,023
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

    81,531       288,251             -        20,509       357,955       263,021       122,280       338,716

   138,381       185,432           947        15,888        21,630        13,296        56,232        50,350
      (123)          (25)          (11)           (7)         (115)          (14)         (131)          (26)
   (13,133)       (5,391)         (920)         (382)       (3,675)            -      (162,540)       (1,713)

    (9,510)      (50,621)       (2,298)         (145)      (37,976)       (1,858)      (23,327)      (31,569)
         -             -             -        (2,650)            -             -             -             -
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

   197,146       417,646        (2,282)       33,213       337,819       274,445        (7,486)      355,758
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

   214,958       449,629         4,687        41,067       362,675       321,584       (10,483)      375,781

   453,790         4,161        69,587        28,520       346,027        24,443       441,180        65,399
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

$  668,748    $  453,790    $   74,274    $   69,587    $  708,702    $  346,027    $  430,697    $  441,180
==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                   SALOMON
                                                                                      LARGE CAP                BROTHERS VARIABLE
                                                   INVESTORS FUND - CLASS I     GROWTH FUND - CLASS I       ALL CAP FUND - CLASS II
                                                   ------------------------    ------------------------    ------------------------
                                                      2005          2004          2005          2004          2005          2004
                                                   ----------    ----------    ----------    ----------    ----------    ----------
OPERATIONS:
  Net investment income (loss) .................   $   (1,978)   $      911    $   (8,381)   $   (4,057)   $      107    $        -
  Realized gain (loss) .........................        3,543           163         6,719          (790)           47             -
  Change in unrealized gain (loss)
    on investments .............................       18,392        21,143        22,750        16,536         1,190             -
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from operations ................       19,957        22,217        21,088        11,689         1,344             -
                                                   ----------    ----------    ----------    ----------    ----------    ----------

UNIT TRANSACTIONS:
  Participant purchase payments ................       74,319       158,414        72,768       223,585        49,602             -
  Participant transfers from other
    funding options ............................       62,213        51,989        13,797        84,690             -             -
  Administrative charges .......................          (87)           (4)          (57)          (12)            -             -
  Contract surrenders ..........................         (859)            -        (5,904)       (3,500)            -             -
  Participant transfers to other
    funding options ............................      (52,335)            -       (91,758)      (19,463)            -             -
  Other receipts/(payments) ....................            -             -             -             -             -             -
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from unit transactions .........       83,251       210,399       (11,154)      285,300        49,602             -
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets ......      103,208       232,616         9,934       296,989        50,946             -

NET ASSETS:
    Beginning of year ..........................      353,172       120,556       468,490       171,501             -             -
                                                   ----------    ----------    ----------    ----------    ----------    ----------

    End of year ................................   $  456,380    $  353,172    $  478,424    $  468,490    $   50,946    $        -
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        SMALL CAP                    TOTAL              AIM CAPITAL APPRECIATION           CONVERTIBLE
 GROWTH FUND - CLASS I       RETURN FUND - CLASS II             PORTFOLIO             SECURITIES PORTFOLIO
------------------------    ------------------------    ------------------------    ------------------------
   2005          2004          2005          2004          2005          2004          2005          2004
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
$  (18,466)   $   (8,394)   $      636    $    2,896    $     (978)   $     (516)   $    3,010    $    2,986
    91,100         1,155         4,344         7,934           312           699         5,036           614

   (35,144)       87,070         5,096         9,537         6,350         2,055       (10,177)        2,742
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

    37,490        79,831        10,076        20,367         5,684         2,238        (2,131)        6,342
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

   311,931       566,482       130,589       231,132         2,979        38,062        29,291        96,593

    34,832        45,387        91,916       148,324        28,483         2,076        74,869        90,988
      (135)          (45)          (73)          (17)          (19)           (2)          (36)           (8)
   (30,898)       (8,731)       (7,374)       (3,978)       (1,653)            -       (10,293)            -

   (26,133)      (31,360)       (2,796)          (88)       (3,420)       (9,927)          (43)         (581)
    (5,214)            -             -             -             -             -             -             -
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

   284,383       571,733       212,262       375,373        26,370        30,209        93,788       186,992
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

   321,873       651,564       222,338       395,740        32,054        32,447        91,657       193,334

   759,603       108,039       443,273        47,533        44,783        12,336       206,692        13,358
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

$1,081,476    $  759,603    $  665,611    $  443,273    $   76,837    $   44,783    $  298,349    $  206,692
==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                  DISCIPLINED MID CAP STOCK                               FEDERATED HIGH YIELD
                                                          PORTFOLIO           EQUITY INCOME PORTFOLIO           PORTFOLIO
                                                  -------------------------  ------------------------    -----------------------
                                                     2005           2004         2005         2004          2005         2004
                                                  ----------     ----------  ----------   -----------    ----------   ----------
OPERATIONS:
  Net investment income (loss) ................   $   (7,630)    $   (1,436) $  (18,105)  $     3,045    $   (8,610)  $   26,860
  Realized gain (loss) ........................        7,537         12,227      14,420        31,446        (5,087)         278
  Change in unrealized gain (loss)
    on investments ............................       44,888         24,070      27,744        33,881        12,369          709
                                                  ----------     ----------  ----------   -----------    ----------   ----------

    Net increase (decrease) in net assets
      resulting from operations ...............       44,795         34,861      24,059        68,372        (1,328)      27,847
                                                  ----------     ----------  ----------   -----------    ----------   ----------

UNIT TRANSACTIONS:
  Participant purchase payments ...............       19,852        321,028     327,539       667,987        72,836      272,837
  Participant transfers from other
    funding options ...........................        2,106         35,545      76,812        43,686        79,601       97,603
  Administrative charges ......................          (86)           (21)       (109)          (20)          (46)         (11)
  Contract surrenders .........................      (13,464)        (8,534)   (173,083)      (11,794)     (141,051)      (6,426)
  Participant transfers to other
    funding options ...........................       (6,188)          (778)    (21,369)       (4,788)       (4,117)      (1,066)
  Other receipts/(payments) ...................            -              -           -             -             -       (2,496)
                                                  ----------     ----------  ----------   -----------    ----------   ----------

    Net increase (decrease) in net assets
      resulting from unit transactions ........        2,220        347,240     209,790       695,071         7,223      360,441
                                                  ----------     ----------  ----------   -----------    ----------   ----------

    Net increase (decrease) in net assets .....       47,015        382,101     233,849       763,443         5,895      388,288

NET ASSETS:
    Beginning of year .........................      423,093         40,992     883,120       119,677       469,941       81,653
                                                  ----------     ----------  ----------   -----------    ----------   ----------

    End of year ...............................   $  470,108     $  423,093  $1,116,969   $   883,120    $  475,836   $  469,941
                                                  ==========     ==========  ==========   ===========    ==========   ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                        MANAGED ALLOCATION        MANAGED ALLOCATION
                                                              SERIES:                   SERIES:
FEDERATED STOCK PORTFOLIO    LARGE CAP PORTFOLIO       AGGRESSIVE PORTFOLIO     CONSERVATIVE PORTFOLIO
-------------------------   ------------------------   -----------------------  -----------------------
   2005           2004         2005          2004         2005         2004        2005           2004
----------     ----------   ----------    ----------   ----------   ----------  ----------     --------
$   (4,164)    $      874   $   (9,990)   $   (2,740)  $     (189)  $        -  $        1     $      -
     7,681            226        7,298           818           40            -           4            -

     5,151         10,051       41,340        27,895        1,460            -          20            -
----------     ----------   ----------    ----------   ----------   ----------  ----------     --------

     8,668         11,151       38,648        25,973        1,311            -          25            -
----------     ----------   ----------    ----------   ----------   ----------  ----------     --------

    49,217        146,802       67,133       225,578       12,500            -       2,000            -

     8,271          9,665       45,917        82,322       23,069            -           -            -
       (16)            (4)         (81)          (13)          (4)           -           -            -
         -              -      (53,987)       (2,092)           -            -           -            -

   (82,893)          (264)     (20,594)            -            -            -           -            -
         -              -       (7,249)            -            -            -           -            -
----------     ----------   ----------    ----------   ----------   ----------  ----------     --------

   (25,421)       156,199       31,139       305,795       35,565            -       2,000            -
----------     ----------   ----------    ----------   ----------   ----------  ----------     --------

   (16,753)       167,350       69,787       331,768       36,876            -       2,025            -

   192,548         25,198      497,895       166,127            -            -           -            -
----------     ----------   ----------    ----------   ----------   ----------  ----------     --------

$  175,795     $  192,548   $  567,682    $  497,895   $   36,876   $        -  $    2,025     $      -
==========     ==========   ==========    ==========   ==========   ==========  ==========     ========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                  MANAGED ALLOCATION SERIES:   MERCURY LARGE CAP CORE        MFS EMERGING GROWTH
                                                     MODERATE PORTFOLIO               PORTFOLIO                   PORTFOLIO
                                                  --------------------------   ------------------------    -----------------------
                                                     2005            2004         2005          2004          2005         2004
                                                  ----------      ----------   ----------    ----------    ----------   ----------
OPERATIONS:
  Net investment income (loss) ................   $       82      $        -   $   (9,651)   $   (1,525)   $     (264)  $     (585)
  Realized gain (loss) ........................          100               -        7,362         1,734         9,508           92
  Change in unrealized gain (loss)
    on investments ............................        2,412               -       50,912        58,056       (11,879)      11,827
                                                  ----------      ----------   ----------    ----------    ----------   ----------

    Net increase (decrease) in net assets
      resulting from operations ...............        2,594               -       48,623        58,265        (2,635)      11,334
                                                  ----------      ----------   ----------    ----------    ----------   ----------

UNIT TRANSACTIONS:
  Participant purchase payments ...............        9,189               -       67,226       338,193        20,251       73,519
  Participant transfers from other
    funding options ...........................      111,204               -       24,475        49,651         1,254        2,508
  Administrative charges ......................            -               -          (47)          (12)            -           (1)
  Contract surrenders .........................            -               -      (31,283)       (1,648)            -            -
  Participant transfers to other
    funding options ...........................            -               -      (14,561)            -      (109,278)           -
  Other receipts/(payments) ...................            -               -            -             -             -            -
                                                  ----------      ----------   ----------    ----------    ----------   ----------

    Net increase (decrease) in net assets
      resulting from unit transactions ........      120,393               -       45,810       386,184       (87,773)      76,026
                                                  ----------      ----------   ----------    ----------    ----------   ----------

    Net increase (decrease) in net assets .....      122,987               -       94,433       444,449       (90,408)      87,360

NET ASSETS:
    Beginning of year .........................            -               -      469,545        25,096        90,408        3,048
                                                  ----------      ----------   ----------    ----------    ----------   ----------

    End of year ...............................   $  122,987      $        -   $  563,978    $  469,545    $        -   $   90,408
                                                  ==========      ==========   ==========    ==========    ==========   ==========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

   MFS MID CAP GROWTH         MFS TOTAL RETURN                                 MONDRIAN INTERNATIONAL
       PORTFOLIO                  PORTFOLIO            MFS VALUE PORTFOLIO        STOCK PORTFOLIO
-----------------------   ------------------------   -----------------------   ----------------------
   2005         2004         2005          2004         2005         2004         2005         2004
----------   ----------   ----------    ----------   ----------   ----------   ----------    --------
$   (5,387)  $   (2,443)  $   14,862    $   26,447   $       48   $       97   $   (5,954)   $  1,651
     4,401           38      133,605        49,775        9,023          137        1,822         306

     7,587       21,411     (120,123)       50,628       (2,646)       1,193       30,665      26,645
----------   ----------   ----------    ----------   ----------   ----------   ----------    --------

     6,601       19,006       28,344       126,850        6,425        1,427       26,533      28,602
----------   ----------   ----------    ----------   ----------   ----------   ----------    --------

    17,950      102,554      760,997       837,658      153,369       28,155       24,091     172,630

   116,878       39,778      481,414       481,142       40,773            -       72,905      30,272
       (48)          (7)        (396)         (102)         (34)           -          (55)        (11)
      (431)      (1,087)    (286,683)      (12,996)      (2,381)           -       (2,517)     (1,038)

   (63,772)      (1,804)     (83,147)      (19,432)      (1,882)           -      (10,113)       (326)
         -            -            -          (156)           -            -            -           -
----------   ----------   ----------    ----------   ----------   ----------   ----------    --------

    70,577      139,434      872,185     1,286,114      189,845       28,155       84,311     201,527
----------   ----------   ----------    ----------   ----------   ----------   ----------    --------

    77,178      158,440      900,529     1,412,964      196,270       29,582      110,844     230,129

   212,015       53,575    1,793,251       380,287       29,582            -      249,437      19,308
----------   ----------   ----------    ----------   ----------   ----------   ----------    --------

$  289,193   $  212,015   $2,693,780    $1,793,251   $  225,852   $   29,582   $  360,281    $249,437
==========   ==========   ==========    ==========   ==========   ==========   ==========    ========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                PIONEER MID CAP            PIONEER STRATEGIC
                                                 PIONEER FUND PORTFOLIO         VALUE PORTFOLIO            INCOME PORTFOLIO
                                                ------------------------    ------------------------    ----------------------
                                                   2005          2004          2005          2004          2005         2004
                                                ----------    ----------    ----------    ----------    ----------    --------
OPERATIONS:
  Net investment income (loss) ..............   $     (763)   $      (91)   $      (34)   $        -    $   16,255    $ 21,634
  Realized gain (loss) ......................           45        (1,103)          212             -          (472)        537
  Change in unrealized gain (loss)
    on investments ..........................        2,977         1,310           203             -        (6,062)    (14,177)
                                                ----------    ----------    ----------    ----------    ----------    --------

    Net increase (decrease) in net assets
      resulting from operations .............        2,259           116           381             -         9,721       7,994
                                                ----------    ----------    ----------    ----------    ----------    --------

UNIT TRANSACTIONS:
  Participant purchase payments .............       23,899        23,210        12,500             -       154,626     343,125
  Participant transfers from other
    funding options .........................        5,867            96            20             -        95,645      15,532
  Administrative charges ....................          (13)            -             -             -           (48)          -
  Contract surrenders .......................            -           (13)            -             -       (21,635)       (949)
  Participant transfers to other
    funding options .........................          (73)       (2,560)            -             -       (10,103)        (13)
  Other receipts/(payments) .................            -             -             -             -             -           -
                                                ----------    ----------    ----------    ----------    ----------    --------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       29,680        20,733        12,520             -       218,485     357,695
                                                ----------    ----------    ----------    ----------    ----------    --------

    Net increase (decrease) in net assets ...       31,939        20,849        12,901             -       228,206     365,689

NET ASSETS:
    Beginning of year .......................       20,849             -             -             -       365,689           -
                                                ----------    ----------    ----------    ----------    ----------    --------

    End of year .............................   $   52,788    $   20,849    $   12,901    $        -    $  593,895    $365,689
                                                ==========    ==========    ==========    ==========    ==========    ========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                           STYLE FOCUS          STYLE FOCUS SERIES:
  STRATEGIC EQUITY      SERIES: SMALL CAP         SMALL CAP VALUE          TRAVELERS QUALITY
     PORTFOLIO           GROWTH PORTFOLIO            PORTFOLIO               BOND PORTFOLIO
--------------------    ------------------    ----------------------    ------------------------
  2005        2004        2005       2004        2005         2004          2005          2004
--------    --------    -------    -------    ----------    --------    ----------    ----------
$   (828)   $    (99)   $  (148)   $     -    $      (71)   $      -    $  (15,282)   $   30,507
     574          90        381          -           463           -        (6,398)          583

   1,049       4,856        (60)         -          (152)          -        20,997       (26,652)
--------    --------    -------    -------    ----------    --------    ----------    ----------

     795       4,847        173          -           240           -          (683)        4,438
--------    --------    -------    -------    ----------    --------    ----------    ----------

  21,988       5,036     18,663          -        24,099           -       369,534       593,786

     208      12,728      2,618          -        19,114           -        76,100       272,227
      (5)          -          -          -             -           -          (226)          (18)
    (378)          -          -          -             -           -      (258,997)      (25,639)

  (6,722)          -          -          -             -           -       (42,746)      (46,276)
       -           -          -          -             -           -        (9,580)            -
--------    --------    -------    -------    ----------    --------    ----------    ----------

  15,091      17,764     21,281          -        43,213           -       134,085       794,080
--------    --------    -------    -------    ----------    --------    ----------    ----------

  15,886      22,611     21,454          -        43,453           -       133,402       798,518

  63,745      41,134          -          -             -           -       826,253        27,735
--------    --------    -------    -------    ----------    --------    ----------    ----------

$ 79,631    $ 63,745    $21,454    $     -    $   43,453    $      -    $  959,655    $  826,253
========    ========    =======    =======    ==========    ========    ==========    ==========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                 SB ADJUSTABLE
                                                    U.S. GOVERNMENT         RATE INCOME PORTFOLIO -     SOCIAL AWARENESS STOCK
                                                  SECURITIES PORTFOLIO           CLASS I SHARES                PORTFOLIO
                                                ------------------------    ------------------------    ----------------------
                                                   2005          2004          2005          2004          2005         2004
                                                ----------    ----------    ----------    ----------    ----------    --------
OPERATIONS:
  Net investment income (loss) ..............   $   (3,137)   $    6,224    $    2,930    $      (32)   $      209    $     17
  Realized gain (loss) ......................          (22)           18            14           375            46           2
  Change in unrealized gain (loss)
    on investments ..........................        7,321        (5,700)       (2,473)         (323)        2,450         823
                                                ----------    ----------    ----------    ----------    ----------    --------

    Net increase (decrease) in net assets
      resulting from operations .............        4,162           542           471            20         2,705         842
                                                ----------    ----------    ----------    ----------    ----------    --------

UNIT TRANSACTIONS:
  Participant purchase payments .............      111,975       143,793        33,511       102,381       139,956       6,422
  Participant transfers from other
    funding options .........................       19,947        10,126        59,123         4,809         6,014           -
  Administrative charges ....................          (44)            -           (17)           (5)           (7)          -
  Contract surrenders .......................       (2,301)            -          (411)            -             -           -
  Participant transfers to other
    funding options .........................      (17,135)       (3,051)         (190)      (51,306)            -           -
  Other receipts/(payments) .................      (10,742)            -             -             -             -           -
                                                ----------    ----------    ----------    ----------    ----------    --------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      101,700       150,868        92,016        55,879       145,963       6,422
                                                ----------    ----------    ----------    ----------    ----------    --------

    Net increase (decrease) in net assets ...      105,862       151,410        92,487        55,899       148,668       7,264

NET ASSETS:
    Beginning of year .......................      151,410             -        59,734         3,835         7,264           -
                                                ----------    ----------    ----------    ----------    ----------    --------

    End of year .............................   $  257,272    $  151,410    $  152,221    $   59,734    $  155,932    $  7,264
                                                ==========    ==========    ==========    ==========    ==========    ========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                            ENTERPRISE             CONTRAFUND(R)             DYNAMIC CAPITAL
COMSTOCK PORTFOLIO -    PORTFOLIO - CLASS       PORTFOLIO - SERVICE     APPRECIATION PORTFOLIO -
   CLASS II SHARES           II SHARES                CLASS 2                SERVICE CLASS 2
--------------------    ------------------    ----------------------    ------------------------
  2005        2004        2005       2004        2005         2004         2005          2004
--------    --------    -------    -------    ----------    --------    ----------    ----------
$ (7,932)   $ (3,912)   $  (416)   $  (420)   $  (23,384)   $ (7,935)   $   (2,874)   $   (2,169)
  22,043         664         17        (18)       20,001         532           621           (17)

   9,445      54,553      2,024        615       201,796      88,700        27,389         4,858
--------    --------    -------    -------    ----------    --------    ----------    ----------

  23,556      51,305      1,625        177       198,413      81,297        25,136         2,672
--------    --------    -------    -------    ----------    --------    ----------    ----------

 259,799     357,800          -     27,856       612,069     524,462         2,022        48,741

 140,941      32,434          -          -       344,622      72,102             -             -
     (91)        (11)         -          -          (188)        (41)          (12)           (5)
  (7,346)     (7,174)         -          -       (16,608)     (1,514)            -             -

  (6,207)     (2,368)         -          -      (162,891)     (1,148)       (6,075)            -
       -           -          1          -        (5,889)      5,965             -             -
--------    --------    -------    -------    ----------    --------    ----------    ----------

 387,096     380,681          -     27,856       771,115     599,826        (4,065)       48,736
--------    --------    -------    -------    ----------    --------    ----------    ----------

 410,652     431,986      1,626     28,033       969,528     681,123        21,071        51,408

 533,397     101,411     28,033          -       854,110     172,987       141,397        89,989
--------    --------    -------    -------    ----------    --------    ----------    ----------

$944,049    $533,397    $29,659    $28,033    $1,823,638    $854,110    $  162,468    $  141,397
========    ========    =======    =======    ==========    ========    ==========    ==========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                          MID CAP PORTFOLIO -
                                                            SERVICE CLASS 2
                                                       -------------------------
                                                          2005          2004
                                                       ----------    ----------
OPERATIONS:
  Net investment income (loss) .....................   $  (29,298)   $   (8,090)
  Realized gain (loss) .............................       32,605         1,707
  Change in unrealized gain (loss)
    on investments .................................      254,834       151,986
                                                       ----------    ----------

    Net increase (decrease) in net assets
      resulting from operations ....................      258,141       145,603
                                                       ----------    ----------

UNIT TRANSACTIONS:
  Participant purchase payments ....................      663,453       648,687
  Participant transfers from other
    funding options ................................      284,376       190,697
  Administrative charges ...........................         (196)          (33)
  Contract surrenders ..............................       (7,172)            -
  Participant transfers to other
    funding options ................................      (75,848)       (2,592)
  Other receipts/(payments) ........................            -             -
                                                       ----------    ----------

    Net increase (decrease) in net assets
      resulting from unit transactions .............      864,613       836,759
                                                       ----------    ----------

    Net increase (decrease) in net assets ..........    1,122,754       982,362

NET ASSETS:
    Beginning of year ..............................    1,093,997       111,635
                                                       ----------    ----------
    End of year ....................................   $2,216,751    $1,093,997
                                                       ==========    ==========

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

      On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

      Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Strategic Equity Portfolio, Travelers Managed Income Portfolio and Van Kampen Enterprise Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust. Additionally, the Social Awareness Stock Portfolio was moved from The Travelers Series Trust to the Travelers Series Fund, Inc.

      TIC Separate Account Thirteen for Variable Annuities ("Separate Account Thirteen") is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, and is available for funding certain variable annuity contracts issued by The Company. Separate Account Thirteen, established on November 14, 2002, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Separate Account Thirteen are Pioneer AnnuiStar Value, Pioneer AnnuiStar and Portfolio Architect II.

      Participant purchase payments applied to Separate Account Thirteen are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2005, the investments comprising Separate Account Thirteen were:

            Capital Appreciation Fund, Massachusetts business trust, Affiliate of The Company
            High Yield Bond Trust, Massachusetts business trust, Affiliate of
               The Company
            Managed Assets Trust, Massachusetts business trust, Affiliate of The
               Company
            Money Market Portfolio, Massachusetts business trust, Affiliate of
               The Company
            AIM Variable Insurance Funds, Delaware business trust
                  AIM V.I. Capital Appreciation Fund - Series II
                  AIM V.I. Mid Cap Core Equity Fund - Series II
            AllianceBernstein Variable Product Series Fund, Inc., Maryland
               business trust
                  AllianceBernstein Large-Cap Growth Portfolio - Class B
                     (Formerly AllianceBernstein Premier Growth Portfolio - Class B)
            American Funds Insurance Series, Massachusetts business trust
                  Global Growth Fund - Class 2 Shares
                  Growth Fund - Class 2 Shares
                  Growth-Income Fund - Class 2 Shares
            Delaware VIP Trust, Maryland business trust
                  Delaware VIP REIT Series - Standard Class
            Dreyfus Variable Investment Fund, Maryland business trust
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
            FAM Variable Series Funds, Inc., Maryland business trust
                  Mercury Global Allocation V.I. Fund - Class III (Formerly
                     Merrill Lynch Global Allocation V.I. Fund - Class III)
                  Mercury Value Opportunities V.I. Fund - Class III (Formerly
                     Merrill Lynch Value Opportunities V.I. Fund - Class III)
            Franklin Templeton Variable Insurance Products Trust, Massachusetts
               business trust
                  Franklin Rising Dividends Securities Fund - Class 2 Shares Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
                     (Formerly Franklin Small Cap Fund - Class 2 Shares)
                  Mutual Shares Securities Fund - Class 2 Shares
                  Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
                  Templeton Growth Securities Fund - Class 2 Shares
            Greenwich Street Series Fund, Massachusetts business trust,
               Affiliate of The Company
                  Equity Index Portfolio - Class II Shares
                  Salomon Brothers Variable Aggressive Growth Fund - Class I
                     Shares
                  Salomon Brothers Variable Aggressive Growth Fund - Class II
                     Shares
                  Salomon Brothers Variable Growth & Income Fund - Class I
                     Shares

      Janus Aspen Series, Delaware business trust
            Balanced Portfolio - Service Shares
            Global Life Sciences Portfolio - Service Shares
            Global Technology Portfolio - Service Shares
            Worldwide Growth Portfolio - Service Shares
      Lazard Retirement Series, Inc., Massachusetts business trust
            Lazard Retirement Small Cap Portfolio
      Lord Abbett Series Fund, Inc., Maryland business trust
            Growth and Income Portfolio
            Mid-Cap Value Portfolio
      Oppenheimer Variable Account Funds, Massachusetts business trust
            Oppenheimer Capital Appreciation Fund/VA - Service Shares Oppenheimer Global Securities Fund/VA - Service Shares
            Oppenheimer Main Street Fund/VA - Service Shares
      PIMCO Variable Insurance Trust, Massachusetts business trust
            Real Return Portfolio - Administrative Class
            Total Return Portfolio - Administrative Class
      Pioneer Variable Contracts Trust, Massachusetts business trust
            Pioneer AmPac Growth VCT Portfolio - Class II (Formerly Pioneer Papp
               America-Pacific Rim Fund VCT - Class II Shares)
            Pioneer America Income VCT Portfolio - Class II Shares
            Pioneer Balanced VCT Portfolio - Class II Shares
            Pioneer Bond VCT Portfolio - Class II Shares *
            Pioneer Cullen Value VCT Portfolio - Class II Shares
            Pioneer Emerging Markets VCT Portfolio - Class II Shares
            Pioneer Equity Income VCT Portfolio - Class II Shares
            Pioneer Equity Opportunity VCT Portfolio - Class II Shares *
            Pioneer Europe VCT Portfolio - Class II Shares
            Pioneer Fund VCT Portfolio - Class II Shares
            Pioneer Global High Yield VCT Portfolio - Class II Shares
            Pioneer Growth Shares VCT Portfolio - Class II Shares
            Pioneer High Yield VCT Portfolio - Class II Shares
            Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
               Shares
            Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares Pioneer International Value VCT Portfolio - Class II Shares
            Pioneer Mid Cap Value VCT Portfolio - Class II Shares
            Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares Pioneer Real Estate Shares VCT Portfolio - Class II Shares
            Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (Formerly
               Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares)
            Pioneer Small Cap Value VCT Portfolio - Class II Shares
            Pioneer Small Company VCT Portfolio - Class II Shares
            Pioneer Strategic Income VCT Portfolio - Class II Shares
            Pioneer Value VCT Portfolio - Class II Shares
      Putnam Variable Trust, Massachusetts business trust
            Putnam VT International Equity Fund - Class IB Shares
            Putnam VT Small Cap Value Fund - Class IB Shares
      Salomon Brothers Variable Series Funds Inc., Maryland business trust
            All Cap Fund - Class I
            Investors Fund - Class I
            Large Cap Growth Fund - Class I
            Salomon Brothers Variable All Cap Fund - Class II
            Small Cap Growth Fund - Class I
            Total Return Fund - Class II

      The Travelers Series Trust, Massachusetts business trust, Affiliate of The
         Company
            AIM Capital Appreciation Portfolio
            Convertible Securities Portfolio
            Disciplined Mid Cap Stock Portfolio
            Equity Income Portfolio
            Federated High Yield Portfolio
            Federated Stock Portfolio
            Large Cap Portfolio
            Managed Allocation Series: Aggressive Portfolio
            Managed Allocation Series: Conservative Portfolio
            Managed Allocation Series: Moderate Portfolio
            Managed Allocation Series: Moderate-Aggressive Portfolio *
            Managed Allocation Series: Moderate-Conservative Portfolio *
            Mercury Large Cap Core Portfolio (Formerly Merrill Lynch Large Cap
               Core Portfolio)
            MFS Mid Cap Growth Portfolio
            MFS Total Return Portfolio
            MFS Value Portfolio
            Mondrian International Stock Portfolio (Formerly Lazard
               International Stock Portfolio)
            Pioneer Fund Portfolio
            Pioneer Mid Cap Value Portfolio
            Pioneer Strategic Income Portfolio
            Strategic Equity Portfolio
            Style Focus Series: Small Cap Growth Portfolio
            Style Focus Series: Small Cap Value Portfolio
            Travelers Quality Bond Portfolio
            U.S. Government Securities Portfolio
      Travelers Series Fund Inc., Maryland business trust
            SB Adjustable Rate Income Portfolio - Class I Shares
            Social Awareness Stock Portfolio
      Van Kampen Life Investment Trust, Delaware business trust
            Comstock Portfolio - Class II Shares
            Enterprise Portfolio - Class II Shares
      Variable Insurance Products Fund, Massachusetts business trust
            Contrafund(R) Portfolio - Service Class 2
            Dynamic Capital Appreciation Portfolio - Service Class 2
            Mid Cap Portfolio - Service Class 2

      * No assets for the period

New Funds in 2005 included above:
   Managed Allocation Series: Aggressive Portfolio                          The Travelers Series Trust          5/2/2005
   Managed Allocation Series: Conservative Portfolio                        The Travelers Series Trust          5/2/2005
   Managed Allocation Series: Moderate Portfolio                            The Travelers Series Trust          5/2/2005
   Managed Allocation Series: Moderate-Aggressive Portfolio                 The Travelers Series Trust          5/2/2005
   Managed Allocation Series: Moderate-Conservative Portfolio               The Travelers Series Trust          5/2/2005
   Pioneer Bond VCT Portfolio - Class II Shares                             Pioneer Variable Contracts Trust   2/14/2005
   Pioneer Cullen Value VCT Portfolio - Class II Shares                     Pioneer Variable Contracts Trust   2/14/2005
   Pioneer Equity Opportunity VCT Portfolio - Class II Shares               Pioneer Variable Contracts Trust   2/14/2005
   Pioneer Global High Yield VCT Portfolio - Class II Shares                Pioneer Variable Contracts Trust   2/14/2005
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II Shares   Pioneer Variable Contracts Trust   2/14/2005
   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares       Pioneer Variable Contracts Trust   2/14/2005

New Funds in 2005 included above:  (continued)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares   Pioneer Variable Contracts Trust   2/14/2005
   Pioneer Mid Cap Value Portfolio                                        The Travelers Series Trust         5/2/2005
   Salomon Brothers Variable All Cap Portfolio - Class II                 Salomon Brothers Variable Series   2/14/2005
                                                                             Funds Inc.
   Style Focus Series: Small Cap Growth Portfolio                         The Travelers Series Trust         5/2/2005
   Style Focus Series: Small Cap Value Portfolio                          The Travelers Series Trust         5/2/2005

      Not all funds may be available in all states or to all contract owners.

      This report is prepared for the general information of contract owners and is not an offer of units of Separate Account Thirteen or shares of Separate Account Thirteen's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Separate Account Thirteen product(s) offered by The Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by Separate Account Thirteen in the preparation of its financial statements.

      Investments are valued daily at the net asset values per share of the underlying funds. Short-Term investments are reported at fair value based on quoted market prices. Short-Term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

      Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

      The operations of Separate Account Thirteen form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Separate Account Thirteen. Separate Account Thirteen is not taxed as a "regulated investment company" under Subchapter M of the Code.

      Separate Account Thirteen adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

      The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation unit values:
         - Mortality and Expense Risks assumed by The Company (M&E)
         - Administrative fees paid for administrative expenses (ADM)
         - Enhanced Stepped-up Provision, if elected by the contract owner (ESP)
         - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner(GMWB)
         - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner (GMAB)

      The table below displays separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Enhanced (E), Roll up (R), and Step up (SU):

SEPARATE ACCOUNT                                                              THIRTEEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Asset-based Charges
                                                                     ---------------------------------------------------------------
                                                                                                    Optional Features
                                                                                      ----------------------------------------------
                                                                                               GMWB    GMWB    GMWB
                                 Dth                                                                                          Total
 Separate Account Charge (1)     Ben   Product                        M&E      ADM     ESP      I       II     III     GMAB   Charge
-----------------------------    ---   -----------------------       -----    -----   -----   -----   -----   -----   -----   ------
Separate Account Charge 1.45%     S    Portfolio Architect II        1.30%    0.15%                                            1.45%

Separate Account Charge 1.50%     S    Pioneer AnnuiStar Value       1.35%    0.15%                                            1.50%

Separate Account Charge 1.55%     S    Pioneer AnnuiStar             1.40%    0.15%                                            1.55%
                                 SU    Portfolio Architect II        1.40%    0.15%                                            1.55%

Separate Account Charge 1.65%     S    Portfolio Architect II        1.30%    0.15%   0.20%                                    1.65%

Separate Account Charge 1.70%     S    Pioneer AnnuiStar Value       1.35%    0.15%   0.20%                                    1.70%
                                  S    Portfolio Architect II        1.30%    0.15%                           0.25%            1.70%

Separate Account Charge 1.75%     E    Pioneer AnnuiStar             1.60%    0.15%                                            1.75%
                                  S    Pioneer AnnuiStar             1.40%    0.15%   0.20%                                    1.75%
                                  S    Pioneer AnnuiStar Value       1.35%    0.15%                           0.25%            1.75%
                                  E    Pioneer AnnuiStar Value       1.60%    0.15%                                            1.75%
                                  R    Portfolio Architect II        1.60%    0.15%                                            1.75%
                                 SU    Portfolio Architect II        1.40%    0.15%   0.20%                                    1.75%

Separate Account Charge 1.80%     S    Pioneer AnnuiStar             1.40%    0.15%                           0.25%            1.80%
                                 SU    Portfolio Architect II        1.40%    0.15%                           0.25%            1.80%

Separate Account Charge 1.85%     S    Portfolio Architect II        1.30%    0.15%           0.40%                            1.85%

Separate Account Charge 1.90%     S    Pioneer AnnuiStar Value       1.35%    0.15%           0.40%                            1.90%
                                  S    Portfolio Architect II        1.30%    0.15%   0.20%                   0.25%            1.90%

Separate Account Charge 1.95%     E    Pioneer AnnuiStar             1.60%    0.15%   0.20%                                    1.95%
                                  S    Pioneer AnnuiStar             1.40%    0.15%           0.40%                            1.95%
                                  S    Pioneer AnnuiStar Value       1.35%    0.15%   0.20%                   0.25%            1.95%
                                  E    Pioneer AnnuiStar Value       1.60%    0.15%   0.20%                                    1.95%
                                  R    Portfolio Architect II        1.60%    0.15%   0.20%                                    1.95%
                                  S    Portfolio Architect II        1.30%    0.15%                   0.50%                    1.95%
                                  S    Portfolio Architect II        1.30%    0.15%                                   0.50%    1.95%
                                 SU    Portfolio Architect II        1.40%    0.15%           0.40%                            1.95%

Separate Account Charge 2.00%     E    Pioneer AnnuiStar             1.60%    0.15%                           0.25%            2.00%
                                  S    Pioneer AnnuiStar             1.40%    0.15%   0.20%                   0.25%            2.00%
                                  S    Pioneer AnnuiStar Value       1.35%    0.15%                                   0.50%    2.00%
                                  S    Pioneer AnnuiStar Value       1.35%    0.15%                   0.50%                    2.00%
                                  E    Pioneer AnnuiStar Value       1.60%    0.15%                           0.25%            2.00%
                                  R    Portfolio Architect II        1.60%    0.15%                           0.25%            2.00%
                                 SU    Portfolio Architect II        1.40%    0.15%   0.20%                   0.25%            2.00%

Separate Account Charge 2.05%     S    Pioneer AnnuiStar             1.40%    0.15%                                   0.50%    2.05%
                                  S    Pioneer AnnuiStar             1.40%    0.15%                   0.50%                    2.05%
                                  S    Portfolio Architect II        1.30%    0.15%   0.20%   0.40%                            2.05%
                                 SU    Portfolio Architect II        1.40%    0.15%                   0.50%                    2.05%
                                 SU    Portfolio Architect II        1.40%    0.15%                                   0.50%    2.05%

Separate Account Charge 2.10%     S    Pioneer AnnuiStar Value       1.35%    0.15%   0.20%   0.40%                            2.10%

Separate Account Charge 2.15%     E    Pioneer AnnuiStar             1.60%    0.15%           0.40%                            2.15%
                                  S    Pioneer AnnuiStar             1.40%    0.15%   0.20%   0.40%                            2.15%
                                  E    Pioneer AnnuiStar Value       1.60%    0.15%           0.40%                            2.15%
                                  R    Portfolio Architect II        1.60%    0.15%           0.40%                            2.15%

SEPARATE ACCOUNT                                                              THIRTEEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Asset-based Charges
                                                                     ---------------------------------------------------------------
                                                                                                    Optional Features
                                                                                      ----------------------------------------------
                                                                                               GMWB    GMWB    GMWB
                                 Dth                                                                                          Total
 Separate Account Charge (1)     Ben   Product                        M&E      ADM     ESP      I       II     III     GMAB   Charge
-----------------------------    ---   -----------------------       -----    -----   -----   -----   -----   -----   -----   ------
Separate Account Charge 2.15%     S    Portfolio Architect II        1.30%    0.15%   0.20%           0.50%                    2.15%
(continued)                       S    Portfolio Architect II        1.30%    0.15%   0.20%                           0.50%    2.15%
                                 SU    Portfolio Architect II        1.40%    0.15%   0.20%   0.40%                            2.15%

Separate Account Charge 2.20%     E    Pioneer AnnuiStar             1.60%    0.15%   0.20%                   0.25%            2.20%
                                  S    Pioneer AnnuiStar Value       1.35%    0.15%   0.20%                           0.50%    2.20%
                                  S    Pioneer AnnuiStar Value       1.35%    0.15%   0.20%           0.50%                    2.20%
                                  E    Pioneer AnnuiStar Value       1.60%    0.15%   0.20%                   0.25%            2.20%
                                  R    Portfolio Architect II        1.60%    0.15%   0.20%                   0.25%            2.20%

Separate Account Charge 2.25%     E    Pioneer AnnuiStar             1.60%    0.15%                                   0.50%    2.25%
                                  E    Pioneer AnnuiStar             1.60%    0.15%                   0.50%                    2.25%
                                  S    Pioneer AnnuiStar             1.40%    0.15%   0.20%                           0.50%    2.25%
                                  S    Pioneer AnnuiStar             1.40%    0.15%   0.20%           0.50%                    2.25%
                                  E    Pioneer AnnuiStar Value       1.60%    0.15%                                   0.50%    2.25%
                                  E    Pioneer AnnuiStar Value       1.60%    0.15%                   0.50%                    2.25%
                                  R    Portfolio Architect II        1.60%    0.15%                   0.50%                    2.25%
                                  R    Portfolio Architect II        1.60%    0.15%                                   0.50%    2.25%
                                 SU    Portfolio Architect II        1.40%    0.15%   0.20%                           0.50%    2.25%
                                 SU    Portfolio Architect II        1.40%    0.15%   0.20%           0.50%                    2.25%

Separate Account Charge 2.35%     E    Pioneer AnnuiStar             1.60%    0.15%   0.20%   0.40%                            2.35%
                                  E    Pioneer AnnuiStar Value       1.60%    0.15%   0.20%   0.40%                            2.35%
                                  R    Portfolio Architect II        1.60%    0.15%   0.20%   0.40%                            2.35%

Separate Account Charge 2.45%     E    Pioneer AnnuiStar             1.60%    0.15%   0.20%                           0.50%    2.45%
                                  E    Pioneer AnnuiStar             1.60%    0.15%   0.20%           0.50%                    2.45%
                                  E    Pioneer AnnuiStar Value       1.60%    0.15%   0.20%                           0.50%    2.45%
                                  E    Pioneer AnnuiStar Value       1.60%    0.15%   0.20%           0.50%                    2.45%
                                  R    Portfolio Architect II        1.60%    0.15%   0.20%           0.50%                    2.45%
                                  R    Portfolio Architect II        1.60%    0.15%   0.20%                           0.50%    2.45%

(1) Certain accumulation and annuity unit values may not be available through certain sub-accounts.

      For Contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 is assessed through the redemption of units and paid to The Company to cover administrative charges.

      A withdrawal charge will be applied to withdrawals from the contract and will be calculated as a percentage of the purchase payments and any purchase payment credits withdrawn. The maximum percentage is 6%, decreasing to 0% in contract year eight and later for all products.

      In the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. The maximum charge, applied to the amount withdrawn, is 6% decreasing to 0% in contract year eight and later and assessed through the redemption of units.

      For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.


4.  PORTFOLIO MERGERS, SUBSTITUTIONS, AND/OR LIQUIDATIONS

      Effective February 25, 2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

5. STATEMENT OF INVESTMENTS

                                                                         FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                  --------------------------------------------------

                                                                    NO. OF        MARKET      COST OF      PROCEEDS
INVESTMENTS                                                         SHARES        VALUE      PURCHASES    FROM SALES
                                                                  ----------   -----------   ----------   ----------
CAPITAL APPRECIATION FUND (0.3%)
       Total (Cost $216,575)                                           3,518   $   275,385   $  101,226   $   13,397
                                                                  ----------   -----------   ----------   ----------

HIGH YIELD BOND TRUST (0.6%)
       Total (Cost $491,267)                                          48,505       486,989      244,271       19,469
                                                                  ----------   -----------   ----------   ----------

MANAGED ASSETS TRUST (0.5%)
       Total (Cost $387,029)                                          23,524       404,606      280,102       32,756
                                                                  ----------   -----------   ----------   ----------

MONEY MARKET PORTFOLIO (1.1%)
       Total (Cost $984,441)                                         984,441       984,441    1,509,899    2,059,935
                                                                  ----------   -----------   ----------   ----------

AIM VARIABLE INSURANCE FUNDS (1.3%)
    AIM V.I. Capital Appreciation Fund - Series II (Cost
         $477,106)                                                    22,385       546,870      161,190       43,985
    AIM V.I. Mid Cap Core Equity Fund - Series II (Cost
         $552,957)                                                    42,247       571,176      357,187        9,555
                                                                  ----------   -----------   ----------   ----------
       Total (Cost $1,030,063)                                        64,632     1,118,046      518,377       53,540
                                                                  ----------   -----------   ----------   ----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.1%)
    AllianceBernstein Large-Cap Growth Portfolio - Class B
       Total (Cost $45,507)                                            2,183        57,931        1,136          937
                                                                  ----------   -----------   ----------   ----------

AMERICAN FUNDS INSURANCE SERIES (24.4%)
    Global Growth Fund - Class 2 Shares (Cost $1,986,564)            126,268     2,464,746      660,252      323,990
    Growth Fund - Class 2 Shares (Cost $7,278,784)                   153,590     9,058,740    2,300,092      498,737
    Growth-Income Fund - Class 2 Shares (Cost $8,579,762)            250,553     9,551,062    2,261,192      448,949
                                                                  ----------   -----------   ----------   ----------
       Total (Cost $17,845,110)                                      530,411    21,074,548    5,221,536    1,271,676
                                                                  ----------   -----------   ----------   ----------

DELAWARE VIP TRUST (2.3%)
    Delaware VIP REIT Series - Standard Class
       Total (Cost $1,722,717)                                       106,982     2,008,061      550,957      100,453
                                                                  ----------   -----------   ----------   ----------

DREYFUS VARIABLE INVESTMENT FUND (0.8%)
    Dreyfus VIF - Appreciation Portfolio - Initial Shares
         (Cost $182,210)                                               5,305       196,864       82,731        6,227
    Dreyfus VIF - Developing Leaders Portfolio - Initial
         Shares (Cost $458,891)                                       11,596       509,754      246,185       50,745
                                                                  ----------   -----------   ----------   ----------
       Total (Cost $641,101)                                          16,901       706,618      328,916       56,972
                                                                  ----------   -----------   ----------   ----------

FAM VARIABLE SERIES FUNDS, INC. (2.1%)
    Mercury Global Allocation V.I. Fund - Class III (Cost
         $1,025,296)                                                  91,601     1,140,428      408,058       36,773
    Mercury Value Opportunities V.I. Fund - Class III (Cost
         $980,808)                                                   115,213       687,823      436,183       38,595
                                                                  ----------   -----------   ----------   ----------
       Total (Cost $2,006,104)                                       206,814     1,828,251      844,241       75,368
                                                                  ----------   -----------   ----------   ----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (8.4%)
    Franklin Rising Dividends Securities Fund - Class 2 Shares
         (Cost $2,114,753)                                           126,962     2,265,002      670,828       89,479
    Franklin Small-Mid Cap Growth Securities Fund - Class 2
         Shares (Cost $646,525)                                       35,900       730,926      130,323       41,710
    Mutual Shares Securities Fund - Class 2 Shares (Cost
         $1,029,097)                                                  64,839     1,178,128      519,676       61,920
    Templeton Developing Markets Securities Fund - Class 2
         Shares (Cost $460,182)                                       56,172       612,279      251,320       48,871
    Templeton Foreign Securities Fund - Class 2 Shares (Cost
         $1,116,997)                                                  83,049     1,297,232      516,408       92,513
    Templeton Growth Securities Fund - Class 2 Shares (Cost
         $1,008,820)                                                  82,383     1,137,712      579,710      184,569
                                                                  ----------   -----------   ----------   ----------
       Total (Cost $6,376,374)                                       449,305     7,221,279    2,668,265      519,062
                                                                  ----------   -----------   ----------   ----------

                                                                         FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                  --------------------------------------------------

                                                                    NO. OF        MARKET      COST OF      PROCEEDS
INVESTMENTS                                                         SHARES        VALUE      PURCHASES    FROM SALES
                                                                  ----------   -----------   ----------   ----------
GREENWICH STREET SERIES FUND (4.5%)
    Equity Index Portfolio - Class II Shares (Cost $1,712,085)        62,584   $ 1,902,557   $  340,294   $  127,544
    Salomon Brothers Variable Aggressive Growth Fund - Class I
         Shares (Cost $560,399)                                       26,964       629,063      279,333       19,894
    Salomon Brothers Variable Aggressive Growth Fund - Class
         II Shares (Cost $1,079,830)                                  54,113     1,248,926      377,037       89,622
    Salomon Brothers Variable Growth & Income Fund - Class I
         Shares (Cost $88,741)                                        18,855        95,593       53,651       12,684
                                                                  ----------   -----------   ----------   ----------
       Total (Cost $3,441,055)                                       162,516     3,876,139    1,050,315      249,744
                                                                  ----------   -----------   ----------   ----------

JANUS ASPEN SERIES (0.3%)
    Balanced Portfolio - Service Shares (Cost $63,867)                 2,693        71,688        1,480       22,007
    Global Life Sciences Portfolio - Service Shares (Cost
         $31,769)                                                      4,467        39,491            -          622
    Global Technology Portfolio - Service Shares (Cost $85,697)       24,092        95,406       38,905        2,114
    Worldwide Growth Portfolio - Service Shares (Cost $17,133)           671        18,632        1,319          322
                                                                  ----------   -----------   ----------   ----------
       Total (Cost $198,466)                                          31,923       225,217       41,704       25,065
                                                                  ----------   -----------   ----------   ----------

LAZARD RETIREMENT SERIES, INC. (0.7%)
    Lazard Retirement Small Cap Portfolio
       Total (Cost $543,243)                                          34,975       570,442      227,851       11,544
                                                                  ----------   -----------   ----------   ----------

LORD ABBETT SERIES FUND, INC. (3.7%)
    Growth and Income Portfolio (Cost $1,660,459)                     63,901     1,671,651      889,568       72,307
    Mid-Cap Value Portfolio (Cost $1,397,660)                         71,326     1,504,259      714,317       63,638
                                                                  ----------   -----------   ----------   ----------
       Total (Cost $3,058,119)                                       135,227     3,175,910    1,603,885      135,945
                                                                  ----------   -----------   ----------   ----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (2.8%)
    Oppenheimer Capital Appreciation Fund/VA - Service Shares
         (Cost $772,215)                                              22,084       844,253      229,625       44,649
    Oppenheimer Global Securities Fund/VA - Service Shares
         (Cost $1,079,021)                                            39,041     1,294,586      516,368       49,296
    Oppenheimer Main Street Fund/VA - Service Shares (Cost
         $228,266)                                                    11,475       248,215      168,207        9,745
                                                                  ----------   -----------   ----------   ----------
       Total (Cost $2,079,502)                                        72,600     2,387,054      914,200      103,690
                                                                  ----------   -----------   ----------   ----------

PIMCO VARIABLE INSURANCE TRUST (4.0%)
    Real Return Portfolio - Administrative Class (Cost
         $1,090,711)                                                  85,053     1,079,329      675,505      164,694
    Total Return Portfolio - Administrative Class (Cost
         $2,433,840)                                                 232,608     2,381,906      944,409      549,448
                                                                  ----------   -----------   ----------   ----------
       Total (Cost $3,524,551)                                       317,661     3,461,235    1,619,914      714,142
                                                                  ----------   -----------   ----------   ----------

PIONEER VARIABLE CONTRACTS TRUST (20.2%)
    Pioneer  AmPac Growth VCT Portfolio - Class II (Cost
         $83,974)                                                      8,684        88,745       27,021       11,325
    Pioneer America Income VCT Portfolio - Class II Shares
         (Cost $936,079)                                              92,702       913,119      333,232       26,818
    Pioneer Balanced VCT Portfolio - Class II Shares (Cost
         $430,142)                                                    30,301       444,514      152,452      170,937
    Pioneer Cullen Value VCT Portfolio - Class II Shares (Cost
         $227,791)                                                    21,709       238,582      228,665          902
    Pioneer Emerging Markets VCT Portfolio - Class II Shares
         (Cost $332,677)                                              18,318       509,986      115,232       80,859
    Pioneer Equity Income VCT Portfolio - Class II Shares
         (Cost $1,397,883)                                            71,720     1,532,647      435,506       83,506
    Pioneer Europe VCT Portfolio - Class II Shares (Cost
         $67,231)                                                      6,801        76,172       34,468        5,581
    Pioneer Fund VCT Portfolio - Class II Shares (Cost
         $1,539,205)                                                  78,767     1,692,713      623,400      140,245
    Pioneer Global High Yield VCT Portfolio - Class II Shares
         (Cost $111,786)                                              11,167       111,894      112,103          314
    Pioneer Growth Shares VCT Portfolio - Class II Shares
         (Cost $340,119)                                              28,114       371,104      123,503       29,901
    Pioneer High Yield VCT Portfolio - Class II Shares (Cost
         $1,780,982)                                                 158,976     1,729,659    1,006,874      439,313
    Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
         Class II Shares (Cost $39,048)                                3,611        39,651       39,152          107
    Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
         II Shares (Cost $1,797,221)                                 171,142     1,844,913    1,802,407        5,283
    Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class
         II Shares (Cost $393,247)                                    38,470       408,934      955,935      574,412
    Pioneer International Value VCT Portfolio - Class II
         Shares (Cost $273,978)                                       24,192       329,738      209,074       26,175
    Pioneer Mid Cap Value VCT Portfolio - Class II Shares
         (Cost $1,367,940)                                            60,051     1,484,471      678,415      207,664
    Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
         II Shares (Cost $745,533)                                    68,071       815,491      509,582       41,808
    Pioneer Real Estate Shares VCT Portfolio - Class II Shares
         (Cost $885,270)                                              39,975     1,042,951      538,676      145,968
    Pioneer Small and Mid Cap Growth VCT Portfolio - Class II
         (Cost $247,997)                                              23,796       270,566      122,207       21,270

                                                                         FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                  --------------------------------------------------

                                                                    NO. OF        MARKET      COST OF      PROCEEDS
INVESTMENTS                                                         SHARES        VALUE      PURCHASES    FROM SALES
                                                                  ----------   -----------   ----------   ----------
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
    Pioneer Small Cap Value VCT Portfolio - Class II Shares
         (Cost $630,241)                                              43,154   $   693,488   $  400,215   $   54,692
    Pioneer Small Company VCT Portfolio - Class II Shares
         (Cost $105,852)                                               9,158       107,239       23,095       14,795
    Pioneer Strategic Income VCT Portfolio - Class II Shares
         (Cost $2,038,101)                                           186,420     2,005,874    1,107,559      318,289
    Pioneer Value VCT Portfolio - Class II Shares (Cost
         $610,976)                                                    48,045       668,783      217,224       26,601
                                                                  ----------   -----------   ----------   ----------
       Total (Cost $16,383,273)                                    1,243,344    17,421,234    9,795,997    2,426,765
                                                                  ----------   -----------   ----------   ----------

PUTNAM VARIABLE TRUST (0.9%)
    Putnam VT International Equity Fund - Class IB Shares
         (Cost $56,898)                                                4,568        74,277        1,645        4,203
    Putnam VT Small Cap Value Fund - Class IB Shares (Cost
         $651,845)                                                    30,909       708,737      411,402       58,956
                                                                  ----------   -----------   ----------   ----------
       Total (Cost $708,743)                                          35,477       783,014      413,047       63,159
                                                                  ----------   -----------   ----------   ----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (3.7%)
    All Cap Fund - Class I (Cost $405,489)                            24,825       430,719      193,306      203,838
    Investors Fund - Class I (Cost $410,232)                          31,389       456,402      141,298       60,003
    Large Cap Growth Fund - Class I (Cost $430,384)                   38,835       478,446       85,414      104,927
    Salomon Brothers Variable All Cap Fund - Class II (Cost
         $49,758)                                                      2,935        50,948       49,939          192
    Small Cap Growth Fund - Class I (Cost $1,024,865)                 79,291     1,081,534      418,231       67,742
    Total Return Fund - Class II (Cost $649,252)                      57,983       665,645      230,254       13,278
                                                                  ----------   -----------   ----------   ----------
       Total (Cost $2,969,980)                                       235,258     3,163,694    1,118,442      449,980
                                                                  ----------   -----------   ----------   ----------

THE TRAVELERS SERIES TRUST (11.0%)
    AIM Capital Appreciation Portfolio (Cost $68,126)                  6,618        76,840       31,497        6,101
    Convertible Securities Portfolio (Cost $305,310)                  25,178       298,364      116,405       14,241
    Disciplined Mid Cap Stock Portfolio (Cost $400,395)               21,408       470,130       26,431       26,853
   Equity Income Portfolio (Cost $1,045,492)                          63,180     1,117,024      418,506      213,072
    Federated High Yield Portfolio (Cost $465,507)                    53,830       475,861      152,457      153,820
    Federated Stock Portfolio (Cost $158,320)                         10,081       175,804       58,345       87,921
    Large Cap Portfolio (Cost $490,492)                               37,497       567,711      104,807       83,629
    Managed Allocation Series: Aggressive Portfolio (Cost
         $35,418)                                                      3,281        36,877       35,589          175
    Managed Allocation Series: Conservative Portfolio (Cost
         $2,005)                                                         196         2,025        2,015           10
    Managed Allocation Series: Moderate Portfolio (Cost
         $120,582)                                                    11,388       122,992      121,064          488
    Mercury Large Cap Core Portfolio (Cost $453,314)                  55,622       564,008       86,927       50,738
    MFS Emerging Growth Portfolio (Cost $0)                                -             -       21,477      109,515
    MFS Mid Cap Growth Portfolio (Cost $256,569)                      35,749       289,208      134,176       68,971
    MFS Total Return Portfolio (Cost $2,754,204)                     163,863     2,693,916    1,353,446      341,071
    MFS Value Portfolio (Cost $227,316)                               18,156       225,864      205,067        6,299
    Mondrian International Stock Portfolio (Cost $301,462)            28,824       360,300       95,061       16,685
    Pioneer Fund Portfolio (Cost $48,504)                              4,140        52,791       29,718          798
    Pioneer Mid Cap Value Portfolio (Cost $12,698)                     1,197        12,902       12,760           61
    Pioneer Strategic Income Portfolio (Cost $614,163)                63,657       593,923      270,131       35,363
    Strategic Equity Portfolio (Cost $69,800)                          4,476        79,635       22,626        8,359
    Style Focus Series: Small Cap Growth Portfolio (Cost
         $21,515)                                                      1,895        21,455       21,650          134
    Style Focus Series: Small Cap Value Portfolio (Cost
         $43,608)                                                      3,883        43,456       43,833          225
    Travelers Quality Bond Portfolio (Cost $966,090)                  85,611       959,700      423,112      304,264
    U.S. Government Securities Portfolio (Cost $255,664)              19,359       257,285      130,846       32,128
                                                                  ----------   -----------   ----------   ----------
       Total (Cost $9,116,554)                                       719,089     9,498,071    3,917,946    1,560,921
                                                                  ----------   -----------   ----------   ----------

TRAVELERS SERIES FUND INC. (0.4%)
    SB Adjustable Rate Income Portfolio - Class I Shares (Cost
         $155,032)                                                    15,315       152,229       97,120        2,166
    Social Awareness Stock Portfolio (Cost $152,669)                   6,191       155,941      147,308        1,127
                                                                  ----------   -----------   ----------   ----------
       Total (Cost $307,701)                                          21,506       308,170      244,428        3,293
                                                                  ----------   -----------   ----------   ----------

                                                                         FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                  --------------------------------------------------

                                                                    NO. OF        MARKET      COST OF      PROCEEDS
INVESTMENTS                                                         SHARES        VALUE      PURCHASES    FROM SALES
                                                                  ----------   -----------   ----------   ----------
VAN KAMPEN LIFE INVESTMENT TRUST (1.1%)
    Comstock Portfolio - Class II Shares (Cost $870,059)              69,165   $   944,098   $  429,085   $   29,583
    Enterprise Portfolio - Class II Shares (Cost $27,021)              2,032        29,660          132          546
                                                                  ----------   -----------   ----------   ----------
       Total (Cost $897,080)                                          71,197       973,758      429,217       30,129
                                                                  ----------   -----------   ----------   ----------

VARIABLE INSURANCE PRODUCTS FUND (4.8%)
    Contrafund(R) Portfolio - Service Class 2 (Cost $1,521,302)       59,424     1,823,730      921,399      173,402
    Dynamic Capital Appreciation Portfolio - Service Class 2
         (Cost $127,142)                                              18,937       162,477        2,022        8,951
    Mid Cap Portfolio - Service Class 2 (Cost $1,801,884)             63,942     2,216,864      938,856       83,377
                                                                  ----------   -----------   ----------   ----------
       Total (Cost $3,450,328)                                       142,303     4,203,071    1,862,277      265,730
                                                                  ----------   -----------   ----------   ----------

6. FINANCIAL HIGHLIGHTS

                                         YEAR             UNIT VALUE     NET    INVESTMENT (1)  EXPENSE RATIO (2)   TOTAL RETURN (3)
                                        ENDED    UNITS    LOWEST TO    ASSETS       INCOME          LOWEST TO          LOWEST TO
                                        DEC 31  (000S)   HIGHEST ($)   ($000S)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        ------  ------  -------------  -------  --------------  -----------------  ----------------
CAPITAL APPRECIATION FUND                 2005     166  1.640 - 1.671      275              -        1.45 - 2.15       4.15 - 16.53
                                          2004     106  1.418 - 1.434      151              -        1.45 - 2.15      12.82 - 19.05
                                          2003      19  1.213 - 1.217       23           0.18        1.55 - 1.95        4.46 - 4.75

HIGH YIELD BOND TRUST                     2005     461  1.050 - 1.063      487           0.01        1.45 - 2.45      (0.85) - 0.47
                                          2004     241  1.059 - 1.064      256          24.18        1.45 - 2.15        0.86 - 7.26

MANAGED ASSETS TRUST                      2005     374  1.076 - 1.087      405           0.02        1.45 - 2.05        1.89 - 4.93
                                          2004     136  1.058 - 1.062      144           3.20        1.45 - 1.95        3.12 - 7.93

MONEY MARKET PORTFOLIO                    2005     991  0.986 - 1.006      986           2.87        1.45 - 2.15        0.72 - 1.41
                                          2004   1,561  0.979 - 0.993    1,536           1.32        1.45 - 2.15      (1.11) - 0.00
                                          2003     190  0.990 - 0.994      189           0.27        1.55 - 2.15     (0.60) - (0.20)

AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Capital Appreciation Fund -
    Series II                             2005     406  1.120 - 1.371      547              -        1.50 - 2.25        2.04 - 7.00
                                          2004     306  1.126 - 1.285      387              -        1.45 - 2.15       0.39 - 14.00
                                          2003      34  1.220 - 1.225       41              -        1.55 - 2.15        3.39 - 9.96

  AIM V.I. Mid Cap Core Equity Fund -
    Series II                             2005     414  1.118 - 1.474      571           0.41        1.45 - 2.25        1.08 - 8.14
                                          2004     158  1.190 - 1.392      213           0.05        1.50 - 2.15       6.41 - 11.22
                                          2003      17          1.239       21              -               2.15               2.74

ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Large-Cap Growth
    Portfolio - Class B                   2005      42  1.368 - 1.387       58              -        1.45 - 1.95      12.59 - 13.22
                                          2004      41  1.215 - 1.225       50              -        1.45 - 1.95        6.02 - 9.39
                                          2003      23  1.144 - 1.147       26              -        1.45 - 1.85        2.32 - 2.60

AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares     2005   1,504  1.242 - 1.661    2,465           0.69        1.45 - 2.25       5.78 - 12.46
                                          2004   1,253  1.114 - 1.477    1,836           0.42        1.45 - 2.25       4.01 - 15.56
                                          2003     346  1.315 - 1.321      455           0.01        1.45 - 2.15       5.85 - 20.73

  Growth Fund - Class 2 Shares            2005   5,732  1.148 - 1.600    9,058           0.74        1.45 - 2.35       8.79 - 14.53
                                          2004   4,392  1.086 - 1.397    6,090           0.25        1.45 - 2.35       4.22 - 10.80
                                          2003   1,206  1.252 - 1.259    1,514           0.22        1.55 - 2.35       3.13 - 15.71

  Growth-Income Fund - Class 2 Shares     2005   6,782  1.099 - 1.427    9,551           1.42        1.45 - 2.45      (0.27) - 4.31
                                          2004   5,422  1.065 - 1.368    7,362           1.28        1.45 - 2.35        2.11 - 8.74
                                          2003   1,419  1.250 - 1.258    1,779           1.72        1.45 - 2.35       6.97 - 15.85

DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard
    Class                                 2005   1,175  1.698 - 1.731    2,008           1.75        1.45 - 2.15        4.88 - 5.68
                                          2004     954  1.619 - 1.638    1,550           1.23        1.45 - 2.15      28.80 - 38.04
                                          2003     201  1.261 - 1.265      253              -        1.45 - 1.95       4.13 - 17.46

DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Appreciation
    Portfolio - Initial Shares            2005     160  1.044 - 1.249      197           0.01        1.45 - 2.35      (2.25) - 2.88
                                          2004      94  1.196 - 1.214      114           1.84        1.45 - 2.35        1.76 - 3.51
                                          2003      67  1.165 - 1.172       78           3.10        1.55 - 2.35       6.18 - 15.58

  Dreyfus VIF - Developing Leaders
    Portfolio - Initial Shares            2005     351  1.129 - 1.471      510              -        1.45 - 2.45      (1.05) - 4.78
                                          2004     201  1.399 - 1.411      283           0.33        1.45 - 1.95        4.68 - 9.72
                                          2003      43  1.281 - 1.286       56           0.06        1.45 - 1.95       0.87 - 18.09

                                         YEAR             UNIT VALUE     NET    INVESTMENT (1)  EXPENSE RATIO (2)  TOTAL RETURN (3)
                                        ENDED    UNITS    LOWEST TO    ASSETS       INCOME          LOWEST TO          LOWEST TO
                                        DEC 31  (000S)   HIGHEST ($)   ($000S)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        ------  ------  -------------  -------  --------------  -----------------  ----------------
FAM VARIABLE SERIES FUNDS, INC.
  Mercury Global Allocation V.I.
    Fund - Class III                      2005     873  1.299 - 1.319    1,140            2.79        1.45 - 2.15      7.80 - 10.28
                                          2004     577  1.205 - 1.213      698            6.20        1.55 - 2.15      7.75 - 14.65

  Mercury Value Opportunities V.I.
    Fund - Class III                      2005     527  1.297 - 1.316      688            0.72        1.45 - 2.15       7.81 - 8.49
                                          2004     419  1.203 - 1.213      506               -        1.45 - 2.15      5.30 - 19.68
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Rising Dividends Securities
    Fund - Class 2 Shares                 2005   1,721  1.085 - 1.353    2,265            0.88        1.50 - 2.25       1.14 - 5.54
                                          2004   1,265  1.182 - 1.331    1,633            0.49        1.45 - 2.15       5.00 - 9.33
                                          2003      50  1.211 - 1.216       61            0.21        1.55 - 2.15      2.71 - 14.07

  Franklin Small-Mid Cap Growth
    Securities Fund - Class 2 Shares      2005     512  1.112 - 1.512      731               -        1.50 - 2.25      1.70 - 12.71
                                          2004     430  1.179 - 1.468      608               -        1.45 - 2.15      4.82 - 15.00
                                          2003      16  1.330 - 1.336       21               -        1.45 - 2.15       1.22 - 4.62
  Mutual Shares Securities Fund -
    Class 2 Shares                        2005     817  1.190 - 1.461    1,178            0.87        1.45 - 2.25       0.25 - 8.95
                                          2004     474  1.325 - 1.341      631            0.76        1.45 - 2.15      3.83 - 10.94
                                          2003     136  1.202 - 1.207      164            0.09        1.55 - 2.15      3.16 - 13.05
  Templeton Developing Markets
    Securities Fund - Class 2 Shares      2005     271  2.243 - 2.285      612            1.18        1.45 - 2.15     10.62 - 25.55
                                          2004     166  1.798 - 1.820      300            1.73        1.45 - 2.15     11.79 - 26.00
                                          2003      34  1.475 - 1.476       51               -        1.85 - 1.95      5.65 - 27.60
  Templeton Foreign Securities Fund -
    Class 2 Shares                        2005     798  1.076 - 1.699    1,297            1.15        1.45 - 2.15      7.49 - 10.61
                                          2004     515  1.291 - 1.564      770            0.67        1.45 - 2.15     11.60 - 16.89
                                          2003      10  1.335 - 1.338       14               -        1.55 - 1.95     10.15 - 12.25
  Templeton Growth Securities Fund -
    Class 2 Shares                        2005     707  1.192 - 1.630    1,138            0.98        1.45 - 2.25       0.08 - 7.31
                                          2004     447  1.502 - 1.519      675            1.09        1.45 - 2.15      8.35 - 14.98
                                          2003      67  1.324 - 1.325       89            0.11        1.85 - 1.95      6.85 - 19.17
GREENWICH STREET SERIES FUND
  Equity Index Portfolio - Class II
    Shares                                2005   1,423  1.030 - 1.354    1,902            1.34        1.45 - 2.15       2.07 - 2.73
                                          2004   1,251  1.302 - 1.318    1,636            1.77        1.45 - 2.15       5.69 - 8.58
                                          2003     429  1.207 - 1.212      519            2.02        1.55 - 2.15      7.38 - 20.00
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares          2005     428  1.457 - 1.484      629               -        1.45 - 2.15       7.58 - 8.32
                                          2004     235  1.354 - 1.370      321               -        1.45 - 2.15      2.78 - 10.66
                                          2003      29          1.271       36               -               1.85             10.23
  Salomon Brothers Variable Aggressive
    Growth Fund - Class II Shares         2005     872  1.237 - 1.453    1,249               -        1.50 - 2.15      7.28 - 12.65
                                          2004     633  1.149 - 1.346      842               -        1.50 - 2.15      1.21 - 10.32
                                          2003       1  1.253 - 1.257        2               -        1.55 - 1.95       5.65 - 9.21
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares          2005      71  1.324 - 1.342       96            0.41        1.45 - 1.95       1.61 - 2.21
                                          2004      39  1.303 - 1.313       51            1.18        1.45 - 1.95       5.21 - 7.95

                                         YEAR             UNIT VALUE     NET    INVESTMENT (1)  EXPENSE RATIO (2)  TOTAL RETURN (3)
                                        ENDED    UNITS    LOWEST TO    ASSETS       INCOME          LOWEST TO          LOWEST TO
                                        DEC 31  (000S)   HIGHEST ($)   ($000S)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        ------  ------  -------------  -------  --------------  -----------------  ----------------
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares     2005      58  1.224 - 1.237       72           1.96        1.55 - 1.95        5.61 - 6.00
                                          2004      76  1.159 - 1.167       89           2.60        1.55 - 1.95        5.71 - 6.14
                                          2003      24          1.092       26           0.91               1.95               4.90
  Global Life Sciences Portfolio -
    Service Shares                        2005      27  1.467 - 1.487       39              -        1.45 - 1.95      10.14 - 10.72
                                          2004      27  1.332 - 1.343       36              -        1.45 - 1.95       5.66 - 12.03
                                          2003      13          1.189       15              -               1.95               1.62
  Global Technology Portfolio -
    Service Shares                        2005      64  1.492 - 1.512       95              -        1.45 - 1.95        9.46 - 9.96
                                          2004      38  1.363 - 1.375       52              -        1.45 - 1.95      (0.87) - 6.72
                                          2003       3          1.387        4              -               1.45               3.35
  Worldwide Growth Portfolio -
    Service Shares                        2005      14          1.331       19           1.24               1.85               3.66
                                          2004      13          1.284       17           1.06               1.85               2.64
                                          2003       5          1.251        6           0.23               1.85              11.80
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap
    Portfolio                             2005     372  1.521 - 1.550      570              -        1.45 - 2.15        1.74 - 2.51
                                          2004     247  1.495 - 1.512      370              -        1.45 - 2.15       3.74 - 13.19
                                          2003      69  1.329 - 1.334       92              -        1.55 - 2.15        1.53 - 9.79
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio             2005   1,206  1.028 - 1.406    1,672           1.17        1.45 - 2.15        1.10 - 4.05
                                          2004     662  1.365 - 1.381      907           1.81        1.45 - 2.15       3.14 - 16.24
                                          2003      28  1.240 - 1.243       34           1.27        1.55 - 1.95       4.38 - 16.53

  Mid-Cap Value Portfolio                 2005     927  1.077 - 1.642    1,504           0.53        1.45 - 2.35        5.74 - 6.85
                                          2004     551  1.516 - 1.539      841           0.61        1.45 - 2.35      17.30 - 22.18
                                          2003      66  1.252 - 1.258       83           0.85        1.55 - 2.35      10.06 - 17.12
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares              2005     646  1.074 - 1.340      844           0.67        1.45 - 2.25        2.57 - 9.39
                                          2004     495  1.136 - 1.295      625           0.05        1.50 - 2.15        4.06 - 9.58
                                          2003      30          1.233       37              -               1.55              12.30
  Oppenheimer Global Securities
    Fund/VA - Service Shares              2005     740  1.305 - 1.838    1,295           0.77        1.50 - 2.25       7.50 - 17.07
                                          2004     432  1.343 - 1.657      682           0.24        1.45 - 2.15      10.10 - 20.81
                                          2003      18  1.408 - 1.413       25              -        1.55 - 2.15        0.93 - 6.99
  Oppenheimer Main Street Fund/VA -
    Service Shares                        2005     227  1.089 - 1.098      248           0.48        1.45 - 1.95        3.71 - 4.17
                                          2004      71  1.050 - 1.054       74              -        1.45 - 1.95        7.23 - 9.49
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio -
    Administrative Class                  2005     965  1.066 - 1.131    1,079           2.90        1.45 - 2.25      (0.09) - 1.47
                                          2004     523  1.111 - 1.124      585           1.20        1.45 - 2.15        1.27 - 7.35
                                          2003      47  1.044 - 1.047       49           0.19        1.45 - 1.95        0.19 - 3.26

  Total Return Portfolio -
    Administrative Class                  2005   2,273  1.039 - 1.058    2,382           3.44        1.45 - 2.45        0.19 - 0.95
                                          2004   1,968  1.036 - 1.048    2,051           1.95        1.45 - 2.25      (0.10) - 3.35
                                          2003     427  1.009 - 1.014      432           1.46        1.45 - 2.15      (1.27) - 3.58

                                           YEAR             UNIT VALUE     NET   INVESTMENT (1) EXPENSE RATIO (2)   TOTAL RETURN (3)
                                           ENDED   UNITS    LOWEST TO     ASSETS     INCOME          LOWEST TO         LOWEST TO
                                          DEC 31  (000S)   HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          ------  ------  -------------  -------  -------------  ----------------  -----------------
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer  AmPac Growth VCT Portfolio -
      Class II                              2005      89  0.986 - 0.999       89           0.37       1.50 - 2.15      (1.00) - 1.02
                                            2004      72  0.997 - 1.002       72              -       1.50 - 2.15        0.60 - 6.74
  Pioneer America Income VCT Portfolio -
     Class II Shares                        2005     910  0.996 - 1.028      913           4.46       1.50 - 2.25      (0.96) - 0.71
                                            2004     625  1.000 - 1.023      627           4.71       1.45 - 2.15        0.20 - 2.56
                                            2003       8          0.996        8           0.03              1.55                  -
  Pioneer Balanced VCT Portfolio - Class
     II Shares                              2005     387  1.098 - 1.168      444           1.74       1.50 - 2.15        1.50 - 2.19
                                            2004     409  1.079 - 1.143      456           2.87       1.50 - 2.15        0.84 - 5.07
                                            2003       -          1.107        -              -              1.95               3.85
  Pioneer Cullen Value VCT Portfolio -
     Class II Shares                        2005     220  1.082 - 1.086      239              -       1.50 - 1.95        4.32 - 6.59
  Pioneer Emerging Markets VCT Portfolio
     - Class II Shares                      2005     224  1.888 - 2.397      510           0.47       1.45 - 2.15      11.01 - 35.65
                                            2004     196  1.398 - 1.767      333           0.65       1.45 - 2.15       9.42 - 27.47
                                            2003       -  1.506 - 1.511        -              -       1.45 - 1.95       8.42 - 12.34
  Pioneer Equity Income VCT Portfolio -
     Class II Shares                        2005   1,111  1.161 - 1.430    1,533           2.16       1.50 - 2.25        0.28 - 4.00
                                            2004     850  1.240 - 1.377    1,131           2.95       1.50 - 2.15      10.13 - 14.27
                                            2003      12          1.205       15           0.57              1.55              10.86

  Pioneer Europe VCT Portfolio - Class
     II Shares                              2005      50  1.442 - 1.568       76           0.51       1.50 - 1.95        5.73 - 6.20
                                            2004      30  1.363 - 1.483       42           0.14       1.50 - 1.95       3.34 - 20.37

  Pioneer Fund VCT Portfolio - Class II
     Shares                                 2005   1,270  1.134 - 1.382    1,693           1.16       1.50 - 2.15        1.11 - 5.59
                                            2004     890  1.186 - 1.327    1,140           1.26       1.45 - 2.15       6.08 - 10.04
                                            2003       5  1.209 - 1.213        6           0.34       1.55 - 1.95        0.25 - 8.24
  Pioneer Global High Yield VCT
     Portfolio - Class II Shares            2005     108  1.037 - 1.041      112           2.83       1.55 - 1.95        1.46 - 1.76
  Pioneer Growth Shares VCT Portfolio -
     Class II Shares                        2005     311  1.092 - 1.228      371           0.60       1.50 - 2.25      (1.59) - 6.82
                                            2004     223  1.088 - 1.208      267              -       1.55 - 2.15       0.25 - 11.54
                                            2003       -          1.151        -              -              1.95               2.49
  Pioneer High Yield VCT Portfolio -
     Class II Shares                        2005   1,439  1.079 - 1.224    1,730           5.24       1.50 - 2.25      (0.50) - 0.50
                                            2004   1,048  1.123 - 1.223    1,263           4.98       1.50 - 2.15        3.57 - 7.40
                                            2003      15  1.149 - 1.153       17           1.50       1.55 - 1.95        2.77 - 6.17
  Pioneer Ibbotson Aggressive Allocation
     VCT Portfolio - Class II Shares        2005      37  1.081 - 1.083       40              -       1.75 - 2.05        0.28 - 6.80
  Pioneer Ibbotson Growth Allocation VCT
     Portfolio - Class II Shares            2005   1,736  1.059 - 1.065    1,845              -       1.55 - 2.25        1.92 - 7.16
  Pioneer Ibbotson Moderate Allocation
     VCT Portfolio - Class II Shares        2005     390  1.045 - 1.051      409              -       1.50 - 2.25        2.55 - 7.27
  Pioneer International Value VCT
     Portfolio - Class II Shares            2005     201  1.319 - 1.688      330           0.06       1.50 - 2.25      10.28 - 19.98
                                            2004      70  1.338 - 1.504      101           0.34       1.50 - 2.15       4.23 - 17.67
  Pioneer Mid Cap Value VCT Portfolio -
     Class II Shares                        2005     927  1.204 - 1.682    1,484           0.21       1.50 - 2.25        1.09 - 7.95
                                            2004     651  1.346 - 1.587      993           0.16       1.50 - 2.15      13.27 - 19.86
                                            2003      11          1.324       15              -              1.55              14.04

                                           YEAR             UNIT VALUE     NET   INVESTMENT (1) EXPENSE RATIO (2)   TOTAL RETURN (3)
                                           ENDED   UNITS    LOWEST TO     ASSETS     INCOME          LOWEST TO         LOWEST TO
                                          DEC 31  (000S)   HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          ------  ------  -------------  -------  -------------  ----------------  -----------------
PIONEER VARIABLE CONTRACTS TRUST
   (CONTINUED)
  Pioneer Oak Ridge Large Cap Growth VCT
     Portfolio - Class II Shares            2005     701  1.137 - 1.169      815           0.13       1.45 - 2.15       5.87 - 14.38
                                            2004     265  1.090 - 1.096      290              -       1.50 - 2.15       6.76 - 13.46
  Pioneer Real Estate Shares VCT
     Portfolio - Class II Shares            2005     561  1.470 - 1.901    1,043           3.16       1.50 - 2.25       4.03 - 20.13
                                            2004     341  1.458 - 1.681      563           4.08       1.50 - 2.15      17.37 - 35.50
                                            2003       -          1.258        -           1.26              1.95               9.11
  Pioneer Small and Mid Cap Growth VCT
     Portfolio - Class II                   2005     246  1.094 - 1.108      271              -       1.45 - 2.15        2.34 - 7.36
                                            2004     145  1.069 - 1.074      156              -       1.50 - 2.15        2.10 - 9.15
  Pioneer Small Cap Value VCT Portfolio
     - Class II Shares                      2005     419  1.254 - 1.749      693              -       1.50 - 2.25       4.76 - 13.33
                                            2004     214  1.290 - 1.599      317              -       1.50 - 2.15      11.51 - 18.01
                                            2003       7          1.355       10              -              1.55              13.01
  Pioneer Small Company VCT Portfolio -
     Class II Shares                        2005      77  1.102 - 1.419      107              -       1.90 - 2.25      (0.49) - 1.94
                                            2004      79  1.178 - 1.423      108              -       1.90 - 2.15       6.86 - 13.60
  Pioneer Strategic Income VCT Portfolio
     - Class II Shares                      2005   1,708  1.101 - 1.193    2,006           5.58       1.45 - 2.25      (0.99) - 1.47
                                            2004   1,097  1.138 - 1.181    1,285           5.62       1.45 - 2.15        6.06 - 9.26
                                            2003      19  1.086 - 1.089       20           1.79       1.55 - 1.95        4.41 - 5.95
  Pioneer Value VCT Portfolio - Class II
     Shares                                 2005     508  1.225 - 1.347      669           0.09       1.50 - 2.15        2.47 - 3.26
                                            2004     354  1.195 - 1.309      454           0.05       1.45 - 2.15       5.48 - 11.37
                                            2003       3          1.192        4              -              1.55               0.34
PUTNAM VARIABLE TRUST
  Putnam VT International Equity Fund -
     Class IB Shares                        2005      46  1.618 - 1.639       74           1.45       1.45 - 1.95      10.07 - 10.59
                                            2004      47  1.470 - 1.482       70           1.11       1.45 - 1.95      12.39 - 14.53
                                            2003      22  1.291 - 1.294       29              -       1.45 - 1.85       9.85 - 18.07
  Putnam VT Small Cap Value Fund - Class
     IB Shares                              2005     383  1.057 - 1.878      709           0.14       1.45 - 2.25      (2.19) - 5.91
                                            2004     195  1.759 - 1.780      346           0.12       1.45 - 2.15      15.92 - 24.39
                                            2003      17  1.424 - 1.431       24              -       1.45 - 2.15       4.84 - 27.71
SALOMON BROTHERS VARIABLE SERIES FUNDS
  INC.
  All Cap Fund - Class I                    2005     303  1.409 - 1.436      431           0.95       1.45 - 2.15        1.81 - 2.57
                                            2004     317  1.384 - 1.400      441           0.71       1.45 - 2.15        1.90 - 6.71
                                            2003      50  1.307 - 1.312       65           0.63       1.45 - 1.95       4.63 - 18.80

  Investors Fund - Class I                  2005     316  1.433 - 1.456      456           1.30       1.45 - 2.05        4.37 - 4.97
                                            2004     256  1.373 - 1.387      353           2.26       1.45 - 2.05       4.13 - 13.52
                                            2003      95  1.271 - 1.272      121           3.59       1.85 - 1.95      10.51 - 13.28

  Large Cap Growth Fund - Class I           2005     358  1.313 - 1.345      478           0.02       1.45 - 2.35        2.74 - 3.70
                                            2004     363  1.278 - 1.297      468           0.31       1.45 - 2.35     (3.37) - 14.13
                                            2003     132  1.303 - 1.306      172              -       1.85 - 2.15       5.34 - 11.83
  Salomon Brothers Variable All Cap Fund
     - Class II                             2005      49  1.037 - 1.038       51           1.66       1.45 - 1.55        8.70 - 9.15

  Small Cap Growth Fund - Class I           2005     655  1.197 - 1.679    1,081              -       1.45 - 2.35      (1.48) - 3.39
                                            2004     472  1.599 - 1.624      760              -       1.45 - 2.35       7.12 - 22.06
                                            2003      76  1.422 - 1.427      108              -       1.85 - 2.35       2.74 - 24.85

                                           YEAR             UNIT VALUE     NET   INVESTMENT (1) EXPENSE RATIO (2)   TOTAL RETURN (3)
                                           ENDED   UNITS    LOWEST TO     ASSETS     INCOME          LOWEST TO         LOWEST TO
                                          DEC 31  (000S)   HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          ------  ------  -------------  -------  -------------  ----------------  -----------------
SALOMON BROTHERS VARIABLE SERIES FUNDS
  INC. (CONTINUED)
  Total Return Fund - Class II              2005     558  1.141 - 1.207      666           1.97       1.50 - 2.15        0.76 - 1.41
                                            2004     376  1.129 - 1.191      443           3.30       1.50 - 2.15        4.32 - 6.82
                                            2003      43  1.112 - 1.115       48           0.45       1.55 - 1.95        4.02 - 4.30
THE TRAVELERS SERIES TRUST
  AIM Capital Appreciation Portfolio        2005      56  1.362 - 1.380       77           0.25       1.45 - 1.95        6.66 - 7.14
                                            2004      35  1.277 - 1.288       45           0.17       1.45 - 1.95        3.23 - 8.94
                                            2003      10  1.226 - 1.227       12              -       1.45 - 1.55        2.42 - 2.59

  Convertible Securities Portfolio          2005     257  1.020 - 1.183      298           2.96       1.45 - 2.45    (1.78) - (0.39)
                                            2004     174  1.182 - 1.196      207           5.42       1.45 - 2.15        3.23 - 5.53
                                            2003      12  1.139 - 1.142       13           3.66       1.45 - 1.85        0.09 - 7.96

  Disciplined Mid Cap Stock Portfolio       2005     286  1.632 - 1.654      470              -       1.45 - 1.95      10.27 - 10.78
                                            2004     285  1.480 - 1.493      423           0.73       1.45 - 1.95      14.20 - 14.76
                                            2003      32  1.296 - 1.301       41           1.71       1.45 - 1.95       1.41 - 18.60

  Equity Income Portfolio                   2005     818  1.126 - 1.378    1,117              -       1.45 - 2.25      (1.75) - 3.25
                                            2004     664  1.327 - 1.338      883           2.53       1.45 - 1.95        7.71 - 8.25
                                            2003      97  1.232 - 1.236      120           1.19       1.45 - 1.95       0.00 - 13.13

  Federated High Yield Portfolio            2005     395  1.198 - 1.220      476              -       1.45 - 2.15        0.42 - 1.08
                                            2004     392  1.193 - 1.207      470          10.80       1.45 - 2.15        0.93 - 8.66
                                            2003      74  1.106 - 1.109       82          12.48       1.55 - 1.95        3.26 - 6.34

  Federated Stock Portfolio                 2005     126  1.390 - 1.416      176              -       1.45 - 2.15        3.04 - 3.81
                                            2004     142  1.349 - 1.364      193           2.77       1.45 - 2.15        1.81 - 8.87
                                            2003      20  1.248 - 1.251       25           2.42       1.55 - 1.95       4.60 - 13.25

  Large Cap Portfolio                       2005     429  1.313 - 1.338      568              -       1.45 - 2.15        6.40 - 7.13
                                            2004     401  1.234 - 1.249      498           1.10       1.45 - 2.15        2.38 - 7.13
                                            2003     140  1.184 - 1.186      166           0.64       1.85 - 2.15        4.49 - 7.23
  Managed Allocation Series:
     Aggressive Portfolio                   2005      34  1.072 - 1.074       37              -       1.45 - 1.80        4.17 - 5.10
  Managed Allocation Series:
     Conservative Portfolio                 2005       2          1.012        2           0.57              2.05               1.20

  Managed Allocation Series:
     Moderate Portfolio                     2005     119  1.028 - 1.031      123           0.83       1.45 - 2.05        2.29 - 3.10

  Mercury Large Cap Core Portfolio          2005     389  1.439 - 1.466      564              -       1.45 - 2.15       9.68 - 10.39
                                            2004     356  1.312 - 1.328      470           1.14       1.45 - 2.15      13.73 - 20.88
                                            2003      22  1.158 - 1.162       25           0.75       1.55 - 1.95        3.20 - 8.53

  MFS Mid Cap Growth Portfolio              2005     199  1.438 - 1.466      289              -       1.45 - 2.15        0.84 - 1.59
                                            2004     148  1.426 - 1.443      212              -       1.45 - 2.15      11.67 - 21.77
                                            2003      42  1.277 - 1.280       54              -       1.85 - 2.15       6.05 - 15.46

  MFS Total Return Portfolio                2005   2,167  1.012 - 1.256    2,694           2.47       1.45 - 2.15        0.74 - 3.05
                                            2004   1,458  1.224 - 1.238    1,793           4.30       1.45 - 2.15       6.57 - 11.25
                                            2003     338  1.122 - 1.127      380           8.55       1.45 - 2.15       4.26 - 10.28

                                           YEAR             UNIT VALUE     NET    INVESTMENT (1) EXPENSE RATIO (2)  TOTAL RETURN (3)
                                           ENDED   UNITS    LOWEST TO     ASSETS      INCOME         LOWEST TO         LOWEST TO
                                          DEC 31  (000S)   HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          ------  ------  -------------  -------  -------------- ----------------- -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  MFS Value Portfolio                       2005     195  1.156 - 1.167      226           1.89       1.45 - 2.05       1.30 - 4.95
                                            2004      27  1.109 - 1.112       30           1.80       1.45 - 1.95      2.87 - 13.51

  Mondrian International Stock Portfolio    2005     234  1.523 - 1.560      360           0.05       1.45 - 2.35       6.95 - 7.88
                                            2004     174  1.424 - 1.446      249           3.59       1.45 - 2.35      9.53 - 17.01
                                            2003      15  1.259 - 1.263       19           3.04       1.95 - 2.35      4.21 - 18.11

  Pioneer Fund Portfolio                    2005      39  1.346 - 1.364       53              -       1.45 - 1.95       3.94 - 4.44
                                            2004      16  1.295 - 1.306       21           0.60       1.45 - 1.95      9.76 - 13.57

  Pioneer Mid Cap Value Portfolio           2005      13  1.008 - 1.009       13           0.27       1.45 - 1.95       0.80 - 6.43

  Pioneer Strategic Income Portfolio        2005     537  1.099 - 1.110      594           5.11       1.45 - 2.05       1.57 - 2.21
                                            2004     337  1.082 - 1.086      366          24.23       1.45 - 2.05      1.98 - 10.93

  Strategic Equity Portfolio                2005      60  1.319 - 1.344       80           0.69       1.45 - 2.15     (0.08) - 6.92
                                            2004      48  1.320 - 1.327       64           1.74       1.85 - 2.15       8.16 - 9.63
                                            2003      34  1.225 - 1.226       41              -       1.85 - 1.95      7.54 - 10.76

  Style Focus Series: Small Cap Growth
     Portfolio                              2005      21  1.018 - 1.021       21              -       1.55 - 2.05     (0.68) - 1.90

  Style Focus Series: Small Cap Value
     Portfolio                              2005      45  0.976 - 0.979       43           0.63       1.45 - 2.05     (2.40) - 4.71

  Travelers Quality Bond Portfolio          2005     933  1.020 - 1.036      960              -       1.45 - 2.25     (0.58) - 0.29
                                            2004     803  1.024 - 1.034      826           8.48       1.45 - 2.05       0.99 - 1.77
                                            2003      27  1.013 - 1.016       28           9.48       1.45 - 1.95       0.40 - 2.42

  U.S. Government Securities Portfolio      2005     240  1.066 - 1.095      257              -       1.45 - 2.25       1.01 - 2.77
                                            2004     145  1.043 - 1.048      151          13.75       1.45 - 2.05       0.10 - 3.97
TRAVELERS SERIES FUND INC.
  SB Adjustable Rate Income Portfolio -
  Class I Shares                            2005     153  0.994 - 1.003      152           5.35       1.55 - 1.95       0.40 - 0.80
                                            2004      60  0.987 - 0.995       60           1.81       1.55 - 2.15    (0.80) - (0.10)
                                            2003       4          0.999        4           0.34              1.55              0.10

  Social Awareness Stock Portfolio          2005     146  1.066 - 1.077      156           2.34       1.45 - 2.05     (1.02) - 7.18
                                            2004       7          1.047        7           0.74              1.45             13.07
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares      2005     637  1.032 - 1.499      944           0.80       1.45 - 2.15       1.87 - 6.94
                                            2004     368  1.444 - 1.461      533           0.45       1.45 - 2.15      9.99 - 15.25
                                            2003      81  1.256 - 1.259      101              -       1.85 - 2.15      6.97 - 13.85

  Enterprise Portfolio - Class II Shares    2005      23          1.276       30           0.47              1.95              5.80
                                            2004      23          1.206       28           0.14              1.95              1.01

                                           YEAR             UNIT VALUE     NET    INVESTMENT (1) EXPENSE RATIO (2)  TOTAL RETURN (3)
                                           ENDED   UNITS    LOWEST TO     ASSETS     INCOME          LOWEST TO         LOWEST TO
                                          DEC 31  (000S)   HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          ------  ------  -------------  -------  -------------- ----------------- -----------------
VARIABLE INSURANCE PRODUCTS FUND
  Contrafund(R) Portfolio - Service
     Class 2                                2005   1,140  1.263 - 1.619    1,824           0.09       1.45 - 2.25     (1.48) - 14.99
                                            2004     611  1.392 - 1.408      854           0.10       1.45 - 2.15       8.56 - 13.39
                                            2003     140  1.235 - 1.240      173              -       1.55 - 2.15       3.78 - 22.41
  Dynamic Capital Appreciation Portfolio
     - Service Class 2                      2005     117  1.375 - 1.409      162              -       1.45 - 2.35      17.92 - 19.00
                                            2004     120  1.166 - 1.184      141              -       1.45 - 2.35     (4.48) - 11.90
                                            2003      76  1.181 - 1.186       90              -       1.45 - 2.15        1.98 - 8.61

  Mid Cap Portfolio - Service Class 2       2005   1,114  1.412 - 2.018    2,217              -       1.45 - 2.45     (0.91) - 16.31
                                            2004     635  1.709 - 1.735    1,094              -       1.45 - 2.35      18.02 - 26.42
                                            2003      79  1.403 - 1.412      112              -       1.45 - 2.35     (0.70) - 26.53

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                CAPITAL APPRECIATION FUND     HIGH YIELD BOND TRUST        MANAGED ASSETS TRUST
                                               ---------------------------   -----------------------   ----------------------------
                                                  2005            2004          2005         2004           2005            2004
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units beginning of year .......       105,624          18,718      240,965            -        136,071               -
Accumulation units purchased and
  transferred from other funding options ...        66,240          86,944      235,067      242,372        265,418         137,590
Accumulation units redeemed and
  transferred to other funding options .....        (5,541)            (38)     (14,909)      (1,407)       (27,129)         (1,519)
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units end of year .............       166,323         105,624      461,123      240,965        374,360         136,071
                                               ===========     ===========   ==========   ==========   ============     ===========

                                                                                AIM V.I. CAPITAL
                                                                               APPRECIATION FUND -        AIM V.I. MID CAP CORE
                                                 MONEY MARKET PORTFOLIO            SERIES II             EQUITY FUND - SERIES II
                                               ---------------------------   -----------------------   ----------------------------
                                                  2005            2004          2005         2004           2005            2004
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units beginning of year .......     1,560,907         190,225      305,669       33,598        157,678          16,578
Accumulation units purchased and
  transferred from other funding options ...     1,560,693       2,564,983      133,821      304,212        260,593         143,342
Accumulation units redeemed and
  transferred to other funding options .....    (2,130,390)     (1,194,301)     (33,099)     (32,141)        (4,296)         (2,242)
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units end of year .............       991,210       1,560,907      406,391      305,669        413,975         157,678
                                               ===========     ===========   ==========   ==========   ============     ===========

                                               ALLIANCEBERNSTEIN LARGE-CAP    GLOBAL GROWTH FUND -
                                                GROWTH PORTFOLIO - CLASS B       CLASS 2 SHARES        GROWTH FUND - CLASS 2 SHARES
                                               ---------------------------   -----------------------   ----------------------------
                                                  2005            2004          2005         2004           2005            2004
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units beginning of year .......        41,306          22,583    1,252,570      345,718      4,392,248       1,205,724
Accumulation units purchased and
  transferred from other funding options ...           876          18,724      457,838      944,809      1,774,212       3,260,302
Accumulation units redeemed and
  transferred to other funding options .....           (10)             (1)    (206,378)     (37,957)      (434,915)        (73,778)
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units end of year .............        42,172          41,306    1,504,030    1,252,570      5,731,545       4,392,248
                                               ===========     ===========   ==========   ==========   ============     ===========

                                                   GROWTH-INCOME FUND -         DELAWARE VIP REIT       DREYFUS VIF - APPRECIATION
                                                      CLASS 2 SHARES         SERIES - STANDARD CLASS    PORTFOLIO - INITIAL SHARES
                                               ---------------------------   -----------------------   ----------------------------
                                                  2005            2004          2005         2004           2005            2004
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units beginning of year .......     5,421,530       1,419,338      953,793      200,963         94,382          66,899
Accumulation units purchased and
  transferred from other funding options ...     1,710,961       4,092,920      265,611      759,210         68,051          28,056
Accumulation units redeemed and
  transferred to other funding options .....      (350,805)        (90,728)     (44,826)      (6,380)        (2,674)           (573)
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units end of year .............     6,781,686       5,421,530    1,174,578      953,793        159,759          94,382
                                               ===========     ===========   ==========   ==========   ============     ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                       DREYFUS VIF -             MERCURY GLOBAL
                                                     DEVELOPING LEADERS        ALLOCATION V.I. FUND    MERCURY VALUE OPPORTUNITIES
                                                PORTFOLIO - INITIAL SHARES         - CLASS III             V.I. FUND - CLASS III
                                               ---------------------------   -----------------------   ----------------------------
                                                  2005            2004          2005         2004           2005            2004
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units beginning of year .......       201,323          43,422      577,483            -        418,876               -
Accumulation units purchased and
  transferred from other funding options ...       184,204         160,759      320,120      620,950        133,441         419,463
Accumulation units redeemed and
  transferred to other funding options .....       (34,352)         (2,858)     (24,402)     (43,467)       (25,554)           (587)
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units end of year .............       351,175         201,323      873,201      577,483        526,763         418,876
                                               ===========     ===========   ==========   ==========   ============     ===========

                                                     FRANKLIN RISING           FRANKLIN SMALL-MID
                                                DIVIDENDS SECURITIES FUND     CAP GROWTH SECURITIES      MUTUAL SHARES SECURITIES
                                                      - CLASS 2 SHARES        FUND - CLASS 2 SHARES       FUND - CLASS 2 SHARES
                                               ---------------------------   -----------------------   ----------------------------
                                                  2005            2004          2005         2004           2005            2004
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units beginning of year .......     1,264,813          50,482      429,561       15,592        473,721         136,258
Accumulation units purchased and
  transferred from other funding options ...       551,204       1,265,883      108,327      418,498        373,670         349,760
Accumulation units redeemed and
  transferred to other funding options .....       (95,372)        (51,552)     (25,699)      (4,529)       (30,516)        (12,297)
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units end of year .............     1,720,645       1,264,813      512,189      429,561        816,875         473,721
                                               ===========     ===========   ==========   ==========   ============     ===========

                                                   TEMPLETON DEVELOPING         TEMPLETON FOREIGN
                                                    MARKETS  SECURITIES          SECURITIES FUND -      TEMPLETON GROWTH SECURITIES
                                                   FUND - CLASS 2 SHARES          CLASS 2 SHARES          FUND - CLASS 2 SHARES
                                               ---------------------------   -----------------------   ----------------------------
                                                  2005            2004          2005         2004           2005            2004
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units beginning of year .......       166,034          34,486      514,779       10,473        447,367          67,226
Accumulation units purchased and
  transferred from other funding options ...       120,995         131,772      353,829      514,037        386,300         383,864
Accumulation units redeemed and
  transferred to other funding options .....       (16,406)           (224)     (70,828)      (9,731)      (126,464)         (3,723)
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units end of year .............       270,623         166,034      797,780      514,779        707,203         447,367
                                               ===========     ===========   ==========   ==========   ============     ===========

                                                                                SALOMON BROTHERS
                                                                               VARIABLE AGGRESSIVE      SALOMON BROTHERS VARIABLE
                                                 EQUITY INDEX PORTFOLIO -     GROWTH FUND - CLASS I       AGGRESSIVE GROWTH FUND
                                                    CLASS II SHARES                  SHARES                  - CLASS II SHARES
                                               ---------------------------   -----------------------   ----------------------------
                                                  2005            2004          2005         2004           2005            2004
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units beginning of year .......     1,251,005         429,304      235,340       28,519        633,007           1,293
Accumulation units purchased and
  transferred from other funding options ...       245,634         840,622      197,408      207,427        295,536         634,782
Accumulation units redeemed and
  transferred to other funding options .....       (73,255)        (18,921)      (5,214)        (606)       (56,597)         (3,068)
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units end of year .............     1,423,384       1,251,005      427,534      235,340        871,946         633,007
                                               ===========     ===========   ==========   ==========   ============     ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                    SALOMON BROTHERS                                            GLOBAL LIFE
                                                VARIABLE GROWTH & INCOME       BALANCED PORTFOLIO -        SCIENCES PORTFOLIO -
                                                  FUND - CLASS I SHARES           SERVICE SHARES              SERVICE SHARES
                                               ---------------------------   -----------------------   ----------------------------
                                                  2005            2004          2005         2004          2005             2004
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units beginning of year .......        39,075               -       76,215       24,024         26,732          12,822
Accumulation units purchased and
  transferred from other funding options ...        41,246          95,962            -       52,192              -          13,910
Accumulation units redeemed and
  transferred to other funding options .....        (8,981)        (56,887)     (17,963)          (1)             -               -
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units end of year .............        71,340          39,075       58,252       76,215         26,732          26,732
                                               ===========     ===========   ==========   ==========   ============     ===========

                                                                                  WORLDWIDE GROWTH
                                               GLOBAL TECHNOLOGY PORTFOLIO           PORTFOLIO -       LAZARD RETIREMENT SMALL CAP
                                                    - SERVICE SHARES               SERVICE SHARES                PORTFOLIO
                                               ---------------------------   -----------------------   ----------------------------
                                                  2005            2004          2005         2004          2005             2004
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units beginning of year .......        38,354           2,662       13,137        4,709        246,830          69,395
Accumulation units purchased and
  transferred from other funding options ...        26,333          35,727          863        8,565        129,714         179,551
Accumulation units redeemed and
  transferred to other funding options .....          (965)            (35)           -         (137)        (4,101)         (2,116)
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units end of year .............        63,722          38,354       14,000       13,137        372,443         246,830
                                               ===========     ===========   ==========   ==========   ============     ===========

                                                                                                            OPPENHEIMER CAPITAL
                                                                                                               APPRECIATION
                                               GROWTH AND INCOME PORTFOLIO   MID-CAP VALUE PORTFOLIO     FUND/VA - SERVICE SHARES
                                               ---------------------------   -----------------------   ----------------------------
                                                  2005            2004          2005         2004           2005            2004
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units beginning of year .......       661,511          27,632      550,579       66,029        494,842          29,629
Accumulation units purchased and
  transferred from other funding options ...       587,071         638,356      413,754      488,891        186,929         469,439
Accumulation units redeemed and
  transferred to other funding options .....       (42,991)         (4,477)     (36,985)      (4,341)       (36,227)         (4,226)
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units end of year .............     1,205,591         661,511      927,348      550,579        645,544         494,842
                                               ===========     ===========   ==========   ==========   ============     ===========

                                                    OPPENHEIMER GLOBAL              OPPENHEIMER
                                                    SECURITIES FUND/VA           MAIN STREET FUND/VA      REAL RETURN PORTFOLIO -
                                                     - SERVICE SHARES            - SERVICE SHARES          ADMINISTRATIVE CLASS
                                               ---------------------------   -----------------------   ----------------------------
                                                  2005            2004          2005         2004           2005            2004
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units beginning of year .......       432,104          17,869       70,776            -        522,848          46,530
Accumulation units purchased and
  transferred from other funding options ...       340,347         451,627      161,119       70,776        606,224         495,712
Accumulation units redeemed and
  transferred to other funding options .....       (32,236)        (37,392)      (4,471)           -       (164,354)        (19,394)
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units end of year .............       740,215         432,104      227,424       70,776        964,718         522,848
                                               ===========     ===========   ==========   ==========   ============     ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                 PIONEER AMPAC
                                                 TOTAL RETURN PORTFOLIO -     GROWTH VCT PORTFOLIO      PIONEER AMERICA INCOME VCT
                                                    ADMINISTRATIVE CLASS            - CLASS II          PORTFOLIO - CLASS II SHARES
                                               ---------------------------   -----------------------   ----------------------------
                                                   2005            2004         2005         2004          2005             2004
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units beginning of year .......     1,967,522         426,823       72,104            -        624,626           8,327
Accumulation units purchased and
  transferred from other funding options ...       875,420       1,654,079       27,304       72,120        303,527         628,893
Accumulation units redeemed and
  transferred to other funding options .....      (570,113)       (113,380)      (9,962)         (16)       (18,038)        (12,594)
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units end of year .............     2,272,829       1,967,522       89,446       72,104        910,115         624,626
                                               ===========     ===========   ==========   ==========   ============     ===========

                                                                                PIONEER CULLEN
                                                  PIONEER BALANCED VCT         VALUE VCT PORTFOLIO     PIONEER EMERGING MARKETS VCT
                                               PORTFOLIO - CLASS II SHARES      - CLASS II SHARES      PORTFOLIO - CLASS II SHARES
                                               ---------------------------   -----------------------   ----------------------------
                                                   2005            2004         2005         2004          2005             2004
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units beginning of year .......       409,194               -            -            -        196,345             100
Accumulation units purchased and
  transferred from other funding options ...       134,310         444,651      220,196            -         70,118         206,346
Accumulation units redeemed and
  transferred to other funding options .....      (156,593)        (35,457)          (1)           -        (42,709)        (10,101)
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units end of year .............       386,911         409,194      220,195            -        223,754         196,345
                                               ===========     ===========   ==========   ==========   ============     ===========

                                                                                  PIONEER EUROPE
                                                PIONEER EQUITY INCOME VCT         VCT PORTFOLIO -      PIONEER FUND VCT PORTFOLIO -
                                               PORTFOLIO - CLASS II SHARES        CLASS II SHARES            CLASS II SHARES
                                               ---------------------------   -----------------------   ----------------------------
                                                   2005            2004         2005         2004          2005             2004
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units beginning of year .......       850,151          12,289       29,819            -        890,061           5,141
Accumulation units purchased and
  transferred from other funding options ...       330,777         853,362       22,527       30,396        490,835         897,925
Accumulation units redeemed and
  transferred to other funding options .....       (70,167)        (15,500)      (2,547)        (577)      (111,268)        (13,005)
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units end of year .............     1,110,761         850,151       49,799       29,819      1,269,628         890,061
                                               ===========     ===========   ==========   ==========   ============     ===========

                                                          PIONEER                  PIONEER GROWTH
                                                   GLOBAL HIGH YIELD VCT       SHARES VCT PORTFOLIO      PIONEER HIGH YIELD VCT
                                               PORTFOLIO - CLASS II SHARES      - CLASS II SHARES       PORTFOLIO - CLASS II SHARES
                                               ---------------------------   -----------------------   ----------------------------
                                                   2005            2004         2005         2004          2005             2004
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units beginning of year .......             -               -      222,945            -      1,048,000          14,646
Accumulation units purchased and
  transferred from other funding options ...       107,587               -      109,241      273,347        691,386       1,070,980
Accumulation units redeemed and
  transferred to other funding options .....             -               -      (21,664)     (50,402)      (299,990)        (37,626)
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units end of year .............       107,587               -      310,522      222,945      1,439,396       1,048,000
                                               ===========     ===========   ==========   ==========   ============     ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                PIONEER IBBOTSON
                                                    PIONEER IBBOTSON            GROWTH ALLOCATION       PIONEER IBBOTSON MODERATE
                                                AGGRESSIVE ALLOCATION VCT         VCT PORTFOLIO         ALLOCATION VCT PORTFOLIO
                                               PORTFOLIO - CLASS II SHARES       - CLASS II SHARES        - CLASS II SHARES
                                               ---------------------------   -----------------------   ----------------------------
                                                   2005            2004         2005         2004          2005             2004
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units beginning of year .......             -               -            -            -              -               -
Accumulation units purchased and
  transferred from other funding options ...        36,682               -    1,736,096            -        396,514               -
Accumulation units redeemed and
  transferred to other funding options .....            (4)              -          (34)           -         (6,233)              -
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units end of year .............        36,678               -    1,736,062            -        390,281               -
                                               ===========     ===========   ==========   ==========   ============     ===========

                                                  PIONEER INTERNATIONAL         PIONEER MID CAP              PIONEER OAK RIDGE
                                                        VALUE VCT              VALUE VCT PORTFOLIO         LARGE CAP GROWTH VCT
                                               PORTFOLIO - CLASS II SHARES     - CLASS II SHARES        PORTFOLIO - CLASS II SHARES
                                               ---------------------------   -----------------------   ----------------------------
                                                   2005            2004         2005         2004          2005             2004
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units beginning of year .......        70,018               -      650,815       11,380        265,466               -
Accumulation units purchased and
  transferred from other funding options ...       148,756          71,440      404,882      645,157        473,554         265,610
Accumulation units redeemed and
  transferred to other funding options .....       (17,690)         (1,422)    (128,966)      (5,722)       (38,063)           (144)
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units end of year .............       201,084          70,018      926,731      650,815        700,957         265,466
                                               ===========     ===========   ==========   ==========   ============     ===========

                                                  PIONEER REAL ESTATE            PIONEER SMALL AND
                                                       SHARES VCT                MID CAP GROWTH VCT     PIONEER SMALL CAP VALUE VCT
                                               PORTFOLIO - CLASS II SHARES      PORTFOLIO - CLASS II   PORTFOLIO - CLASS II SHARES
                                               ---------------------------   -----------------------   ----------------------------
                                                   2005            2004         2005         2004          2005             2004
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units beginning of year .......       341,300               -      145,430            -        214,196           7,387
Accumulation units purchased and
  transferred from other funding options ...       310,079         351,309      117,541      145,430        238,120         223,079
Accumulation units redeemed and
  transferred to other funding options .....       (90,421)        (10,009)     (17,325)           -        (33,615)        (16,270)
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units end of year .............       560,958         341,300      245,646      145,430        418,701         214,196
                                               ===========     ===========   ==========   ==========   ============     ===========

                                                      PIONEER SMALL            PIONEER STRATEGIC
                                                 COMPANY VCT PORTFOLIO -      INCOME VCT PORTFOLIO    PIONEER VALUE VCT PORTFOLIO
                                                     CLASS II SHARES            - CLASS II SHARES          - CLASS  II SHARES
                                               ---------------------------   -----------------------   ----------------------------
                                                   2005            2004         2005         2004          2005             2004
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units beginning of year .......        78,725               -    1,097,415       18,718        354,194           3,492
Accumulation units purchased and
  transferred from other funding options ...         9,582          79,126      898,540    1,139,142        171,594         397,367
Accumulation units redeemed and
  transferred to other funding options .....       (11,007)           (401)    (288,316)     (60,445)       (17,834)        (46,665)
                                               -----------     -----------   ----------   ----------   ------------     -----------
Accumulation units end of year .............        77,300          78,725    1,707,639    1,097,415        507,954         354,194
                                               ===========     ===========   ==========   ==========   ============     ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                               PUTNAM VT INTERNATIONAL     PUTNAM VT SMALL CAP
                                                        EQUITY                     VALUE               ALL CAP FUND -
                                                FUND - CLASS IB SHARES    FUND - CLASS IB SHARES           CLASS I
                                               -----------------------   ------------------------   ---------------------
                                                  2005         2004         2005          2004        2005        2004
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units beginning of year .......       47,251       22,084      195,439        17,130     317,290      49,978
Accumulation units purchased and
   transferred from other funding options ..          656       27,591      210,735       179,541     127,949     292,392
Accumulation units redeemed and
   transferred to other funding options ....       (2,122)      (2,424)     (23,204)       (1,232)   (142,521)    (25,080)
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units end of year .............       45,785       47,251      382,970       195,439     302,718     317,290
                                               ==========   ==========   ==========   ===========   =========   =========

                                                                                                       SALOMON BROTHERS
                                                   INVESTORS FUND -      LARGE CAP GROWTH FUND -    VARIABLE ALL CAP FUND
                                                       CLASS I                   CLASS I                  - CLASS II
                                               -----------------------   ------------------------   ---------------------
                                                  2005         2004         2005          2004        2005        2004
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units beginning of year .......      256,114       94,828      363,077       131,515           -           -
Accumulation units purchased and
   transferred from other funding options ..       99,167      161,290       71,061       250,851      49,141           -
Accumulation units redeemed and
   transferred to other funding options ....      (39,219)          (4)     (75,878)      (19,289)          -           -
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units end of year .............      316,062      256,114      358,260       363,077      49,141           -
                                               ==========   ==========   ==========   ===========   =========   =========

                                                                                                         AIM CAPITAL
                                                   SMALL CAP GROWTH         TOTAL RETURN FUND -          APPRECIATION
                                                    FUND - CLASS I              CLASS II                  PORTFOLIO
                                               -----------------------   ------------------------   ---------------------
                                                  2005         2004         2005          2004        2005        2004
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units beginning of year .......      471,787       75,737      375,733        42,640      34,938      10,056
Accumulation units purchased and
   transferred from other funding options ..      221,267      423,751      190,896       336,674      25,251      32,915
Accumulation units redeemed and
   transferred to other funding options ....      (38,529)     (27,701)      (8,892)       (3,581)     (3,990)     (8,033)
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units end of year .............      654,525      471,787      557,737       375,733      56,199      34,938
                                               ==========   ==========   ==========   ===========   =========   =========

                                                CONVERTIBLE SECURITIES      DISCIPLINED MID CAP         EQUITY INCOME
                                                      PORTFOLIO               STOCK PORTFOLIO             PORTFOLIO
                                               -----------------------   ------------------------   ---------------------
                                                  2005         2004         2005          2004        2005        2004
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units beginning of year .......      173,750       11,722      284,766        31,587     663,650      97,105
Accumulation units purchased and
   transferred from other funding options ..       92,131      162,542       14,391       259,847     308,310     579,431
Accumulation units redeemed and
   transferred to other funding options ....       (9,210)        (514)     (12,762)       (6,668)   (153,645)    (12,886)
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units end of year .............      256,671      173,750      286,395       284,766     818,315     663,650
                                               ==========   ==========   ==========   ===========   =========   =========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                 FEDERATED HIGH YIELD         FEDERATED STOCK
                                                      PORTFOLIO                  PORTFOLIO           LARGE CAP PORTFOLIO
                                               -----------------------   ------------------------   ---------------------
                                                  2005         2004         2005          2004        2005        2004
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units beginning of year .......      392,181       73,775      142,152        20,185     401,357     140,166
Accumulation units purchased and
   transferred from other funding options ..      128,534      327,122       43,260       122,178      92,475     262,916
Accumulation units redeemed and
   transferred to other funding options ....     (126,192)      (8,716)     (59,581)         (211)    (64,817)     (1,725)
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units end of year .............      394,523      392,181      125,831       142,152     429,015     401,357
                                               ==========   ==========   ==========   ===========   =========   =========

                                                 MANAGED ALLOCATION         MANAGED ALLOCATION        MANAGED ALLOCATION
                                                 SERIES: AGGRESSIVE        SERIES: CONSERVATIVE        SERIES: MODERATE
                                                      PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                                               -----------------------   ------------------------   ---------------------
                                                  2005         2004         2005          2004        2005        2004
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units beginning of year .......            -            -            -             -           -           -
Accumulation units purchased and
   transferred from other funding options ..       34,357            -        2,000             -     119,293           -
Accumulation units redeemed and
   transferred to other funding options ....           (5)           -            -             -           -           -
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units end of year .............       34,352            -        2,000             -     119,293           -
                                               ==========   ==========   ==========   ===========   =========   =========

                                                MERCURY LARGE CAP CORE      MFS EMERGING GROWTH       MFS MID CAP GROWTH
                                                      PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                               -----------------------   ------------------------   ---------------------
                                                  2005         2004         2005          2004        2005        2004
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units beginning of year .......      356,244       21,658       68,368         2,552     148,093      41,919
Accumulation units purchased and
   transferred from other funding options ..       67,181      335,878       16,854        65,817      98,120     108,396
Accumulation units redeemed and
   transferred to other funding options ....      (34,001)      (1,292)     (85,222)           (1)    (46,759)     (2,222)
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units end of year .............      389,424      356,244            -        68,368     199,454     148,093
                                               ==========   ==========   ==========   ===========   =========   =========

                                                                                                           MONDRIAN
                                                   MFS TOTAL RETURN                                  INTERNATIONAL STOCK
                                                      PORTFOLIO             MFS VALUE PORTFOLIO           PORTFOLIO
                                               -----------------------   ------------------------   ---------------------
                                                  2005         2004         2005          2004        2005        2004
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units beginning of year .......    1,457,912      338,337       26,669             -     173,931      15,308
Accumulation units purchased and
   transferred from other funding options ..    1,012,686    1,147,046      172,137        26,669      68,562     159,725
Accumulation units redeemed and
   transferred to other funding options ....     (303,686)     (27,471)      (3,840)            -      (8,717)     (1,102)
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units end of year .............    2,166,912    1,457,912      194,966        26,669     233,776     173,931
                                               ==========   ==========   ==========   ===========   =========   =========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                           PIONEER MID CAP VALUE      PIONEER STRATEGIC
                                                PIONEER FUND PORTFOLIO          PORTFOLIO             INCOME PORTFOLIO
                                               -----------------------   ------------------------   ---------------------
                                                  2005         2004         2005          2004        2005        2004
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units beginning of year .......       16,091            -            -             -     336,900           -
Accumulation units purchased and
   transferred from other funding options ..       23,169       18,095       12,794             -     229,254     337,807
Accumulation units redeemed and
   transferred to other funding options ....          (64)      (2,004)           -             -     (28,954)       (907)
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units end of year .............       39,196       16,091       12,794             -     537,200     336,900
                                               ==========   ==========   ==========   ===========   =========   =========

                                                                            STYLE FOCUS SERIES:      STYLE FOCUS SERIES:
                                                   STRATEGIC EQUITY          SMALL CAP GROWTH          SMALL CAP VALUE
                                                      PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                               -----------------------   ------------------------   ---------------------
                                                  2005         2004         2005          2004        2005        2004
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units beginning of year .......       48,129       33,558            -             -           -           -
Accumulation units purchased and
   transferred from other funding options ..       17,621       14,571       21,057             -      44,508           -
Accumulation units redeemed and
   transferred to other funding options ....       (5,839)           -            -             -           -           -
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units end of year .............       59,911       48,129       21,057             -      44,508           -
                                               ==========   ==========   ==========   ===========   =========   =========

                                                                              U.S. GOVERNMENT        SB ADJUSTABLE RATE
                                                TRAVELERS QUALITY BOND          SECURITIES           INCOME  PORTFOLIO -
                                                      PORTFOLIO                 PORTFOLIO               CLASS I SHARES
                                               -----------------------   ------------------------   ---------------------
                                                  2005         2004         2005          2004        2005        2004
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units beginning of year .......      802,748       27,320      144,874             -      60,302       3,839
Accumulation units purchased and
   transferred from other funding options ..      434,083      845,462      123,121       147,795      93,438     108,213
Accumulation units redeemed and
   transferred to other funding options ....     (303,668)     (70,034)     (28,070)       (2,921)       (624)    (51,750)
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units end of year .............      933,163      802,748      239,925       144,874     153,116      60,302
                                               ==========   ==========   ==========   ===========   =========   =========

                                                SOCIAL AWARENESS STOCK     COMSTOCK PORTFOLIO -      ENTERPRISE PORTFOLIO
                                                      PORTFOLIO               CLASS II SHARES         - CLASS II SHARES
                                               -----------------------   ------------------------   ---------------------
                                                  2005         2004         2005          2004        2005        2004
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units beginning of year .......        6,939            -      367,996        80,634      23,247           -
Accumulation units purchased and
   transferred from other funding options ..      139,098        6,939      278,617       294,695           -      23,247
Accumulation units redeemed and
   transferred to other funding options ....           (7)           -       (9,506)       (7,333)          -           -
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units end of year .............      146,030        6,939      637,107       367,996      23,247      23,247
                                               ==========   ==========   ==========   ===========   =========   =========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                              DYNAMIC CAPITAL
                                               CONTRAFUND(R) PORTFOLIO    APPRECIATION PORTFOLIO     MID CAP PORTFOLIO -
                                                  - SERVICE CLASS 2          - SERVICE CLASS 2         SERVICE CLASS 2
                                               -----------------------   ------------------------   ---------------------
                                                  2005         2004         2005          2004        2005        2004
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units beginning of year .......      610,939      139,805      120,477        76,148     634,819      79,278
Accumulation units purchased and
   transferred from other funding options ..      655,588      468,811        1,754        44,333     524,691     557,166
Accumulation units redeemed and
   transferred to other funding options ....     (126,883)       2,323       (5,192)           (4)    (45,064)     (1,625)
                                               ----------   ----------   ----------   -----------   ---------   ---------
Accumulation units end of year .............    1,139,644      610,939      117,039       120,477   1,114,446     634,819
                                               ==========   ==========   ==========   ===========   =========   =========

                              INDEPENDENT AUDITORS

                             DELOITTE & TOUCHE LLP
                                 Tampa, Florida

                                    KPMG LLP
                             Hartford, Connecticut

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                              PAGE
                                                              ----
Reports of Independent Registered Public Accounting Firms...   F-1
Financial Statements as of December 31, 2005 (SUCCESSOR) and
  2004 (PREDECESSOR) and for the six months ended December
  31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR) and
  for each of the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Consolidated Balance Sheets...............................   F-4
  Consolidated Statements of Income.........................   F-5
  Consolidated Statements of Stockholder's Equity...........   F-6
  Consolidated Statements of Cash Flows.....................   F-7
  Notes to Consolidated Financial Statements................   F-9
Financial Statement Schedules as of December 31, 2005
  (SUCCESSOR) and 2004 (PREDECESSOR) and for the six months
  ended December 31, 2005 (SUCCESSOR) and June 30, 2005
  (PREDECESSOR) and for the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other
     Than Investments in Affiliates.........................  F-72
  Schedule III -- Consolidated Supplementary Insurance
     Information............................................  F-73
  Schedule IV -- Consolidated Reinsurance...................  F-75

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries (the "Company") as of December 31, 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR). Our audit also included the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial statement schedules based on our audit. The consolidated financial statements and consolidated financial statement schedules of the Company as of December 31, 2004 (PREDECESSOR), and for the years ended December 31, 2004 (PREDECESSOR) and 2003 (PREDECESSOR), were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the Company's change of its accounting method for certain non-traditional long duration contracts and separate accounts in 2004 and for variable interest entities in 2003.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2005 (SUCCESSOR), and the results of their operations and their cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein as of December 31, 2005 (SUCCESSOR), and for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR).

     As described in Note 1 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods prior and subsequent to the acquisition date are labeled "PREDECESSOR" and "SUCCESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
--------------------------------------
DELOITTE & TOUCHE LLP

New York, New York
March 29, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity, and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP
KPMG LLP

Hartford, Connecticut
March 28, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     Under date of March 28, 2005, we reported on the consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR), which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

     In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP

KPMG LLP
Hartford, Connecticut
March 28, 2005

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               SUCCESSOR     PREDECESSOR
                                                              ------------   ------------
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  2005           2004
                                                              ------------   ------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $48,848 and $40,466, respectively).....    $48,162        $ 42,621
  Trading securities, at fair value (cost: $457 and $1,220,
    respectively)...........................................        452           1,346
  Equity securities available-for-sale, at fair value (cost:
    $424 and $332, respectively)............................        421             374
  Mortgage and consumer loans...............................      2,094           2,124
  Policy loans..............................................        881           1,084
  Real estate and real estate joint ventures
    held-for-investment.....................................         96             112
  Other limited partnership interests.......................      1,248           1,259
  Short-term investments....................................      1,486           3,502
  Other invested assets.....................................      1,029           4,095
                                                                -------        --------
    Total investments.......................................     55,869          56,517
Cash and cash equivalents...................................        521             215
Accrued investment income...................................        549             548
Premiums and other receivables..............................      5,299           4,479
Deferred policy acquisition costs and value of business
  acquired..................................................      3,701           2,862
Assets of subsidiaries transferred..........................         --          10,019
Goodwill....................................................        856             196
Current income tax recoverable..............................          1              --
Deferred income tax asset...................................      1,283              --
Other assets................................................        154             265
Separate account assets.....................................     31,238          30,742
                                                                -------        --------
    Total assets............................................    $99,471        $105,843
                                                                =======        ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................    $18,077        $ 12,682
  Policyholder account balances.............................     32,986          33,755
  Other policyholder funds..................................        287             596
  Liabilities of subsidiaries transferred...................         --           5,745
  Current income tax payable................................         --             305
  Deferred income tax liability.............................         --           1,371
  Payables for collateral under securities loaned and other
    transactions............................................      8,750           2,215
  Other liabilities.........................................      1,477           4,127
  Separate account liabilities..............................     31,238          30,742
                                                                -------        --------
    Total liabilities.......................................     92,815          91,538
                                                                -------        --------
Stockholder's Equity:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized, issued and outstanding........................        100             100
Additional paid-in capital..................................      6,684           5,449
Retained earnings...........................................        241           7,159
Accumulated other comprehensive (loss) income...............       (369)          1,597
                                                                -------        --------
    Total stockholder's equity..............................      6,656          14,305
                                                                -------        --------
    Total liabilities and stockholder's equity..............    $99,471        $105,843
                                                                =======        ========

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
REVENUES
Premiums.....................................       $  222             $  325        $  911   $1,082
Universal life and investment-type product
  policy fees................................          442                406           690      531
Net investment income........................        1,216              1,608         3,012    2,743
Other revenues...............................           57                113           207      143
Net investment gains (losses)................         (188)                26             9       32
                                                    ------             ------        ------   ------
       Total revenues........................        1,749              2,478         4,829    4,531
                                                    ------             ------        ------   ------
EXPENSES
Policyholder benefits and claims.............          523                599         1,411    1,568
Interest credited to policyholder account
  balances...................................          504                698         1,305    1,248
Other expenses...............................          383                440           762      557
                                                    ------             ------        ------   ------
       Total expenses........................        1,410              1,737         3,478    3,373
                                                    ------             ------        ------   ------
Income from continuing operations before
  provision for income taxes.................          339                741         1,351    1,158
Provision for income taxes...................           98                205           361      240
                                                    ------             ------        ------   ------
Income from continuing operations............          241                536           990      918
Income from discontinued operations, net of
  income taxes...............................           --                240           491      440
                                                    ------             ------        ------   ------
Net income...................................       $  241             $  776        $1,481   $1,358
                                                    ======             ======        ======   ======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                ACCUMULATED OTHER
                                                                                           COMPREHENSIVE INCOME (LOSS)
                                                                                           ----------------------------
                                                                                                              FOREIGN
                                                                   ADDITIONAL              NET UNREALIZED    CURRENCY
                                                          COMMON    PAID-IN     RETAINED     INVESTMENT     TRANSLATION
                                                          STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)   ADJUSTMENT     TOTAL
                                                          ------   ----------   --------   --------------   -----------   -------
BALANCE AT JANUARY 1, 2003 (PREDECESSOR).................  $100     $ 5,443     $ 5,638       $   454         $   --      $11,635
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (545)                                     (545)
Comprehensive income (loss):
 Net income..............................................                         1,358                                     1,358
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          85                          85
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         817                         817
   Foreign currency translation adjustments..............                                                          4            4
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     906
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   2,264
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)...............   100       5,446       6,451         1,356              4       13,357
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (773)                                     (773)
Comprehensive income (loss):
 Net income..............................................                         1,481                                     1,481
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          98                          98
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         138                         138
   Foreign currency translation adjustments..............                                                          1            1
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     237
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   1,718
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)...............   100       5,449       7,159         1,592              5       14,305
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (675)                                     (675)
Comprehensive income (loss):
 Net income..............................................                           776                                       776
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          57                          57
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         (32)                        (32)
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                      25
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                     801
Restructuring transactions, net (See Notes 10, 11, and
 15).....................................................            (3,095)     (2,966)         (166)                     (6,227)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)...................   100       2,357       4,294         1,451              5        8,207
Effect of push down accounting of MetLife, Inc.'s
 purchase price on The Travelers Insurance Company's net
 assets acquired (See Note 1)............................             4,547      (4,294)       (1,451)            (5)      (1,203)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JULY 1, 2005 (SUCCESSOR)......................   100       6,904          --            --             --        7,004
Revisions of purchase price pushed down to The Travelers
 Insurance Company's net assets acquired (See Note 1)....              (220)                                                 (220)
Comprehensive income (loss):
 Net income..............................................                           241                                       241
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                        (371)                       (371)
   Foreign currency translation adjustments..............                                                          2            2
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                    (369)
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                    (128)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR).................  $100     $ 6,684     $   241       $  (371)        $    2      $ 6,656
                                                           ====     =======     =======       =======         ======      =======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                            SUCCESSOR                    PREDECESSOR
                                                         ----------------   --------------------------------------
                                                         SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                           DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                         ----------------   ----------------   -------------------
                                                               2005               2005           2004       2003
                                                         ----------------   ----------------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...........................................      $    241           $    776       $  1,481   $  1,358
  Adjustments to reconcile net income to net cash
    provided by operating activities:
    Depreciation and amortization expenses.............             3                  5              4          4
    Amortization of premiums (accretion of discounts)
      associated with investments, net.................            96                (31)           (57)       (62)
    (Gains) losses from sales of investments, net......           188                (41)           (16)       (37)
    Change in undistributed income of real estate joint
      ventures and other limited partnership
      interests........................................           (19)               (22)           107          1
    Interest credited to other policyholder account
      balances.........................................           504                698          1,305      1,248
    Universal life and investment-type product policy
      fees.............................................          (442)              (448)          (781)      (606)
    Change in accrued investment income................           (55)                54            (39)       (42)
    Change in trading securities.......................           103                209            226       (232)
    Change in premiums and other receivables...........           134                 17             (8)         8
    Change in DAC and VOBA, net........................           (76)              (241)          (540)      (442)
    Change in insurance-related liabilities............           679                140            604        832
    Change in current income taxes payable.............            54                167            340         15
    Change in other assets.............................           494                (87)            73        (66)
    Change in other liabilities........................          (971)               (46)          (613)      (401)
    Other, net.........................................             2                 58             56         14
                                                             --------           --------       --------   --------
NET CASH PROVIDED BY OPERATING ACTIVITIES..............      $    935           $  1,208       $  2,142   $  1,592
                                                             --------           --------       --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities...................................      $ 22,065           $  7,437       $ 14,745   $ 22,016
    Equity securities..................................           221                108            182        150
    Mortgage and consumer loans........................           724                288            707        358
    Real estate and real estate joint ventures.........            65                146            198        195
    Other limited partnership interests................           173                125            332        239
  Purchases of:
    Fixed maturities...................................       (30,165)            (6,902)       (18,872)   (26,563)
    Equity securities..................................            --               (120)          (157)      (144)
    Mortgage and consumer loans........................          (480)              (452)          (944)      (317)
    Real estate and real estate joint ventures.........           (13)               (11)           (28)       (30)
    Other limited partnership interests................          (330)              (136)          (370)      (437)
  Policy loans.........................................             3                204             14         34
  Net change in short-term investments.................           752              1,102           (116)       814
  Net change in other invested assets..................           252               (206)          (152)         7
  Other, net...........................................             3                 --            130         94
                                                             --------           --------       --------   --------
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES....      $ (6,730)          $  1,583       $ (4,331)  $ (3,584)
                                                             --------           --------       --------   --------

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED)
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                        SUCCESSOR                    PREDECESSOR
                                                     ----------------   --------------------------------------
                                                     SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                       DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                     ----------------   ----------------   -------------------
                                                           2005               2005           2004       2003
                                                     ----------------   ----------------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits.......................................      $  7,441           $  3,252       $  9,619   $  8,326
    Withdrawals....................................        (8,971)            (4,177)        (6,649)    (5,396)
  Net change in payables for collateral under
    securities loaned and other transactions.......         7,478               (943)            89       (430)
  Dividends on common stock........................            --               (675)          (773)      (545)
  Restructuring transactions.......................            --               (259)            --         --
  Other, net.......................................           (75)                --             --         --
                                                         --------           --------       --------   --------
NET CASH PROVIDED BY (USED IN) FINANCING
  ACTIVITIES.......................................         5,873             (2,802)         2,286      1,955
                                                         --------           --------       --------   --------
Change in cash and cash equivalents................            78                (11)            97        (37)
Cash and cash equivalents, beginning of period.....           443                246            149        186
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, END OF PERIOD...........      $    521           $    235       $    246   $    149
                                                         ========           ========       ========   ========
Cash and cash equivalents, subsidiaries
  transferred, beginning of period.................      $     --           $     31       $     10   $     18
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, SUBSIDIARIES
  TRANSFERRED, END OF PERIOD.......................      $     --           $     --       $     31   $     10
                                                         ========           ========       ========   ========
Cash and cash equivalents, from continuing
  operations, beginning of period..................      $    443           $    215       $    139   $    168
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, FROM CONTINUING
  OPERATIONS, END OF PERIOD........................      $    521           $    235       $    215   $    139
                                                         ========           ========       ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the period for income
    taxes..........................................      $     90           $    406       $     93   $    309
                                                         ========           ========       ========   ========
  Net cash paid during the period for income taxes,
    subsidiaries transferred.......................      $     --           $     99       $    169   $    147
                                                         ========           ========       ========   ========
  Non-cash transactions during the period:
    Business Dispositions:
      Assets of subsidiaries distributed to parent
         in restructuring transactions.............      $     --           $ 10,472       $     --   $     --
      Liabilities of subsidiaries distributed to
         parent in restructuring transactions......            --              6,014             --         --
                                                         --------           --------       --------   --------
      Net assets of subsidiaries distributed to
         parent in restructuring transactions......            --              4,458       $     --   $     --
      Less: cash disposed..........................            --                 25       $     --   $     --
                                                         --------           --------       --------   --------
      Business dispositions, net of cash
         disposed..................................      $     --           $  4,433       $     --   $     --
                                                         ========           ========       ========   ========
      Inclusion (reversal) of Travelers Property
         Casualty minority interest in joint
         ventures..................................      $     --           $     --       $    (58)  $     63
                                                         ========           ========       ========   ========
      Acquisition of real estate through
         foreclosures of mortgage loans............      $     --           $     --       $     --   $     53
                                                         ========           ========       ========   ========

---------------
See Note 1 for purchase accounting adjustments.
See Note 10, 11, and 15 for non-cash restructuring transactions.

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ACQUISITION OF THE TRAVELERS INSURANCE COMPANY BY METLIFE, INC.

     On July 1, 2005 (the "Acquisition Date"), The Travelers Insurance Company ("TIC," together with its subsidiaries, including The Travelers Life and Annuity Company ("TLAC"), the "Company") and other affiliated entities, including substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, and excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife, Inc. ("MetLife") from Citigroup (the "Acquisition") for $12.0 billion. MetLife is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

     Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and interpretation of the provisions of the acquisition agreement, dated as of January 31, 2005 between MetLife and Citigroup (the "Acquisition Agreement"), by both parties.

     In accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets , the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Purchase Price Allocation and Goodwill -- Preliminary

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below. During the fourth quarter of 2005, the Company revised the purchase price allocation as a result of reviews of the Company's underwriting criteria performed in order to refine the estimate of fair values of assumed future policy benefit liabilities. As a result of these reviews and actuarial analyses, and to be consistent with MetLife's reserving methodologies, the Company increased its estimate of the fair value of liabilities relating to a specific group of acquired life insurance policies. Consequently, the fair value of future policy benefits assumed increased by $360 million, net of the related deferred tax assets of $126 million, for a net change of $234 million. The Company expects to complete its reviews and, if required, further refine its estimate of the fair value of such liabilities by June 30, 2006. Additionally, the Company received updated information regarding the fair values of certain assets and liabilities such as its investments in other limited partnerships, mortgage and consumer loans, other assets and other liabilities resulting in a change in the fair value of assets and liabilities acquired, net of their related deferred tax effects, of $28 million. These adjustments resulted in a reduction of the total net fair value of the assets acquired and liabilities assumed of $262 million from those initially estimated. Based upon MetLife's method of attributing the purchase price to the entities acquired, the portion of Travelers' purchase price attributed to the Company was decreased by $220 million resulting in an increase in goodwill of $42 million.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value of certain other assets acquired and liabilities assumed, including goodwill, may be further adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup as noted previously, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the Acquisition Date.

                                                                        SUCCESSOR
                                                         ---------------------------------------
                                                                   AS OF JULY 1, 2005
                                                         ---------------------------------------
                                                                      (IN MILLIONS)
TOTAL PURCHASE PRICE...................................                            $11,966
  Purchase price attributed to other affiliates........                              5,182
                                                                                   -------
  Purchase price attributed to the Company.............                              6,784
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS..........................................       $ 8,207
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR
  VALUE:...............................................
  Fixed maturities available-for-sale, at fair value...           (26)
  Mortgage loans on real estate........................            72
  Real estate and real estate joint ventures
     held-for-investment...............................            39
  Other limited partnership interests..................            48
  Other invested assets................................           (36)
  Premiums and other receivables.......................         1,001
  Elimination of historical deferred policy acquisition
     costs.............................................        (3,052)
  Value of business acquired...........................         3,490
  Value of distribution agreements and customer
     relationships acquired............................            73
  Net deferred income tax asset........................         1,747
  Elimination of historical goodwill...................          (196)
  Other assets.........................................           (11)
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR
  VALUE:...............................................
  Future policy benefits...............................        (3,752)
  Policyholder account balances........................        (1,869)
  Other liabilities....................................           193
                                                              -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED..............................................                              5,928
                                                                                   -------
GOODWILL RESULTING FROM THE ACQUISITION................                            $   856
                                                                                   =======

     Goodwill resulting from the Acquisition has been allocated to the Company's segments, as well as Corporate & Other, that are expected to benefit from the Acquisition as follows:

                                                                   SUCCESSOR
                                                               ------------------
                                                               AS OF JULY 1, 2005
                                                               ------------------
                                                                 (IN MILLIONS)
Institutional...............................................          $305
Individual..................................................           159
Corporate & Other...........................................           392
                                                                      ----
  TOTAL.....................................................          $856
                                                                      ====

     The entire amount of goodwill is expected to be deductible for income tax purposes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Condensed Statement of Net Assets Acquired

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as of July 1, 2005 as follows:

                                                                  SUCCESSOR
                                                              ------------------
                                                              AS OF JULY 1, 2005
                                                              ------------------
                                                                (IN MILLIONS)
ASSETS:
Fixed maturities available-for-sale.........................       $41,210
Trading securities..........................................           555
Equity securities available-for-sale........................           617
Mortgage loans on real estate...............................         2,363
Policy loans................................................           884
Real estate and real estate joint ventures
  held-for-investment.......................................           126
Other limited partnership interests.........................         1,120
Short-term investments......................................         2,225
Other invested assets.......................................         1,205
                                                                   -------
  Total investments.........................................        50,305
Cash and cash equivalents...................................           443
Accrued investment income...................................           494
Premiums and other receivables..............................         4,688
Value of business acquired..................................         3,490
Goodwill....................................................           856
Other intangible assets.....................................            73
Deferred tax asset..........................................         1,174
Other assets................................................           730
Separate account assets.....................................        30,427
                                                                   -------
  Total assets acquired.....................................        92,680
                                                                   -------
LIABILITIES:
Future policy benefits......................................        17,551
Policyholder account balances...............................        34,251
Other policyholder funds....................................           114
Current income taxes payable................................            36
Other liabilities...........................................         3,517
Separate account liabilities................................        30,427
                                                                   -------
  Total liabilities assumed.................................        85,896
                                                                   -------
  Net assets acquired.......................................       $ 6,784
                                                                   =======

  Other Intangible Assets

     Value of business acquired ("VOBA") reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements and customer relationships acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered the calculated weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair value of business acquired, distribution agreements and customer relationships acquired are as follows:

                                                             SUCCESSOR
                                                           -------------    WEIGHTED AVERAGE
                                                           JULY 1, 2005    AMORTIZATION PERIOD
                                                           -------------   -------------------
                                                           (IN MILLIONS)
Value of business acquired...............................     $3,490            16 years
Value of distribution agreements and customer
  relationships acquired.................................         73            16 years
                                                              ------
  Total value of intangible assets acquired, excluding
     goodwill............................................     $3,563            16 years
                                                              ======

     The estimated future amortization of the value of business acquired, distribution agreements and customer relationships acquired from 2006 to 2010 is as follows:

                                                              (IN MILLIONS)
2006........................................................      $322
2007........................................................      $316
2008........................................................      $300
2009........................................................      $282
2010........................................................      $262

2.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     TIC is a Connecticut corporation incorporated in 1863. As described more fully in Note 1, on July 1, 2005, TIC became a wholly-owned subsidiary of MetLife, a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products. Prior to the Acquisition, TIC was a wholly-owned subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from TIC to CIHC on June 30, 2005 in

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

contemplation of the Acquisition. Primerica is reported in discontinued operations for all periods presented. See Note 15.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) the Company; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     Minority interest related to consolidated entities included in other liabilities was $180 million and $216 million at December 31, 2005 and 2004, respectively.

     As described more fully in Note 1, the application of purchase accounting resulted in the establishment of a new basis of accounting. Consequently, all periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively. As such periods are not prepared on a consistent basis, the six month period and the years prior to the Acquisition are presented separately from the six month period subsequent to the Acquisition.

     Certain amounts in the predecessor consolidated financial statements for periods prior to July 1, 2005 have been reclassified to conform with the presentation of the successor.

     Significant reclassifications to the consolidated balance sheet as of December 31, 2004 are as follows: (i) securities previously reported in other invested assets are now reported in equity securities; (ii) real estate and real estate joint ventures previously reported in other invested assets are now reported in real estate and real estate joint ventures held-for-investment;
(iii) corporate joint ventures that were previously reported in other invested assets are now reported in other limited partnership interests; (iv) positive derivative revaluation previously reported in other assets are now reported in other invested assets; (v) reinsurance recoverables are now reported in premiums and other receivables; (vi) VOBA previously reported in other assets is now reported in deferred policy acquisition costs ("DAC"); (vii) policy and contract claim liabilities previously reported in contractholder funds are now reported in other policyholder funds; (viii) balances on investment-type contracts previously reported in contractholder funds are now reported in policyholder account balances; (ix) deferred sales inducements previously reported as part of DAC, are now reported in other assets; (x) trading securities sold and not yet purchased are now reported in other liabilities; and (xi) deferred profits previously reported as other liabilities are now reported in other policyholder funds.

     Reclassifications to the consolidated statements of income for the years ended December 31, 2004 and 2003, were primarily related to certain reinsurance and other revenues previously reported in general and administrative expenses which are now reported in other revenues. In addition, amortization of DAC is now reported in other expenses.

     The consolidated statements of cash flows for the years ended December 31, 2004 and 2003 have been presented using the indirect method. Reclassifications made to the consolidated statements of cash flows for the years ended December 31, 2004 and 2003 primarily related to investment-type policy activity previously reported as cash flows from operating activities which are now reported as cash flows from financing activities. In addition, net changes in payables for securities loaned transactions were reclassified from cash flows from investing activities to cash flows from financing activities and accrued withdrawn benefits were reclassified from cash flows from financing activities to cash flows from operating activities. Additionally, the statement of cash flows for the six months ended June 30, 2005 has been restated to include the cash flows of discontinued operations, which were previously excluded from that statement.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of DAC and the establishment and amortization of VOBA; (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; and (ix) the liability for litigation and regulatory matters. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, trading securities, mortgage and consumer loans, other limited partnerships and real estate joint ventures, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "--Summary of Critical Accounting Estimates--Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage and consumer loans are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

discontinued operations. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage and consumer loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist primarily of the fair value of the Company's freestanding derivative instruments. In 2004, other invested assets also included the Company's investment in the preferred stock of Citigroup. See Note 10.

     Prior to the Acquisition, the Company used the equity method of accounting for all real estate joint ventures and other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

     Subsequent to the Acquisition, the Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than minor influence over operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor ownership investment and virtually no influence over operations.

  Trading Securities

     Trading securities are recorded at fair value with subsequent changes in fair value recognized in net investment income.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Certain securities of $208 million were reclassified to cash equivalents from short-term investments due to the revised term to maturity at the Acquisition Date.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the Acquisition Date.

     Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     DAC and VOBA for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to the Acquisition, the Company amortized its deferred and payout annuity contracts employing a level effective yield methodology, whereas subsequent to the Acquisition, the Company amortizes DAC for deferred annuity contracts in proportion to anticipated gross profits and payout annuity contracts in proportion to anticipated premiums.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is as follows:

                                                                  SUCCESSOR
                                                              -----------------
                                                              DECEMBER 31, 2005
                                                              -----------------
                                                                (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.............................        $196
Elimination of historical goodwill..........................        (196)
Effect of push down accounting of MetLife's purchase price
  on TIC's net assets acquired (See Note 1).................         856
                                                                    ----
BALANCE, BEGINNING AND END OF PERIOD........................        $856
                                                                    ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model.

  Liability for Future Policy Benefits and Policyholder Account Balances

     Overview

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. For contracts in-force at the time of the Acquisition, the Company revalued the liabilities using updated assumptions as to interest rates, mortality, persistency and provisions for adverse deviation which were current as of the time of the Acquisition. The interest rate for future policy benefit liabilities on non-participating traditional life insurance on the successor basis is approximately 4% at

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2005. Interest rates for the future policy benefit liabilities on the predecessor basis ranged from 3% to 7% at December 31, 2004.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. The interest rates used in establishing such liabilities on the successor basis range from 4% to 6% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 2% to 9% at December 31, 2004.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Liabilities for unpaid claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.3% to 13% on the successor basis at December 31, 2005 and 1% to 8% on the predecessor basis at December 31, 2004, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

     Product Liability Classification Changes Resulting from the Acquisition

     Prior to the Acquisition, the Company determined the classification of its single premium immediate annuities and structured settlements as investment or insurance contracts at the contract level. As such, single premium immediate annuities and structured settlements with life contingent payments were classified and accounted for as "limited pay" long-duration insurance contracts due to their significant mortality risk. The liability associated with these contracts was reported in future policyholder benefits on the Company's consolidated balance sheet. Contracts without life contingencies were classified as investment contracts and were reported in policyholder account balances.

     Subsequent to the Acquisition, the Company classifies single premium immediate annuities and structured settlements at the block of business level which combines those contracts with life contingencies and those contracts without life contingencies. In the aggregate, both the single premium immediate annuities and structured settlements contain significant mortality risk. Therefore, the Company accounts for all single premium immediate annuities and structured settlements as long-duration insurance contracts and reports them as future policyholder benefits.

     With respect to immediate participation guarantee contracts, contracts may have funds associated with future life contingent payments on behalf of specific lives, as well as unallocated funds not yet associated with

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

specific lives or future payments. Prior to the Acquisition, the Company classified and reported funds within a contract that were associated with life contingent payments in future policyholder benefits on the Company's consolidated balance sheet. All other funds held with respect to those contracts were reported in policyholder account balances on the Company's consolidated balance sheet.

     Subsequent to the Acquisition, the Company evaluates the immediate participation guarantee contracts at the aggregate level. Based upon the Company's current evaluation, all immediate participation guarantee contracts are accounted for as universal life contracts and are being reported in policyholder account balances on the Company's consolidated balance sheet.

     Prior to the Acquisition, the Company recorded its deferred annuity contracts, including the guaranteed minimum death benefit ("GMDB") features, as investment contracts. Subsequent to the Acquisition, the Company records such contracts as insurance products. As a result, the Company has established a future policyholder benefit liability for GMDBs in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1").

  Guarantees

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment; or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contractholder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term. Prior to the Acquisition, deferred revenues on life and annuity policies with life contingencies were reported in other liabilities, whereas subsequent to the Acquisition, these amounts are included in other policyholder funds on the accompanying consolidated balance sheet.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include fees and broker-dealer commissions. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Federal Income Taxes

     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

     For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by the Company's parent, MetLife. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 1 and 7.

  Reinsurance

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC and VOBA are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of SOP 03-1 on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, separate account assets with a fair value of $500 million were reclassified to general account investments with a corresponding transfer of separate account liabilities to future policy benefits and policyholder account balances. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of Accounting Principles Board ("APB") Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements and has provided the required disclosures.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1 as interpreted by a Technical Practice Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The following summarizes the more significant aspects of the Company's adoption of SOP 03-1 prior to the Acquisition, effective January 1, 2004:

          Separate Account Presentation. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entity's general account.

          The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet at January 1, 2004 of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

          Variable Annuity Contracts with Guaranteed Minimum Death Benefit Features. SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a liability for insurance contracts, and provides that the reporting entity does not hold liabilities for investment contracts (i.e., there is no significant mortality risk).

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Liabilities for Universal Life and Variable Universal Life
     Contracts. SOP 03-1 requires that a liability, in addition to the account balance, be established for certain insurance benefit features provided under universal life and variable universal life products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

          The Company's universal life and variable universal life products were reviewed to determine whether an additional liability is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its universal life and variable universal life contracts with these features and established an additional liability of approximately $1 million.

          Sales Inducements to Contractholders. In accordance with SOP 03-1, the Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These inducements relate to bonuses on certain products offered by the Company.

     Effective the third quarter of 2003, the Company adopted FASB Interpretation ("FIN") No. 46, Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 and its December 2003 revision ("FIN 46(r)"), which includes substantial changes from the original FIN
46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance.

     FIN 46 and FIN 46(r) change the method of determining whether certain entities, including securitization entities, should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and FIN 46(r) and is called a VIE if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     The adoption of the provisions of FIN 46(r) during the third quarter of 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

3.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                              SUCCESSOR
                                             --------------------------------------------
                                                          DECEMBER 31, 2005
                                             --------------------------------------------
                                                            GROSS
                                              COST OR    UNREALIZED
                                             AMORTIZED   -----------   ESTIMATED    % OF
                                               COST      GAIN   LOSS   FAIR VALUE   TOTAL
                                             ---------   ----   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities..................   $16,788    $ 45   $393    $16,440      34.1%
Residential mortgage-backed securities.....    11,304      14    121     11,197      23.2
U.S. Treasury/agency securities............     6,153      20     61      6,112      12.7
Foreign corporate securities...............     5,323      30    139      5,214      10.8
Commercial mortgage-backed securities......     4,545      10     75      4,480       9.3
Asset-backed securities....................     3,594       9     14      3,589       7.5
State and political subdivision
  securities...............................       632      --     25        607       1.3
Foreign government securities..............       472      17      2        487       1.0
                                              -------    ----   ----    -------     -----
  Total bonds..............................    48,811     145    830     48,126      99.9
Redeemable preferred stocks................        37       1      2         36       0.1
                                              -------    ----   ----    -------     -----
  Total fixed maturities...................   $48,848    $146   $832    $48,162     100.0%
                                              =======    ====   ====    =======     =====
Non-redeemable preferred stocks............   $   327    $  1   $  5    $   323      76.7%
Common stocks..............................        97       4      3         98      23.3
                                              -------    ----   ----    -------     -----
  Total equity securities..................   $   424    $  5   $  8    $   421     100.0%
                                              =======    ====   ====    =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             PREDECESSOR
                                            ----------------------------------------------
                                                          DECEMBER 31, 2004
                                            ----------------------------------------------
                                                            GROSS
                                             COST OR     UNREALIZED
                                            AMORTIZED   -------------   ESTIMATED    % OF
                                              COST       GAIN    LOSS   FAIR VALUE   TOTAL
                                            ---------   ------   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities.................   $21,956    $1,337   $33     $23,260      54.6%
Residential mortgage-backed securities....     4,636       122     4       4,754      11.2
U.S. Treasury/agency securities...........     1,818        99    --       1,917       4.5
Foreign corporate securities..............     6,855       384    12       7,227      16.9
Commercial mortgage-backed securities.....     2,249       113     3       2,359       5.5
Asset-backed securities...................     1,861        17     3       1,875       4.4
State and political subdivision
  securities..............................       360        41     1         400       0.9
Foreign government securities.............       576        59    --         635       1.5
                                             -------    ------   ---     -------     -----
  Total bonds.............................    40,311     2,172    56      42,427      99.5
Redeemable preferred stocks...............       155        40     1         194       0.5
                                             -------    ------   ---     -------     -----
  Total fixed maturities..................   $40,466    $2,212   $57     $42,621     100.0%
                                             =======    ======   ===     =======     =====
Non-redeemable preferred stocks...........   $   124    $    3   $ 1     $   126      33.7%
Common stocks.............................       208        41     1         248      66.3
                                             -------    ------   ---     -------     -----
  Total equity securities.................   $   332    $   44   $ 2     $   374     100.0%
                                             =======    ======   ===     =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is not exposed to any significant concentration of credit risk in its U.S. and foreign corporate fixed maturities portfolio, other than those disclosed below:

                                                           SUCCESSOR          PREDECESSOR
                                                       -----------------   -----------------
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Communications(1)....................................       $2,753              $3,933
Banking..............................................       $2,193              $2,728
Electric Utilities...................................       $2,042              $2,965
Finance Companies....................................       $1,777              $3,344
Capital Goods(2).....................................       $1,223              $1,652
Real Estate Investment Trust.........................       $1,125              $1,983
Energy...............................................       $  991              $1,557
Basic Industry(3)....................................       $  936              $1,537
Insurance............................................       $  883              $1,769
Food and Beverage....................................       $  772              $  905
Natural Gas Utilities................................       $  737              $  911
Brokerage............................................       $  670              $  726
Industrial Other.....................................       $  650              $  629
Transportation(4)....................................       $  608              $  683

---------------

(1) Communications includes telecommunications, media cable and media non-cable.

(2) Capital goods includes aerospace, building materials, conglomerates, construction machine, containers, defense, packaging and environmental.

(3) Basic industry includes chemicals, metals, and paper.

(4) Transportation includes airlines, railroad and transportation services.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3,080 million and $4,955 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain (loss) of ($40) million and $392 million at December 31, 2005 and 2004, respectively. The Company held non-income producing fixed maturities at estimated fair values of $3 million and $47 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were ($5) million and $18 million at December 31, 2005 and 2004, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    SUCCESSOR               PREDECESSOR
                                              ----------------------   ----------------------
                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                              ----------------------   ----------------------
                                               COST OR                  COST OR
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                COST      FAIR VALUE     COST      FAIR VALUE
                                              ---------   ----------   ---------   ----------
                                                               (IN MILLIONS)
Due in one year or less.....................   $ 1,336     $ 1,330      $ 2,087     $ 2,127
Due after one year through five years.......     9,730       9,623       11,394      11,849
Due after five years through ten years......     8,922       8,734       11,573      12,264
Due after ten years.........................     9,380       9,173        6,511       7,199
                                               -------     -------      -------     -------
  Subtotal..................................    29,368      28,860       31,565      33,439
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities.........    19,443      19,266        8,746       8,988
                                               -------     -------      -------     -------
  Subtotal..................................    48,811      48,126       40,311      42,427
Redeemable preferred stocks.................        37          36          155         194
                                               -------     -------      -------     -------
     Total fixed maturities.................   $48,848     $48,162      $40,466     $42,621
                                               =======     =======      =======     =======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2005 and 2004, the Company held CMOs classified as available-for-sale with a fair value of $7,224 million and $2,395 million, respectively. Approximately 55% and 54% of the Company's CMO holdings were fully collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") securities at December 31, 2005 and 2004, respectively. In addition, the Company held $3,973 million and $2,359 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2005 and 2004, respectively. All of these securities are rated AAA by the major rating agencies.

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                        SUCCESSOR                   PREDECESSOR
                                     ----------------   -----------------------------------
                                     SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                       DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                     ----------------   ----------------   ----------------
                                           2005               2005          2004     2003
                                     ----------------   ----------------   ------   -------
                                                         (IN MILLIONS)
Proceeds...........................      $20,368             $2,971        $6,957   $13,101
Gross investment gains.............      $    41             $  152        $  257   $   449
Gross investment losses............      $  (318)            $  (96)       $ (219)  $  (364)

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     There were no gross investment losses above that exclude writedowns recorded during the six months ended December 31, 2005. Gross investment losses exclude writedowns recorded during the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $4 million, $42 million and $109 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
  AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                        SUCCESSOR
                                       ---------------------------------------------------------------------------
                                                                    DECEMBER 31, 2005
                                       ---------------------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                         LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                       -----------------------   -----------------------   -----------------------
                                                      GROSS                     GROSS                     GROSS
                                       ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                       FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                       ----------   ----------   ----------   ----------   ----------   ----------
                                                                  (DOLLARS IN MILLIONS)
U.S. corporate securities............   $13,605        $393        $  --        $  --       $13,605        $393
Residential mortgage-backed
  securities.........................     8,490         121           --           --         8,490         121
U.S. Treasury/agency securities......     4,148          61           --           --         4,148          61
Foreign corporate securities.........     4,284         139           --           --         4,284         139
Commercial mortgage-backed
  securities.........................     3,654          75           --           --         3,654          75
Asset-backed securities..............     1,741          14           --           --         1,741          14
State and political subdivision
  securities.........................       549          25           --           --           549          25
Foreign government securities........       147           2           --           --           147           2
                                        -------        ----        -----        -----       -------        ----
  Total bonds........................    36,618         830           --           --        36,618         830
Redeemable preferred stocks..........        28           2           --           --            28           2
                                        -------        ----        -----        -----       -------        ----
  Total fixed maturities.............   $36,646        $832        $  --        $  --       $36,646        $832
                                        =======        ====        =====        =====       =======        ====
Equity securities....................   $   214        $  8        $  --        $  --       $   214        $  8
                                        =======        ====        =====        =====       =======        ====
Total number of securities in an
  unrealized loss position...........     4,711                       --                      4,711
                                        =======                    =====                    =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                        ---------------------------------------------------------------------------
                                                                     DECEMBER 31, 2004
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                          LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                       GROSS                     GROSS                     GROSS
                                        ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                                   (DOLLARS IN MILLIONS)
U.S. corporate securities.............    $2,943        $26          $192         $ 7         $3,135        $33
Residential mortgage-backed
  securities..........................       551          3            53           1            604          4
U.S. Treasury/agency securities.......        60         --            --          --             60         --
Foreign corporate securities..........       944          8           178           4          1,122         12
Commercial mortgage-backed
  securities..........................       250          3             7          --            257          3
Asset-backed securities...............       294          2            45           1            339          3
State and political subdivision
  securities..........................         4         --            11           1             15          1
Foreign government securities.........        19         --            --          --             19         --
                                          ------        ---          ----         ---         ------        ---
  Total bonds.........................     5,065         42           486          14          5,551         56
Redeemable preferred stocks...........        13         --             7           1             20          1
                                          ------        ---          ----         ---         ------        ---
  Total fixed maturities..............    $5,078        $42          $493         $15         $5,571        $57
                                          ======        ===          ====         ===         ======        ===
Equity securities.....................    $   31        $ 2          $  9         $--         $   40        $ 2
                                          ======        ===          ====         ===         ======        ===
Total number of securities in an
  unrealized loss position............       681                       89                        770
                                          ======                     ====                     ======

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004 where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                              SUCCESSOR
                       ---------------------------------------------------------------------------------------
                                                          DECEMBER 31, 2005
                       ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSSES        NUMBER OF SECURITIES
                       ---------------------------   ---------------------------   ---------------------------
                       LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                       -------------   -----------   -------------   -----------   -------------   -----------
                                                        (DOLLARS IN MILLIONS)
Less than six
  months.............     $37,631          $69           $814            $26           4,663           48
                          -------          ---           ----            ---           -----           --
  Total..............     $37,631          $69           $814            $26           4,663           48
                          =======          ===           ====            ===           =====           ==

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  PREDECESSOR
                                          ------------------------------------------------------------
                                                               DECEMBER 31, 2004
                                          ------------------------------------------------------------
                                               COST OR               GROSS                NUMBER
                                            AMORTIZED COST     UNREALIZED LOSSES      OF SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                             (DOLLARS IN MILLIONS)
Less than six months....................   $4,115      $  1       $29      $  --       499         5
Six months or greater but less than nine
  months................................      890        --        13         --       155        --
Nine months or greater but less than
  twelve months.........................      147        --         3         --        27        --
Twelve months or greater................      517        --        14         --        84        --
                                           ------      ----       ---      -----       ---        --
  Total.................................   $5,669      $  1       $59      $  --       765         5
                                           ======      ====       ===      =====       ===        ==

     As of December 31, 2005, $814 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $59 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $26 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 38% of the cost or amortized cost of such securities. Of such unrealized losses, all have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 2, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. In connection with the Acquisition, the Company's investment portfolio was revalued in accordance with purchase accounting as of July 1, 2005. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates since the portfolio revaluation at the Acquisition Date. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $8,478 million and $2,106 million and an estimated fair value of $8,372 million and $1,918 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $8,622 million and $1,986 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

income and investment expenses, respectively. Security collateral of $174 million and $341 million at December 31, 2005 and December 31, 2004, respectively, was on deposit from customers in connection with the securities lending transactions. Security collateral may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $20 million and $21 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. The Company had no securities held in trust to satisfy collateral requirements at December 31, 2005. Company securities held in trust to satisfy collateral requirements, consisting primarily of fixed maturity securities, had an amortized cost of $15 million at December 31, 2004.

  MORTGAGE AND CONSUMER LOANS

     At December 31, 2005 and 2004, the Company's mortgage and consumer loans consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Current mortgage and consumer loans.................       $2,081              $2,070
Underperforming mortgage and consumer loans.........           13                  54
                                                           ------              ------
  Total mortgage and consumer loans.................       $2,094              $2,124
                                                           ======              ======

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Mortgage loans are collaterized by properties located in the United States. At December 31, 2005, approximately 37%, 12%, and 5% of the properties were located in California, New York, and New Jersey, respectively. Generally, the Company, as a lender, only loans up to 75% of the purchase price on the underlying real estate.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities..........................       $1,169             $1,173        $2,336     $2,330
Equity securities.........................            3                 22             9        (21)
Mortgage and consumer loans...............           85                 82           184        158
Real estate and real estate joint
  ventures................................            2                 19            29         20
Policy loans..............................           23                 29            70         76
Other limited partnership interests.......           33                217           262         32
Cash, cash equivalents and short-term
  investments.............................           61                 24            31         49
Preferred stock of Citigroup..............           --                 73           182        182
Other.....................................           (6)                 3             1         34
                                                 ------             ------        ------     ------
  Total...................................        1,370              1,642         3,104      2,860
Less: Investment expenses.................          154                 34            92        117
                                                 ------             ------        ------     ------
  Net investment income...................       $1,216             $1,608        $3,012     $2,743
                                                 ======             ======        ======     ======

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities(1).......................       $ (278)            $   17        $  (21)    $  (33)
Equity securities.........................            1                 35            17          9
Mortgage and consumer loans...............           (8)                 1             1        (14)
Real estate and real estate joint
  ventures................................            7                  7             1          6
Other limited partnership interests.......           (1)                 2             1         44
Sales of businesses.......................            2                 --            --         --
Derivatives...............................          (11)              (402)          122        507
Other.....................................          100                366          (112)      (487)
                                                 ------             ------        ------     ------
  Net investment gains (losses)...........       $ (188)            $   26        $    9     $   32
                                                 ======             ======        ======     ======

---------------
(1) Subsequent to the Acquisition, the Company's investment portfolio was repositioned, resulting in significant net investment losses during the six months ended December 31, 2005. Such losses resulted from the sale of securities during a period of rising interest rates.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturities.............................       $(686)             $2,124        $2,155   $1,966
Equity securities............................          (3)                 21            42       33
Derivatives..................................           1                  83            (6)    (159)
Other........................................         (18)                  4             1       16
Discontinued operations......................          --                  --           256      225
                                                    -----              ------        ------   ------
  Total......................................        (706)              2,232         2,448    2,081
Amounts allocated from DAC and VOBA..........         135                  --            --       --
Deferred income taxes........................         200                (781)         (856)    (725)
                                                    -----              ------        ------   ------
     Net unrealized investment gains
       (losses)..............................       $(371)             $1,451        $1,592   $1,356
                                                    =====              ======        ======   ======

     The changes in net unrealized investment gains (losses) were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD..............      $ 1,451             $1,592        $1,356   $  454
Effect of purchase accounting push down (See
  Note 1)....................................       (1,451)                --            --       --
                                                   -------             ------        ------   ------
BALANCE, BEGINNING OF PERIOD.................           --              1,592         1,356      454
Unrealized investment gains (losses) during
  the period.................................         (706)                43           367    1,368
Unrealized investment gains (losses) relating
  to:
  DAC and VOBA...............................          135                 --            --       --
  Deferred income taxes......................          200                (18)         (131)    (466)
Restructuring transaction....................           --               (166)           --       --
                                                   -------             ------        ------   ------
BALANCE, END OF PERIOD.......................      $  (371)            $1,451        $1,592   $1,356
                                                   =======             ======        ======   ======
Net change in unrealized investment gains
  (losses)...................................      $  (371)            $ (141)       $  236   $  902
                                                   =======             ======        ======   ======

  TRADING SECURITIES

     Net investment income for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003 includes $6 million, ($35) million, $44 million and $190 million, respectively, of gains (losses) on securities classified as trading. Of these amounts, ($3) million, $20 million, $78 million and $92 million relate to net gains (losses) recognized on trading securities sold during the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003,

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

respectively. The remaining $9 million, ($55) million, ($34) million and $98 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively, relate to changes in fair value on trading securities held at December 31, 2005, June 30, 2005, December 31, 2004 and December 31, 2003, respectively.

  VARIABLE INTEREST ENTITIES

     As of December 31, 2004, a collateralized debt obligation and a real estate joint venture were consolidated as VIEs. The collateralized debt obligation was sold subsequent to June 30, 2005. The real estate joint venture experienced a reconsideration event that changed the Company's status so that it is no longer the primary beneficiary. The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              ------------------------
                                                              NOT PRIMARY BENEFICIARY
                                                              ------------------------
                                                                             MAXIMUM
                                                                TOTAL      EXPOSURE TO
                                                              ASSETS (1)    LOSS (2)
                                                              ----------   -----------
                                                                   (IN MILLIONS)
Asset-backed securitizations................................    $1,281        $ 69
Real estate joint ventures(3)...............................        97          18
Other limited partnerships(4)...............................     4,055         285
Other investments(5)........................................       200          15
                                                                ------        ----
  Total.....................................................    $5,633        $387
                                                                ======        ====

---------------

(1) The assets of the asset-backed securitizations are reflected at fair value at December 31, 2005. The assets of the real estate joint ventures, other limited partnerships and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnerships and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Other investments include securities that are not asset-backed securitizations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     On the Acquisition Date, derivative revaluation gains were reclassified from other assets to other invested assets to conform with MetLife's presentation.

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in hedging relationships. Accordingly, all changes in such derivative fair values for the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                           SUCCESSOR                        PREDECESSOR
                                -------------------------------   -------------------------------
                                       DECEMBER 31, 2005                 DECEMBER 31, 2004
                                -------------------------------   -------------------------------
                                            CURRENT MARKET OR                 CURRENT MARKET OR
                                                FAIR VALUE                        FAIR VALUE
                                NOTIONAL   --------------------   NOTIONAL   --------------------
                                 AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                --------   ------   -----------   --------   ------   -----------
                                                          (IN MILLIONS)
Interest rate swaps...........  $ 6,540     $356       $ 49       $ 5,702    $   59      $109
Interest rate caps............    2,020       16         --           118         3        --
Financial futures.............       81        2          1         1,339        --        --
Foreign currency swaps........    3,084      429         72         3,219       850        45
Foreign currency forwards.....      488       18          2           431        --         8
Options.......................       --      165          3            --       189        --
Financial forwards............       --       --          2            --         2         2
Credit default swaps..........      957        2          2           415         4         3
                                -------     ----       ----       -------    ------      ----
  Total.......................  $13,170     $988       $131       $11,224    $1,107      $167
                                =======     ====       ====       =======    ======      ====

     The above table does not include notional values for equity futures, equity financial forwards, and equity options. At December 31, 2005 and 2004, the Company owned 587 and 217 equity futures contracts, respectively. Equity futures market values are included in financial futures in the preceding table. At December 31, 2005 and 2004, the Company owned 73,500 and 115,400 equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table. At December 31, 2005 and 2004, the Company owned 1,420,650 and 1,144,700 equity options, respectively. Equity options market values are included in options in the preceding table. The notional amount related to equity options for 2004 has been removed from the above table to conform to 2005 presentation.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                             SUCCESSOR
                              ------------------------------------------------------------------------
                                                           REMAINING LIFE
                              ------------------------------------------------------------------------
                                         AFTER ONE YEAR   AFTER FIVE YEARS
                              ONE YEAR      THROUGH           THROUGH
                              OR LESS      FIVE YEARS        TEN YEARS       AFTER TEN YEARS    TOTAL
                              --------   --------------   ----------------   ---------------   -------
                                                           (IN MILLIONS)
Interest rate swaps.........   $  942        $2,929            $2,519             $150         $ 6,540
Interest rate caps..........    2,000            20                --               --           2,020
Financial futures...........       81            --                --               --              81
Foreign currency swaps......      535           869             1,616               64           3,084
Foreign currency forwards...      488            --                --               --             488
Credit default swaps........       95           836                26               --             957
                               ------        ------            ------             ----         -------
  Total.....................   $4,141        $4,654            $4,161             $214         $13,170
                               ======        ======            ======             ====         =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches).

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at time of exercise and the strike price. Equity index options are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. RSATs are a combination of a derivative and usually a U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                        SUCCESSOR                            PREDECESSOR
                           -----------------------------------   -----------------------------------
                                    DECEMBER 31, 2005                     DECEMBER 31, 2004
                           -----------------------------------   -----------------------------------
                                             FAIR VALUE                            FAIR VALUE
                           NOTIONAL   ------------------------   NOTIONAL   ------------------------
                            AMOUNT      ASSETS     LIABILITIES    AMOUNT      ASSETS     LIABILITIES
                           --------   ----------   -----------   --------   ----------   -----------
                                                         (IN MILLIONS)
Fair value...............  $    66       $ --         $ --       $ 1,506      $   --        $ 14
Cash flow................      430          2           --         7,560         897         142
Foreign operations.......       --         --           --            25          --          --
Non-qualifying...........   12,674        986          131         2,133         210          11
                           -------       ----         ----       -------      ------        ----
     Total...............  $13,170       $988         $131       $11,224      $1,107        $167
                           =======       ====         ====       =======      ======        ====

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate investments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                               SUCCESSOR                 PREDECESSOR
                                            ----------------   --------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                              DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                            ----------------   ----------------   -------------
                                                  2005               2005         2004    2003
                                            ----------------   ----------------   -----   -----
                                                               (IN MILLIONS)
Changes in the fair value of
  derivatives.............................        $--                $(16)        $(21)   $  1
Changes in the fair value of the items
  hedged..................................         --                   5          (12)    (24)
                                                  ---                ----         ----    ----
Net ineffectiveness of fair value hedging
  activities..............................        $--                $(11)        $(33)   $(23)
                                                  ===                ====         ====    ====

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative has been excluded from the assessment of ineffectiveness. For the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, the cost of carry for financial futures was ($8) million, ($29) million and ($23) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (iv) interest rate futures to hedge against changes in value of securities to be acquired; and (v) interest rate futures to hedge against changes in interest rates on liabilities to be issued.

     For the six months ended December 31, 2005, the Company did not recognize any net investment gains (losses) related to the assessment of hedge ineffectiveness. For the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized net investment gains (losses) of ($5) million, $6 million and ($3) million, respectively, which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the six months ended December 31, 2005 and June 30, 2005 and for the years ended December 31, 2004 and 2003, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Presented below is a rollforward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                   SUCCESSOR                 PREDECESSOR
                                                ----------------   --------------------------------
                                                SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                  DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                ----------------   ----------------   -------------
                                                      2005               2005         2004    2003
                                                ----------------   ----------------   -----   -----
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD...............        $ 83               $(6)         $(159)  $(286)
Effect of purchase accounting push down (See
  Note 1).....................................         (83)               --             --      --
                                                      ----               ---          -----   -----
BALANCE, BEGINNING OF PERIOD..................           -                (6)          (159)   (286)
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of
  cash flow hedges............................           1                85            140     112
Amounts reclassified to net investment
  income......................................          --                 4             13      15
                                                      ----               ---          -----   -----
BALANCE, END OF THE PERIOD....................        $  1               $83          $  (6)  $(159)
                                                      ====               ===          =====   =====

     At December 31, 2005, approximately ($5) million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2006.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps and options to hedge portions of its net investment in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded in 2005, 2004 or 2003.

     The Company's consolidated statements of stockholder's equity for the six months ended December 31, 2005 did not include any gains (losses) related to foreign currency contracts used to hedge its net investments in foreign operations. The Company's consolidated statements of stockholder's equity for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, included gains (losses) of $3 million, $1 million and ($6) million, respectively, related to foreign currency contracts used to hedge its net investments in foreign operations. When substantially all of the net investments in foreign operations are sold or liquidated, the amounts in accumulated other comprehensive income ("AOCI") are reclassified to the consolidated statements of income, while a pro rata portion is reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(v) RSATs to synthetically create investments; and (vi) basis swaps to better match the cash flows from assets and related liabilities.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2005. For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of ($1) million, ($10) million, ($33) million and ($96) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum accumulation and withdrawal benefits. The fair value of the Company's embedded derivative liabilities was $40 million and $181 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) for the six months ended December 31, 2005 and June 30, 2005 and during the year ended December 31, 2004 were gains (losses) of $39 million, ($3) million and $30 million, respectively. There were no investment gains (losses) associated with embedded derivatives during the year ended December 31, 2003.

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, the Company was obligated to return cash collateral under its control of $128 million and $229 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005 and 2004, the Company had also accepted collateral consisting of various securities with a fair market value of $427 million and $584 million, respectively, which is held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2005 and 2004, none of the collateral had been sold or repledged. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2003 and 2004, and the six months ended June 30, 2005 and December 31, 2005, is as follows:

                                                               DAC      VOBA      TOTAL
                                                              ------   -------   -------
                                                                    (IN MILLIONS)
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)....................  $2,044   $   115   $ 2,159
  Capitalization............................................     583        --       583
  Less: amortization........................................     266        14       280
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)..................   2,361       101     2,462
  Capitalization............................................     810        --       810
  Less: amortization........................................     399        11       410
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................   2,772        90     2,862
  Capitalization............................................     426        --       426
  Less: amortization........................................     230         6       236
                                                              ------   -------   -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)......................   2,968        84     3,052
Effect of purchase accounting push down (See Note 1)........  (2,968)    3,406       438
                                                              ------   -------   -------
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................      --     3,490     3,490
                                                              ------   -------   -------
  Capitalization............................................     262        --       262
                                                              ------   -------   -------
  Less: amortization related to:
     Net investment gains (losses)..........................      (4)      (25)      (29)
     Unrealized investment gains (losses)...................     (32)     (103)     (135)
     Other expenses.........................................      17       198       215
                                                              ------   -------   -------
       Total amortization...................................     (19)       70        51
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................  $  281   $ 3,420   $ 3,701
                                                              ======   =======   =======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $320 million in 2006, $313 million in 2007, $296 million in 2008, $278 million in 2009 and $257 million in 2010.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Changes in value of distribution agreements ("VODA") and value of customer relationships acquired ("VOCRA"), which are reported within other assets in the consolidated balance sheet, are as follows:

                                                              (IN MILLIONS)
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................       $--
Effect of purchase accounting push down (See Note 1)........        73
Amortization................................................        --
                                                                   ---
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................        73
Capitalization..............................................        --
Amortization................................................        (1)
                                                                   ---
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................       $72
                                                                   ===

     The estimated future amortization expense for the next five years of the value of distribution agreements and customer relationships acquired is $2 million in 2006, $3 million in 2007, $4 million in 2008, $4 million in 2009 and $5 million in 2010.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   -------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   ------------
                                                2005               2005             2004
                                          ----------------   ----------------   ------------
                                                            (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.........        $ 81               $50              $--
Effect of purchase accounting push down
  (See Note 1)..........................         (81)               --               --
                                                ----               ---              ---
Balance, beginning of period............          --                50               --
Capitalization..........................          23                33               51
Amortization............................          --                (2)              (1)
                                                ----               ---              ---
BALANCE, END OF PERIOD..................        $ 23               $81              $50
                                                ====               ===              ===

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     The following table provides an analysis of the activity in the liability for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
BALANCE, BEGINNING OF PERIOD...........       $ 511               $489         $434    $368
     Less: reinsurance recoverables....        (367)              (347)        (294)   (240)
                                              -----               ----         ----    ----
  Net balance at beginning of period...         144                142          140     128
                                              -----               ----         ----    ----
  Effect of purchase accounting
     pushdown..........................          (7)                --           --      --
  Incurred related to:
     Current period....................          19                 17           22      32
     Prior period......................          (3)                (3)           4       5
                                              -----               ----         ----    ----
       Total incurred..................          16                 14           26      37
                                              -----               ----         ----    ----
  Paid related to:
     Current period....................          (1)                (1)          (1)     (1)
     Prior period......................         (13)               (11)         (23)    (24)
                                              -----               ----         ----    ----
       Total paid......................         (14)               (12)         (24)    (25)
                                              -----               ----         ----    ----
  Net balance at end of period.........         139                144          142     140
     Add: reinsurance recoverables.....         373                367          347     294
                                              -----               ----         ----    ----
BALANCE, END OF PERIOD.................       $ 512               $511         $489    $434
                                              =====               ====         ====    ====

     Claims and claim adjustment expenses associated with prior periods decreased by $3 million for both the six months ended December 31, 2005 and the six months ended June 30, 2005. Claims and claim adjustment expenses associated with prior periods increased by $4 million and $5 million for the years ended December 31, 2004 and 2003, respectively. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for long-term care and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

  ANNUITY CONTRACTS

                                                     SUCCESSOR                       PREDECESSOR
                                           ------------------------------   ------------------------------
                                                 DECEMBER 31, 2005                DECEMBER 31, 2004
                                           ------------------------------   ------------------------------
                                               IN THE            AT             IN THE            AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                (DOLLARS IN MILLIONS)
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
  Account value (general and separate
     account)............................     $ 32,772           N/A           $ 30,833           N/A
  Net amount at risk.....................     $    852(1)        N/A(2)        $  1,255(1)        N/A(2)
  Average attained age of
     contractholders.....................     60 years           N/A           59 years           N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                      SUCCESSOR                    PREDECESSOR
                                              -------------------------     -------------------------
                                                  DECEMBER 31, 2005             DECEMBER 31, 2004
                                              -------------------------     -------------------------
                                              SECONDARY       PAID UP       SECONDARY       PAID UP
                                              GUARANTEES     GUARANTEES     GUARANTEES     GUARANTEES
                                              ----------     ----------     ----------     ----------
                                                               (DOLLARS IN MILLIONS)
Account value (general and separate
  account)..................................   $  1,944         N/A          $  1,239         N/A
Net amount at risk..........................   $ 25,795(1)      N/A(1)       $ 15,182(1)      N/A(1)
Average attained age of policyholders.......   57 years         N/A          57 years         N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $3 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the years ended December 31, 2004 and 2003. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $6 million, $5 million and $2 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
Mutual Fund Groupings                                             (IN MILLIONS)
Equity..............................................       $19,969             $17,611
Bond................................................         2,434               2,183
Balanced............................................         2,899               3,250
Money Market........................................           654                 681
Specialty...........................................           621                 649
                                                           -------             -------
  TOTAL.............................................       $26,577             $24,374
                                                           =======             =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $30,295 million and $28,703 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $943 million and $2,039 million at December 31, 2005 and 2004, respectively. The average interest rates credited on these contracts were 4.5% and 4% at December 31, 2005 and 2004, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $232 million, $203 million, $375 million and $300 million for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     The Company did not have any proportional interest in separate accounts for fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet at December 31, 2005.

     For the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6.  REINSURANCE

     Since 1997, the majority of the Company's universal life business has been reinsured under an 80% ceded/20% retained yearly renewable term ("YRT") quota share reinsurance program, and its term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance have reverted to YRT for new business. Effective May 1, 2005, the Company's quota share program for YRT and coinsurance changed to 70%/30%. Within its normal course of business, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25 million for term insurance. Under certain circumstances, the Company may elect to retain up to $25 million per life. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $78 billion and $74 billion at December 31, 2005 and 2004, respectively. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     Prior to April 1, 2001, the Company reinsured the GMDB rider exposure on its variable annuity products. Total variable annuity account balances with GMDB riders were $32.8 billion, of which $12.0 billion, or 36%, was reinsured, and $26.7 billion, of which $12.0 billion, or 45%, was reinsured at December 31, 2005 and 2004, respectively. GMDBs are payable upon the death of the contractholder. When the benefits payable are greater than the account value of the variable annuity, the difference is called the net amount at risk ("NAR"). NAR totaled $0.9 billion, of which $0.8 billion, or 89%, is reinsured and $1.3 billion, of which $1.1 billion, or 85%, is reinsured at December 31, 2005 and 2004, respectively.

     TIC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers.

     Effective July 1, 2000, the Company reinsured 90% of its individual long-term care insurance business with General Electric Capital Assurance Company ("GECAC") and its subsidiary in the form of indemnity reinsurance agreements. Written premiums ceded per these agreements were $122 million and $111 million for the six months ended December 31, 2005 and June 30, 2005, respectively. Earned premiums ceded were $119 million and $112 million for the six months ended December 31, and June 30, 2005, respectively. Total written premiums ceded were $224 million and $227 million for the years ending December 31, 2004 and 2003, respectively.

     In accordance with the terms of the reinsurance agreement, GECAC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, no later than July 1, 2008. Effective June 30, 2005, TIC entered into an agreement with CIHC to effectively transfer the remaining results from the long-term care block of business from TIC to CIHC. Under the terms of this agreement, any gains or losses remaining after the terms of the indemnity reinsurance agreement are satisfied, are reimbursable from CIHC for losses, or payable to CIHC for gains. TIC does however retain limited investment exposure related to the reinsured contracts. Citigroup unconditionally guarantees the performance of its subsidiary, CIHC.

     In 2004, The Travelers Life and Annuity Reinsurance Company ("TLARC") was formed by TIC as a pure captive insurer in order to permit TIC and TLAC to cede 100% of its risk associated with the secondary death benefit guarantee rider on certain universal life contracts. TIC dividended TLARC's stock to CIHC in late 2004. As part of the Acquisition, TLARC became a direct subsidiary of MetLife. See Notes 11 and 16.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                          SUCCESSOR                  PREDECESSOR
                                      -----------------   ----------------------------------
                                      SIX MONTHS ENDED    SIX MONTHS ENDED     YEARS ENDED
                                        DECEMBER 31,          JUNE 30,        DECEMBER 31,
                                      -----------------   ----------------   ---------------
                                            2005                2005          2004     2003
                                      -----------------   ----------------   ------   ------
                                                          (IN MILLIONS)
Direct premiums earned..............        $ 381              $ 466         $1,191   $1,376
Reinsurance ceded...................         (159)              (141)          (280)    (294)
                                            -----              -----         ------   ------
Net premiums earned.................        $ 222              $ 325         $  911   $1,082
                                            =====              =====         ======   ======
Reinsurance recoverables netted
  against policyholder benefits.....        $ 521              $ 264         $  475   $  416
                                            =====              =====         ======   ======

     Written premiums are not materially different than earned premiums presented in the preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $4,283 million and $3,884 million at December 31, 2005 and 2004, respectively, including $2,772 million and $1,904 million at December 31, 2005 and 2004, respectively, relating to runoff of long-term care business and $1,356 million and $1,489 million at December 31, 2005 and 2004, respectively, relating to reinsurance on the runoff of workers compensation business. Reinsurance premiums and ceded commissions payable included in other liabilities were $49 million and $48 million at December 31, 2005 and 2004, respectively.

7.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Current:
  Federal..............................        $58                $197         $368    $179
  Foreign..............................         --                   1            1       3
                                               ---                ----         ----    ----
                                                58                 198          369     182
                                               ---                ----         ----    ----
Deferred:
  Federal..............................         40                   7           (8)     58
                                               ---                ----         ----    ----
Provision for income taxes.............        $98                $205         $361    $240
                                               ===                ====         ====    ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...        $119               $259         $473    $405
Tax effect of:
  Tax exempt investment income.........         (20)               (46)         (86)    (84)
  Tax reserve release..................          --                 --          (23)    (79)
  Other, net...........................          (1)                (8)          (3)     (2)
                                               ----               ----         ----    ----
Provision for income taxes.............        $ 98               $205         $361    $240
                                               ====               ====         ====    ====

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other policyholder
     liabilities....................................       $2,141              $   756
  Operating lease reserves..........................           13                   47
  Employee benefits.................................            3                  169
  Net unrealized investment losses..................          200                   --
  Capital loss carryforwards........................           92                   --
  Other.............................................           20                  114
                                                           ------              -------
  Total.............................................        2,469                1,086
                                                           ------              -------
Deferred income tax liabilities:
  DAC and VOBA......................................       (1,174)                (785)
  Net unrealized investment gains...................           --                 (763)
  Investments, net..................................          (12)                (832)
  Other.............................................           --                  (77)
                                                           ------              -------
  Total.............................................       (1,186)              (2,457)
                                                           ------              -------
Net deferred income tax asset (liability)...........       $1,283              $(1,371)
                                                           ======              =======

     At December 31, 2005, the Company has a net deferred tax asset. If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred tax asset will be realized.

     Capital loss carryforwards amount to $263 million at December 31, 2005 and will expire in 2010.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Subsequent to the Acquisition, the Company will file a consolidated tax return with its subsidiary, TLAC. The companies will execute a Tax Sharing Agreement (the "Tax Agreement") prior to the filing of the 2005 consolidated tax return. Under the Tax Agreement, the federal income taxes will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Agreement.

     For the periods prior to the Acquisition, the Company and its subsidiaries filed a consolidated federal income tax return with Citigroup and were part of a Tax Sharing Agreement with Citigroup (the "Citigroup Tax Agreement"). Under the Citigroup Tax Agreement, the federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the Citigroup Tax Agreement. TIC had $305 million payable to Citigroup at December 31, 2004 related to the Citigroup Tax Agreement.

     Under the Life Insurance Company Tax Act of 1959, stock life insurance companies were required to maintain a policyholders' surplus account containing the accumulated portion of current income which had not been subject to income tax in the year earned. The Deficit Reduction Act of 1984 required that no future amounts be added after 1983 to the policyholders' surplus account and that any future distributions to shareholders from the account would become subject to income at the general corporate income tax rate then in effect. During 2004, the American Jobs Creation Act of 2004 ("AJCA") was enacted. The AJCA provides, in part, that distributions from policyholders' surplus accounts during 2005 and 2006 will not be taxed. The amount of policyholders' surplus account at December 31, 2004 was approximately $932 million. If the entire policyholders' surplus account were deemed to be distributed in 2004, there would have been a tax liability of approximately $326 million. No current or deferred taxes have been provided on these amounts in the past because management considered the conditions under which these taxes would be paid remote. For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by MetLife upon Acquisition. The Section 338 election results in a deemed distribution of the Company's policyholders' surplus account in 2005. However, due to the provision of the AJCA, no tax liability will be incurred as a result of this deemed distribution of policyholders' surplus in 2005.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     In August 1999, an amended putative class action complaint was filed in Connecticut state court against TLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former TLAC affiliate, purchased structured settlement annuities from TLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of TLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against TLAC: (i) violation of the Connecticut Unfair Trade Practice Statute; (ii) unjust enrichment; and (iii) civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. The Company has recently learned that the Connecticut Supreme Court has reversed the trial court's certification of a class. Plaintiff may file a motion with respect to the order and may seek upon remand to the trial court to file another motion for class certification. TLAC and Travelers Equity Sales, Inc. intend to continue to vigorously defend the matter.

     A former registered representative of Tower Square Securities, Inc. ("Tower Square"), a broker-dealer subsidiary of TIC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and the NASD are also reviewing this matter. Tower Square intends to fully cooperate with the SEC, the NASD and the Connecticut Department of Banking. In the context of the above, two arbitration matters were commenced in 2005 against Tower Square. In one of the matters, defendants include other unaffiliated broker-dealers with whom the registered representative was formerly registered. It is reasonably possible that other actions will be brought regarding this matter. Tower Square intends to defend itself vigorously in all such cases.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. In addition, like many insurance companies and agencies, in 2004 and 2005, the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated less than $1 million. The Company maintained a liability of $16 million, and a related asset for premium tax offsets of $9 million, at December 31, 2005, for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company have been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into various lease and sublease agreements for office space. Future sublease income is projected to be insignificant. Future minimum gross rental payments are as follows:

                                                                   GROSS
                                                              RENTAL PAYMENTS
                                                              ---------------
                                                               (IN MILLIONS)
2006........................................................        $17
2007........................................................        $17
2008........................................................        $16
2009........................................................        $10
2010........................................................        $ 8
Thereafter..................................................        $ 8

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $715 million and $389 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $339 million and $213 million at December 31, 2005 and 2004, respectively. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  OTHER COMMITMENTS

     TIC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston, which is included in equity securities on the Company's balance sheets. TIC has also entered into several funding agreements with the FHLB of Boston whereby TIC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on TIC's residential mortgages and mortgage-backed securities to collateralize TIC's obligations under the funding agreements. TIC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The funding agreements and the related security agreement represented by this blanket lien, provide that upon any event of default by TIC, the FHLB of Boston's recovery is limited to the amount of TIC's liability under the outstanding funding agreements. The amount of the Company's liability for funding agreements with the FHLB of Boston as of December 31, 2005 is $1.1 billion, which is included in policyholder account balances.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII") (formerly Citicorp International Life Insurance Company, Ltd.), an affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII. This guarantee is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. The agreement was terminated as of December 31, 2004, but termination does not affect policies previously guaranteed. Life insurance coverage

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in-force under this guarantee at December 31, 2005 is $447 million. The Company does not hold any collateral related to this guarantee.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     In connection with RSATs, the Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is $149 million at December 31, 2005. The credit default swaps expire at various times during the next three years.

9.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating employer in qualified and non-qualified, noncontributory defined benefit pension plans sponsored by MetLife. Employees were credited with prior service recognized by Citigroup, solely for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the closing date of the Acquisition. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year; accordingly, no expense related to the MetLife plans was allocated to the Company for the six months ended December 31, 2005.

     Prior to the Acquisition, the Company participated in qualified and non-qualified, noncontributory defined benefit pension plans and certain other postretirement plans sponsored by Citigroup. The Company's share of expense for these plans was $14 million, $28 million and $28 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. The obligation for benefits earned under these plans was retained by Citigroup.

10.  RESTRUCTURING TRANSACTIONS

     As described in Note 1, on July 1, 2005, MetLife acquired the Company from Citigroup. Prior to the Acquisition, certain restructuring transactions were required pursuant to the Acquisition Agreement. All restructuring transactions have been recorded at their historical basis. The following transfers to CIHC occurred on June 30, 2005:

          1. All TIC's membership in Keeper Holdings LLC, which holds an interest in CitiStreet LLC;

          2. All TIC's shares of Citigroup Series YYY and YY preferred stock, and all dividends with respect thereto;

          3. All TIC's shares of American Financial Life Insurance Company stock;

          4. All TIC's shares of Primerica stock (See Note 14);

          5. All TIC's obligations in the amount of $105 million, the related deferred income tax assets of $37 million and cash in the amount of $68 million associated with the Connecticut River Plaza lease;

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          6. All owned intellectual property and all trademarks used in connection with products offered only by or through the Company. This includes, but is not limited to, the "umbrella" trademark and umbrella design trademark, and any trademarks which include the terms "citi," "Citi," the arc design and the blue wave design;

          7. All TIC's net obligations in the amount of $443 million related to non-qualified employee benefit plans (including retiree welfare, pension, long-term disability, workers compensation and deferred compensation obligations) and associated assets consisting of $191 million in cash, and other assets, including a deferred income tax asset, totaling $252 million;

          8. All TIC's obligations and rights related to future gains and losses under all policies providing long-term care benefits;

          9. All tax liabilities for potential audit liabilities for federal and state income taxes and other taxes of approximately $78 million with respect to pre-Acquisition tax periods as the Acquisition Agreement provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the closing date.

     The Connecticut Insurance Department (the "Department") approved the special dividend of all TIC's ownership interests and obligations as included in items 1 through 6, 8 and 9 as set forth above. Restructuring transaction item 7, as set forth above, was accounted for as an asset/liability transfer, and did not require approval from the Department. The consolidated financial statements of the Company include the results of operations related to the aforementioned restructuring transactions through the date of distribution, other than Primerica which has been reported as discontinued operations.

11.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, TIC and TLAC are each permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividend, when aggregated with all other dividends in the preceding twelve months, does not exceed the greater of
(i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. TIC and TLAC will each be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice or until the Commissioner has approved the dividend, whichever is sooner. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. TIC paid cash dividends to its former parent, CIHC, of $675 million in 2005, $773 million in 2004 and $545 million in 2003. A portion of the cash dividend paid in 2005 was considered an extraordinary dividend and was approved by the Department. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition, under Connecticut State Insurance Law all dividend payments by TIC and TLAC through June 30, 2007 require prior approval of the Commissioner. TIC and TLAC have not paid any dividends since the Acquisition Date.

     On December 15, 2004, the Company dividended all of the issued and outstanding shares of TLARC to CIHC. TLARC was valued at $250,000 and was considered to be an ordinary dividend. At Acquisition, TLARC was sold by Citigroup to MetLife.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 1, in connection with the Acquisition Agreement, several restructuring transactions requiring regulatory approval were completed prior to the sale. TIC received regulatory approval from the Commissioner to complete the restructuring transactions via dividend, and to pay its dividends.

     In connection with the restructuring transactions as discussed in Note 10, the Company's additional paid-in capital ("APIC"), retained earnings and accumulated other comprehensive income were impacted as follows:

                                                                   PREDECESSOR
                                                            --------------------------
                                                                  JUNE 30, 2005
                                                            --------------------------
                                                                      RETAINED
                                                             APIC     EARNINGS   AOCI
                                                            -------   --------   -----
                                                                  (IN MILLIONS)
RESTRUCTURING TRANSACTIONS
Keeper Holdings LLC.......................................  $    (8)  $   (26)   $  --
Citigroup Series YYY preferred stock......................   (2,225)       --       --
Citigroup Series YY preferred stock.......................     (596)       --       --
Stock of American Financial Life Insurance Company........     (218)      210       --
Stock of Primerica Life Insurance Company.................   (1,100)   (3,150)    (166)
Deferred tax liabilities YYY and YY preferred stock.......      974        --       --
Tax Liabilities...........................................       78        --       --
                                                            -------   -------    -----
  Total impact............................................  $(3,095)  $(2,966)   $(166)
                                                            =======   =======    =====

  STATUTORY EQUITY AND INCOME

     The Department imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. TIC and TLAC exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles ("SAP") continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on the statutory capital and surplus of TIC and TLAC.

     SAP differs from GAAP primarily by: (i) charging policy acquisition costs to expense as incurred; (ii) establishing future policy benefit liabilities using different actuarial assumptions; (iii) valuing securities on a different basis; and (iv) maintaining additional reserves associated with credit default and interest related investment gains and losses.

     In addition, certain assets are not admitted under SAP and are charged directly to surplus. The most significant assets not admitted by TIC and TLAC are net deferred tax assets resulting from temporary differences between SAP basis and tax basis not expected to reverse and become recoverable within a year.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Statutory net income of TIC, a Connecticut domiciled insurer, was $1,080 million, $975 million and $935 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $4,081 million and $7,886 million at December 31, 2005 and 2004, respectively.

     Statutory net income (loss) of TLAC, a Connecticut domiciled insurer, was ($80) million, ($211) million and $37 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $782 million and $942 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                 SUCCESSOR                  PREDECESSOR
                                              ----------------   ---------------------------------
                                              SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                              ----------------   ----------------   --------------
                                                    2005               2005         2004     2003
                                              ----------------   ----------------   -----   ------
                                                                 (IN MILLIONS)
Holding (losses) gains on investments
  arising during the period.................      $  (517)            $ 125         $ 418   $1,412
Income tax effect of holding gains
  (losses)..................................          181               (47)         (149)    (482)
                                                  -------             -----         -----   ------
Reclassification adjustments:
  Recognized holding (gains) losses included
     in current period income...............         (270)              (53)           (2)      18
  Amortization of premiums and accretion of
     discounts associated with
     investments............................           81               (29)          (49)     (62)
  Income tax effect of reclassification
     adjustments............................           66                29            18       16
                                                  -------             -----         -----   ------
       Total reclassification adjustments...         (123)              (53)          (33)     (28)
Allocation of holding losses on investments
  relating to other policyholder amounts....          135                --            --       --
Income tax effect of allocation of holding
  loss......................................          (47)               --            --       --
Unrealized investment gains (losses) of
  subsidiary at date of restructuring.......           --              (166)           --       --
                                                  -------             -----         -----   ------
Net unrealized investment gains (losses)....         (371)             (141)          236      902
Foreign currency translation adjustments
  arising during the period.................            2                --             1        4
Effect of transfer of Primerica ............           --               166            --       --
                                                  -------             -----         -----   ------
       Other comprehensive income
          (losses)..........................      $  (369)            $  25         $ 237   $  906
                                                  =======             =====         =====   ======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                       SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                         DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                       ----------------   ----------------   -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   -----   -----
                                                          (IN MILLIONS)
Compensation.........................       $  86              $  72         $ 143   $ 121
Commissions..........................         236                309           606     465
Amortization of DAC and VOBA.........         186                236           410     280
Capitalization of DAC................        (262)              (426)         (810)   (583)
Rent, net of sublease income.........           7                  3            12      11
Minority interest....................           1                 --            --      --
Other................................         129                246           401     263
                                            -----              -----         -----   -----
  Total other expenses...............       $ 383              $ 440         $ 762   $ 557
                                            =====              =====         =====   =====

13.  BUSINESS SEGMENT INFORMATION

     Historically, the Company was organized into two operating segments, Travelers Life and Annuity ("TL&A") and Primerica. On June 30, 2005, in anticipation of the Acquisition, all of the Company's interests in Primerica were distributed via dividend to CIHC. See Notes 10 and 14. As a result, at June 30, 2005, the operations of Primerica were reclassified into discontinued operations and the segment was eliminated, leaving a single operating segment, TL&A.

     On the Acquisition Date, MetLife reorganized the Company's operations into two operating segments, Institutional and Individual, as well as Corporate & Other, so as to more closely align the acquired business with the manner in which MetLife manages its existing businesses. The Institutional segment includes group life insurance and retirement & savings products and services. The Individual segment includes a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Corporate & Other contains the excess capital not allocated to the business segments and run-off businesses, as well as expenses associated with certain legal proceedings. Corporate & Other also includes the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates capital to each segment based upon an internal capital allocation system used by MetLife that allows MetLife and the Company to effectively manage its capital. The Company evaluates the performance of each operating segment based upon net income excluding certain net investment gains (losses), net of income taxes, and adjustments related to net investment gains (losses), net of income taxes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003. Segment results for periods prior to the Acquisition Date have been restated to reflect segment results in conformity with MetLife's segment presentation. The revised presentation conforms to the manner in which the Company manages and assesses its business. While the prior period presentations have been prepared using the classification of products in conformity with MetLife's segment presentation, they do not reflect the segment results using MetLife's method of capital allocation which allocates capital to each segment based upon an internal capital allocation system as described in the preceding paragraph. In periods prior to the Acquisition Date, earnings on capital were allocated to segments based upon a statutory risk based capital allocation method which resulted in less capital being allocated to the segments and more being retained at Corporate & Other. As it was impracticable to retroactively reflect the impact of applying MetLife's economic capital model on periods prior to the Acquisition Date, they were not restated for this change.

                                                                        SUCCESSOR
                                                    --------------------------------------------------
AS OF OR FOR THE SIX MONTHS ENDED                                                CORPORATE &
DECEMBER 31, 2005                                   INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------------                   -------------   ----------   -----------   -------
                                                                      (IN MILLIONS)
Premiums..........................................     $   116       $    93       $    13     $   222
Universal life and investment-type product policy
  fees............................................          17           425            --         442
Net investment income.............................         711           381           124       1,216
Other revenues....................................          10            45             2          57
Net investment gains (losses).....................         (87)          (99)           (2)       (188)
Policyholder benefits and claims..................         324           177            22         523
Interest credited to policyholder account
  balances........................................         303           201            --         504
Other expenses....................................          30           367           (14)        383
Income from continuing operations before provision
  for income taxes................................         111            99           129         339
Net income........................................          73            86            82         241
Total assets......................................      36,751        52,048        10,672      99,471
DAC and VOBA......................................         161         3,540            --       3,701
Goodwill..........................................         305           159           392         856
Separate account assets...........................       3,177        28,061            --      31,238
Policyholder liabilities..........................      28,340        18,705         4,305      51,350
Separate account liabilities......................       3,177        28,061            --      31,238

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     --------------------------------------------------
FOR THE SIX MONTHS ENDED                                                          CORPORATE &
JUNE 30, 2005                                        INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
------------------------                             -------------   ----------   -----------   -------
                                                                       (IN MILLIONS)
Premiums...........................................     $   206       $   102       $   17      $   325
Universal life and investment-type product policy
  fees.............................................          33           373           --          406
Net investment income..............................         778           547          283        1,608
Other revenues.....................................          (1)           66           48          113
Net investment gains (losses)......................         (10)           (3)          39           26
Policyholder benefits and claims...................         448           131           20          599
Interest credited to policyholder account
  balances.........................................         380           318           --          698
Other expenses.....................................          20           392           28          440
Income from continuing operations before provision
  for income taxes.................................         158           244          339          741
Income from discontinued operations, net of income
  taxes............................................          --            --          240          240
Net income.........................................         103           173          500          776

                                                                       PREDECESSOR
                                                   ---------------------------------------------------
AS OF OR FOR THE YEAR ENDED                                                     CORPORATE &
DECEMBER 31, 2004                                  INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------                        -------------   ----------   -----------   --------
                                                                      (IN MILLIONS)
Premiums.........................................     $   719       $   158       $    34     $    911
Universal life and investment-type product policy
  fees...........................................          73           617            --          690
Net investment income............................       1,443         1,027           542        3,012
Other revenues...................................           5           118            84          207
Net investment gains (losses)....................         (19)           24             4            9
Policyholder benefits and claims.................       1,190           182            39        1,411
Interest credited to policyholder account
  balances.......................................         688           617            --        1,305
Other expenses...................................          40           656            66          762
Income from continuing operations before
  provision for income taxes.....................         303           489           559        1,351
Income from discontinued operations, net of
  income taxes...................................          --            --           491          491
Net income.......................................         197           370           914        1,481
Total assets.....................................      32,837        48,343        24,663      105,843
DAC and VOBA.....................................         222         2,627            13        2,862
Goodwill.........................................          --           101            95          196
Separate account assets..........................       3,509        27,233            --       30,742
Policyholder liabilities.........................      26,809        16,506         3,718       47,033
Separate account liabilities.....................       3,509        27,233            --       30,742

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     -------------------------------------------------
FOR THE YEAR ENDED                                                                CORPORATE &
DECEMBER 31, 2003                                    INSTITUTIONAL   INDIVIDUAL      OTHER      TOTAL
------------------                                   -------------   ----------   -----------   ------
                                                                       (IN MILLIONS)
Premiums...........................................     $  921          $126         $ 35       $1,082
Universal life and investment-type product policy
  fees.............................................         69           462           --          531
Net investment income..............................      1,268           950          525        2,743
Other revenues.....................................         --            74           69          143
Net investment gains (losses)......................         (6)          (34)          72           32
Policyholder benefits and claims...................      1,368           153           47        1,568
Interest credited to policyholder account
  balances.........................................        650           598           --        1,248
Other expenses.....................................         41           456           60          557
Income from continuing operations before provision
  for income taxes.................................        193           371          594        1,158
Income from discontinued operations, net of income
  taxes............................................         --            --          440          440
Net income.........................................        126           306          926        1,358

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated capital. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues. Substantially all of the Company's revenues originated in the United States.

14.  DISCONTINUED OPERATIONS

     As described in Note 1, and in accordance with the Acquisition Agreement, Primerica, a former operating segment of the Company, was distributed in the form of a dividend to CIHC on June 30, 2005.

     In accordance with SFAS No. 144 the distribution of Primerica by dividend to CIHC qualifies as a disposal by means other than a sale. As such, Primerica was treated as continuing operations until the date of disposal and, upon the date of disposal, the results from the operations were reclassified as discontinued operations for all periods presented.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following summarizes Primerica's financial information:

                                                                 PREDECESSOR
                                                      ----------------------------------
                                                      SIX MONTHS ENDED     YEARS ENDED
                                                          JUNE 30,        DECEMBER 31,
                                                      ----------------   ---------------
                                                            2005          2004     2003
                                                      ----------------   ------   ------
                                                                (IN MILLIONS)
Revenues from discontinued operations...............        $900         $1,770   $1,660
Expenses from discontinued operations...............         539          1,038      989
                                                            ----         ------   ------
Income from discontinued operations before provision
  for income taxes..................................         361            732      671
Provision for income taxes..........................         121            241      231
                                                            ----         ------   ------
  Income from discontinued operations, net of income
     taxes..........................................        $240         $  491   $  440
                                                            ====         ======   ======

     The following is a summary of Primerica's assets and liabilities at:

                                                                PREDECESSOR
                                                               -------------
                                                               DECEMBER 31,
                                                                   2004
                                                               -------------
                                                               (IN MILLIONS)
ASSETS
Investments.................................................      $ 5,891
Cash and cash equivalents...................................           31
Premiums and other receivables..............................          844
Deferred policy acquisition costs...........................        2,177
Other assets................................................          492
Separate account assets.....................................          584
                                                                  -------
Total assets held-for-sale..................................      $10,019
                                                                  =======

LIABILITIES
Future policy benefits......................................      $ 3,545
Deferred income taxes payable...............................          849
Other liabilities...........................................          767
Separate account liabilities................................          584
                                                                  -------
Total liabilities held-for-sale.............................      $ 5,745
                                                                  =======

     Primerica Financial Services, Inc. ("PFS"), a former affiliate, was a distributor of products for the Company. PFS or its affiliates sold $473 million, $983 million and $714 million of individual annuities for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to PFS were $19 million, $75 million and $58 million for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively.

     Included in investments above is a $391 million investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                         SUCCESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2005                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $48,162     $ 48,162
  Trading securities........................................             $   452     $    452
  Equity securities.........................................             $   421     $    421
  Mortgage and consumer loans...............................             $ 2,094     $  2,087
  Policy loans..............................................             $   881     $    881
  Short-term investments....................................             $ 1,486     $  1,486
  Cash and cash equivalents.................................             $   521     $    521
  Mortgage loan commitments.................................    $339     $    --     $     (2)
  Commitments to fund partnership investments...............    $715     $    --     $     --
Liabilities:
  Policyholder account balances.............................             $28,851     $ 27,795
  Payables for collateral under securities loaned and other
     transactions...........................................             $ 8,750     $  8,750

                                                                        PREDECESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2004                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $ 42,621    $ 42,621
  Trading securities........................................             $  1,346    $  1,346
  Equity securities.........................................             $    374    $    374
  Mortgage and consumer loans...............................             $  2,124    $  2,197
  Policy loans..............................................             $  1,084    $  1,084
  Short-term investments....................................             $  3,502    $  3,502
  Cash and cash equivalents.................................             $    215    $    215
  Mortgage loan commitments.................................    $213     $     --    $     --
  Commitments to fund partnership investments...............    $389     $     --    $     --
Liabilities:
  Policyholder account balances.............................             $ 29,601    $ 29,769
  Payables for collateral under securities loaned and other
     transactions...........................................             $  2,215    $  2,215

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities, trading securities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

16.  RELATED PARTY TRANSACTIONS

     During 1995, Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly-owned subsidiary of MetLife, acquired 100% of the group life business of TIC. The Company's consolidated balance sheet includes a reinsurance receivable related to this business of $387 million at December 31, 2005 and $409 million at December 31, 2004. Ceded premiums related to this business were $1 million for both the six

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

months ended December 31, 2005 and June 30, 2005. Ceded benefits related to this business were $11 million and $13 million, for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In December 2004, TIC and TLAC entered into a reinsurance agreement with TLARC related to guarantee features included in certain of their universal life and variable universal life products. This reinsurance agreement is treated as a deposit-type contract and at December 31, 2005, the Company had a recoverable from TLARC of $48 million. Fees associated with this contract, included within other expenses, were $1 million and $40 million for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In addition, TIC's and TLAC's individual insurance mortality risk is reinsured, in part, to Reinsurance Group of America, Incorporated ("RGA"), an affiliate. Reinsurance recoverables, under these agreements with RGA, were $47 million and $30 million at December 31, 2005 and 2004, respectively. Ceded premiums earned, universal life fees and benefits incurred were $4 million, $34 million and $54 million, respectively, for the six months ended December 31, 2005 and $5 million, $18 million and $28 million, respectively, for the six months ended June 30, 2005.

     At June 30, 2005 and December 31, 2004, the Company had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amounts of $10 million and $14 million, respectively. Income (loss) of ($1) million, $1 million and $7 million was recognized on these investments in the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. In July 2005, the Company sold its investment in Tribeca.

     Prior to the Acquisition, the Company had related party transactions with its former parent and/or affiliates. These transactions are described as follows:

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid Citigroup and its subsidiaries $22 million, $41 million and $55 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively, for these services.

     The Company has received reimbursements from Citigroup and its former affiliates related to the Company's increased benefit and lease expenses after the spin-off of Travelers Property and Casualty, a former affiliate of the Company and Citigroup. These reimbursements totaled $8 million, $27 million and $34 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     At December 31, 2004, the Company maintained a short-term investment pool in which its insurance affiliates participated. The position of each company participating in the pool is calculated and adjusted daily. The Company's pool amounted to $3.3 billion at December 31, 2004.

     The Company had outstanding loaned securities to a former affiliate, Citigroup Global Markets, Inc., of $342 million for the year ended December 31, 2004.

     Included in other invested assets was a $2.8 billion investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost. Dividends received on these investments were $84 million and $203 million for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. The dividends received in 2005 were subsequently distributed back to Citigroup as part of the restructuring transactions prior to the Acquisition. See Note 10.

     The Company had investments in an affiliated joint venture, Tishman Speyer, of $93 million at December 31, 2004. Income of $99 million, $54 million and $19 million was earned on these investments for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the ordinary course of business, the Company purchased and sold securities through affiliated broker-dealers, including Smith Barney. These transactions were conducted on an arm's-length basis. Amounts due to Smith Barney were $364 million at December 31, 2004. The Company marketed deferred annuity products and life insurance through its affiliate, Smith Barney. Annuity products related to these products were $345 million, $877 million $835 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Life premiums were $55 million, $138 million and $115 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to Smith Barney were $33 million, $72 million and $70 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. The Company also marketed individual annuity and life insurance through its affiliated broker-dealers. Deposits received from affiliated broker-dealers were $1.1 billion, $2.0 billion and $1.8 billion in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to affiliated broker-dealers were $45 million, $90 million and $83 million in the six months ended June 30, 2005 and in 2004 and 2003, respectively.

17.  SUBSEQUENT EVENT

     On February 14, 2006, TIC filed, with the State of Connecticut Office of the Secretary of the State, a Certificate of Amendment to the Charter as Amended and Restated of The Travelers Insurance Company (the "Charter Amendment"). The Charter Amendment changes the name of TIC to "MetLife Insurance Company of Connecticut" and is effective on May 1, 2006.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                      OTHER THAN INVESTMENTS IN AFFILIATES
                               DECEMBER 31, 2005

                                 (IN MILLIONS)

                                                                        SUCCESSOR
                                                     -----------------------------------------------
                                                                                        AMOUNT AT
                                                          COST OR        ESTIMATED    WHICH SHOWN ON
                                                     AMORTIZED COST(1)   FAIR VALUE   BALANCE SHEET
                                                     -----------------   ----------   --------------
TYPE OF INVESTMENT
Fixed Maturities:
  Bonds:
     U.S. Treasury/agency securities...............       $ 6,153         $ 6,112        $ 6,112
     State and political subdivision securities....           632             607            607
     Foreign government securities.................           472             487            487
     Public utilities..............................         2,590           2,546          2,546
     Convertibles and bonds with warrants
       attached....................................             1               1              1
     All other corporate bonds.....................        19,520          19,107         19,107
  Residential and commercial mortgage-backed, and
     other asset-backed securities.................        19,443          19,266         19,266
  Redeemable and preferred stock...................            37              36             36
                                                          -------         -------        -------
     Total fixed maturities........................        48,848         $48,162         48,162
                                                          -------         =======        -------
Trading Securities.................................           457         $   452            452
                                                                          =======
Equity Securities:
  Common stocks:
     Banks, trust and insurance companies..........             1               1              1
     Industrial, miscellaneous and all other.......            96              97             97
  Non-redeemable preferred stocks..................           327             323            323
                                                          -------         -------        -------
     Total equity securities.......................           424         $   421            421
                                                          -------         =======        -------
Mortgage and consumer loans........................         2,094                          2,094
Policy loans.......................................           881                            881
Real estate and real estate joint ventures.........            96                             96
Other limited partnership interests................         1,248                          1,248
Short-term investments.............................         1,486                          1,486
Other invested assets..............................         1,029                          1,029
                                                          -------                        -------
     Total investments.............................       $56,563                        $55,869
                                                          =======                        =======

---------------

(1) The Company's trading securities portfolio is mainly comprised of fixed maturities. Cost for fixed maturities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
    AS OF DECEMBER 31, 2005 (SUCCESSOR) AND DECEMBER 31, 2004 (PREDECESSOR)

                                 (IN MILLIONS)

                                                   DAC        FUTURE POLICY      POLICYHOLDER
                                                   AND     BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                            VOBA    POLICYHOLDER FUNDS      BALANCES     REVENUE (1)
-------                                           ------   -------------------   ------------   -----------
AS OF DECEMBER 31, 2005 (SUCCESSOR)
Institutional...................................  $  161         $11,880           $16,460         $  1
Individual......................................   3,540           2,179            16,526           21
Corporate & Other...............................      --           4,305                --           --
                                                  ------         -------           -------         ----
                                                  $3,701         $18,364           $32,986         $ 22
                                                  ======         =======           =======         ====

AS OF DECEMBER 31, 2004 (PREDECESSOR)
Institutional...................................  $  222         $ 8,011           $18,798         $ 17
Individual......................................   2,627           1,549            14,957          206
Corporate & Other...............................      13           3,718                --           --
                                                  ------         -------           -------         ----
                                                  $2,862         $13,278           $33,755         $223
                                                  ======         =======           =======         ====

---------------

(1) Amounts are included in other policyholder funds column for successor and in other liabilities for predecessor.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (SUCCESSOR)
                        AND JUNE 30, 2005 (PREDECESSOR)
          AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (PREDECESSOR)

                                 (IN MILLIONS)

                            PREMIUM                  POLICYHOLDER   AMORTIZATION OF
                            REVENUES       NET       BENEFITS AND    DAC AND VOBA       OTHER         PREMIUMS
                           AND POLICY   INVESTMENT     INTEREST       CHARGED TO      OPERATING       WRITTEN
SEGMENT                       FEES        INCOME       CREDITED     OTHER EXPENSES    EXPENSES    (EXCLUDING LIFE)
-------                    ----------   ----------   ------------   ---------------   ---------   ----------------
FOR THE SIX MONTHS ENDED
DECEMBER 31, 2005 (SUCCESSOR)
Institutional............    $  133       $  711        $  627           $  1           $ 29            $ --
Individual...............       518          381           378            185            182              --
Corporate & Other........        13          124            22             --            (14)             --
                             ------       ------        ------           ----           ----            ----
                             $  664       $1,216        $1,027           $186           $197            $ --
                             ======       ======        ======           ====           ====            ====
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Institutional............    $  239       $  778        $  828           $  4           $ 16            $206
Individual...............       475          547           449            231            162              62
Corporate & Other........        17          283            20              1             27              17
                             ------       ------        ------           ----           ----            ----
                             $  731       $1,608        $1,297           $236           $205            $285
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Institutional............    $  792       $1,443        $1,878           $  7           $ 33            $719
Individual...............       775        1,027           799            401            255              72
Corporate & Other........        34          542            39              2             64              34
                             ------       ------        ------           ----           ----            ----
                             $1,601       $3,012        $2,716           $410           $352            $825
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Institutional............    $  990       $1,268        $2,018           $ 12           $ 29            $921
Individual...............       588          950           751            266            190              25
Corporate & Other........        35          525            47              2             58              35
                             ------       ------        ------           ----           ----            ----
                             $1,613       $2,743        $2,816           $280           $277            $981
                             ======       ======        ======           ====           ====            ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE IV

                            CONSOLIDATED REINSURANCE
         AS OF DECEMBER 31, 2005 AND 2004 AND FOR THE SIX MONTHS ENDED
                      DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                % AMOUNT
                                                        GROSS                           NET     ASSUMED
                                                        AMOUNT     CEDED    ASSUMED   AMOUNT     TO NET
                                                       --------   -------   -------   -------   --------
AS OF AND FOR THE SIX MONTHS ENDED
  DECEMBER 31, 2005 (SUCCESSOR)
Life insurance in-force..............................  $109,333   $78,438   $   --    $30,895      --%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    237   $    34   $   --    $   203      --%
  Accident and health................................       144       125       --         19      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    381   $   159   $   --    $   222      --%
                                                       ========   =======   ======    =======
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Insurance Premium:
  Life insurance.....................................  $    335   $    27   $   --    $   308      --%
  Accident and health................................       129       112       --         17      --%
  Property and casualty insurance....................         2         2       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    466   $   141   $   --    $   325      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Life insurance in-force..............................  $100,794   $73,575   $3,313    $30,532    10.9%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    927   $    51   $   --    $   876      --%
  Accident and health................................       263       228       --         35      --%
  Property and casualty insurance....................         1         1       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,191   $   280   $   --    $   911      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Life insurance in-force..............................  $ 89,443   $62,957   $3,362    $29,848    11.3%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $  1,086   $    40   $   --    $ 1,046      --%
  Accident and health................................       269       233       --         36      --%
  Property and casualty insurance....................        21        21       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,376   $   294   $   --    $ 1,082      --%
                                                       ========   =======   ======    =======

                         PIONEER ANNUISTAR(SM) ANNUITY
                             PORTFOLIO ARCHITECT II
                          PIONEER ANNUISTAR(SM) VALUE

                       STATEMENT OF ADDITIONAL INFORMATION


         METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415



MIC-Book-72-73-87                                                      May  2006

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)
      The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


        (1)   Statement of Assets and Liabilities as of December 31, 2005

        (2)   Statement of Operations for the year ended December 31, 2005

        (3) Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004

        (4)   Statement of Investments as of December 31, 2005

        (5)   Notes to Financial Statements


      The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include


        (1) Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003

        (2)   Consolidated Balance Sheets as of December 31, 2005 and 2004

        (3) Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2005, 2004 and 2003

        (4) Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003

        (5)   Notes to Consolidated Financial Statements

        (6)   Financial Statement Schedules


(b) EXHIBITS


EXHIBIT
 NUMBER        DESCRIPTION
-------        -----------
  1.           Resolution of The Travelers Insurance Company Board of Directors
               authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on
               Form N-4, filed May 23, 1997.)

  2.           Not Applicable.

 3(a).         Distribution and Principal Underwriting Agreement among the
               Registrant, The Travelers Insurance Company and Travelers
               Distribution LLC. (Incorporated herein by reference to Exhibit
               3(a) to Post Effective Amendment No. 4 to the Registration
               Statement on Form N-4, File No. 333-58783 filed February 26,
               2001.)

 3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers
               Fund ABD for Variable Annuities to the Registration Statement on
               Form N-4, File No. 033-65343 filed April 6, 2006.)

 4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the
               Registration Statement on Form N-4, File No. 333-101777 filed
               April 17, 2003.)

 4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

 4(c).         Form of Guaranteed Minimum Withdrawal Rider for Life.
               (Incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 7 to the Registration Statement on
               Form N-4, File No. 333-65926, filed December 20, 2005.)

 4(d) Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers
               Fund ABD for Variable Annuities to the Registration Statement on
               Form N-4, File No. 033-65343 filed April 6, 2006.)


 4(e).         Roth 401 Endorsement. (Incorporated herein by reference to
               Exhibit 4(d) to Post-Effective Amendment No. 14 to The Travelers
               Fund ABD for Variable Annuities to the Registration Statement on
               Form N-4, File No. 033-65343 filed April 6, 2006.)


 4(f).         Roth 403(b) Endorsement. (Incorporated herein by reference to
               Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers
               Fund ABD for Variable Annuities to the Registration Statement on
               Form N-4, File No. 033-65343 filed April 6, 2006.

 5(a).         Form of Application. (Incorporated herein by reference to Exhibit
               5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101777 filed April 17, 2003.)

 5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
               Travelers Fund ABD for Variable Annuities to the Registration
               Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)
 6.(a)         Charter of The Travelers Insurance Company, as amended on October
               19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed
               November 13, 1998.)

 6.(b)         By-Laws of The Travelers Insurance Company, as amended on October
               20, 1994. (Incorporated herein by reference to Exhibit 3(a)(ii) to Registration Statement on Form S-2, File No. 33-58677, filed via EDGAR on April 18, 1995.)

 6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006.
               (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
               Variable Annuities Registration Statement on Form N-4 , File No.
               033-65343 filed April 6, 2006.)

  7. Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the
               Registration Statement on Form N-4, File No. 333-65942 filed
               April 15, 2003.)

 8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the
               Registration Statement on Form N-4, File No. 333-101778, filed
               April 21, 2005).

 8(b).         Participation Agreement Among Metropolitan Series Fund, Inc.,
               MetLife Advisers, LLC, Metropolitan Life Insurance Company, The
               Travelers Insurance Company and The Travelers Life and Annuity
               Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 14 to
               The Travelers Fund ABD for Variable Annuities Registration
               Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

 8(c).         Participation Agreement Among Met Investors Series Trust, Met
               Investors Advisory, LLC, MetLife Investors Distribution Company,
               The Travelers Insurance Company and The Travelers Life and
               Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration
               Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

  9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed December 11, 2002.)

 10(a)         Consent of KPMG LLP, Independent Registered Public Accounting
               Firm. Filed herewith.

 10(b)         Consent of Deloitte & Touche LLP, Independent Registered Public
               Accounting Firm. Filed herewith.

  11.          Not Applicable.

  12.          Not Applicable.

  15.          Powers of Attorney authorizing Michele H. Abate, Thomas S. Clark,
               John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina
               C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for
               C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber,
               Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 10 to the TIC
               Separate Account Eleven for Variable Annuities Registration
               Statement on Form N-4, File No. 333-101778, filed September 20,
               2005).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Principal Business Address:
     The Travelers Insurance Company
     One Cityplace
     Hartford, CT 06103-3415

NAME AND PRINCIPAL                    POSITIONS AND OFFICES
BUSINESS ADDRESS                      WITH INSURANCE COMPANY
------------------                    ----------------------
C. Robert Henrikson                   Director, Chairman, President and Chief Executive Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Leland C. Launer, Jr.                 Director
501 Route 22
Bridgewater, NJ 08807

Lisa M. Weber                         Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven A. Kandarian                   Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb                     Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Gwenn L. Carr                         Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Michael K. Farrell                    Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Hugh C. McHaffie                      Senior Vice President
501 Boylston Street
Boston, MA 02116

Joseph J. Prochaska, Jr.              Senior Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Stanley J. Talbi                      Senior Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Anthony J. Williamson                 Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Roberto Baron                         Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven J. Brash                       Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

William D. Cammarata                  Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Vincent Cirulli                       Vice President
10 Park Avenue
Morristown, NJ 07962

James R. Dingler                      Vice President
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                   Vice President
260 Madison Ave
New York, NY 10016

Judith A. Gulotta                     Vice President
10 Park Avenue
Morristown, NJ 07962

S. Peter Headley                      Vice President and Assistant Secretary
6750 Poplar Avenue
Germantown, TN 38138

C. Scott Inglis                       Vice President
10 Park Avenue
Morristown, NJ 07962

Daniel D. Jordan                      Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett Kleinberg                     Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Paul L. LeClair                       Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                        Vice President
185 Asylum Street
Hartford, CT 06103

Joseph J. Massimo                     Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill                     Vice President
10 Park Avenue
Morristown, NJ 07962

Mark S. Reilly                        Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington                     Vice President
185 Asylum Street
Hartford, CT 06103

Jonathan L. Rosenthal                 Vice President and Chief Hedging Officer

10 Park Avenue
Morristown, NJ 07962

Ragai A. Roushdy                      Vice President
10 Park Avenue
Morristown, NJ 07962

Erik V. Savi                          Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth                    Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann                     Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The Travelers Insurance Company under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2006 there were 124 qualified contracts and 142 non-qualified contracts of Pioneer Annuistar; there were 414 qualified contracts and 317 non-qualified contracts of Portfolio Architect II; and there were 32 qualified contracts and 31 non-qualified contracts of Pioneer Annuistar Value offered by the Registrant.


ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.




Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) Travelers Distribution LLC
    One Cityplace
    Hartford, CT 06199


Travelers Distribution LLC also serves as principal underwriter and distributor for the following investment companies (other than the Registrant) :

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity

Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, TLAC Variable Annuity Separate Account 2002 and The Travelers Separate Account QPN for Variable Annuities.




(b) Travelers Distribution LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Travelers Distribution LLC. The principal business address for Travelers Distribution LLC is One Cityplace, Hartford, CT 06103-3415.

NAME AND PRINCIPAL                                  POSITIONS AND OFFICES
BUSINESS ADDRESS                                    WITH UNDERWRITER
------------------                                  ---------------------
Leslie Sutherland                                   President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Steven J. Brash                                     Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Debora L. Buffington                                Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                                    Vice President, National Accounts
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Anthony J. Dufault                                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

James R. Fitzpatrick                                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Elizabeth M. Forget                                 Vice President and Chief Marketing Officer
260 Madison Avenue
New York, NY 10016

Helayne F. Klier                                    Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Paul M. Kos                                         Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. LaPiana                                     Vice President, Life Insurance Distribution Division
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                                  Vice President and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

John E. Petersen                                    Vice President
13045 Tesson Ferry Rd.
St. Louis, MO 63128

Robert H. Petersen                                  Vice President and Chief Financial Officer
485-E U.S. Highway 1 South
4th Floor
Iselin, NJ 08830

Deron J. Richens                                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. Smith                                       Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Cathy Sturdivant                                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                                    Vice President
260 Madison Avenue
New York, NY 10016

Edward C. Wilson                                    Vice President and Chief Distribution Officer
5 Park Plaza
Suite 1900
Irvine, CA 92614

Anthony J. Williamson                               Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Michael K. Farrell                                  Manager
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                                    Manager
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                                  Manager
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

           (1)                            (2)                      (3)                 (4)                (5)
    Name of Principal          Net Underwriting Discounts    Compensation On        Brokerage            Other
       Underwriter                   and Commissions            Redemption         Commissions       Compensation
--------------------------     --------------------------    ---------------       -----------       ------------
Travelers Distribution LLC            $132,588,671                 $0                   $0                 $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1) The Travelers Insurance Company
    One Cityplace
    Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


(d) To comply with and rely upon the Securities and Exchange Commission No Action Letter to the American Council of Life Insurance, date November 28, 1998, regarding Sections 22e, 27(c)(1) and 27(d) of the Investment Company Act of 1940.


The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Boston, and State of Massachusetts, on this 5th day of April, 2006.

         THE TRAVELERS SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                                     By: /s/ HUGH C. MCHAFFIE
                                         ---------------------------------------
                                         Hugh C. McHaffie, Senior Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 5th day of April, 2006.

*C. ROBERT HENRIKSON                          Director, Chairman, President and
----------------------------------            Chief Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI                             Senior Vice President and Chief
----------------------------------            Financial Officer
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.                     Senior Vice President and Chief
----------------------------------            Accounting Officer
(Joseph J. Prochaska, Jr.)

*LELAND C. LAUNER, JR.                        Director
----------------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                                Director
----------------------------------
(Lisa M. Weber)

By: /s/ John E. Connolly, Jr.
    ---------------------------------------
    John E. Connolly, Jr., Attorney-in-Fact

* The Travelers Insurance Company. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 10 to the TIC Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-101778, filed September 20, 2005.

                                  EXHIBIT INDEX

10(a) Consent of KPMG LLP, Independent Registered Public Accounting Firm.

10(b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
      Firm.